FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04149

                             FRANKLIN TAX-FREE TRUST
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 650 312-2000
                                                            ------------

Date of fiscal year end:  8/31
                          ----

Date of reporting period: 11/30/04
                          --------

Item 1. Schedule of Investments.

FRANKLIN TAX-FREE TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
NOVEMBER 30, 2004

--------------------------------------------------------------------------------

CONTENTS

Franklin Alabama Tax-Free Income Fund ....................................     3

Franklin Arizona Tax-Free Income Fund ....................................     6

Franklin Colorado Tax-Free Income Fund ...................................    12

Franklin Connecticut Tax-Free Income Fund ................................    16

Franklin Double Tax-Free Income Fund .....................................    19

Franklin Federal Intermediate-Term Tax-Free Income Fund ..................    22

Franklin Federal Limited-Term Tax-Free Income Fund .......................    31

Franklin Florida Insured Tax-Free Income Fund ............................    37

Franklin Florida Tax-Free Income Fund ....................................    40

Franklin Georgia Tax-Free Income Fund ....................................    48

Franklin High Yield Tax-Free Income Fund .................................    51

Franklin Insured Tax-Free Income Fund ....................................    73

Franklin Kentucky Tax-Free Income Fund ...................................    88

Franklin Louisiana Tax-Free Income Fund ..................................    91

Franklin Maryland Tax-Free Income Fund ...................................    94

Franklin Massachusetts Insured Tax-Free Income Fund ......................    97

Franklin Michigan Insured Tax-Free Income Fund ...........................   101

Franklin Minnesota Insured Tax-Free Income Fund ..........................   108

Franklin Missouri Tax-Free Income Fund ...................................   114

Franklin New Jersey Tax-Free Income Fund .................................   119

Franklin North Carolina Tax-Free Income Fund .............................   125

Franklin Ohio Insured Tax-Free Income Fund ...............................   130

Franklin Oregon Tax-Free Income Fund .....................................   141

Franklin Pennsylvania Tax-Free Income Fund ...............................   146

Franklin Virginia Tax-Free Income Fund ...................................   152

Glossary of Terms ........................................................   157

Notes to Statements of Investments .......................................   158

                                   [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
     FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                               AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS 98.6%
     BONDS
     Alabama Building Renovation Finance Authority Revenue, Refunding, AMBAC Insured,
      5.625%, 9/01/24 ..............................................................................   $2,500,000   $  2,725,475
     Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A,
      AMBAC Insured, 5.25%, 8/15/24 ................................................................    1,755,000      1,848,296
     Alabama HFA, SFMR, Series D-2, GNMA Secured, 5.75%, 10/01/23 ..................................      915,000        935,386
     Alabama State Docks Department Docks Facilities Revenue,
      MBIA Insured, 6.30%, 10/01/21 ................................................................    4,500,000      4,840,470
      Refunding, MBIA Insured, 5.50%, 10/01/22 .....................................................    1,000,000      1,079,150
     Alabama State IDA, Solid Waste Disposal Revenue, Pine City Fiber Co., 6.45%, 12/01/23 .........    2,000,000      2,028,420
     Alabama Water Pollution Control Authority Revenue, Fund Loan, Series A,
      AMBAC Insured, 5.00%, 8/15/23 ................................................................    4,435,000      4,597,676
     Alabaster GO, wts., AMBAC Insured, Pre-Refunded, 5.00%,
      9/01/24 ......................................................................................    3,470,000      3,870,542
      9/01/27 ......................................................................................    1,500,000      1,673,145
     Alabaster Sewer Revenue, AMBAC Insured, 5.00%, 4/01/29 ........................................    2,055,000      2,085,476
     Athens Electric Revenue, wts., MBIA Insured,
       6.00%, 6/01/25 ..............................................................................      370,000        384,178
       Pre-Refunded, 6.00%, 6/01/25 ................................................................      630,000        654,910
     Auburn GO, FSA Insured, 5.00%, 1/01/24 ........................................................    1,500,000      1,531,485
     Auburn University Revenues, Athletic, Series A, FSA Insured, 5.00%, 4/01/32 ...................    2,000,000      2,023,660
     Baldwin County Eastern Shore Health Care Authority Hospital Revenue, 5.75%, 4/01/27 ...........    1,000,000        963,420
     Birmingham Baptist Medical Center Special Care Facilities Financing Authority Revenue,
      Baptist Health System Inc., Refunding, MBIA Insured, 5.875%,
       11/15/19 ....................................................................................    3,500,000      3,772,580
       11/15/26 ....................................................................................    2,000,000      2,114,420
 (a) Birmingham GO, Refunding and Capital Improvement, Series B, AMBAC Insured,
      5.00%, 12/01/32 ..............................................................................    4,000,000      4,042,000
     Birmingham Southern College Private Educational Building Authority Tuition Revenue, Refunding,
      5.35%, 12/01/19 ..............................................................................    1,000,000      1,011,090
     Clarke and Mobile Counties Gas District Revenue, AMBAC Insured, 5.875%, 12/01/23 ..............    4,000,000      4,477,560
     Coffee County PBA, Building Revenue,
       MBIA Insured, 5.00%, 9/01/27 ................................................................    2,145,000      2,184,382
       wts., FSA Insured, Pre-Refunded, 6.10%, 9/01/16 .............................................    1,000,000      1,086,500
     Courtland IDBR,
       Environmental Improvement Revenue, Champion International Corp. Project, Refunding,
         6.40%, 11/01/26 ...........................................................................    2,000,000      2,105,100
       Solid Waste Disposal Revenue, Champion International Corp. Project, Series A, 6.50%,
         9/01/25 ...................................................................................    5,000,000      5,189,000
     Culman and Jefferson County Gas District Gas Revenue, MBIA Insured, 5.85%, 7/01/24 ............    2,000,000      2,228,120
     Etowah County Board Education GO, Special Tax School Warrants, FSA Insured, 5.00%,
       9/01/24 .....................................................................................    4,235,000      4,377,127
       9/01/28 .....................................................................................    2,000,000      2,032,440
       9/01/33 .....................................................................................    2,500,000      2,528,050
     Fairfield GO, wts., Refunding, AMBAC Insured, 5.00%, 2/01/29 ..................................    1,500,000      1,521,930
     Fairfield IDB, Environmental Improvement Revenue, USX Corp. Project, Refunding,
       5.45%, 9/01/14 ..............................................................................    2,000,000      2,111,160
       Series A, 6.70%, 12/01/24 ...................................................................    3,500,000      3,614,135
     Florence Electric Revenue, wts., FSA Insured, 5.25%, 6/01/19 ..................................    1,415,000      1,523,969
     Florence GO, wts. Series B, FGIC Insured, 5.00%, 9/01/23 ......................................    2,500,000      2,596,700


                                         Quarterly Statements of Investments | 3

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                            AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Franklin County wts., Series B, AMBAC Insured, 5.125%, 10/01/33 ............................   $2,000,000   $2,054,880
Gulf Shores GO, wts., AMBAC Insured,
  6.00%, 9/01/21 ...........................................................................      770,000      819,095
  Pre-Refunded, 6.00%, 9/01/21 .............................................................    1,165,000    1,243,183
Houston County Health Care Authority Revenue, AMBAC Insured,
  6.125%, 10/01/25 .........................................................................    1,000,000    1,116,040
  6.25%, 10/01/30 ..........................................................................    3,150,000    3,538,741
Huntsville Capital Improvement GO, Series A, AMBAC Insured, 5.00%, 2/01/23 .................    1,000,000    1,036,540
Huntsville Health Care Authority Revenue, Series A, MBIA Insured,
  5.40%, 6/01/22 ...........................................................................    4,000,000    4,290,400
  5.50%, 6/01/27 ...........................................................................    3,820,000    4,083,962
Huntsville PBA, Lease Revenue, Municipal Justice and Public Safety Center,
 MBIA Insured, 5.00%,
  10/01/25 .................................................................................    5,000,000    5,143,450
  10/01/29 .................................................................................    4,000,000    4,056,760
Jacksonville State University Revenue, Tuition and Fee, MBIA Insured, 5.00%, 12/01/22 ......    3,000,000    3,113,850
Jefferson County Sewer Revenue,
  Capital Improvement, wts., Series A, FGIC Insured, Pre-Refunded, 5.00%, 2/01/33 ..........    2,385,000    2,625,742
  Capital Improvement, wts., Series A, FGIC Insured, Pre-Refunded, 5.375%, 2/01/36 .........    6,000,000    6,693,720
  Series D, FGIC Insured, Pre-Refunded, 5.00%, 2/01/32 .....................................    4,000,000    4,428,280
  wts., ETM, 7.50%, 9/01/13 ................................................................      200,000      223,866
  wts., Series D, FGIC Insured, Pre-Refunded, 5.75%, 2/01/27 ...............................    6,000,000    6,497,520
Lauderdale County and Florence Health Care Authority Revenue, Coffee Health Group,
 Series A, MBIA Insured,
  5.625%, 7/01/21 ..........................................................................    3,000,000    3,303,840
  5.375%, 7/01/29 ..........................................................................    3,095,000    3,231,025
  Pre-Refunded, 5.375%, 7/01/29 ............................................................    1,905,000    2,136,362
Madison GO, wts.,
  AMBAC Insured, 5.35%, 2/01/26 ............................................................    2,410,000    2,531,054
  MBIA Insured, 6.00%, 4/01/23 .............................................................    2,000,000    2,064,360
Marshall County Health Care Authority Hospital Revenue, Series A, 5.75%, 1/01/32 ...........    2,170,000    2,220,518
Mobile County Board School Commissioners GO, Capital Outlay wts., Series B, AMBAC Insured,
  5.10%, 3/01/22 ...........................................................................    2,265,000    2,356,868
  5.125%, 3/01/31 ..........................................................................    8,230,000    8,403,406
Mobile Housing Assistance Corp. MFHR, Refunding, Series A, FSA Insured, 7.625%, 2/01/21 ....    1,240,000    1,241,339
Montgomery Medical Clinic Board Health Care Facilities Revenue, Jackson Hospital and Clinic,
  Refunding, AMBAC Insured, 6.00%, 3/01/26 .................................................    6,000,000    6,358,020
Morgan County GO, wts. AMBAC Insured, 5.00%, 4/01/29 .......................................    1,975,000    2,005,771
Moulton Water Works Board Water Revenue, MBIA Insured, 5.375%, 1/01/32 .....................    1,935,000    2,003,054
Muscle Shoals GO,
  Refunding, wts., MBIA Insured, 5.80%, 8/01/16 ............................................    1,725,000    1,825,257
  Refunding, wts., MBIA Insured, 5.90%, 8/01/25 ............................................    7,000,000    7,410,620
  wts., MBIA Insured, 5.50%, 8/01/30 .......................................................    2,150,000    2,299,726
Oxford GO, School wts., AMBAC Insured, 6.00%, 5/01/30 ......................................    4,275,000    4,768,506
Puerto Rico Commonwealth GO, Public Improvement,
  FSA Insured, 5.125%, 7/01/30 .............................................................    1,115,000    1,149,130
  FSA Insured, Pre-Refunded, 5.25%, 7/01/27 ................................................    1,495,000    1,667,000
  FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ...............................................    1,885,000    2,088,052
 Refunding, FSA Insured, 5.25%, 7/01/27 ....................................................    1,005,000    1,050,959


4 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
     FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                           AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     Puerto Rico Commonwealth GO, Public Improvement, (cont.)
       Series A, 5.125%, 7/01/31 ...............................................................   $3,550,000   $  3,580,424
       Series A, Pre-Refunded, 5.125%, 7/01/31 .................................................    1,450,000      1,615,257
     Puerto Rico Electric Power Authority Power Revenue, Series II, FSA Insured, 5.125%, 7/01/26    5,000,000      5,241,950
     Puerto Rico PBA Revenue,
       Government Facilities, Series D, 5.25%, 7/01/27 .........................................      760,000        786,364
       Government Facilities, Series D, Pre-Refunded, 5.25%, 7/01/27 ...........................    2,305,000      2,563,275
       Guaranteed Government Facilities, Series G, 5.00%, 7/01/26 ..............................    3,000,000      3,039,540
     Russellville GO, wts., Refunding, MBIA Insured, Pre-Refunded, 5.75%, 12/01/26 .............    2,500,000      2,717,550
     Sheffield GO, wts., AMBAC Insured, 5.125%, 5/01/33 ........................................    2,610,000      2,678,930
     St. Clair County Board of Education, School Tax Anticipation wts., Series C, FSA Insured,
       5.85%, 2/01/29 ..........................................................................    4,815,000      5,298,908
     Sylacauga GO, wts., AMBAC Insured, 5.50%, 6/01/25 .........................................    1,700,000      1,833,620
     Tallahassee GO, Water, Gas and Sewer Waste, AMBAC Insured, 5.25%, 5/01/31 .................    1,135,000      1,185,916
     Troy State University Student Fee Revenue, MBIA Insured, 5.00%, 11/01/21 ..................    2,215,000      2,299,702
     University of Montavello Revenue, FSA Insured, 5.30%, 5/01/22 .............................    1,940,000      2,073,647
     University of North Alabama Revenue, General Fee, Series A, FSA Insured, 5.375%, 11/01/17 .    4,395,000      4,796,835
     University of Northern Alabama Revenue, Student Housing, FGIC Insured, 5.00%, 11/01/29 ....    2,995,000      3,037,888
     Valley Special Care Facilities Financing Authority Revenue, Lanier Memorial Hospital,
      Series A, 5.65%, 11/01/22 ................................................................    3,465,000      3,351,209
     Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
       10/01/13 ................................................................................    1,700,000      1,803,564
       10/01/22 ................................................................................    2,300,000      2,364,952
     Warrior River Water Authority Water Revenue, FSA Insured,
       5.40%, 8/01/29 ..........................................................................    4,250,000      4,403,128
       5.50%, 8/01/34 ..........................................................................    4,735,000      5,028,428
                                                                                                                ------------
     TOTAL LONG TERM INVESTMENTS (COST $235,245,677) ...........................................                 250,539,935
                                                                                                                ------------
     SHORT TERM INVESTMENTS .9%
     BONDS
 (b) Evergreen IDB, IDR, Tenax Manufacturing Project, Refunding, Weekly VRDN and Put,
      1.68%, 12/01/12 ..........................................................................      600,000        600,000
 (b) Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series A, AMBAC Insured, Weekly VRDN and Put, 1.63%, 7/01/28 .............................      500,000        500,000
 (b) West Jefferson IDB, PCR, Alabama Power Co. Project, Refunding, Daily VRDN and Put,
      1.65%, 6/01/28 ...........................................................................    1,100,000      1,100,000
                                                                                                                ------------
     TOTAL SHORT TERM INVESTMENTS (COST $2,200,000) ............................................                   2,200,000
                                                                                                                ------------
     TOTAL INVESTMENTS (COST $237,445,677) 99.5% ...............................................                 252,739,935
     OTHER ASSETS, LESS LIABILITIES .5% ........................................................                   1,276,501
                                                                                                                ------------
     NET ASSETS 100.0% .........................................................................                $254,016,436
                                                                                                                ============

See Glossary of Terms on page 157.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 5

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

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                                                                                                     PRINCIPAL
FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                                  AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 97.9%
BONDS
Arizona Educational Loan Marketing Corp. Revenue,
  Senior Series, 6.375%, 9/01/05 .................................................................   $10,000,000   $10,037,100
  Sub Series, 6.625%, 9/01/05 ....................................................................     1,000,000     1,005,670
Arizona Health Facilities Authority Hospital System Revenue, Phoenix Baptist Hospital,
 MBIA Insured, ETM, 6.25%, 9/01/11 ...............................................................     1,555,000     1,667,007
Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A, 6.625%, 7/01/20 .     6,390,000     7,166,577
Arizona School Facilities Board Revenue, State School Improvement, 5.00%, 7/01/19 ................     2,000,000     2,122,920
Arizona State Board Regents COP, University of Arizona Main Campus, Series A-1,
 AMBAC Insured, 5.125%, 6/01/25 ..................................................................     2,000,000     2,073,140
Arizona State Municipal Financing Program COP,
  Dysart School, Series 22, BIG Insured, ETM, 7.875%, 8/01/05 ....................................     1,350,000     1,402,042
  Refunding, Series 14, AMBAC Insured, 5.00%, 8/01/33 ............................................     1,000,000     1,011,350
  Series 20, BIG Insured, ETM, 7.625%, 8/01/06 ...................................................     2,240,000     2,374,736
Arizona State University COP,
  Arizona State University Project-2002, MBIA Insured, 5.00%, 7/01/20 ............................     5,475,000     5,752,966
  Arizona State University Project-2002, MBIA Insured, 5.00%, 7/01/21 ............................     5,965,000     6,236,348
  Arizona State University Project-2002, MBIA Insured, 5.10%, 7/01/23 ............................     3,545,000     3,710,303
  Arizona State University Project-2002, MBIA Insured, 5.10%, 7/01/24 ............................     1,875,000     1,953,825
  Arizona State University Project-2002, MBIA Insured, 5.10%, 7/01/25 ............................     2,640,000     2,737,231
  Downtown Campus/Mercado Project, Series A, MBIA Insured, 5.80%, 7/01/24 ........................     1,350,000     1,453,504
  Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30 ................................    17,250,000    17,514,787
Arizona State University Revenue, FGIC Insured,
  5.00%, 7/01/23 .................................................................................     2,890,000     2,996,843
  5.00%, 7/01/25 .................................................................................     2,250,000     2,311,290
  5.875%, 7/01/25 ................................................................................     1,000,000     1,109,950
Arizona Student Loan Acquisition Authority Student Loan Revenue,
  junior subordinate, Refunding, Series B-1, 6.15%, 5/01/29 ......................................     1,000,000     1,051,550
  Refunding, Senior Series A-1, 5.90%, 5/01/24 ...................................................     1,500,000     1,578,000
Arizona Tourism and Sports Authority Tax Revenue, Multipurpose Stadium Facility, Series A,
  MBIA Insured, 5.00%, 7/01/28 ...................................................................     7,000,000     7,126,770
Casa Grande Excise Tax Revenue, FGIC Insured, 6.20%, 4/01/15 .....................................       930,000       942,378
Casa Grande IDA,
  IDR, Frito Lay/PepsiCo, 6.65%, 12/01/14 ........................................................       500,000       506,355
  PCR, Frito Lay/PepsiCo, 6.60%, 12/01/10 ........................................................     1,800,000     1,822,824
Chandler IDA, MFHR, Hacienda Apartments Project, Refunding, Series A, GNMA Secured,
 6.05%, 7/20/30 ..................................................................................     4,055,000     4,067,327
Children's Trust Fund Tobacco Settlement Revenue, Asset Backed Bonds, Refunding, 5.50%,
 5/15/39 .........................................................................................     5,000,000     4,530,350
Douglas Community Housing Corp. MFR, Rancho La Perilla, Series A, GNMA Secured,
 6.125%, 7/20/41 .................................................................................     2,245,000     2,374,087
Eloy Municipal Property Corp. Facilities Revenue, 7.80%, 7/01/09 .................................       240,000       241,572
Gila County IDAR, Asarco Inc., Refunding, 5.55%, 1/01/27 .........................................    20,000,000    16,550,800
Gilbert ID No. 11 Special Assessment, FGIC Insured, 7.60%, 1/01/05 ...............................     1,500,000     1,506,570
Glendale IDA Educational Facilities Revenue, American Graduate School International,
  Connie Lee Insured, Pre-Refunded, 7.00%, 7/01/14 ...............................................     1,000,000     1,038,620
  Connie Lee Insured, Pre-Refunded, 7.125%, 7/01/20 ..............................................     1,250,000     1,299,175
  Refunding, Connie Lee Insured, 5.875%, 7/01/15 .................................................     2,200,000     2,337,390


6| Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                                  AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Glendale IDAR, Midwestern University, Series A,
  5.375%, 5/15/28 ................................................................................   $ 8,000,000   $ 8,357,600
  Connie Lee Insured, 6.00%, 5/15/16 .............................................................       455,000       486,786
  Connie Lee Insured, 6.00%, 5/15/26 .............................................................       340,000       360,478
  MBIA Insured, 5.375%, 5/15/28 ..................................................................     1,050,000     1,090,666
  Pre-Refunded, 5.375%, 5/15/28 ..................................................................     2,000,000     2,211,460
Glendale Water and Sewer Revenue, sub. lien, AMBAC Insured, 5.00%, 7/01/23 .......................     2,000,000     2,082,000
Goodyear Community Facilities General District No. 1 GO, MBIA Insured, 5.20%, 7/15/25 ............     1,500,000     1,570,800
Goodyear Community Facilities Utilities District No. 1 GO, MBIA Insured, 5.20%, 7/15/25 ..........     1,000,000     1,047,200
Health Facilities Authority Hospital System Revenue, John C. Lincoln Health Network,
 5.75%, 12/01/32 .................................................................................     3,280,000     3,217,385
Marana Municipal Property Corp. Municipal Facilities Revenue, Refunding, MBIA Insured,
 5.25%, 7/01/22 ..................................................................................     1,100,000     1,170,070
Maricopa County GO, USD No. 41, Gilbert,
  6.25%, 7/01/15 .................................................................................       160,000       174,782
  Pre-Refunded, 6.25%, 7/01/15 ...................................................................     1,840,000     2,067,994
Maricopa County Hospital Revenue, Sun Health Corp.,
  5.30%, 4/01/29 .................................................................................     7,095,000     6,970,696
  Refunding, 5.80%, 4/01/08 ......................................................................     3,870,000     4,116,906
  Refunding, 5.90%, 4/01/09 ......................................................................     2,120,000     2,250,147
  Refunding, 6.125%, 4/01/18 .....................................................................    15,650,000    16,320,603
Maricopa County IDA Health Facilities Revenue,
  Catholic Healthcare, Refunding, Series A, ACA Insured, 5.00%, 7/01/21 ..........................     9,600,000     9,645,984
  Catholic Healthcare West, Refunding, ACA Insured, 5.00%, 7/01/16 ...............................     1,785,000     1,822,342
  Catholic Healthcare West, Series A, 5.375%, 7/01/23 ............................................     7,000,000     7,101,710
  Catholic Healthcare West, Series A, 5.50%, 7/01/26 .............................................    12,250,000    12,340,038
  Catholic Healthcare West Project, Refunding, Series A, 5.00%, 7/01/16 ..........................    10,315,000    10,490,252
Maricopa County IDA Hospital Facility Revenue,
  Mayo Clinic Hospital, 5.25%, 11/15/37 ..........................................................    16,000,000    16,241,600
  Mayo Clinic Hospital, AMBAC Insured, 5.25%, 11/15/37 ...........................................     3,000,000     3,056,850
  Samaritan Health Services, Refunding, Series A, MBIA Insured, ETM, 7.00%, 12/01/16 .............     1,890,000     2,354,524
Maricopa County IDA, MFHR,
  Madera Pointe Apartments Project, Refunding, FSA Insured, 5.90%, 6/01/26 .......................     2,105,000     2,171,160
  Metro Gardens, Mesa Ridge Project, Series A, MBIA Insured, 5.15%, 7/01/29 ......................     2,350,000     2,347,627
  Senior National Health Facilities II, Project A, FSA Insured, 5.50%, 1/01/18 ...................     2,000,000     2,187,720
  Tierra Antigua Project, Series A-1, AMBAC Insured, 5.30%, 12/01/21 .............................     1,585,000     1,615,575
  Villas De Merced Apartment Project, Series A, GNMA Secured, 5.50%, 12/20/37 ....................       570,000       575,312
  Western Groves Apartments, Series A-1, AMBAC Insured, 5.30%, 12/01/22 ..........................     1,785,000     1,817,326
Maricopa County IDAR, SFMR, GNMA Secured, 6.25%, 12/01/30 ........................................       210,000       213,881
Maricopa County Osborn School District No. 8 GO, Series A, FGIC Insured, Pre-Refunded,
 5.875%, 7/01/14 .................................................................................     1,410,000     1,504,653
Maricopa County Pollution Control Corp. PCR, Public Service Co. Palo Verde Project, Series A,
 AMBAC Insured, 5.05%, 5/01/29 ...................................................................    21,465,000    21,842,140
Mesa IDAR, Discovery Health System, Series A, MBIA Insured,
  5.75%, 1/01/25 .................................................................................    41,500,000    44,728,700
  5.625%, 1/01/29 ................................................................................    18,000,000    19,196,460


                                         Quarterly Statements of Investments | 7

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                                  AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Mesa Street and Highway Revenue, FSA Insured, 5.00%, 7/01/19 .....................................   $ 2,500,000   $ 2,635,225
Mesa Utility System Revenue,
  FGIC Insured, 5.00%, 7/01/21 ...................................................................     5,000,000     5,201,400
  MBIA Insured, 5.00%, 7/01/26 ...................................................................    10,000,000    10,275,500
  MBIA Insured, 5.00%, 7/01/27 ...................................................................    10,500,000    10,732,155
  MBIA Insured, 5.00%, 7/01/28 ...................................................................    11,000,000    11,217,690
Mohave County IDA Health Care Revenue, Refunding, GNMA Secured, 6.375%, 11/01/31 .................       590,000       627,270
Northern Arizona University COP, AMBAC Insured, 5.00%, 9/01/30 ...................................     3,750,000     3,807,563
Northern Arizona University Revenues, FGIC Insured, 5.00%, 6/01/30 ...............................     1,000,000     1,012,460
Oro Valley Municipal Property Corp. Revenue, Municipal Water System, MBIA Insured,
 Pre-Refunded, 5.75%, 7/01/17 ....................................................................       500,000       532,600
Peoria Water and Sewer Revenue, FGIC Insured, 5.00%, 7/01/19 .....................................     1,300,000     1,370,317
Phoenix Airport Revenue,
  Refunding, Series B, MBIA Insured, 6.20%, 7/01/10 ..............................................       700,000       716,527
  Refunding, Series C, MBIA Insured, 6.30%, 7/01/10 ..............................................     1,680,000     1,719,799
  Refunding, Series C, MBIA Insured, 6.40%, 7/01/11 ..............................................     1,785,000     1,827,429
  Refunding, Series C, MBIA Insured, 6.40%, 7/01/12 ..............................................       570,000       583,549
  Series D, MBIA Insured, 6.30%, 7/01/10 .........................................................     1,800,000     1,842,642
  Series D, MBIA Insured, 6.40%, 7/01/11 .........................................................     3,825,000     3,915,920
  Series D, MBIA Insured, 6.40%, 7/01/12 .........................................................       820,000       839,491
      Phoenix Civic Improvement Corp. Airport Revenue, senior lien, Series B, FGIC Insured, 5.25%,
  7/01/22 ........................................................................................     3,000,000     3,133,230
  7/01/23 ........................................................................................     5,000,000     5,225,300
  7/01/27 ........................................................................................    15,250,000    15,749,438
Phoenix Civic Improvement Corp. Excise Tax Revenue,
  Adams Street Garage Project, senior lien, Series B, 5.35%, 7/01/24 .............................     2,985,000     3,166,548
  Municipal Courthouse Project, senior lien, Series A, 5.375%, 7/01/29 ...........................    18,310,000    19,301,303
Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien,
  FGIC Insured, Pre-Refunded, 6.00%, 7/01/19 .....................................................     3,000,000     3,474,360
  FGIC Insured, Pre-Refunded, 6.00%, 7/01/20 .....................................................     3,670,000     4,250,300
  FGIC Insured, Pre-Refunded, 6.00%, 7/01/24 .....................................................    24,715,000    28,622,936
  Refunding, FGIC Insured, 5.00%, 7/01/20 ........................................................     9,710,000    10,146,465
  Refunding, FGIC Insured, 5.125%, 7/01/21 .......................................................    10,000,000    10,532,400
  Refunding, FGIC Insured, 5.00%, 7/01/24 ........................................................     7,050,000     7,252,547
Phoenix Civic Improvement Corp. Water System Revenue, junior lien,
  FGIC Insured, 5.00%, 7/01/26 ...................................................................     3,250,000     3,323,905
  Pre-Refunded, 6.00%, 7/01/19 ...................................................................     3,000,000     3,178,170
Phoenix Civic Plaza Building Corp. Excise Tax Revenue, senior lien, 6.00%, 7/01/14 ...............     4,300,000     4,433,644
Phoenix GO,
  5.25%, 7/01/22 .................................................................................     5,420,000     5,772,246
  Various Purposes, Series B, 5.00%, 7/01/27 .....................................................     8,360,000     8,518,004
Phoenix HFC Mortgage Revenue,
  Project A, Refunding, MBIA Insured, 6.50%, 7/01/24 .............................................     1,090,000     1,090,414
  Section 8 Project, Refunding, Series A, MBIA Insured, 6.90%, 1/01/23 ...........................     1,750,000     1,770,475


8 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                                  AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Phoenix IDA Government Office Lease Revenue,
   Capitol Mall LLC II Project, AMBAC Insured, 5.00%, 9/15/21 ....................................   $ 4,300,000   $ 4,488,985
   Capitol Mall LLC II Project, AMBAC Insured, 5.00%, 9/15/28 ....................................     4,000,000     4,063,160
   Capitol Mall Project, AMBAC Insured, 5.375%, 9/15/22 ..........................................     2,000,000     2,158,820
   Capitol Mall Project, AMBAC Insured, 5.50%, 9/15/27 ...........................................    24,300,000    25,879,743
Phoenix IDA Hospital Revenue, Refunding, Series B, Connie Lee Insured, 5.75%, 12/01/16 ...........     3,500,000     3,840,900
Phoenix IDA, SFMR, GNMA Secured, 6.30%, 12/01/12 .................................................        85,000        87,301
Phoenix IDAR, SFMR, Series 1B, GNMA Secured, 6.20%, 6/01/22 ......................................       160,000       161,736
Phoenix Municipal Housing Revenue, Fillmore Gardens Project, Refunding, 6.30%, 6/01/09 ...........     1,500,000     1,545,390
Phoenix Street and Highway Revenue, Refunding, 6.60%, 7/01/07 ....................................       610,000       612,410
Pima County IDA,
   MFR, Series A, FNMA Insured, Pre-Refunded, 6.00%, 12/01/21 ....................................     2,720,000     2,972,688
   SFMR, Refunding, Series A, 7.625%, 2/01/12 ....................................................       735,000       735,956
   SFMR, Series B-1, GNMA Secured, 6.10%, 5/01/31 ................................................        95,000        98,371
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, Series A, FSA Insured,
 Pre-Refunded, 9.00%, 7/01/09 ....................................................................        35,000        36,385
Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.375%, 7/01/28 .......................     3,355,000     3,462,561
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
   Series B, Pre-Refunded, 6.00%, 7/01/26 ........................................................     2,000,000     2,065,220
   Series B, Pre-Refunded, 6.00%, 7/01/39 ........................................................    19,600,000    22,753,836
   Series D, 5.375%, 7/01/36 .....................................................................     5,000,000     5,164,600
   Series Y, 5.00%, 7/01/36 ......................................................................    10,000,000    10,043,300
   Series Y, 5.50%, 7/01/36 ......................................................................     8,550,000     9,076,509
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
 7.50%, 7/01/09 ..................................................................................        50,000        50,232
Puerto Rico Electric Power Authority Power Revenue, Series II, 5.25%, 7/01/31 ....................    15,000,000    15,448,200
Puerto Rico HFC Revenue,
   MF Mortgage, Portfolio A-I, 7.50%, 4/01/22 ....................................................       620,000       621,141
   Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%, 12/01/26 ........................        40,000        41,122
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
 Financing Authority Hospital Revenue,
   Dr. Pila Hospital Project, Refunding, FHA Insured, 5.875%, 8/01/12 ............................     5,225,000     5,432,380
   Hospital Auxilio Mutuo Obligation, Series A, MBIA Insured, 6.25%, 7/01/24 .....................     2,790,000     2,854,003
Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
   Series D, 5.375%, 7/01/33 .....................................................................     8,190,000     8,443,890
   Series D, Pre-Refunded, 5.375%, 7/01/33 .......................................................    21,810,000    24,433,743
   Series I, 5.375%, 7/01/34 .....................................................................    40,000,000    41,592,000
   Series I, 5.00%, 7/01/36 ......................................................................     7,000,000     7,026,180
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
   5.50%, 8/01/29 ................................................................................     3,660,000     3,815,696
   Pre-Refunded, 5.50%, 8/01/29 ..................................................................    11,340,000    12,803,314
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
 Salt River Project,
   Refunding, Series A, 5.00%, 1/01/23 ...........................................................     6,000,000     6,258,900
   Series B, 5.00%, 1/01/25 ......................................................................     7,125,000     7,358,914
   Series B, 5.00%, 1/01/31 ......................................................................     5,700,000     5,779,173
Scottsdale GO, Refunding, 5.00%, 7/01/22 .........................................................     3,000,000     3,155,880


                                         Quarterly Statements of Investments | 9

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          PRINCIPAL
     FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                                  AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     Scottsdale IDA Hospital Revenue, Scottsdale Healthcare,
        5.70%, 12/01/21 .............................................................................   $  2,000,000   $  2,132,000
        5.80%, 12/01/31 .............................................................................     14,865,000     15,481,749
     Scottsdale Municipal Property Corp. Excise Tax Revenue, 5.00%, 7/01/24 .........................      5,000,000      5,220,300
     Sierra Vista Municipal Property Corp. Facilities Revenue, AMBAC Insured, 6.15%, 1/01/15 ........        360,000        364,720
     Southern Arizona Capital Facilities Finance Corp., Student Housing Revenue, University of
       Arizona Project, MBIA Insured, 5.10%, 9/01/33 ................................................      6,000,000      6,645,960
     Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 5.00%,
        7/01/28 .....................................................................................      4,275,000      4,352,420
        7/01/34 .....................................................................................     11,510,000     11,653,760
     Tolleson IDA, MFR, Copper Cove Project, Series A, GNMA Secured,
        5.40%, 11/20/22 .............................................................................      1,090,000      1,116,749
        5.45%, 11/20/32 .............................................................................      1,285,000      1,312,795
     Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31 ................     10,000,000     10,286,900
     Tucson GO, Series A, 5.25%, 7/01/20 ............................................................      1,050,000      1,112,034
     Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation, Series A,
       AMBAC Insured, 5.00%, 7/15/32 ................................................................      1,000,000      1,012,580
     Tucson Water Revenue,
        Series A, FGIC Insured, 5.00%, 7/01/23 ......................................................      3,600,000      3,717,936
        Series D, FGIC Insured, 5.25%, 7/01/23 ......................................................      3,000,000      3,140,010
        Series D, FGIC Insured, 5.25%, 7/01/24 ......................................................      2,700,000      2,838,915
     University of Arizona COP,
        Parking and Student Housing, AMBAC Insured, 5.75%, 6/01/24 ..................................      1,115,000      1,224,816
        University of Arizona Projects, Series B, AMBAC Insured, 5.125%, 6/01/22 ....................      2,250,000      2,375,235
        University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/26 .....................      7,070,000      7,246,962
        University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/28 .....................      7,000,000      7,126,000
        University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/31 .....................      5,565,000      5,638,013
     University of Arizona University Revenues, Arizona Board of Regents System, Series A,
       FGIC Insured, 5.80%, 6/01/24 .................................................................      2,000,000      2,272,860
     Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/13 ........      2,500,000      2,652,300
     Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.50%, 7/01/17 .......      1,500,000      1,552,275
     Yavapai County IDA Hospital Facility Revenue, Regional Medical Center, Series A,
       6.00%, 8/01/33 ...............................................................................      2,000,000      2,077,760
     Yavapai County IDA Residential Care Facility Revenue, Margaret T. Morris Center, Series A,
       GNMA Secured, 5.40%, 2/20/38 .................................................................      1,575,000      1,579,457
     Yavapai County USD No. 28, Camp Verde GO, Refunding, FGIC Insured, 6.00%, 7/01/09 ..............         75,000         76,724
     Yuma IDA Hospital Revenue,
        Regency Apartments, Refunding, Series A, GNMA Secured, 5.50%, 12/20/32 ......................        920,000        922,769
        Yuma Regional Medical Center, FSA Insured, Pre-Refunded, 5.50%, 8/01/21 .....................      2,015,000      2,302,057
     Yuma Municipal Property Corp. Revenue, Municipal Facilities, AMBAC Insured, 5.00%, 7/01/25 .....      3,100,000      3,172,199
                                                                                                                       ------------
     TOTAL LONG TERM INVESTMENTS (COST $843,383,998) ................................................                   889,130,900
                                                                                                                       ------------
     SHORT TERM INVESTMENTS .3%
     BONDS
 (a) Arizona Health Facilities Authority Hospital System Revenue, Series B, MBIA Insured, Weekly
       VRDN and Put, 1.68%, 10/01/26 ................................................................        100,000        100,000
 (a) Arizona Health Facilities Authority Revenue, Arizona Voluntary Hospital Federation, Series A,
       Weekly VRDN and Put, FGIC Insured, 1.68%, 10/01/15 ...........................................        100,000        100,000


10 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
     FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                             AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------------
     SHORT TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
 (a) Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
      Weekly VRDN and Put, 1.58%, 12/01/15 .....................................................     $  500,000     $    500,000
 (a) Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series A, AMBAC Insured, Weekly VRDN and Put, 1.63%, 7/01/28 .............................      1,600,000        1,600,000
                                                                                                                    ------------
     TOTAL SHORT TERM INVESTMENTS (COST $2,300,000) ............................................                       2,300,000
                                                                                                                    ------------
     TOTAL INVESTMENTS (COST $845,683,998) 98.2% ...............................................                     891,430,900
     OTHER ASSETS, LESS LIABILITIES 1.8% .......................................................                      16,167,495
                                                                                                                    ------------
     NET ASSETS 100.0% .........................................................................                    $907,598,395
                                                                                                                    ============

See Glossary of Terms on page 157.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN COLORADO TAX-FREE INCOME FUND                                                                  AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 99.4%
BONDS
Arapahoe County MFR, Housing Development Reserve, South Creek Project, Series A,
 FSA Insured, 6.45%, 6/01/32 .....................................................................   $ 3,105,000   $ 3,297,572
Arapahoe County Water and Wastewater GO, Refunding, Series A, MBIA Insured,
 5.125%, 12/01/32 ................................................................................    15,000,000    15,390,600
Arvada IDR, Wanco Inc. Project,
  5.25%, 12/01/07 ................................................................................        85,000        88,873
  5.80%, 12/01/17 ................................................................................       480,000       504,706
Aurora COP,
  AMBAC Insured, 5.50%, 12/01/30 .................................................................     4,935,000     5,255,726
  Refunding, 6.25%, 12/01/09 .....................................................................     2,850,000     2,878,500
Bayfield School District No. 10 GO, MBIA Insured, Pre-Refunded, 6.65%, 6/01/15 ...................     1,000,000     1,022,910
Boulder County Development Revenue, University Corporation for Atmospheric Research,
 MBIA Insured, 5.00%, 9/01/33 ....................................................................     1,500,000     1,520,070
Boulder County Hospital Revenue, Longmont United Hospital Project,
  5.50%, 12/01/12 ................................................................................     1,000,000     1,030,490
  5.60%, 12/01/17 ................................................................................     3,385,000     3,453,140
Bowles Metropolitan District GO, Refunding, FSA Insured, 5.00%, 12/01/33 .........................     2,500,000     2,528,875
Broadlands Metropolitan District No. 2 GO, Refunding, MBIA Insured, 5.25%, 12/01/34 ..............     8,655,000     8,968,224
Broomfield COP,
  AMBAC Insured, 6.00%, 12/01/29 .................................................................     2,000,000     2,244,820
  Master Facilities Lease Purchase, AMBAC Insured, 5.625%, 12/01/22 ..............................     1,535,000     1,684,755
Broomfield Sales and Use Tax Revenue, Refunding and Improvement, Series A,
 AMBAC Insured, 5.00%, 12/01/27 ..................................................................    10,000,000    10,184,600
Broomfield Sewer Activity Enterprise Sewer and Wastewater Revenue, AMBAC Insured,
 5.00%, 12/01/31 .................................................................................     7,500,000     7,588,650
Colorado Department of Transportation COP, MBIA Insured, 5.00%, 6/15/34 ..........................     6,915,000     6,988,022
Colorado Educational and Cultural Facilities Authority Revenue,
  Improvement, University of Denver Project, Refunding, AMBAC Insured, 5.375%, 3/01/23 ...........     4,000,000     4,246,520
  Student Housing, University of Colorado Foundation Project, AMBAC Insured, 5.00%, 7/01/27 ......     6,545,000     6,660,388
  Student Housing, University of Colorado Foundation Project, AMBAC Insured, 5.00%, 7/01/32 ......    10,005,000    10,111,453
Colorado Health Facilities Authority Revenue,
  Birchwood Manor Project, Series A, GNMA Secured, 7.625%, 4/01/26 ...............................     1,615,000     1,621,331
  Catholic Health Initiatives, Series A, 5.00%, 12/01/28 .........................................     1,800,000     1,800,846
  Community Provider Pooled Loan Program, Series A, FSA Insured, 7.25%, 7/15/17 ..................       540,000       542,462
  Covenant Retirement Communities, 6.75%, 12/01/15 ...............................................     1,750,000     1,810,252
  Covenant Retirement Communities, 6.75%, 12/01/25 ...............................................     4,950,000     5,100,431
  Evangelical Lutheran, Series A, 5.25%, 6/01/34 .................................................     3,500,000     3,523,415
  Hospital Improvement, North Colorado Medical Center Inc. Project, FSA Insured,
    5.75%, 5/15/24 ...............................................................................     5,000,000     5,422,950
  Kaiser Permanente, Series A, ETM, 5.35%, 11/01/16 ..............................................     8,000,000     8,391,840
  Oakbrook Manor, Series A, GNMA Secured, 7.25%, 4/01/11 .........................................       210,000       210,788
  Oakbrook Manor, Series A, GNMA Secured, 7.625%, 4/01/26 ........................................       885,000       888,469
  Parkview Medical Center Inc. Project, 5.25%, 9/01/18 ...........................................     1,660,000     1,684,053
  Parkview Medical Center Inc. Project, 5.30%, 9/01/25 ...........................................     1,615,000     1,621,379
  Portercare Adventist Health, 6.625%, 11/15/26 ..................................................     2,500,000     2,745,975
  Portercare Adventist Health, 6.50%, 11/15/31 ...................................................     5,500,000     5,997,915


12 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
FRANKLIN COLORADO TAX-FREE INCOME FUND                                                                 AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Colorado HFAR,
  MF, Project II, Series A-2, 5.30%, 10/01/23 ....................................................   $ 1,855,000   $ 1,916,605
  MF, Project II, Series A-2, 5.375%, 10/01/32 ...................................................     4,075,000     4,145,661
  MFH, Castle High, Series A, AMBAC Insured, 5.90%, 12/01/20 .....................................     2,630,000     2,758,239
  MFH Insured Mortgage, Series A-2, FHA Insured, 6.00%, 10/01/28 .................................     1,000,000     1,035,770
  MFH Insured Mortgage, Series C-3, 6.05%, 10/01/32 ..............................................     1,535,000     1,594,190
Colorado Mountain College Residence Hall Authority Revenue, MBIA Insured, Pre-Refunded,
 5.75%, 6/01/23 ..................................................................................     2,000,000     2,126,240
Colorado Public Highway Authority Revenue, Highway E-470,
  Refunding, Series A, MBIA Insured, 5.00%, 9/01/26 ..............................................     5,000,000     5,086,200
  Series A, MBIA Insured, 5.75%, 9/01/29 .........................................................     4,575,000     5,067,316
  Series A, MBIA Insured, 5.75%, 9/01/35 .........................................................    10,825,000    11,972,125
Colorado Springs Hospital Revenue,
  6.375%, 12/15/30 ...............................................................................     3,785,000     4,136,967
  Pre-Refunded, 6.375%, 12/15/30 .................................................................     3,715,000     4,397,111
Colorado Springs Utilities Revenue,
  Refunding and Improvement, Series A, 5.375%, 11/15/26 ..........................................    10,000,000    10,360,400
  sub. lien, Refunding and Improvement, Series A, 5.00%, 11/15/29 ................................     2,000,000     2,022,180
Colorado State Board of Community Colleges and Occupational Education Revenue, Red Rocks
 Community College Project, AMBAC Insured, Pre-Refunded, 6.00%, 11/01/19 .........................        90,000        93,191
Colorado Water Resources and Power Development Authority Clean Water Revenue, Series A,
  6.15%, 9/01/11 .................................................................................       125,000       125,450
  6.30%, 9/01/14 .................................................................................        25,000        25,092
Colorado Water Resources and Power Development Authority Small Water Resource Revenue,
 Series A, FGIC Insured, 5.80%, 11/01/20 .........................................................     2,000,000     2,252,740
Colorado Water Resources and Power Development Authority Water Resources Revenue,
 Parker Water and Sanitary District, MBIA Insured, 5.00%, 9/01/30 ................................     5,000,000     5,080,650
Denver City and County Airport Revenue,
  Series A, AMBAC Insured, 5.625%, 11/15/23 ......................................................     4,500,000     4,773,645
  Series B, 5.50%, 11/15/33 ......................................................................     5,000,000     4,845,100
  Series D, 7.75%, 11/15/13 ......................................................................     1,000,000     1,208,390
Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.50%, 12/01/25 ...............    13,500,000    15,364,350
Denver Health and Hospital Authority Healthcare Revenue,
  6.25%, 12/01/33 ................................................................................     3,250,000     3,397,355
  Series A, 6.00%, 12/01/23 ......................................................................     1,000,000     1,017,680
  Series A, 6.00%, 12/01/31 ......................................................................     5,400,000     5,455,188
Dolores County School District GO, FSA Insured, 5.375%, 12/01/25 .................................     1,400,000     1,480,892
Douglas County School District No. 1 GO, Douglas and Elbert Counties, Improvement, Series A,
 MBIA Insured, 6.50%, 12/15/16 ...................................................................       230,000       233,243
El Paso County Mortgage Revenue, Stetson Meadows, Series A, GNMA Secured, 5.25%, 12/20/32 ........     1,900,000     1,926,068
El Paso County School District No. 2 GO, FGIC Insured, 5.25%, 12/01/26 ...........................     4,000,000     4,178,320
El Paso County School District No. 38 GO, Pre-Refunded, 6.00%, 12/01/24 ..........................     1,500,000     1,735,410
Fort Collins PCR, Anheuser-Busch Co. Project, Refunding, 6.00%, 9/01/31 ..........................     5,325,000     5,494,601
Garfield County Building Corp. COP, AMBAC Insured, 5.75%,
  12/01/19 .......................................................................................     1,500,000     1,691,760
  12/01/24 .......................................................................................     1,000,000     1,104,880
Greeley MFR, Housing Mortgage, Creek Stone Project, FHA Insured, 5.95%, 7/01/28 ..................     1,000,000     1,034,270


                                        Quarterly Statements of Investments | 13

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
FRANKLIN COLORADO TAX-FREE INCOME FUND                                                                 AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
La Junta Hospital Revenue, Ark Valley Regional Medical Center Project,
   5.75%, 4/01/14 ................................................................................   $ 2,090,000   $ 2,178,219
   6.00%, 4/01/19 ................................................................................     1,000,000     1,040,030
   6.10%, 4/01/24 ................................................................................     1,000,000     1,032,410
Lakewood MFHR, Mortgage, FHA Insured,
   6.65%, 10/01/25 ...............................................................................     1,235,000     1,273,495
   6.70%, 10/01/36 ...............................................................................     3,025,000     3,119,501
Las Animas County School District No. 1 COP, Refunding,
   6.15%, 12/01/08 ...............................................................................     1,000,000     1,044,980
   6.20%, 12/01/10 ...............................................................................       935,000       976,093
Northwest Parkway Public Highway Authority Revenue, Series A,
   AMBAC Insured, 5.125%, 6/15/26 ................................................................     7,550,000     7,854,039
   AMBAC Insured, 5.125%, 6/15/31 ................................................................     4,465,000     4,590,734
   FSA Insured, 5.25%, 6/15/41 ...................................................................     3,460,000     3,548,403
Pitkin County Open Space Acquisition GO, Refunding, AMBAC Insured, 5.375%, 12/01/30 ..............     2,940,000     3,034,168
Pueblo Board Waterworks Water Revenue, Series A, FSA Insured, 6.00%, 11/01/21 ....................     4,300,000     4,946,118
Pueblo County COP, Public Parking, 6.90%, 7/01/15 ................................................       415,000       415,689
Pueblo County GO, MBIA Insured, 6.00%, 6/01/16 ...................................................     4,395,000     4,623,232
Pueblo County School District No. 070 Pueblo Rural GO, FGIC Insured, Pre-Refunded,
  6.00%, 12/01/19 ................................................................................     3,995,000     4,576,992
Pueblo Urban Renewal Authority Tax Increment Revenue, Refunding, AMBAC Insured,
  6.10%, 12/01/15 ................................................................................     1,000,000     1,002,470
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, Series A, FSA Insured,
  Pre-Refunded, 9.00%, 7/01/09 ...................................................................        25,000        25,989
Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.00%, 7/01/34 ........................     5,985,000     5,989,249
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
  Series G, 5.00%, 7/01/42 .......................................................................     2,500,000     2,470,650
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
  Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%, 7/01/22 .........     1,335,000     1,379,616
Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
   Series D, 5.375%, 7/01/33 .....................................................................     2,120,000     2,185,720
   Series D, Pre-Refunded, 5.375%, 7/01/33 .......................................................     3,780,000     4,234,734
   Series I, 5.375%, 7/01/34 .....................................................................     5,000,000     5,199,000
Regional Transportation District Sales Tax Revenue, Series A, FGIC Insured, 5.125%, 11/01/20 .....     1,735,000     1,844,999
Summit County Sports Facilities Revenue, Keystone Resorts Project, Ralston Purina Co.,
  Refunding, 7.875%, 9/01/08 .....................................................................     2,750,000     3,255,588
Thornton Development Authority Tax Increment Revenue, North Washington Street Urban
  Renewal, MBIA Insured, 5.00%, 12/01/29 .........................................................     6,100,000     6,200,772
Thornton Water Enterprise Revenue, MBIA Insured, 5.00%, 12/01/29 .................................     7,010,000     7,125,805
University of Colorado COP, Series A, AMBAC Insured, 5.00%, 6/01/33 ..............................     6,070,000     6,136,952
University of Colorado Hospital Authority Revenue, Series A, 5.60%, 11/15/25 .....................     1,900,000     1,944,916
University of Northern Colorado Revenue, Refunding and Improvement, Auxiliary Facilities
  Systems, AMBAC Insured, 5.00%, 6/01/31 .........................................................     3,000,000     3,029,790
UTE Water Conservancy District Water Revenue, MBIA Insured, 5.75%, 6/15/20 .......................     5,000,000     5,624,150
Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
   5.40%, 10/01/12 ...............................................................................     2,500,000     2,648,075
   5.50%, 10/01/22 ...............................................................................     2,500,000     2,570,600


14 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          PRINCIPAL
FRANKLIN COLORADO TAX-FREE INCOME FUND                                                                      AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     Westminster Building Authority COP, MBIA Insured, 5.25%, 12/01/22 ...............................   $  1,555,000   $  1,652,094
                                                                                                                        ------------
     TOTAL LONG TERM INVESTMENTS (COST $343,255,347) .................................................                  $364,923,551
                                                                                                                        ------------
     SHORT TERM INVESTMENTS .5%
     BONDS
 (a) Colorado Educational and Cultural Facilities Authority Revenue, Regis Jesuit High School Project,
      Weekly VRDN and Put, 1.69%, 12/01/33 ...........................................................        300,000        300,000
 (a) Galleria Metropolitan District GO, Weekly VRDN and Put, 1.69%, 12/01/29 .........................      1,000,000      1,000,000
 (a) Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
      Weekly VRDN and Put, 1.58%, 12/01/15 ...........................................................        200,000        200,000
 (a) Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series A, AMBAC Insured, Weekly VRDN and Put, 1.63%, 7/01/28 ...................................        200,000        200,000
                                                                                                                        ------------
     TOTAL SHORT TERM INVESTMENTS (COST $1,700,000) ..................................................                     1,700,000
                                                                                                                        ------------
     TOTAL INVESTMENTS (COST $344,955,347) 99.9% .....................................................                   366,623,551
     OTHER ASSETS, LESS LIABILITIES .1% ..............................................................                       413,727
                                                                                                                        ------------
     NET ASSETS 100.0% ...............................................................................                  $367,037,278
                                                                                                                        ============

See Glossary of Terms on page 157.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 15

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                               AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.0%
BONDS
Bridgeport GO, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/15/19 ............................    $ 1,000,000   $ 1,152,650
Children's Trust Fund Tobacco Settlement Revenue, Asset Backed Bonds, Refunding,
  5.50%, 5/15/39 .................................................................................     4,000,000     3,624,280
Connecticut State Airport Revenue, Bradley International Airport, Series A, FGIC Insured,
  5.125%, 10/01/26 ...............................................................................     3,000,000     3,053,880
Connecticut State Development Authority First Mortgage Gross Revenue, Health Care Project,
   5.75%, 12/01/23 ...............................................................................       750,000       767,430
   Baptist Homes Inc. Project, Refunding, Radian Insured, 5.625%, 9/01/22 ........................     2,000,000     2,168,580
   Church Homes Inc., Refunding, 5.80%, 4/01/21 ..................................................     4,000,000     3,892,760
   Elim Park Baptist Home, Refunding, Series A, 5.375%, 12/01/18 .................................     1,100,000     1,106,930
Connecticut State Development Authority PCR, Connecticut Light and Water, Refunding, Series A,
  5.85%, 9/01/28 .................................................................................     5,500,000     5,850,790
Connecticut State Development Authority Revenue, Life Care Facilities, Seabury Project,
  Refunding, Radian Insured, 5.00%, 9/01/21 ......................................................     2,000,000     2,035,800
Connecticut State Development Authority Solid Waste Disposal Facilities Revenue,
  Pfizer Inc. Project, 7.00%, 7/01/25 ............................................................     2,000,000     2,096,180
Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co. Project,
   6.15%, 4/01/35 ................................................................................     1,000,000     1,044,070
   6.00%, 9/01/36 ................................................................................    10,000,000    10,347,100
Connecticut State GO,
   Series B, 5.00%, 6/15/20 ......................................................................    10,000,000    10,476,100
   Series B, 5.00%, 6/15/22 ......................................................................     2,000,000     2,080,100
   Series F, FSA Insured, 5.00%, 10/15/19 ........................................................       500,000       530,665
Connecticut State Health and Educational Facilities Authority Revenue,
   Abbot Terrace Health Center Project, Series A, Pre-Refunded, 6.00%, 11/01/14 ..................     2,000,000     2,181,780
   Brunswick School, Series A, MBIA Insured, 5.00%, 7/01/29 ......................................     5,000,000     5,062,850
   Catholic Health East, Series F, MBIA Insured, 5.75%, 11/15/29 .................................     3,250,000     3,535,870
   Child Care Facilities Program, Series C, AMBAC Insured, 5.625%, 7/01/29 .......................     1,250,000     1,345,737
   Child Care Facilities Program, Series E, AMBAC Insured, 5.00%, 7/01/31 ........................     1,000,000     1,013,180
   Connecticut College Project, Series D-1, MBIA Insured, 5.75%, 7/01/30 .........................     1,000,000     1,099,430
   Danbury Hospital Issue, Refunding, Series G, AMBAC Insured, 5.75%, 7/01/29 ....................     3,500,000     3,804,395
   Eastern Connecticut Health Network, Refunding, Series A, Radian Insured, 6.00%, 7/01/25 .......     9,195,000     9,996,896
   Fairfield University, Series I, MBIA Insured, 5.25%, 7/01/25 ..................................     2,500,000     2,624,600
   Fairfield University, Series I, MBIA Insured, 5.50%, 7/01/29 ..................................     8,000,000     8,560,400
   Fairfield University, Series J, MBIA Insured, 5.00%, 7/01/29 ..................................     3,000,000     3,043,530
   Greenwich Academy, Series B, FSA Insured, 5.00%, 3/01/32 ......................................     4,210,000     4,268,435
   Greenwich Hospital, Series A, MBIA Insured, 5.80%, 7/01/26 ....................................     2,000,000     2,134,080
   Hebrew Home and Hospital, Series B, FHA Insured, 5.15%, 8/01/28 ...............................     3,800,000     3,899,066
   Horace Bushnell Memorial Hall, Series A, MBIA Insured, 5.625%, 7/01/29 ........................     1,000,000     1,083,970
   Hospital for Special Care, Refunding, Series B, 5.375%, 7/01/17 ...............................     3,000,000     2,756,340
   Hospital for Special Care, Refunding, Series B, 5.50%, 7/01/27 ................................     3,200,000     2,837,440
   Lutheran General Health Care System, ETM, 7.375%, 7/01/19 .....................................       500,000       632,340
   New Horizons Village Project, 7.30%, 11/01/16 .................................................     2,905,000     2,979,658
   Norwich Free Academy, Series A, AMBAC Insured, 5.00%, 7/01/34 .................................     1,675,000     1,704,279
   Sacred Heart University, Refunding, Series E, Radian Insured, 5.00%, 7/01/28 ..................     4,000,000     4,007,560
   Sacred Heart University, Series C, 6.50%, 7/01/16 .............................................       235,000       246,783
   Sacred Heart University, Series C, 6.625%, 7/01/26 ............................................       785,000       816,416


16 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                               AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Connecticut State Health and Educational Facilities Authority Revenue, (cont.)
  Sacred Heart University, Series C, Pre-Refunded, 6.50%, 7/01/16 ................................   $   765,000   $   829,245
  Sacred Heart University, Series C, Pre-Refunded, 6.625%, 7/01/26 ...............................     6,215,000     6,748,931
  Sacred Heart University, Series D, Pre-Refunded, 6.20%, 7/01/27 ................................     1,000,000     1,111,880
  Series B, MBIA Insured, 5.00%, 7/01/33 .........................................................     2,000,000     2,032,000
  St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 .......................................     4,615,000     4,043,755
  Trinity College, Series E, MBIA Insured, Pre-Refunded, 5.875%, 7/01/26 .........................     1,000,000     1,076,800
  Trinity College, Series G, AMBAC Insured, 5.00%, 7/01/31 .......................................     5,425,000     5,515,597
  Trinity College, Series H, MBIA Insured, 5.00%, 7/01/26 ........................................     1,855,000     1,914,787
  University of Connecticut Foundation, Series A, 5.375%, 7/01/29 ................................     1,250,000     1,296,838
  Village Families and Children, Series A, AMBAC Insured, 5.00%, 7/01/32 .........................     1,000,000     1,008,990
  Westover School, Series A, Radian Insured, 5.70%, 7/01/30 ......................................     2,000,000     2,132,760
  Windham Community Memorial Hospital, Series C, 6.00%, 7/01/20 ..................................     5,000,000     4,556,400
  Yale New Haven Hospital, Refunding, Series H, MBIA Insured, 5.70%, 7/01/25 .....................     4,000,000     4,265,880
Connecticut State HFAR,
  Housing Finance Mortgage Project, Series B, 6.10%, 11/15/31 ....................................     2,715,000     2,813,147
  Housing Mortgage Finance Program, Series C-2, 6.25%, 11/15/18 ..................................     1,500,000     1,560,225
  Housing Mortgage Finance Program, Sub Series E-2, 5.20%, 11/15/21 ..............................     1,840,000     1,880,977
  Housing Mortgage Finance, Sub Series E-4, 5.05%, 5/15/28 .......................................     4,650,000     4,692,966
  Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/22 .............     1,000,000     1,018,970
  Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/32 .............     1,000,000     1,011,020
Connecticut State Higher Education Supplemental Loan Authority Revenue, Family Education
 Loan Program, Series A,
  AMBAC Insured, 6.00%, 11/15/18 .................................................................     1,050,000     1,087,296
  MBIA Insured, 5.50%, 11/15/17 ..................................................................     1,260,000     1,281,861
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure,
  Series A, FSA Insured, Pre-Refunded, 5.375%, 10/01/18 ..........................................     1,000,000     1,126,530
  Series B, AMBAC Insured, 5.00%, 12/01/20 .......................................................     5,000,000     5,279,650
  Series B, AMBAC Insured, 5.00%, 12/01/22 .......................................................     1,000,000     1,046,240
Griswold GO, AMBAC Insured, 7.50%, 4/01/06 .......................................................       200,000       213,786
New Haven GO, Refunding, Series C, MBIA Insured, 5.00%, 11/01/22 .................................     3,000,000     3,140,400
Puerto Rico Commonwealth GO, Public Improvement,
  FSA Insured, 5.125%, 7/01/30 ...................................................................       835,000       860,559
  FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .....................................................     1,165,000     1,290,494
  MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 .....................................................     1,775,000     2,008,359
  Series A, 5.00%, 7/01/29 .......................................................................     1,000,000     1,006,770
  Series A, 5.125%, 7/01/31 ......................................................................     3,195,000     3,222,381
  Series A, 5.00%, 7/01/33 .......................................................................     1,000,000     1,003,420
  Series A, 5.00%, 7/01/34 .......................................................................       750,000       750,532
  Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 ...........................................     5,000,000     5,547,950
  Series A, Pre-Refunded, 5.125%, 7/01/31 ........................................................     1,805,000     2,010,716
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
  Series A, 5.00%, 7/01/38 .......................................................................     2,500,000     2,505,925
  Series G, 5.00%, 7/01/33 .......................................................................     1,000,000     1,002,730
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
 AMBAC Insured, 5.00%, 7/01/28 ...................................................................     5,000,000     5,091,750


                                        Quarterly Statements of Investments | 17

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          PRINCIPAL
     FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                              AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     Puerto Rico Electric Power Authority Power Revenue,
       Series HH, FSA Insured, 5.25%, 7/01/29 ........................................................   $13,000,000   $ 13,609,570
       Series II, 5.25%, 7/01/31 .....................................................................     1,000,000      1,029,880
     Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
      Authority Industrial Revenue, Guaynabo Warehouse, Series A, 5.15%, 7/01/19 .....................     3,595,000      3,647,271
     Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue,
      University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 ...............................     1,000,000      1,016,490
     Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
       Series D, 5.375%, 7/01/33 .....................................................................     1,995,000      2,056,845
       Series D, Pre-Refunded, 5.375%, 7/01/33 .......................................................     6,005,000      6,727,402
       Series I, 5.00%, 7/01/36 ......................................................................     1,000,000      1,003,740
     Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, Pre-Refunded,
       5.70%, 8/01/25 ................................................................................    10,000,000     11,271,500
     South Regional Water Authority Water System Revenue, Series A, MBIA Insured, 5.00%, 8/01/33 .....     6,000,000      6,096,600
     University of Connecticut Revenue, Student Fee,
       Refunding, Series A, FGIC Insured, 5.00%, 11/15/26 ............................................    10,000,000     10,305,300
       Series A, 5.00%, 5/15/23 ......................................................................    10,000,000     10,422,500
       Series A, FGIC Insured, Pre-Refunded, 6.00%, 11/15/25 .........................................     1,500,000      1,746,270
     Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
       10/01/13 ......................................................................................     2,500,000      2,652,300
       10/01/22 ......................................................................................     2,500,000      2,570,600
     Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%, 7/01/21 .....     1,000,000      1,001,870
                                                                                                                       ------------
     TOTAL LONG TERM INVESTMENTS (COST $271,152,495) .................................................                 $284,009,005
                                                                                                                       ------------
     SHORT TERM INVESTMENTS .7%
     BONDS
 (a) Connecticut State Health and Educational Facilities Authority Revenue,
       Middlesex Hospital, Series J, Weekly VRDN and Put, 1.66%, 7/01/26 .............................       430,000        430,000
       Weekly VRDN and Put, 1.66%, 7/01/27 ...........................................................     1,700,000      1,700,000
                                                                                                                       ------------
     TOTAL SHORT TERM INVESTMENTS (COST $2,130,000) ..................................................                    2,130,000
                                                                                                                       ------------
     TOTAL INVESTMENTS (COST $273,282,495) 98.7% .....................................................                  286,139,005
     OTHER ASSETS, LESS LIABILITIES 1.3% .............................................................                    3,910,352
                                                                                                                       ------------
     NET ASSETS 100.0% ...............................................................................                 $290,049,357
                                                                                                                       ============

See Glossary of Terms on page 157.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


 18 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                                   AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 97.4%
BONDS
Children's Trust Fund Tobacco Settlement Revenue, Asset Backed Bonds, Refunding,
 5.50%, 5/15/39 ..................................................................................   $ 5,000,000   $ 4,530,350
Guam International Airport Authority Revenue,
   Series A, MBIA Insured, 5.25%, 10/01/20 .......................................................     1,725,000     1,866,605
   Series A, MBIA Insured, 5.25%, 10/01/22 .......................................................       700,000       748,377
   Series B, MBIA Insured, 5.25%, 10/01/22 .......................................................     1,000,000     1,069,110
   Series B, MBIA Insured, 5.25%, 10/01/23 .......................................................     1,000,000     1,067,600
   Series C, MBIA Insured, 5.25%, 10/01/21 .......................................................     5,000,000     5,190,050
   Series C, MBIA Insured, 5.00%, 10/01/23 .......................................................     5,000,000     5,110,650
Guam Power Authority Revenue, Refunding, Series A, MBIA Insured,
   5.125%, 10/01/29 ..............................................................................     1,975,000     2,022,281
   5.25%, 10/01/34 ...............................................................................     7,000,000     7,244,300
Puerto Rico Commonwealth GO, Public Improvement,
   FSA Insured, 5.125%, 7/01/30 ..................................................................       585,000       602,907
   FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ....................................................       715,000       792,020
   MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ....................................................     3,000,000     3,394,410
   Series A, 5.375%, 7/01/28 .....................................................................     1,300,000     1,341,678
   Series A, 5.00%, 7/01/29 ......................................................................     2,000,000     2,013,540
   Series A, 5.00%, 7/01/34 ......................................................................     7,000,000     7,004,970
   Series A, FGIC Insured, 5.125%, 7/01/31 .......................................................     5,000,000     5,180,050
   Series A, Pre-Refunded, 5.375%, 7/01/28 .......................................................       700,000       790,090
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
   Series B, Pre-Refunded, 6.00%, 7/01/39 ........................................................    10,000,000    11,609,100
   Series D, 5.375%, 7/01/36 .....................................................................    11,990,000    12,384,711
   Series Y, 5.50%, 7/01/36 ......................................................................    11,850,000    12,579,723
Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation Bonds,
 Series A, ETM, 5.50%, 10/01/32 ..................................................................    10,000,000    10,868,000
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
   7.50%, 7/01/09 ................................................................................       135,000       135,626
   AMBAC Insured, 5.00%, 7/01/21 .................................................................    10,000,000    10,449,100
   AMBAC Insured, 5.00%, 7/01/28 .................................................................     2,000,000     2,036,700
Puerto Rico Electric Power Authority Power Revenue,
   Series HH, FSA Insured, 5.25%, 7/01/29 ........................................................     1,605,000     1,680,258
   Series II, 5.25%, 7/01/31 .....................................................................    15,500,000    15,963,140
   Series II, FSA Insured, 5.125%, 7/01/26 .......................................................     1,000,000     1,048,390
   Series NN, 5.125%, 7/01/29 ....................................................................     5,125,000     5,226,321
   Series NN, MBIA Insured, 5.00%, 7/01/32 .......................................................     2,000,000     2,048,980
Puerto Rico HFAR, Capital Fund Program, 4.60%, 12/01/24 ..........................................    10,000,000     9,909,600
Puerto Rico HFC, HMR, MBS, Series A, GNMA Secured, 5.20%, 12/01/33 ...............................    11,900,000    12,067,433
Puerto Rico HFC Revenue,
   MF Mortgage, Portfolio A-I, 7.50%, 10/01/15 ...................................................       255,000       255,395
   MF Mortgage, Portfolio A-I, 7.50%, 4/01/22 ....................................................       745,000       746,371
   Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%, 12/01/26 ........................     2,060,000     2,117,783
Puerto Rico Housing Bank and Financing Authority SFMR, Affordable Housing Mortgage,
 First Portfolio, 6.25%, 4/01/29 .................................................................     1,915,000     1,960,462
Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing Authority
 Revenue, PepsiCo Inc. Project, 6.25%, 11/15/13 ..................................................       900,000       920,376


                                        Quarterly Statements of Investments | 19

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                                   AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
  Facilities Financing Authority Hospital Revenue,
   Dr. Pila Hospital Project, Refunding, FHA Insured, 6.125%, 8/01/25 ............................   $ 2,500,000   $ 2,603,650
   Dr. Pila Hospital Project, Refunding, FHA Insured, 6.25%, 8/01/32 .............................       500,000       517,920
   Hospital Auxilio Mutuo Obligation, Series A, MBIA Insured, 6.25%, 7/01/24 .....................     8,445,000     8,638,728
   Mennonite General Hospital Project, 5.625%, 7/01/17 ...........................................       750,000       691,733
   Mennonite General Hospital Project, 5.625%, 7/01/27 ...........................................     1,950,000     1,699,503
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
  Financing Authority Industrial Revenue,
   Guaynabo Municipal Government, 5.625%, 7/01/15 ................................................     6,550,000     6,832,960
   Guaynabo Municipal Government, 5.625%, 7/01/22 ................................................     3,160,000     3,265,607
   Guaynabo Warehouse, Series A, 5.15%, 7/01/19 ..................................................     1,250,000     1,268,175
   Guaynabo Warehouse, Series A, 5.20%, 7/01/24 ..................................................     4,120,000     4,126,180
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue,
   Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21 ..........................     2,000,000     2,081,180
   Ana G. Mendez University System Project, Refunding, 5.375%, 2/01/29 ...........................     7,850,000     7,863,659
   Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 ...............................     5,970,000     6,440,794
   University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 ..............................     6,000,000     6,098,940
Puerto Rico Municipal Finance Agency GO, Series A, FSA Insured, 5.50%, 8/01/23 ...................     7,400,000     8,034,106
Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/27 ..............     3,500,000     3,603,005
Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
   Series D, 5.375%, 7/01/33 .....................................................................     3,430,000     3,536,330
   Series D, Pre-Refunded, 5.375%, 7/01/33 .......................................................     9,070,000    10,161,121
   Series I, 5.25%, 7/01/33 ......................................................................     4,500,000     4,626,000
   Series I, 5.375%, 7/01/34 .....................................................................     5,000,000     5,199,000
   Series I, 5.00%, 7/01/36 ......................................................................     4,000,000     4,014,960
Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21 .......................     1,250,000     1,254,350
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation,
   Series A, MBIA Insured, Pre-Refunded, 5.00%, 8/01/31 ..........................................     1,000,000     1,107,800
   Series A, Pre-Refunded, 5.00%, 6/01/26 ........................................................     2,865,000     3,130,528
   Series E, 5.50%, 8/01/29 ......................................................................     2,155,000     2,246,674
   Series E, Pre-Refunded, 5.50%, 8/01/29 ........................................................     6,845,000     7,728,279
Virgin Islands HFA, SFR, Refunding, Series A, GNMA Secured,
   6.45%, 3/01/16 ................................................................................       275,000       281,210
   6.50%, 3/01/25 ................................................................................       655,000       669,417
Virgin Islands PFAR,
   Gross Receipts Taxes, Loan Note, Radian Insured, 5.00%, 10/01/26 ..............................     5,000,000     5,108,750
   Gross Receipts Taxes, Loan Note, Radian Insured, 5.00%, 10/01/33 ..............................     9,220,000     9,312,108
   senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 ............................     3,000,000     3,130,590
   senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ............................     6,750,000     6,940,620
   senior lien, Fund Loan Notes, Refunding, Series A, 5.625%, 10/01/25 ...........................     3,950,000     4,064,669
Virgin Islands Port Authority Marine Revenue, Series A, FSA Insured,
   5.25%, 9/01/18 ................................................................................     3,930,000     4,167,293
   5.00%, 9/01/23 ................................................................................    10,000,000    10,240,600
Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
   7/01/18 .......................................................................................     4,175,000     4,202,847
   7/01/21 .......................................................................................     1,000,000     1,001,870


20 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          PRINCIPAL
     FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                                   AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     Virgin Islands Water and Power Authority Water System Revenue, Refunding,
       5.25%, 7/01/12 ................................................................................   $ 4,000,000   $  4,170,440
       5.50%, 7/01/17 ................................................................................     4,000,000      4,139,400
                                                                                                                       ------------
     TOTAL LONG TERM INVESTMENTS (COST $313,396,940) .................................................                  328,177,453
                                                                                                                       ------------
     SHORT TERM INVESTMENTS (COST $2,800,000) .8%
     BOND
 (a) Puerto Rico Commonwealth Government Development Bank Revenue,
      Refunding, MBIA Insured, Weekly VRDN and Put, 1.58%, 12/01/15 ..................................     2,800,000      2,800,000
                                                                                                                       ------------
     TOTAL INVESTMENTS (COST $316,196,940) 98.2% .....................................................                  330,977,453
     OTHER ASSETS, LESS LIABILITIES 1.8% .............................................................                    6,218,427
                                                                                                                       ------------
     NET ASSETS 100.0% ...............................................................................                 $337,195,880
                                                                                                                       ============

See Glossary of Terms on page 157.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 21

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                 AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.7%
BONDS 98.2%
ALABAMA 6.0%
Alabama State GO, Series A, 4.00%,
   9/01/12 .......................................................................................   $ 2,130,000   $ 2,201,611
   9/01/15 .......................................................................................     1,000,000     1,004,030
Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan,
   Refunding, Series B, AMBAC Insured, 4.625%, 8/15/13 ...........................................     5,900,000     6,230,459
   Series B, AMBAC Insured, 4.125%, 2/15/14 ......................................................     3,000,000     3,063,750
East Alabama Health Care Authority Health Care Facilities Revenue, Tax Anticipation Bond,
  Series A, MBIA Insured,
   4.50%, 9/01/13 ................................................................................     1,925,000     2,008,333
   4.625%, 9/01/14 ...............................................................................     2,010,000     2,101,254
   4.50%, 9/01/15 ................................................................................     2,100,000     2,164,659
Huntsville GO, Capital Improvement wts., Series C, AMBAC Insured, 4.00%, 11/01/14 ................     1,000,000     1,013,460
Huntsville Health Care Authority Revenue, Series A, MBIA Insured, 4.80%, 6/01/13 .................     2,400,000     2,540,664
Jefferson County GO, Capital Improvement wts., Series A, MBIA Insured, 5.00%, 4/01/17 ............     2,195,000     2,359,054
Sylacauga GO, wts., AMBAC Insured, 5.50%, 6/01/12 ................................................       600,000       673,884
University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/15 ....................     4,070,000     4,428,241
                                                                                                                   -----------
                                                                                                                    29,789,399
                                                                                                                   -----------
ARIZONA 5.8%
Arizona School Facilities Board Revenue, Series B, FGIC Insured, 4.00%, 9/01/13 ..................     5,000,000     5,129,800
Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.25%, 9/01/16 ....     2,505,000     2,785,410
Maricopa County GO,
   School District No. 11, Peoria Unified, Refunding, FSA Insured, 4.00%, 7/01/12 ................     2,200,000     2,280,036
   School District No. 40, Glendale School Improvement, 6.10%, 7/01/08 ...........................       570,000       588,878
   School District No. 40, Glendale School Improvement, Pre-Refunded, 6.10%, 7/01/08 .............       430,000       444,143
   School District No. 97, Deer Valley School Improvement, Series A, FGIC Insured,
     4.75%, 7/01/12 ..............................................................................     4,000,000     4,344,040
Maricopa County USD No. 48 Scottsdale GO, Refunding, Series A, FSA Insured, 4.00%, 7/01/15 .......   . 3,000,000     3,041,340
Maricopa County USD No. 80 Chandler GO, Project of 2002, Series A, FSA Insured,
  4.00%, 7/01/14 .................................................................................     1,000,000     1,018,900
Mesa GO,
   FGIC Insured, Pre-Refunded, 4.50%, 7/01/14 ....................................................     1,000,000     1,074,080
   Refunding, Series A, FGIC Insured, 4.20%, 7/01/16 .............................................       715,000       727,055
Phoenix GO, Refunding, 4.00%, 7/01/15 ............................................................     4,000,000     4,008,560
Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 4.00%,
   7/01/14 .......................................................................................     1,110,000     1,130,979
   7/01/15 .......................................................................................     1,000,000     1,011,570
   7/01/16 .......................................................................................     1,000,000     1,004,310
                                                                                                                   -----------
                                                                                                                    28,589,101
                                                                                                                   -----------
ARKANSAS 1.5%
Conway Hospital Revenue, Conway Regional Medical Improvement, Refunding, Series A,
  6.20%, 8/01/17 .................................................................................     1,105,000     1,165,808
Little Rock GO, Capital Improvements, FSA Insured, 4.00%, 4/01/15 ................................     2,500,000     2,521,225
University of Arkansas University Revenues,
   Construction, University of Arkansas for Medical Sciences Campus, Refunding, Series A,
     MBIA Insured, 5.00%, 11/01/16 ...............................................................     1,000,000     1,085,390
   Student Fee University of Arkansas at Fort Smith, FSA Insured, 4.75%, 12/01/15 ................     2,295,000     2,414,845
                                                                                                                   -----------
                                                                                                                     7,187,268
                                                                                                                   ===========


22 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                 AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
CALIFORNIA 9.6%
California State Department of Water Resources Power Supply Revenue, Series A, 5.125%,
 5/01/18 .........................................................................................   $ 3,000,000   $ 3,183,900
California State GO,
   Refunding, 5.00%, 2/01/17 .....................................................................     3,000,000     3,177,060
   Various Purpose, 5.25%, 11/01/17 ..............................................................    10,000,000    10,866,400
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, 5.00%, 6/01/12 .............     1,500,000     1,593,315
Los Angeles Department of Water and Power Waterworks Revenue, Series B, MBIA Insured,
 4.25%, 7/01/17 ..................................................................................     6,530,000     6,614,237
Los Angeles USD, GO, Series A, MBIA Insured,
   4.125%, 7/01/15 ...............................................................................     2,500,000     2,544,275
   4.25%, 7/01/16 ................................................................................     2,500,000     2,552,225
Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 4.00%, 6/01/14 ...................    10,000,000    10,195,000
North Orange County Community College District GO, Election of 2002, Series B, FGIC Insured,
 4.00%, 8/01/15 ..................................................................................     3,215,000     3,245,703
Tulare Joint UHSD, GO, Election of 2004, Series A, MBIA Insured, 5.00%, 8/01/16 ..................     2,870,000     3,151,719
                                                                                                                   -----------
                                                                                                                    47,123,834
                                                                                                                   -----------
COLORADO 1.9%
Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.75%, 12/01/16 ...............     3,000,000     3,455,010
Denver City and County Medical Facilities GO, 4.00%, 8/01/16 .....................................     6,000,000     5,972,100
                                                                                                                   -----------
                                                                                                                     9,427,110
                                                                                                                   -----------
CONNECTICUT .5%
Connecticut State Health and Educational Facilities Authority Revenue, Sacred Heart University,
   Refunding, Series C, 6.00%, 7/01/05 ...........................................................       135,000       137,299
   Series C, ETM, 6.00%, 7/01/05 .................................................................       425,000       434,409
Connecticut State HFAR, Housing Mortgage Finance Program, Series C-2, 6.00%, 11/15/10 ............     2,000,000     2,096,140
                                                                                                                   -----------
                                                                                                                     2,667,848
                                                                                                                   -----------
FLORIDA 6.8%
Collier County Capital Improvement Revenue, FGIC Insured, 4.60%, 10/01/13 ........................     1,000,000     1,062,730
Hillsborough County School Board Sales Tax Revenue, AMBAC Insured, 4.25%, 10/01/12 ...............     1,800,000     1,875,726
Jacksonville Electric Authority Revenue, Electric System, Sub Series A, 5.00%, 10/01/16 ..........     3,420,000     3,508,236
Jacksonville Water and Sewer System Revenue, Series B, FSA Insured, 4.10%, 10/01/13 ..............     3,000,000     3,034,230
Marion County Public Improvement Revenue, Refunding, MBIA Insured,
   4.10%, 12/01/11 ...............................................................................     1,600,000     1,676,304
   4.20%, 12/01/12 ...............................................................................     1,400,000     1,464,834
   4.30%, 12/01/13 ...............................................................................     1,800,000     1,877,958
Marion County School Board COP, FSA Insured, 4.00%, 6/01/15 ......................................     1,115,000     1,121,389
Orlando Waste Water Services Revenue, Refunding, Series A, AMBAC Insured, 4.00%, 10/01/14 ........     7,530,000     7,625,706
Palm Beach County IDR, Lourdes-Noreen McKeen Residence, Geriatric Care Inc. Project,
 Pre-Refunded,
   6.20%, 12/01/08 ...............................................................................       275,000       301,329
   6.30%, 12/01/09 ...............................................................................       580,000       636,654
Tampa Bay Water Utility System Revenue,
   FGIC Insured, Pre-Refunded, 5.75%, 10/01/15 ...................................................     1,000,000     1,149,290
   Series B, FGIC Insured, 4.75%, 10/01/15 .......................................................     4,140,000     4,364,181
   Series B, FGIC Insured, 4.75%, 10/01/16 .......................................................     3,400,000     3,565,376
                                                                                                                   -----------
                                                                                                                    33,263,943
                                                                                                                   -----------


                                        Quarterly Statements of Investments | 23

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                 AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
GEORGIA 1.4%
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%, 12/01/13 .......   $ 1,020,000   $   964,818
South Georgia Governmental Services Authority Revenue, FGIC Insured, 5.00%, 1/01/16 ..............     2,650,000     2,897,616
Wayne County Development Authority PCR, ITT Rayonier Inc. Project, Refunding, 6.10%,
  11/01/07 .......................................................................................     3,105,000     3,144,092
                                                                                                                   -----------
                                                                                                                     7,006,526
                                                                                                                   -----------
HAWAII .7%
Hawaii State Department of Budget and Finance Special Purpose Revenue,
   Kaiser Permanente, Series A, ETM, 5.10%, 3/01/14 ..............................................     2,500,000     2,702,625
   Kapi `Olani Health Obligation, 5.60%, 7/01/06 .................................................       500,000       516,435
                                                                                                                   -----------
                                                                                                                     3,219,060
                                                                                                                   -----------
ILLINOIS 1.0%
Chicago Park District GO, Refunding, FGIC Insured, 4.125%, 1/01/14 ...............................     3,125,000     3,190,625
Illinois Health Facilities Authority Revenue,
   St. Elizabeth's Hospital, 6.00%, 7/01/05 ......................................................        70,000        71,294
   Victory Health Services, Series A, 5.25%, 8/15/09 .............................................     1,170,000     1,164,138
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
  Convention Center, ETM, 5.75%, 7/01/06 .........................................................       490,000       507,302
                                                                                                                   -----------
                                                                                                                     4,933,359
                                                                                                                   -----------
INDIANA .4%
Franklin EDR, Hoover Universal Inc. Project, Johnson Controls, Refunding, 6.10%, 12/01/04 ........     2,000,000     2,000,000
                                                                                                                   -----------
KENTUCKY .5%
Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian Regional
  Health Center Facility, Refunding and Improvement,
   5.70%, 10/01/10 ...............................................................................     1,000,000       981,490
   5.75%, 10/01/11 ...............................................................................     1,500,000     1,471,710
                                                                                                                   -----------
                                                                                                                     2,453,200
                                                                                                                   -----------
LOUISIANA .9%
St. John's Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13 .....................     4,000,000     4,219,520
                                                                                                                   -----------
MARYLAND .2%
Maryland State Health and Higher Educational Facilities Authority Revenue, AMBAC Insured,
  5.00%, 7/01/15 .................................................................................     1,000,000     1,097,910
                                                                                                                   -----------
MASSACHUSETTS 2.3%
Massachusetts State Development Finance Agency Resource Recovery Revenue, Waste Management
  Inc. Project, Series B, 6.90%, 12/01/29 ........................................................     3,000,000     3,396,150
Massachusetts State Development Finance Agency Revenue, Loomis Community Project, first
  mortgage, Refunding, Series A, 5.50%, 7/01/08 ..................................................     1,990,000     2,011,114
Massachusetts State Industrial Finance Agency Resource Recovery Revenue, Ogden Haverhill
  Project, Refunding, Series A,
   5.15%, 12/01/07 ...............................................................................     2,000,000     2,058,100
   5.20%, 12/01/08 ...............................................................................     2,000,000     2,059,500
Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care, 5.50%,
  10/01/12 .......................................................................................     1,745,000     1,847,833
                                                                                                                   -----------
                                                                                                                    11,372,697
                                                                                                                   -----------


24 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                 AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
MICHIGAN 5.0%
Battle Creek Downtown Development Authority Tax Allocation, Refunding, MBIA Insured, 5.00%,
 5/01/17 .........................................................................................   $ 3,295,000   $ 3,569,407
Chippewa County Hospital Financing Authority Revenue, Chippewa County War Memorial Hospital,
 Refunding, Series B, 5.30%, 11/01/07 ............................................................       815,000       845,171
Detroit GO, Refunding, Series B, 6.375%, 4/01/06 .................................................     1,000,000     1,024,510
Ferris State University Revenue, Refunding, AMBAC Insured, 5.00%, 10/01/18 .......................     2,640,000     2,726,328
Gull Lake Community School District GO, School Building and Site, FSA Insured, 5.00%, 5/01/16 ....     1,000,000     1,082,650
Jackson Public Schools GO, School Building and Site, Refunding, FSA Insured, 5.00%,
   5/01/16 .......................................................................................     1,925,000     2,076,228
   5/01/17 .......................................................................................     2,025,000     2,162,781
Michigan State Hospital Finance Authority Revenue, Ascension Health Credit, Series A, MBIA
 Insured, Pre-Refunded, 6.00%, 11/15/13 ..........................................................     1,200,000     1,380,768
Otsego Public Schools District GO, School Building and Site, FSA Insured, 5.00%, 5/01/16 .........     1,630,000     1,758,053
Saginaw-Midland GO, Municipal Water Supply Corp. Revenue, Water Supply System, Refunding,
 MBIA Insured, 4.25%, 9/01/13 ....................................................................     1,245,000     1,301,324
Wayne-Westland Community Schools GO, Refunding,
   4.50%, 5/01/12 ................................................................................     1,035,000     1,099,936
   4.625%, 5/01/13 ...............................................................................     1,095,000     1,171,694
Western Townships Utilities Authority GO, Refunding, MBIA Insured, 4.75%, 1/01/17 ................     4,290,000     4,444,397
                                                                                                                   -----------
                                                                                                                    24,643,247
                                                                                                                   -----------
MINNESOTA 7.0%
Chaska ISD No. 112 GO, Refunding, Series A,
   5.00%, 2/01/16 ................................................................................     4,000,000     4,197,960
   FSA Insured, 4.00%, 2/01/14 ...................................................................     2,060,000     2,101,077
Minneapolis GO, Various Purpose, 5.00%, 12/01/17 .................................................     3,000,000     3,185,220
Minneapolis Special School District No. 001 COP, Refunding, Series B, FGIC Insured, 4.625%,
 2/01/17 .........................................................................................     1,000,000     1,032,680
Minneapolis Special School District No. 001 GO, Refunding, FSA Insured, 4.00%,
   2/01/13 .......................................................................................     3,000,000     3,088,410
   2/01/14 .......................................................................................     6,300,000     6,425,622
Mounds View ISD No. 621 GO, MBIA Insured, 5.00%,
   2/01/14 .......................................................................................     2,340,000     2,540,444
   2/01/15 .......................................................................................     2,425,000     2,615,290
   2/01/16 .......................................................................................     2,460,000     2,646,640
Ramsey County GO, Capital Improvement Plan, Series A, 4.75%, 2/01/15 .............................     2,215,000     2,344,312
Robbinsdale ISD No. 281 GO, Refunding, FSA Insured,
   4.00%, 2/01/13 ................................................................................     2,070,000     2,131,003
   4.125%, 2/01/14 ...............................................................................     2,175,000     2,235,356
                                                                                                                   -----------
                                                                                                                    34,544,014
                                                                                                                   -----------
MISSOURI 1.8%
Jackson County Reorganized School District No. 7 Lees Summit GO, School Building, MBIA Insured,
 5.00%, 3/01/16 ..................................................................................     2,000,000     2,170,880
Lake of the Ozarks Community Board Corp. Bridge System Revenue,
   5.00%, 12/01/08 ...............................................................................     2,060,000     2,129,195
   Pre-Refunded, 5.00%, 12/01/08 .................................................................       940,000       989,200


                                        Quarterly Statements of Investments | 25

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
MISSOURI (CONT.)
Southeast Missouri State University System Facilities Revenue, Refunding and Improvement,
   MBIA Insured,
   4.375%, 4/01/12 ...............................................................................   $   335,000   $   353,442
   4.50%, 4/01/14 ................................................................................       545,000       570,626
   4.60%, 4/01/15 ................................................................................     1,360,000     1,421,404
   4.70%, 4/01/16 ................................................................................     1,165,000     1,217,425
                                                                                                                   -----------
                                                                                                                     8,852,172
                                                                                                                   -----------
NEW JERSEY 4.6%
Camden County Improvement Authority Leave Revenue, County Guaranteed, Refunding, Series A,
  FGIC Insured, 4.00%, 9/01/15 ...................................................................     2,500,000     2,526,025
Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste
  Management Inc. Project, Refunding, Series A, 6.85%, 12/01/29 ..................................     2,625,000     2,965,725
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series 1, 5.90%,
  1/01/15 ........................................................................................       875,000       874,947
New Jersey State COP, Equipment Lease Purchase, Series A, AMBAC Insured, 5.00%, 6/15/17 ..........     5,000,000     5,348,000
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Refunding,
  Series C, FSA Insured, 4.50%, 12/15/10 .........................................................    10,000,000    10,708,000
                                                                                                                   -----------
                                                                                                                    22,422,697
                                                                                                                   -----------
NEW YORK 9.3%
Liverpool Central School District GO, Refunding, FSA Insured, 5.00%, 7/15/14 .....................     1,560,000     1,694,550
Middletown New York City School District GO, Refunding, Series A, FSA Insured, 4.00%,
   11/01/14 ......................................................................................     1,785,000     1,822,628
   11/01/15 ......................................................................................     2,050,000     2,072,140
MTA Commuter Facilities Revenue, Services Contract, Refunding, Series R, ETM, 5.50%, 7/01/11 .....     2,215,000     2,442,835
MTA Transportation Facilities Revenue, Series A, Pre-Refunded, 6.00%, 7/01/15 ....................     1,500,000     1,712,475
New York City GO,
   Refunding, Series H, 5.90%, 8/01/09 ...........................................................       500,000       543,295
   Refunding, Series J, 6.00%, 8/01/08 ...........................................................     3,000,000     3,277,110
   Series C, MBIA Insured, 5.875%, 8/01/16 .......................................................     1,250,000     1,419,050
   Series F, 4.75%, 1/15/16 ......................................................................     3,000,000     3,106,110
   Series I, 5.00%, 8/01/18 ......................................................................    10,000,000    10,491,600
New York City Transitional Finance Authority Revenue, Series C, 4.50%, 2/15/13 ...................     4,500,000     4,742,955
New York State Dormitory Authority Revenue, FHA Insured Mortgage, St. Barnabas, Series B,
  AMBAC Insured, 4.25%, 8/01/14 ..................................................................     2,355,000     2,427,934
New York State Dormitory Authority Revenues, Mental Health Services Facilities Improvement,
   Refunding, Series, 5.60%, 2/15/07 .............................................................       140,000       149,290
   Series D, MBIA Insured, 5.00%, 8/15/17 ........................................................     2,000,000     2,097,980
New York State HFAR, Health Facilities, New York City, Refunding, Series A, 5.90%, 5/01/05 .......     1,000,000     1,015,400
New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
  Pre-Refunded, 5.75%,
   4/01/08 .......................................................................................       500,000       533,825
   4/01/09 .......................................................................................     1,150,000     1,227,798
Port Authority of New York and New Jersey Construction Revenue, One Hundred Thirty Fourth,
  Refunding, 4.00%, 7/15/14 ......................................................................     2,460,000     2,481,451
Port Authority of New York and New Jersey Special Obligation Revenue, 3rd Installment, 7.00%,
  10/01/07 .......................................................................................       700,000       720,594
Yonkers GO, Series B, FSA Insured, 4.00%, 10/15/16 ...............................................     1,890,000     1,894,328
                                                                                                                   -----------
                                                                                                                    45,873,348
                                                                                                                   -----------


26 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NORTH CAROLINA 6.3%
Asheville Water System Revenue, FSA Insured, 5.25%,
   8/01/15 .......................................................................................   $   915,000   $ 1,006,509
   8/01/17 .......................................................................................     1,020,000     1,110,648
   8/01/19 .......................................................................................     1,030,000     1,117,107
Charlotte Water and Sewer System Revenue, 5.00%, 6/01/16 .........................................     4,000,000     4,276,680
Mecklenburg County GO, Public Improvement, Series A, 4.00%, 2/01/16 ..............................     5,000,000     5,017,100
North Carolina Eastern Municipal Power Agency Power System Revenue,
   Refunding, Series D, 6.00%, 1/01/09 ...........................................................     1,000,000     1,067,600
   Series D, 6.45%, 1/01/14 ......................................................................     1,000,000     1,109,500
North Carolina Infrastructure Financial Corp. COP, Correctional Facilities Project, Series A, 4.00%,
 2/01/17 .........................................................................................     2,715,000     2,689,072
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding, Series B,
 6.50%, 1/01/09 ..................................................................................     5,000,000     5,569,250
Rutherford County COP, Refunding, AMBAC Insured, 5.00%, 9/01/17 ..................................     1,275,000     1,361,432
Wake County GO, Public Improvement, 4.50%, 3/01/14 ...............................................     6,400,000     6,722,432
                                                                                                                   -----------
                                                                                                                    31,047,330
                                                                                                                   -----------
OHIO 9.4%
Akron GO, Refunding and Improvement, Various Purpose, MBIA Insured, 4.125%, 12/01/14 .............     1,000,000     1,027,780
Akron Income Tax Revenue, Community Learning Canters, FGIC Insured, 4.00%, 12/01/14 ..............     2,140,000     2,185,454
Allen County GO, AMBAC Insured, 4.75%, 12/01/17 ..................................................     2,180,000     2,289,414
Bowling Green State University of Ohio General Receipts GO, MBIA Insured, 5.00%,
   6/01/14 .......................................................................................     2,285,000     2,515,237
   6/01/15 .......................................................................................     1,400,000     1,528,184
Butler County GO, MBIA Insured, 4.00%, 12/01/14 ..................................................     1,210,000     1,235,700
Cleveland Municipal School District GO, FSA Insured, 5.00%,
   12/01/14 ......................................................................................     1,915,000     2,109,564
   12/01/15 ......................................................................................     1,510,000     1,648,256
   12/01/16 ......................................................................................     1,400,000     1,517,754
Franklin County Health Care Facilities Revenue, Presbyterian Retirement Services, Refunding,
   5.25%, 7/01/08 ................................................................................       575,000       589,657
   5.40%, 7/01/10 ................................................................................       775,000       791,786
   5.50%, 7/01/11 ................................................................................       500,000       509,580
Kenston Local School District GO, School Improvement, MBIA Insured, 4.00%, 12/01/15 ..............     1,775,000     1,795,412
Lake Ohio Local School District GO, MBIA Insured, 5.20%, 12/01/17 ................................     2,565,000     2,760,863
Mahoning County Sewer System Revenue, AMBAC Insured, 5.20%, 12/01/14 .............................     1,360,000     1,478,157
Mason City School District GO, School Improvement, Refunding, FGIC Insured, 5.00%, 12/01/15 ......     2,670,000     2,943,114
Ohio State Building Authority Revenue, State Facilities, Administration Building Fund Project,
 Refunding, Series B, FSA Insured, 4.00%, 10/01/12 ...............................................     1,000,000     1,032,550
Ohio State GO, Common Schools, Series B, 4.00%, 9/15/14 ..........................................     8,895,000     9,040,878
Penta Career Center COP, Wood Lucas Sandusky Fulton Ottawa Henry and Hancock Counties,
 FGIC Insured,
   4/01/15 .......................................................................................     1,620,000     1,614,492
   4/01/16 .......................................................................................     1,685,000     1,665,269
Southwest Regional Water District Water Improvement Revenue, Refunding, MBIA Insured, 4.00%,
   12/01/13 ......................................................................................     1,020,000     1,049,529
   12/01/14 ......................................................................................     1,020,000     1,041,665
University of Akron General Receipts Revenue, FGIC Insured, Pre-Refunded, 5.75%, 1/01/14 .........     2,000,000     2,277,440


                                        Quarterly Statements of Investments | 27

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
OHIO (CONT.)
Youngstown GO, AMBAC Insured, 6.125%, 12/01/15 ...................................................   $ 1,275,000   $ 1,526,685
                                                                                                                   -----------
                                                                                                                    46,174,420
                                                                                                                   -----------
OKLAHOMA .5%
Okmulgee County Governmental Building Authority Sales Tax Revenue, first mortgage, MBIA Insured,
   5.60%, 3/01/10 ................................................................................     1,075,000     1,185,553
   6.00%, 3/01/15 ................................................................................       700,000       778,750
Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding, 5.75%,
  8/15/06 ........................................................................................       295,000       303,042
                                                                                                                   -----------
                                                                                                                     2,267,345
                                                                                                                   -----------
OREGON 3.8%
Clackamas County Hospital Facilities Authority Revenue, Willamette View Inc. Project, Refunding,
  6.00%, 11/01/06 ................................................................................       500,000       516,525
Emerald Peoples Utility District Revenue, Refunding, Series A, FSA Insured, 4.00%,
   11/01/14 ......................................................................................     2,380,000     2,430,099
   11/01/15 ......................................................................................     2,475,000     2,504,576
Lane County School District No. 052 Bethel GO, Refunding, FSA Insured,
   3.75%, 6/15/12 ................................................................................     1,000,000     1,021,740
   3.75%, 6/15/13 ................................................................................     1,785,000     1,801,333
   3.875%, 6/15/14 ...............................................................................     1,935,000     1,954,524
Oregon State Facilities Authority Revenue, Peacehealth, Series A, AMBAC Insured, 5.00%, 8/01/13 ..     2,305,000     2,530,590
Salem Water and Sewer Revenue,
   MBIA Insured, 4.10%, 6/01/16 ..................................................................     1,035,000     1,050,598
   Refunding, FSA Insured, 4.375%, 6/01/11 .......................................................     2,160,000     2,301,242
   Refunding, FSA Insured, 4.50%, 6/01/12 ........................................................     2,250,000     2,409,458
                                                                                                                   -----------
                                                                                                                    18,520,685
                                                                                                                   -----------
PENNSYLVANIA 2.5%
Allegheny County IDAR, Pollution Control, Refunding, Series A, AMBAC Insured, 4.35%, 12/01/13 ....     5,000,000     5,278,050
Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding, 5.40%, 7/01/07 ...     1,135,000     1,137,645
Pittsburgh Water and Sewer Authority Revenue, Refunding, FSA Insured, 4.00%,
   9/01/14 .......................................................................................     4,000,000     4,097,800
   9/01/15 .......................................................................................     2,000,000     2,023,480
                                                                                                                   -----------
                                                                                                                    12,536,975
                                                                                                                   -----------
SOUTH CAROLINA .6%
Charleston County Resource Recovery Revenue, Foster Wheeler Charleston, Refunding, AMBAC
  Insured, 5.25%, 1/01/10 ........................................................................     1,000,000     1,093,390
Rock Hill Utility System Revenue, Refunding and Improvement, Series A, FSA Insured, 4.00%,
  1/01/14 ........................................................................................     2,000,000     2,040,120
                                                                                                                   -----------
                                                                                                                     3,133,510
                                                                                                                   -----------
TENNESSEE .8%
Tennessee State School Board Authority Revenue, Higher Educational Facilities, Second Program,
  Series A, FSA Insured, 5.00%, 5/01/13 ..........................................................     3,425,000     3,718,146
                                                                                                                   -----------
TEXAS 3.4%
Abilene Higher Educational Facilities Revenue, Abilene Christian University,
   5.90%, 10/01/05 ...............................................................................       720,000       737,683
   ETM, 5.90%, 10/01/05 ..........................................................................        65,000        67,031


28 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                               AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
TEXAS (CONT.)
Edgewood ISD Bexar County GO, Series A, 5.00%,
  2/15/16 ........................................................................................  $  1,225,000   $  1,315,515
  2/15/17 ........................................................................................     1,285,000      1,370,787
Houston Hotel Occupancy Tax and Special Revenue, Convention and Entertainment, Series B,
 AMBAC Insured, 5.00%, 9/01/11 ...................................................................     6,000,000      6,573,960
Laredo ISD Public Facility Corp. Lease Revenue,
  Series A, AMBAC Insured, 5.00%, 8/01/15 ........................................................     1,000,000      1,061,520
  Series C, AMBAC Insured, 5.00%, 8/01/19 ........................................................     1,000,000      1,050,160
Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.35%, 11/01/10 .....     2,500,000      2,590,950
Travis County Health Facilities Development Corp. Revenue, Ascension Health Credit, Series A,
 MBIA Insured, Pre-Refunded, 6.25%, 11/15/17 .....................................................     1,500,000      1,746,915
                                                                                                                   ------------
                                                                                                                     16,514,521
                                                                                                                   ------------
U.S. TERRITORIES 1.8%
District of Columbia GO,
  Refunding, Series A, 5.875%, 6/01/05 ...........................................................       200,000        203,226
  Series A, ETM, 5.875%, 6/01/05 .................................................................       500,000        509,560
Virgin Islands PFAR, senior lien, Refunding, Series A, 5.30%, 10/01/11 ...........................     4,000,000      4,228,680
Virgin Islands Water and Power Authority Water System Revenue, Refunding,
  4.875%, 7/01/06 ................................................................................     1,300,000      1,334,021
  5.00%, 7/01/09 .................................................................................     2,400,000      2,526,072
                                                                                                                   ------------
                                                                                                                      8,801,559
                                                                                                                   ------------
UTAH .1%
Salt Lake County College Revenue, Westminster College Project, 5.50%, 10/01/12 ...................       340,000        356,901
                                                                                                                   ------------
VIRGINIA .8%
Fairfax County GO, Series B, 4.00%, 6/01/15 ......................................................     4,000,000      4,060,520
                                                                                                                   ------------
WASHINGTON .9%
King County GO, Refunding, Series A, MBIA Insured, 4.00%, 1/01/16 ................................     3,490,000      3,462,150
Washington State Public Power Supply System Revenue, Nuclear Project No. 1, Refunding, Series A,
 AMBAC Insured, 5.70%, 7/01/09 ...................................................................     1,000,000      1,069,380
                                                                                                                   ------------
                                                                                                                      4,531,530
                                                                                                                   ------------
WEST VIRGINIA .1%
West Virginia Public Energy Authority Energy Revenue, Morgantown Association Project, Series A,
 5.05%, 7/01/08 ..................................................................................       610,000        624,792
                                                                                                                   ------------
TOTAL BONDS ......................................................................................                  482,974,487
                                                                                                                   ------------
ZERO COUPON BOND .5%
CALIFORNIA .5%
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien, Refunding,
 Series A, 1/15/17 ...............................................................................     3,000,000      2,600,550
                                                                                                                   ------------
TOTAL LONG TERM INVESTMENTS (COST $469,217,343) ..................................................                 $485,575,037
                                                                                                                   ============


                                        Quarterly Statements of Investments | 29

FRANKLIN TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         PRINCIPAL
     FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                               AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     SHORT TERM INVESTMENTS .5%
     BONDS
     FLORIDA .1%
 (a) Orange County School Board COP, Series B, MBIA Insured, Daily VRDN and Put, 1.68%, 8/01/27 ......   $   700,000   $    700,000
     MICHIGAN .1%
 (a) Detroit Sewage Disposal Revenue, senior lien, Series B, Daily VRDN and Put, 1.68%, 7/01/33 ......       700,000        700,000
     NEW YORK .3%
 (a) Long Island Power Authority Electric System Revenue, Sub Series 2, Daily VRDN and Put,
      1.64%, 5/01/33 .................................................................................       800,000        800,000
 (a) New York City GO, Series H, Sub Series H-3, Daily VRDN and Put, 1.64%, 8/01/22 ..................       400,000        400,000
                                                                                                                       ------------
                                                                                                                          1,200,000
                                                                                                                       ------------
     TOTAL SHORT TERM INVESTMENTS (COST $2,600,000) ..................................................                    2,600,000
                                                                                                                       ------------
     TOTAL INVESTMENTS (COST $471,817,343) 99.2% .....................................................                  488,175,037
     OTHER ASSETS, LESS LIABILITIES .8% ..............................................................                    3,919,078
                                                                                                                       ------------
     NET ASSETS 100.0% ...............................................................................                 $492,094,115
                                                                                                                       ============

See Glossary of Terms on page 157.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


30 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                                      AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 79.8%
BONDS
ALABAMA .7%
Etowah County Board of Education Special Tax GO, School Warrants, FSA
 Insured, 2.60%, 9/01/08 .........................................................................   $   250,000   $   250,082
                                                                                                                   -----------
ALASKA 1.5%
Kenai Peninsula Boro Alaska GO, Center Kenai Peninsula Hospital Service Area,
 FGIC Insured, 3.25%, 8/01/09 ....................................................................       500,000       505,170
                                                                                                                   -----------
ARIZONA 3.8%
Buckeye UHSD, GO, No. 201, School Improvement Project, Series B, MBIA Insured,
 3.00%, 7/01/08 ..................................................................................       500,000       507,470
Mohave County Beneficial Interest COP, Mohave Administration Building Project, AMBAC Insured,
   3.00%, 1/01/06 ................................................................................       350,000       352,887
Oro Valley Municipal Property Corp. Revenue, senior lien, Water Project, MBIA Insured,
 3.00%, 7/01/08 ..................................................................................       425,000       431,350
                                                                                                                   -----------
                                                                                                                     1,291,707
                                                                                                                   -----------
ARKANSAS 3.0%
Fayetteville Sales and Use Tax Capital Improvement Special Assessment, 4.00%, 12/01/05 ...........     1,000,000     1,018,400
                                                                                                                   -----------
CALIFORNIA 6.2%
California State University at Channel Islands Financing Authority Revenue,
 Rental Housing and Town Center, Series A, 2.50%, 8/01/44 ........................................     1,000,000       999,980
Los Angeles Water and Power Revenue, Power System, Series A, Sub Series A-1, 4.00%, 7/01/06 ......     1,050,000     1,078,308
                                                                                                                   -----------
                                                                                                                     2,078,288
                                                                                                                   -----------
COLORADO 1.0%
Water Resources and Power Development Authority Revenue, Series B, 3.25%, 9/01/07 ................       320,000       327,347
                                                                                                                   -----------
FLORIDA 3.6%
Arcadia Public Improvement Revenue, Refunding, AMBAC Insured, 1.10%, 12/01/04 ....................       205,000       204,754
Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida,
 FSA Insured, 5.00%, 8/15/09 .....................................................................       750,000       815,610
Jupiter Water Revenue, AMBAC Insured, 3.75%, 10/01/07 ............................................       105,000       108,937
Marion County Utility System Revenue, Series A, MBIA Insured, 2.00%, 12/01/06 ....................       100,000        99,359
                                                                                                                   -----------
                                                                                                                     1,228,660
                                                                                                                   -----------
GEORGIA 1.6%
Association County Commissioners Leasing Program COP, DeKalb County Public Purpose Project,
 2.50%, 12/01/07 .................................................................................       555,000       556,116
                                                                                                                   -----------
ILLINOIS .4%
Winnebago Boone Community College District No. 511 GO, Rock Valley College, Series A,
 MBIA Insured, 2.00%, 12/30/04 ...................................................................       125,000       125,015
                                                                                                                   -----------
INDIANA .4%
Madison Grant Industry School Building Corp. Revenue, First Mortgage, AMBAC Insured,
 2.25%, 1/15/06 ..................................................................................       120,000       120,012
                                                                                                                   -----------
KANSAS 1.2%
Johnson County Water District No. 001 Water Revenue, Refunding, 2.50%, 6/01/08 ...................       400,000       398,408
                                                                                                                   -----------


                                        Quarterly Statements of Investments | 31

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                                      AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
KENTUCKY 1.8%
Anderson County School District Financial Corporation School Building Revenue,
  Refunding, Series B, 3.80%, 3/01/06 ............................................................   $   120,000   $   122,237
Breathitt County Justice Center Corporation Revenue, Justice Center Project, MBIA Insured,
  3.00%, 10/01/06 ................................................................................        55,000        55,724
Breathitt County School District Financial Corporation School Building Revenue,
  Refunding, Second Series, 4.00%, 3/01/07 .......................................................       110,000       113,918
Kentucky State Property and Building Commission Revenues, Refunding, Project No. 80,
  Series A, MBIA Insured, 2.75%, 5/01/08 .........................................................       225,000       226,312
Woodford County School District Financial Corp. School Building Revenue, Refunding,
  4.30%, 8/01/06 .................................................................................       100,000       103,222
                                                                                                                   -----------
                                                                                                                       621,413
                                                                                                                   -----------
MASSACHUSETTS .6%
Massachusetts State Development Finance Agency Revenue, Brandeis University, Series K,
  FGIC Insured, 2.50%, 10/01/07 ..................................................................       200,000       200,540
                                                                                                                   -----------
MICHIGAN 1.8%
Commerce Charter Township Michigan GO, Special Assessment, Series A, FSA Insured,
  2.50%, 10/01/06 ................................................................................       100,000       100,462
Detroit GO, Refunding, Series B, XLCA Insured, 3.00%, 4/01/06 ....................................       400,000       403,896
Michigan Municipal Building Authority Revenue, Local Government Loan Project, Series B,
  AMBAC Insured, 2.75%, 11/01/08 .................................................................       100,000       100,146
                                                                                                                   -----------
                                                                                                                       604,504
                                                                                                                   -----------
MINNESOTA 3.7%
St. Paul Port Authority Lease Revenue, Office Building at Cedar Street-03-12, 2.50%, 12/01/07 ....       500,000       502,010
Washington County GO, Jail, Refunding, Series B, 2.50%, 2/01/07 ..................................       750,000       753,135
                                                                                                                   -----------
                                                                                                                     1,255,145
                                                                                                                   -----------
MISSISSIPPI 3.0%
Mississippi State GO, Capital Improvements Building Fund Arts Project, 3.125%, 11/01/10 ..........     1,000,000       996,510
                                                                                                                   -----------
MISSOURI 4.4%
Missouri State Development Finance Board Infrastructure Facilities Revenue,
  Hartman Heritage Center Phase II, AMBAC Insured, 3.00%, 4/01/08 ................................       200,000       202,530
Platte County COP, Public Improvements, 2.40%, 10/01/08 ..........................................       200,000       195,748
Springfield COP, Enterprise System Project, 3.85%, 2/01/08 .......................................        50,000        51,714
Springfield Public Building Corp. Leasehold Revenue, Capital Improvement Program,
  AMBAC Insured, 4.00%, 3/01/09 ..................................................................     1,000,000     1,045,230
                                                                                                                   -----------
                                                                                                                     1,495,222
                                                                                                                   -----------
NEVADA 5.4%
Henderson Local ID Special Assessment,
   T-1, Lake Las Vegas, Refunding, Senior A-1, FSA Insured, 3.75%, 8/01/09 .......................     1,270,000     1,316,152
   No. T-6, Senior Limited Obligation, Refunding, Series A, FSA Insured, 2.85%, 11/01/09 .........       285,000       283,056
Washoe County Improvement Bonds, Refunding, FSA Insured, 2.50%, 11/01/08 .........................       220,000       217,901
                                                                                                                   -----------
                                                                                                                     1,817,109
                                                                                                                   -----------
NEW JERSEY 3.0%
Washington Township Board of Education Gloucester County GO, Refunding, MBIA Insured,
  2.75%, 2/01/08 .................................................................................     1,000,000     1,008,140
                                                                                                                   -----------


32 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                                      AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW YORK 5.8%
Buffalo Fiscal Stability Authority Sales Tax and State Aid Revenue, Series A, 4.00%, 8/15/05 .....   $ 1,000,000   $ 1,013,740
New York State Dormitory Authority Revenues, Hospital, Maimonides, MBIA Insured,
 3.50%, 8/01/09 ..................................................................................       300,000       306,864
New York State Urban Development Corp. Revenue,
  Correctional and Youth Facilities Service, Series A, 4.00%, 1/01/28 ............................       400,000       414,148
  State Personal Income Tax, Series C-1 Empire State, 2.80%, 12/15/09 ............................       245,000       241,935
                                                                                                                   -----------
                                                                                                                     1,976,687
                                                                                                                   -----------
OHIO 10.3%
Austintown Local School District GO, School Improvement, FSA Insured, 2.00%, 12/01/04 ............       200,000       200,120
Franklin County Hospital Revenue, Refunding, Hospital Corp., Series C, MBIA Insured,
 2.50%, 5/15/08 ..................................................................................       500,000       496,560
Jackson Local School District Stark and Summit Counties GO, Construction and Improvement,
 FGIC Insured, 2.00%, 12/01/05 ...................................................................       445,000       444,537
Ohio State GO, Conservation Projects, Series A, 2.00%, 3/01/05 ...................................     1,000,000       999,436
Princeton City School District GO, MBIA Insured, 2.00%, 12/01/04 .................................       125,000       125,071
Stark County GO, Refunding Sewerage Systems, AMBAC Insured, 2.50%, 12/01/08 ......................       370,000       367,077
Sugarcreek Local School District GO, School Improvement, Refunding, MBIA Insured,
 2.00%, 12/01/06 .................................................................................       500,000       496,360
Warren GO, AMBAC Insured, 2.00%, 12/01/06 ........................................................       365,000       362,343
                                                                                                                   -----------
                                                                                                                     3,491,504
                                                                                                                   -----------
OKLAHOMA .5%
Oklahoma County ISD, GO, NO.12 Edmond Building, 2.25%, 7/01/06 ...................................       100,000       100,169
Oklahoma Development Finance Authority Lease Revenue, Department of Human
 Services County Office, AMBAC Insured, 3.25%, 2/01/06 ...........................................        75,000        75,914
                                                                                                                   -----------
                                                                                                                       176,083
                                                                                                                   -----------
OREGON .3%
Lake County School District No. 014 GO, Refunding, FSA Insured, 2.50%, 1/15/08 ...................       105,000       105,124
                                                                                                                   -----------
PENNSYLVANIA 2.5%
Lehigh County IDA, PCR, Electrical Utilities Corp. Project, Refunding, AMBAC Insured,
 3.125%, 11/01/08 ................................................................................       150,000       152,573
Philadelphia Gas Works Revenue, Eighteenth Series, 5.00%, 8/01/05 ................................       420,000       427,077
Pittsburgh Water and Sewer Authority Revenue, Refunding, FSA Insured, 2.65%, 9/01/08 .............       250,000       250,350
                                                                                                                   -----------
                                                                                                                       830,000
                                                                                                                   -----------
RHODE ISLAND .3%
Rhode Island Housing and Mortgage Financial Corp. Revenue, Home Ownership Opportunity,
 Series 44 A, 2.40%, 10/01/07 ....................................................................       100,000        98,956
                                                                                                                   -----------
SOUTH CAROLINA .2%
Florence County GO, Public Improvements, AMBAC Insured, 3.75%, 3/01/08 ...........................        75,000        77,997
                                                                                                                   -----------
SOUTH DAKOTA 1.1%
South Dakota HDA Revenue, Series D, 2.90%, 5/01/09 ...............................................       375,000       367,309
                                                                                                                   -----------


                                        Quarterly Statements of Investments | 33

FRANKLIN TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          PRINCIPAL
     FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                                     AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     TEXAS 5.0%
     Hays County GO, Refunding and Improvement, AMBAC Insured, 3.875%, 8/15/07 .......................   $   255,000   $    264,973
     San Antonio Electric and Gas Revenue, Systems, junior lien, 2.20%, 12/01/27 .....................     1,000,000        999,510
     Sienna Plantation MUD No. 2 GO, FGIC Insured, 4.75%,
       10/01/06 ......................................................................................        70,000         73,102
       10/01/07 ......................................................................................        75,000         79,852
       10/01/08 ......................................................................................        80,000         86,013
     Westador MUD, GO, FSA Insured, 4.00%, 3/01/09 ...................................................       170,000        172,975
                                                                                                                       ------------
                                                                                                                          1,676,425
                                                                                                                       ------------
     U.S. TERRITORIES 1.3%
     Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.375%, 10/01/08 ..........       240,000        235,802
     Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series C, MBIA Insured,
      5.00%, 7/01/28 .................................................................................       200,000        215,300
                                                                                                                       ------------
                                                                                                                            451,102
                                                                                                                       ------------
     UTAH .5%
     Davis County Sales Tax Revenue Series B, AMBAC Insured, 2.55%, 10/01/08 .........................       180,000        178,317
                                                                                                                       ------------
     VIRGINIA .9%
     Virginia Beach Development Authority Public Facility Revenue, Series A, 3.00%, 12/01/07 .........       300,000        304,737
                                                                                                                       ------------
     WASHINGTON 3.4%
     Burlington Sewer Revenue, Refunding, MBIA Insured, 2.50%, 9/01/06 ...............................       200,000        200,848
     King County School District No. 403 Renton GO, FSA Insured, 3.00%, 12/01/07 .....................       500,000        507,025
     Sunmer Water and Sewer Revenue, Utility Local Improvement District No.73 and 74,
      FSA Insured, 1.80%, 10/01/06 ...................................................................       150,000        147,979
     Washington COP, Equipment, Series C, 2.00%, 1/01/06 .............................................       100,000         99,756
     Yakima Tieton Irrigation District Revenue, Refunding, FSA Insured, 2.50%, 6/01/06 ...............       200,000        200,760
                                                                                                                       ------------
                                                                                                                          1,156,368
                                                                                                                       ------------
     WEST VIRGINIA .6%
     West Virginia State Hospital Finance Authority Hospital Revenue,
      West Virginia University Hospital, Refunding, FSA Insured, 2.50%, 6/01/07 ......................       205,000        204,951
                                                                                                                       ------------
     TOTAL LONG TERM INVESTMENTS (COST $27,051,989) ..................................................                   26,993,348
                                                                                                                       ------------
     SHORT TERM INVESTMENTS 23.4%
     BONDS
     ARIZONA .6%
     Mohave County Beneficial Interest COP, Mohave Administration Building Project, AMBAC Insured,
       2.00%, 1/01/05 ................................................................................       200,000        200,014
                                                                                                                       ------------
     CALIFORNIA 4.0%
     California State RAN, Series A, 3.00%, 6/30/05 ..................................................     1,250,000      1,257,325
 (a) Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2,
      Daily VRDN and Put, 1.63%, 7/01/35 .............................................................       100,000        100,000
                                                                                                                       ------------
                                                                                                                          1,357,325
                                                                                                                       ------------


34 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          PRINCIPAL
     FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                                     AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     SHORT TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     FLORIDA 1.2%
 (a) Alachua County Health Facilities Continuing Care Revenue, Oak Hammock University of
      Florida Project, Series A, Daily VRDN and Put, 1.67%, 10/01/32 .................................   $   100,000   $    100,000
 (a) Jacksonville Health Facilities Authority Hospital Revenue, Series C, Daily VRDN and Put,
      1.66%, 8/15/33 .................................................................................       100,000        100,000
 (a) Orange County School Board COP, Series B, AMBAC Insured, Daily VRDN and Put,
      1.68%, 8/01/25 .................................................................................       200,000        200,000
                                                                                                                       ------------
                                                                                                                            400,000
                                                                                                                       ------------
     GEORGIA 1.2%
 (a) Athens-Clarke County Unified Government Authority Revenue, University of Georgia
      Athletic Association Project, Daily VRDN and Put, 1.68%, 8/01/33 ...............................       300,000        300,000
 (a) Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 1.62%, 11/01/15 .......................       100,000        100,000
                                                                                                                       ------------
                                                                                                                            400,000
                                                                                                                       ------------
     INDIANA 3.1%
     De Kalb Central Elementary School Building Corp. Revenue, FSA Insured, 2.50%, 1/15/05 ...........     1,045,000      1,045,711
                                                                                                                       ------------
     LOUISIANA .6%
 (a) Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
      First Stage, ACES, Refunding, Daily VRDN and Put, 1.68%, 9/01/17 ...............................       200,000        200,000
                                                                                                                       ------------
     MICHIGAN 1.2%
 (a) Detroit Sewage Disposal Revenue, senior lien, Series B, Daily VRDN and Put, 1.68%, 7/01/33 .....       400,000        400,000
                                                                                                                       ------------
     MINNESOTA 2.3%
 (a) Minneapolis GO,
        Block E Bonds, Series A, Weekly VRDN and Put, 1.54%, 3/01/27 .................................       200,000        200,000
        Library, Weekly VRDN and Daily Put, 1.54%, 12/01/32 ..........................................       200,000        200,000
 (a) Spring Lake Park Senior Housing Revenue, Oak Crest Apartment Project,
      Refunding, FNMA Insured, Weekly VRDN and Put, 1.68%, 2/15/33 ...................................       390,000        390,000
                                                                                                                       ------------
                                                                                                                            790,000
                                                                                                                       ------------
     NEW JERSEY .6%
 (a) New Jersey Health Care Facilities Financing Authority Revenue, Saint Claires Hospital,
      Series A4, Weekly VRDN and Put, 1.64%, 7/01/18 .................................................       200,000        200,000
                                                                                                                       ------------
     NEW MEXICO .3%
 (a) Farmington PCR, Arizona Public Service Co., Refunding, Series B, Daily VRDN and Put,
      1.68%, 9/01/24 .................................................................................       100,000        100,000
                                                                                                                       ------------
     NEW YORK 1.7%
 (a) Jay Street Development Corp. Certificates Facility Lease Revenue, Jay Street Project,
      Series A-2, AMBAC Insured, Daily VRDN and Put, 1.63%, 5/01/20 ..................................       100,000        100,000
 (a) Long Island Power Authority Electric System Revenue, Sub Series 2,
      Daily VRDN and Put, 1.64%, 5/01/33 .............................................................       200,000        200,000
 (a) Nassau County Interim Finance Authority Revenue, Sales Tax Secured,
      Refunding, Series B, FSA Insured, Weekly VRDN and Put, 1.60%, 11/15/22 .........................       100,000        100,000
 (a) New York City Municipal Water Finance Authority Water and Sewer System Revenue,
      Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 1.64%, 6/15/18 .....................       100,000        100,000
 (a) New York State Local Government Assistance Corp. Revenue, Weekly VRDN and Put,
      1.60%, 4/01/23 .................................................................................       100,000        100,000
                                                                                                                       ------------
                                                                                                                            600,000
                                                                                                                       ------------


                                        Quarterly Statements of Investments | 35

FRANKLIN TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          PRINCIPAL
     FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                                     AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     SHORT TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     OHIO 3.0%
     Galion Ohio City School District GO, School Improvement, FGIC Insured, 2.00%, 12/01/04 ..........   $   645,000   $    645,387
     Westlake City School District GO, School Improvement, Refunding, FGIC Insured, 2.00%,
      12/01/04 .......................................................................................       370,000        370,222
                                                                                                                       ------------
                                                                                                                          1,015,609
                                                                                                                       ------------
     PENNSYLVANIA .6%
 (a) Lehigh County General Purpose Authority Revenues, St. Lukes Hospital Project,
      Daily VRDN and Put, 1.66%, 7/01/31 .............................................................       200,000        200,000
                                                                                                                       ------------
     TENNESSEE .6%
 (a) Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund,
      Daily VRDN and Put, 1.68%, 1/01/33 .............................................................       200,000        200,000
                                                                                                                       ------------
     U.S. TERRITORIES 1.5%
 (a) Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series A, AMBAC Insured, Weekly VRDN and Put, 1.63%, 7/01/28 ...................................       500,000        500,000
                                                                                                                       ------------
     WASHINGTON .9%
     King County School District No. 408 Auburn GO, Refunding, FSA Insured, 2.00%, 12/01/04 ..........       285,000        285,160
                                                                                                                       ------------
     TOTAL SHORT TERM INVESTMENTS (COST $7,894,925) ..................................................                    7,893,819
                                                                                                                       ------------
     TOTAL INVESTMENTS (COST $34,946,914) 103.2% .....................................................                   34,887,167
     OTHER ASSETS, LESS LIABILITIES (3.2)% ...........................................................                   (1,069,973)
                                                                                                                       ------------
     NET ASSETS 100.0% ...............................................................................                 $ 33,817,194
                                                                                                                       ============

See Glossary of Terms on page 157.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


36 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                           AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 99.3%
BONDS
Alachua County Public Improvement Revenue, AMBAC Insured, 5.25%, 8/01/29 .........................   $ 2,500,000   $ 2,584,225
Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/20 ...................................     1,000,000     1,058,750
Broward County HFAR, FSA Insured,
   5.65%, 11/01/22 ...............................................................................       405,000       413,217
   5.70%, 11/01/29 ...............................................................................       225,000       229,241
Broward County School Board COP,
   MBIA Insured, 5.00%, 7/01/28 ..................................................................     2,000,000     2,037,640
   Series A, FSA Insured, 5.00%, 7/01/22 .........................................................     2,000,000     2,092,280
   Series A, FSA Insured, 5.00%, 7/01/26 .........................................................     2,850,000     2,914,809
Canaveral Port Authority Revenue, Refunding, Series B, FGIC Insured, 5.625%, 6/01/21 .............     1,000,000     1,064,980
Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida,
 FSA Insured, 5.00%, 8/15/29 .....................................................................     1,500,000     1,519,455
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, FSA Insured, 5.75%, 9/01/29 ...........     1,890,000     1,931,863
Dade County Water and Sewer System Revenue, FGIC Insured, 5.25%, 10/01/21 ........................     1,000,000     1,064,610
Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured, 5.00%, 11/15/32 .........     1,000,000     1,012,930
Destin Capital Improvement Revenue, MBIA Insured, 5.00%, 8/01/27 .................................     1,315,000     1,344,601
Escambia County HFA, SFMR, Multi County Program, Series A, MBIA Insured, 6.40%, 10/01/30 .........       355,000       371,213
Escambia County Utilities Authority Utility System Revenue,
   FGIC Insured, 5.00%, 1/01/31 ..................................................................     1,775,000     1,792,519
   Refunding, Series B, FGIC Insured, 5.00%, 1/01/22 .............................................     2,000,000     2,094,520
Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36 .................     1,600,000     1,665,744
Florida HFC Revenue,
   Housing Logans Pointe Apartments, Series F-1, FSA Insured, 5.90%, 12/01/19 ....................     1,205,000     1,270,901
   Marina Bay Apartments, Series S, FSA Insured, 5.85%, 2/01/41 ..................................     1,070,000     1,113,613
Florida Intergovernmental Finance Commission Capital Revenue, Series A, AMBAC Insured,
 5.00%, 8/01/32 ..................................................................................     3,570,000     3,610,519
Florida State Board of Education GO, Series F, MBIA Insured, 5.00%, 6/01/28 ......................     2,000,000     2,041,620
Florida State Board Regent Housing Revenue, University of Florida, FGIC Insured, 5.25%, 7/01/30 ..     2,000,000     2,076,440
Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured,
 5.00%, 8/01/25 ..................................................................................     2,000,000     2,068,020
Florida State Department Environmental Protection Preservation Revenue, Florida Forever,
 Series A, MBIA Insured, 5.00%, 7/01/21 ..........................................................     3,000,000     3,175,710
Florida State Department of General Services Division Facilities Management Revenue,
 Florida Facilities Pool, Series B, FSA Insured, 5.50%, 9/01/28 ..................................       550,000       585,679
Gulf Breeze Revenue,
   FGIC Insured, 5.80%, 12/01/20 .................................................................     1,250,000     1,416,575
   Local Government Loan Program, FGIC Insured, 6.05%, 12/01/15 ..................................     1,915,000     2,065,079
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Refunding, MBIA Insured,
 6.25%, 12/01/34 .................................................................................     1,500,000     1,536,345
Hillsborough County School Board COP, MBIA Insured, 5.375%, 7/01/26 ..............................     2,000,000     2,100,940
Indian River County Water and Sewer Revenue, FGIC Insured, 5.50%, 9/01/26 ........................     1,250,000     1,333,913
Indian Trail Water Control District Improvement Revenue, MBIA Insured,
   5.75%, 8/01/16 ................................................................................     1,090,000     1,170,954
   5.50%, 8/01/22 ................................................................................       500,000       532,100
Jacksonville Capital Improvement Revenue, Refunding, Series C, AMBAC Insured,
 5.00%, 10/01/25 .................................................................................     4,000,000     4,127,800
Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, FGIC Insured,
 5.00%, 10/01/32 .................................................................................     1,000,000     1,011,550


                                        Quarterly Statements of Investments | 37

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                           AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Jacksonville Sales Tax Revenue, Better Jacksonville, MBIA Insured, 5.00%, 10/01/30 ...............   $ 1,500,000   $ 1,521,285
Jacksonville Transportation Revenue, MBIA Insured, 5.00%, 10/01/26 ...............................     2,000,000     2,045,120
Jacksonville Water and Sewer Revenue, United Water Project, AMBAC Insured, 6.35%, 8/01/25 ........     1,000,000     1,041,060
Lake Clarke Shores Utility Systems Revenue, Refunding and Improvement, FGIC Insured,
  5.80%, 10/01/18 ................................................................................     1,415,000     1,449,979
Lee County Airport Revenue, Series B, FSA Insured, 5.75%, 10/01/33 ...............................     4,000,000     4,353,000
Lee County IDA Utilities Revenue, Bonita Springs Utilities Project, Refunding,
  MBIA Insured, 6.05%,
   11/01/15 ......................................................................................     2,000,000     2,137,500
   11/01/20 ......................................................................................     1,500,000     1,585,815
Lynn Haven Capital Improvement Revenue,
   MBIA Insured, 5.50%, 12/01/32 .................................................................     2,000,000     2,138,940
   Series A, MBIA Insured, Pre-Refunded, 5.75%, 12/01/16 .........................................     1,000,000     1,055,840
Marion County Utility System Revenue, FGIC Insured, 5.00%, 12/01/31 ..............................     1,500,000     1,518,720
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30 ...............................     3,000,000     3,030,480
Miami-Dade County Aviation Revenue, Miami International Airport,
   HUB, Series B, FGIC Insured, 5.00%, 10/01/30 ..................................................     3,500,000     3,554,110
   Series B, FGIC Insured, 5.75%, 10/01/29 .......................................................     2,500,000     2,734,200
Nassau County Public Improvement Revenue, MBIA Insured, 5.00%, 5/01/31 ...........................     5,000,000     5,051,650
Ocoee Water and Sewer System Revenue, AMBAC Insured, 5.625%, 10/01/26 ............................     4,220,000     4,533,884
Orange County Health Facilities Authority Revenue, MBIA Insured, 6.00%, 11/01/24 .................       700,000       701,785
Orange County Public Services Tax Revenue, FGIC Insured, Pre-Refunded, 6.00%, 10/01/24 ...........     1,000,000     1,052,570
Orange County School Board COP, AMBAC Insured, 5.50%, 8/01/25 ....................................     1,000,000     1,072,120
Orange County Tourist Development Tax Revenue, AMBAC Insured, 5.50%,
   10/01/22 ......................................................................................     1,000,000     1,086,690
   10/01/31 ......................................................................................     2,500,000     2,670,925
   10/01/32 ......................................................................................     2,000,000     2,133,820
Osceola County HFA, MFHR, Tierra Vista Apartment Project, Series A, FSA Insured,
  5.70%, 12/01/17 ................................................................................       480,000       490,042
Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%, 10/01/32 ....................     3,000,000     3,034,650
Palm Beach County IDR, South Florida Fair Project, AMBAC Insured, 5.50%, 6/01/31 .................     2,000,000     2,122,360
Palm Beach County Public Improvement Revenue, Convention Center Project, FGIC Insured,
  Pre-Refunded, 5.125%, 11/01/30 .................................................................     2,000,000     2,225,160
Palm Beach County School Board COP, Series A,
   AMBAC Insured, 5.125%, 8/01/24 ................................................................     5,000,000     5,253,200
   FGIC Insured, Pre-Refunded, 6.00%, 8/01/22 ....................................................     3,000,000     3,480,390
Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/32 ......................     2,000,000     2,024,840
Pembroke Pines Public Improvement Revenue,
   Series A, AMBAC Insured, 5.00%, 10/01/29 ......................................................     2,000,000     2,029,340
   Series B, AMBAC Insured, 5.00%, 10/01/34 ......................................................     2,000,000     2,027,780
Pinellas County Sewer Revenue, FSA Insured, 5.00%, 10/01/32 ......................................     3,000,000     3,038,250
Polk County Capital Improvement Revenue, Special Tax, FSA Insured, Pre-Refunded,
  5.75%, 12/01/21 ................................................................................     1,000,000     1,151,670
Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/26 ..............................     1,000,000     1,021,470
Polk County Utility System Revenue, Series A, FGIC Insured, 5.00%, 10/01/30 ......................     1,000,000     1,015,460
Saint Augustine Capital Improvement Revenue, Refunding, AMBAC Insured, 5.00%, 10/01/29 ...........     1,250,000     1,271,288
Sarasota County Utilities System Revenue, FGIC Insured, 5.75%, 10/01/27 ..........................       520,000       567,252
St. Lucie West Services District Special Assessment Revenue, Port St. Lucie,
  Water Management Benefit, Refunding, senior lien, Series A, MBIA Insured, 5.25%, 5/01/25 .......     5,000,000     5,237,100


38 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         PRINCIPAL
     FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                         AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     St. Lucie West Services District Utility Revenue, senior lien, MBIA Insured, 6.125%, 10/01/32 ...   $ 2,240,000   $  2,564,822
     Tavares Water and Sewer Revenue, AMBAC Insured, 5.50%, 10/01/30 .................................     1,000,000      1,060,690
     Volusia County Tourist Development Tax Revenue, FSA Insured, 5.00%, 12/01/34 ....................       835,000        846,807
                                                                                                                       ------------
     TOTAL LONG TERM INVESTMENTS (COST $134,564,546) .................................................                  143,362,419
                                                                                                                       ------------
     SHORT TERM INVESTMENTS .4%
     BONDS
 (a) Jacksonville Health Facilities Authority Hospital Revenue, Series C,
      Daily VRDN and Put, 1.66%, 8/15/33 .............................................................       300,000        300,000
 (a) Orange County School Board COP, Series B, AMBAC Insured,
      Daily VRDN and Put, 1.68%, 8/01/25 .............................................................       300,000        300,000
                                                                                                                       ------------
     TOTAL SHORT TERM INVESTMENTS (COST $600,000) ....................................................                      600,000
                                                                                                                       ------------
     TOTAL INVESTMENTS (COST $135,164,546) 99.7% .....................................................                  143,962,419
     OTHER ASSETS, LESS LIABILITIES .3% ..............................................................                      475,665
                                                                                                                       ------------
     NET ASSETS 100.0% ...............................................................................                 $144,438,084
                                                                                                                       ============

See Glossary of Terms on page 157.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 39

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                                   AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.9%
BONDS 92.7%
Alachua County Health Facilities Authority Revenue, Shands Teaching Hospital, Series A,
  MBIA Insured, 5.80%, 12/01/26 ..................................................................   $10,000,000   $10,775,300
Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/21 ...................................     2,000,000     2,094,920
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc. .....
  Project, 5.00%, 4/01/26 ........................................................................     5,000,000     5,104,200
Brevard County Housing Finance Authority SFMR, Multi-County Program, GNMA Secured,
  6.40%, 9/01/30 .................................................................................       345,000       357,513
Brevard County School Board COP,
   AMBAC Insured, 5.00%, 7/01/26 .................................................................    10,000,000    10,227,400
   Refunding, Series A, AMBAC Insured, 5.40%, 7/01/11 ............................................     4,415,000     4,942,460
   Series A, FGIC Insured, 5.00%, 7/01/30 ........................................................     4,500,000     4,560,300
Broward County Educational Facilities Authority Revenue, Educational Facilities,
  Nova Southeastern, Series B, 5.60%, 4/01/29 ....................................................     3,180,000     3,249,229
Broward County Health Facilities Authority Revenue, Catholic Health Services, Refunding,
  5.50%, 8/15/20 .................................................................................     9,360,000     9,768,377
Broward County HFA, MFHR,
   Bridgewater Place Apartments Project, Series A, 5.45%, 10/01/34 ...............................     3,000,000     3,030,390
   Cross Keys Apartments Project, Series A, 5.80%, 10/01/33 ......................................     1,985,000     2,014,180
   Cross Keys Apartments Project, Series A, 5.85%, 4/01/39 .......................................     5,760,000     5,847,379
   Stirling Apartments Phase II, Series A, 5.35%, 10/01/29 .......................................     1,000,000     1,004,890
   Stirling Apartments Phase II, Series A, 5.40%, 4/01/39 ........................................     2,000,000     2,004,780
Broward County HFAR, Series D,
   6.90%, 6/01/09 ................................................................................        55,000        55,046
   7.375%, 6/01/21 ...............................................................................       250,000       250,435
Broward County Professional Sports Facilities Tax Revenue, Civic Arena Project, Series A,
  MBIA Insured,
   5.75%, 9/01/21 ................................................................................     5,000,000     5,323,350
   5.625%, 9/01/28 ...............................................................................    10,000,000    10,625,500
Broward County School Board COP, Series A, FSA Insured, 5.00%, 7/01/26 ...........................    21,500,000    21,988,910
Cape Canaveral Hospital District Revenue COP, Refunding, 5.25%, 1/01/28 ..........................     3,500,000     3,527,755
Celebration CDD, Special Assessment,
   MBIA Insured, 6.00%, 5/01/10 ..................................................................     2,460,000     2,490,848
   MBIA Insured, 6.10%, 5/01/16 ..................................................................     1,800,000     1,822,662
   Series A, MBIA Insured, 5.50%, 5/01/18 ........................................................     1,470,000     1,579,559
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.25%, 8/15/23 ........    10,165,000    10,649,769
Clearwater MFR, Rental Housing, Drew Gardens Projects, Refunding, Series A, FHA Insured,
  6.50%, 10/01/25 ................................................................................     2,550,000     2,564,255
Clermont Water and Sewer Revenue, Refunding, FSA Insured, 5.375%, 12/01/30 .......................     5,000,000     5,204,100
Crossing At Fleming Island CDD, Florida Special Assessment Revenue, Refunding, Series B,
  MBIA Insured, 5.80%, 5/01/16 ...................................................................     5,980,000     6,736,709
Dade County Aviation Revenue, Miami International Airport,
   Series B, FSA Insured, 5.125%, 10/01/22 .......................................................     4,750,000     4,856,543
   Series C, FSA Insured, 5.125%, 10/01/27 .......................................................     9,550,000     9,739,377
Dade County Special Obligation, Courthouse Center Project, Pre-Refunded, 6.10%, 4/01/20 ..........     5,000,000     5,167,800
Dade County Water and Sewer System Revenue, FGIC Insured,
   5.75%, 10/01/22 ...............................................................................     5,000,000     5,239,000
   5.50%, 10/01/25 ...............................................................................    11,500,000    12,026,240
   5.25%, 10/01/26 ...............................................................................    13,000,000    13,375,440
Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured, 5.00%, 11/15/32 .........     3,250,000     3,292,023


40 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                                   AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Dovera CDD, Special Assessment Revenue, 7.875%, 5/01/12 ..........................................   $   525,000   $   529,951
Duval County HFA, MFHR, Mortgage, Eagles Point North, Series A, MBIA Insured,
   5.60%, 7/01/17 ................................................................................     1,000,000     1,040,000
   5.70%, 7/01/27 ................................................................................     2,000,000     2,050,980
Enterprise CDD, Water and Sewer Revenue, MBIA Insured, 5.50%, 5/01/26 ............................     3,000,000     3,199,140
Escambia County Health Facilities Authority Health Facility Revenue,
   Baptist Hospital and Baptist Manor, 5.125%, 10/01/19 ..........................................     8,750,000     8,751,575
   Florida Health Care Facility Loan VHA Project, AMBAC Insured, 5.95%, 7/01/20 ..................    10,000,000    10,256,100
Escambia County Health Facilities Authority Revenue, Ascension Health Credit, Series A-2,
 AMBAC Insured, Pre-Refunded, 5.75%, 11/15/29 ....................................................    25,000,000    28,356,000
Escambia County HFA, SFMR, Multi County Program, Series A, MBIA Insured, 6.40%, 10/01/30 .........     1,915,000     2,002,458
First Florida Governmental Financing Commission Revenue, AMBAC Insured, Pre-Refunded,
 5.75%, 7/01/16 ..................................................................................     3,700,000     3,941,240
Florida HFAR,
   General Mortgage, Refunding, Series A, FHA Insured, 6.40%, 6/01/24 ............................       625,000       627,075
   Homeowner Mortgage, Series 1, MBIA Insured, 5.625%, 7/01/17 ...................................     3,285,000     3,423,824
   MFH, Driftwood Terrace Project, Series I, 7.65%, 12/20/31 .....................................     3,315,000     3,316,989
   Reserve at Kanapaha, Series G, AMBAC Insured, 5.70%, 7/01/37 ..................................     5,000,000     5,122,950
   Reserve at Northshore, Series H, AMBAC Insured, 5.70%, 5/01/37 ................................     2,000,000     2,052,320
   Riverfront Apartments, Series A, AMBAC Insured, 6.25%, 4/01/37 ................................     1,300,000     1,358,097
Florida HFC Revenue,
   Brenwood Trace Apartments, Series E-1, FSA Insured, 5.80%, 12/01/38 ...........................     4,965,000     5,167,324
   Deer Meadows Apartments, Series R, FNMA Insured, 6.00%, 5/01/32 ...............................     3,505,000     3,684,526
   Homeowner Mortgage, Series 4, FSA Insured, 6.25%, 7/01/22 .....................................     2,750,000     2,836,790
   Housing Brenwood Trace Apartments, Series E-1, FSA Insured, 5.65%, 6/01/19 ....................     1,245,000     1,303,976
   Housing-Waverly Apartments, Series C-1, FSA Insured, 6.50%, 7/01/40 ...........................     3,000,000     3,206,100
Florida Intergovernmental Finance Commission Capital Revenue, Series C-1, AMBAC Insured,
 5.00%, 2/01/21 ..................................................................................     1,355,000     1,410,989
Florida Municipal Loan Council Revenue, Series B, MBIA Insured, 5.75%, 11/01/29 ..................     1,500,000     1,648,695
Florida Ports Financing Commission Revenue, State Transportation Trust Fund-Intermodal Program,
 FGIC Insured, 5.50%, 10/01/23 ...................................................................     7,000,000     7,460,250
Florida State Board of Education Capital Outlay GO, Public Education,
   Refunding, Series D, 5.75%, 6/01/22 ...........................................................    25,900,000    28,757,029
   Refunding, Series D, 6.00%, 6/01/23 ...........................................................    15,000,000    18,101,100
   Refunding, Series G, FGIC Insured, 5.00%, 6/01/31 .............................................     5,000,000     5,065,600
   Series B, Pre-Refunded, 5.875%, 6/01/24 .......................................................     5,000,000     5,145,100
   Series C, FGIC Insured, 5.75%, 6/01/29 ........................................................     5,000,000     5,496,550
   Series F, FGIC Insured, Pre-Refunded, 5.50%, 6/01/26 ..........................................    10,000,000    10,594,600
Florida State Board of Education GO, Series F, MBIA Insured, 5.00%, 6/01/28 ......................    20,000,000    20,416,200
Florida State Board of Education Lottery Revenue, Series A, FGIC Insured, 5.00%, 7/01/20 .........     7,000,000     7,430,710
Florida State Board Regent Housing Revenue,
   University of Central Florida, AMBAC Insured, 5.75%, 10/01/29 .................................     8,650,000     9,487,320
   University of Florida, FGIC Insured, 5.75%, 7/01/25 ...........................................     3,400,000     3,747,072
   University of Florida, FGIC Insured, 5.25%, 7/01/30 ...........................................     2,060,000     2,138,733
Florida State Department Environmental Protection Preservation Revenue, Florida Forever,
 Series A, MBIA Insured, 5.00%, 7/01/21 ..........................................................     4,000,000     4,234,280
Florida State Department of Corrections COP, Okeechobee Correctional Facility, AMBAC Insured,
 6.25%, 3/01/15 ..................................................................................     2,960,000     3,047,853


                                        Quarterly Statements of Investments | 41

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                                   AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Florida State Department of General Services Division Facilities Management Revenue,
  Florida Facilities Pool, Series B, FSA Insured, 5.50%, 9/01/28 .................................   $10,000,000   $10,648,700
Florida State Department of Transportation GO, Right of Way, Series A, 4.75%, 7/01/24 ............     6,000,000     6,110,760
Florida State Mid-Bay Bridge Authority Revenue,
   Exchangeable, 6.05%, 10/01/22 .................................................................     7,000,000     7,221,480
   Exchangeable, Refunding, Series D, 6.10%, 10/01/22 ............................................    13,695,000    14,209,110
   Exchangeable, Series A, 5.95%, 10/01/13 .......................................................    12,030,000    12,999,257
   Exchangeable, Series D, ETM, 6.10%, 10/01/22 ..................................................     3,545,000     4,199,974
   Series A, ETM, 6.875%, 10/01/22 ...............................................................     6,000,000     7,790,160
Florida State Municipal Power Agency Revenue, Stanton II Project, Refunding, AMBAC Insured,
  5.00%, 10/01/26 ................................................................................     5,000,000     5,126,600
Florida State Turnpike Authority Turnpike Revenue, Department of Transportation,
   Series A, FGIC Insured, Pre-Refunded, 5.50%, 7/01/21 ..........................................     5,000,000     5,150,250
   Series B, 5.00%, 7/01/30 ......................................................................     3,455,000     3,489,550
Fort Pierce Utilities Authority Revenue, AMBAC Insured, 5.00%, 10/01/27 ..........................     7,000,000     7,137,130
Gainesville Utilities Systems Revenue, Series A, 5.20%, 10/01/26 .................................     7,590,000     7,798,573
Gateway Services District Revenue, Transportation Roadway Service Charges, 8.75%, 5/01/14 ........     2,425,000     2,490,839
Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured,
  5.30%, 12/20/18 ................................................................................     1,240,000     1,295,391
Highlands County Health Facilities Authority Revenue, Adventist Health Systems,
   5.25%, 11/15/20 ...............................................................................    10,000,000    10,245,800
   Series A, 6.00%, 11/15/31 .....................................................................    16,000,000    17,052,320
Hillsborough County Assessment Revenue, Capacity Assessment Special, FSA Insured,
  5.125%, 3/01/20 ................................................................................     1,000,000     1,061,520
Hillsborough County Aviation Authority Revenue, Tampa International Airport, Series B,
  FGIC Insured, 5.875%, 10/01/23 .................................................................     5,000,000     5,384,700
Hillsborough County HFA Mortgage Revenue, SF, Series A, GNMA Secured, 5.875%, 4/01/30 ............     2,100,000     2,153,277
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Refunding, 5.50%, 10/01/23 .............    16,000,000    16,109,920
Hillsborough County IDAR,
   Colonial Penn Insurance Project, 7.35%, 8/01/13 ...............................................     5,300,000     5,402,343
   Refunding, Series B, 5.40%, 10/01/28 ..........................................................     7,000,000     7,058,100
Hillsborough County School Board COP,
   Master Lease Program, Series A, MBIA Insured, 5.375%, 7/01/21 .................................     5,000,000     5,421,600
   Master Lease Program, Series A, MBIA Insured, 5.25%, 7/01/22 ..................................     5,000,000     5,289,350
   MBIA Insured, 5.375%, 7/01/26 .................................................................     8,000,000     8,403,760
   MBIA Insured, 5.00%, 7/01/29 ..................................................................    10,000,000    10,131,900
   Series B, MBIA Insured, 5.125%, 7/01/26 .......................................................     5,000,000     5,192,100
Indian River County Hospital District Revenue, Refunding, FSA Insured, 5.70%, 10/01/15 ...........     1,000,000     1,070,850
Jacksonville Capital Improvement Revenue Certificates, Gator Bowl Project,
  AMBAC Insured, 5.875%, 10/01/25 ................................................................     5,000,000     5,195,050
Jacksonville Capital Improvement Revenue,
   Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25 ...........................................     3,460,000     3,570,547
   Series A, AMBAC Insured, 5.00%, 10/01/30 ......................................................    10,000,000    10,128,600
Jacksonville Electric Authority Revenue, Water and Sewer,
   Series A, 6.125%, 10/01/39 ....................................................................    20,330,000    20,783,766
   Series B, FGIC Insured, 5.40%, 10/01/20 .......................................................     3,000,000     3,179,730
Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement,
  FGIC Insured, 5.00%, 10/01/32 ..................................................................    17,250,000    17,449,238


42 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                                   AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/23 ...................................   $ 5,000,000   $ 5,195,900
Jacksonville Transportation Revenue, MBIA Insured,
  5.25%, 10/01/29 ................................................................................    17,955,000    18,737,838
  5.00%, 10/01/31 ................................................................................    25,000,000    25,272,000
Kissimmee Water and Sewer Revenue, Refunding, AMBAC Insured, ETM, 6.00%, 10/01/15 ................     5,000,000     5,015,800
Lakeland Hospital System Revenue, Lakeland Regional Health System,
  5.75%, 11/15/27 ................................................................................     6,925,000     7,285,654
  5.50%, 11/15/32 ................................................................................    12,070,000    12,308,865
  Series A, MBIA Insured, 5.50%, 11/15/26 ........................................................    10,000,000    10,564,900
Lee County Airport Revenue, Series A, FSA Insured, 6.00%, 10/01/32 ...............................    11,405,000    12,366,670
Lee County Hospital Board of Directors Hospital Revenue, Lee Memorial Health System,
 Series A, MBIA Insured, 5.875%, 4/01/24 .........................................................    18,000,000    19,532,880
Lee County IDA, Health Care Facilities Revenue, Shell Point Village Project,
  Refunding, Series A, 5.50%, 11/15/29 ...........................................................     4,000,000     3,878,520
  Series A, 5.50%, 11/15/21 ......................................................................     7,500,000     7,475,175
Lee County Transportation Facilities Revenue, MBIA Insured, 5.75%, 10/01/27 ......................     5,000,000     5,239,000
Lessburg Hospital Revenue, Leesburg Regional Medical Center Project, 5.50%, 7/01/32 ..............     4,150,000     4,208,805
Manatee County School Board COP, MBIA Insured, Pre-Refunded, 6.125%, 7/01/21 .....................     5,575,000     6,024,680
Marion County Utility System Revenue,
  FGIC Insured, 5.00%, 12/01/31 ..................................................................     5,000,000     5,062,400
  MBIA Insured, 5.00%, 12/01/28 ..................................................................     5,000,000     5,109,000
Melbourne Water and Sewer Revenue, FGIC Insured, 5.25%, 10/01/30 .................................     6,000,000     6,218,820
Miami Beach Special Obligation, Subordinated, FGIC Insured, ETM, 7.375%, 12/01/08 ................     1,380,000     1,413,686
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30 ...............................     7,000,000     7,071,120
Miami-Dade County Aviation Revenue, Miami International Airport,
  FGIC Insured, 5.375%, 10/01/27 .................................................................     5,000,000     5,208,600
  FGIC Insured, 5.375%, 10/01/32 .................................................................     5,000,000     5,159,050
  HUB, Series B, FGIC Insured, 5.00%, 10/01/30 ...................................................     4,440,000     4,508,642
Miami-Dade County Educational Facilities Authority Revenue, Series A, AMBAC Insured,
 5.75%, 4/01/29 ..................................................................................    10,000,000    10,983,300
Miami-Dade County HFA,
  MFHR, Cedar Grove Apartments, FSA Insured, 5.50%, 8/01/27 ......................................     2,015,000     2,057,597
  MFMR, Villa Esperanza Apartments Project, 5.25%, 10/01/19 ......................................       430,000       435,130
  MFMR, Villa Esperanza Apartments Project, 5.40%, 10/01/33 ......................................     1,500,000     1,512,555
Miami-Dade County IDAR, Airis Miami ll LLC Project, AMBAC Insured, 6.00%, 10/15/25 ...............     4,500,000     4,983,930
Miami-Dade County School Board COP, Series A, MBIA Insured, Pre-Refunded, 5.00%, 5/01/31 .........     5,000,000     5,515,750
Miami-Dade County Special Obligation Revenue, Juvenile Courthouse Project, Series A,
 AMBAC Insured, 5.00%, 4/01/35 ...................................................................     5,000,000     5,033,500
North Broward Hospital District Revenue,
  Improvement, 6.00%, 1/15/31 ....................................................................    25,530,000    26,776,630
  Refunding and Improvement, MBIA Insured, 5.375%, 1/15/24 .......................................    10,000,000    10,407,400
  Refunding and Improvement, MBIA Insured, 5.75%, 1/15/27 ........................................    19,370,000    20,627,113
North Miami Health Facilities Authority Revenue, Catholic Health Services Obligation Group, 6.00%,
  8/15/16 ........................................................................................     2,000,000     2,089,540
  8/15/24 ........................................................................................     1,750,000     1,810,690


                                        Quarterly Statements of Investments | 43

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                                   AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Orange County Health Facilities Authority Revenue,
   Adventist Health System, 6.375%, 11/15/20 .....................................................   $ 3,000,000   $ 3,323,640
   Adventist Health System, 6.25%, 11/15/24 ......................................................     5,500,000     6,063,750
   Adventist Health System, 6.50%, 11/15/30 ......................................................    10,750,000    11,743,623
   Hospital Adventist Health System, 5.625%, 11/15/32 ............................................    15,000,000    15,719,700
   Hospital Orlando Regional Healthcare, 6.00%, 12/01/29 .........................................     6,000,000     6,498,180
   MBIA Insured, 6.00%, 11/01/24 .................................................................       285,000       285,727
   Regional Healthcare System, Series E, 6.00%, 10/01/26 .........................................    12,000,000    12,687,240
Orange County HFA, Homeowner Revenue, Series C-1, GNMA Secured, 5.70%, 9/01/26 ...................     1,270,000     1,295,095
Orange County Public Services Tax Revenue, FGIC Insured, Pre-Refunded, 6.00%, 10/01/24 ...........     5,050,000     5,315,478
Orange County School Board COP, Series A, MBIA Insured, 5.00%, 8/01/27 ...........................    12,000,000    12,244,080
Orange County Tourist Development Tax Revenue,
   AMBAC Insured, 5.50%, 10/01/31 ................................................................    10,500,000    11,217,885
   AMBAC Insured, 5.50%, 10/01/32 ................................................................    20,000,000    21,338,200
   Refunding, MBIA Insured, 5.125%, 10/01/20 .....................................................    10,000,000    10,573,500
   Sub, AMBAC Insured, 5.125%, 10/01/25 ..........................................................     5,500,000     5,743,595
   Sub, AMBAC Insured, 5.125%, 10/01/30 ..........................................................    10,000,000    10,229,100
Orlando and Orange County Expressway Authority Expressway Revenue,
   junior lien, FGIC Insured, 5.00%, 7/01/28 .....................................................     8,000,000     8,133,280
   senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18 ..............................................       265,000       276,392
   Series B, AMBAC Insured, 5.00%, 7/01/35 .......................................................     7,080,000     7,158,446
Osceola County IDAR, Community Provider Pooled Loan Program,
   Series A, FSA Insured, 7.75%, 7/01/10 .........................................................     2,059,000     2,068,945
   Series C, FSA Insured, 7.60%, 7/01/10 .........................................................       585,000       587,761
Osceola County Sales Tax Revenue, FSA Insured, 5.00%, 4/01/24 ....................................    10,000,000    10,300,400
Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%, 10/01/32 ....................    10,000,000    10,115,500
Palm Beach County Financing Authority MFR, Housing Windsor Park Apartment Project,
  Series A, 5.90%, 6/01/38 .......................................................................       995,000     1,013,646
Palm Beach County HFAR, Acts Retirement-Life Communities, 5.125%, 11/15/29 .......................     3,650,000     3,513,198
Palm Beach County IDR,
   Lourdes-Noreen McKeen Residence, Geriatric Care Inc. Project, Pre-Refunded,
   6.55%, 12/01/16 ...............................................................................     1,755,000     1,934,940
   Lourdes-Noreen McKeen Residence, Geriatric Care Inc. Project, Pre-Refunded,
     6.625%, 12/01/26 ............................................................................     4,000,000     4,415,960
   South Florida Fair Project, AMBAC Insured, 5.50%, 6/01/31 .....................................     5,000,000     5,305,900
Palm Beach County Public Improvement Revenue, Convention Center Project, FGIC Insured,
  Pre-Refunded, 5.125%, 11/01/30 .................................................................    10,000,000    11,125,800
Palm Beach County School Board COP,
   Series A, AMBAC Insured, 5.125%, 8/01/24 ......................................................    15,000,000    15,759,600
   Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/22 ..........................................     5,000,000     5,800,650
   Series C, FSA Insured, 5.00%, 8/01/27 .........................................................    10,000,000    10,203,400
Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%,
   6/01/27 .......................................................................................     4,450,000     4,548,879
   6/01/32 .......................................................................................     2,795,000     2,829,714
Pensacola Airport Revenue, Series A, MBIA Insured, 5.75%, 10/01/27 ...............................     5,615,000     6,055,946
Pinellas County Health Facilities Authority Revenue, Baycare Health System,
  FSA Insured, 5.00%, 11/15/30 ...................................................................    11,500,000    11,634,205


44 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                                   AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Polk County Capital Improvement Revenue, Special Tax, FSA Insured, Pre-Refunded,
 5.75%, 12/01/21 .................................................................................   $ 2,350,000   $ 2,706,424
Polk County IDAR, Solid Waste Disposal Facility, Tampa Electric Co. Project, 5.85%, 12/01/30 .....    15,000,000    15,021,000
Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/26 ..............................     4,000,000     4,085,880
Port Everglades Authority Port Improvement Revenue, Series 1986, ETM, 7.50%, 11/01/06 ............       265,000       283,349
Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.00%,
  7/01/25 ........................................................................................     5,000,000     5,102,800
  7/01/29 ........................................................................................    10,000,000    10,067,700
  7/01/33 ........................................................................................    13,000,000    13,044,460
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
  Series A, MBIA Insured, 5.00%, 7/01/38 .........................................................    12,800,000    13,011,072
  Series B, Pre-Refunded, 6.00%, 7/01/39 .........................................................     5,000,000     5,804,550
  Series D, 5.375%, 7/01/36 ......................................................................     5,000,000     5,164,600
  Series G, 5.00%, 7/01/33 .......................................................................     5,000,000     5,013,650
Puerto Rico Electric Power Authority Revenue, Series II, 5.25%, 7/01/31 ..........................    15,000,000    15,448,200
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue,
 Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 .................................     5,900,000     6,365,274
Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
  Series D, 5.375%, 7/01/33 ......................................................................     1,210,000     1,247,510
  Series D, Pre-Refunded, 5.375%, 7/01/33 ........................................................     3,790,000     4,245,937
  Series I, 5.00%, 7/01/36 .......................................................................     5,000,000     5,018,700
Sarasota County Solid Waste System Revenue, AMBAC Insured, 5.50%, 10/01/16 .......................     5,250,000     5,633,775
Sarasota County Utilities System Revenue,
  FGIC Insured, 5.75%, 10/01/27 ..................................................................    18,000,000    19,635,660
  Refunding, Series A, FGIC Insured, 5.25%, 10/01/25 .............................................     9,000,000     9,383,670
South Broward Hospital District Revenue,
  5.60%, 5/01/27 .................................................................................     5,000,000     5,217,650
  5.625%, 5/01/32 ................................................................................    16,250,000    16,962,237
St. Lucie West Services District Utility Revenue, senior lien, MBIA Insured, 6.125%, 10/01/32 ....    10,000,000    11,450,100
Sunrise Lakes Recreation District GO, Phase 4,
  Refunding, AMBAC Insured, 5.25%, 8/01/24 .......................................................     4,320,000     4,489,214
  Series A, Pre-Refunded, 6.75%, 8/01/15 .........................................................     3,080,000     3,234,801
  Series A, Pre-Refunded, 6.75%, 8/01/24 .........................................................     6,120,000     6,431,814
Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 ......................     2,550,000     2,809,615
Tamarac Sales Tax Revenue, FGIC Insured, 5.00%, 4/01/22 ..........................................     2,490,000     2,606,383
Tampa Alleghany Health System Revenue, St. Joseph, MBIA Insured, Pre-Refunded,
 6.50%, 12/01/23 .................................................................................     1,000,000     1,020,000
Tampa Bay Water Utility System Revenue,
  FGIC Insured, Pre-Refunded, 5.75%, 10/01/29 ....................................................    15,000,000    17,239,350
  Series B, FGIC Insured, 5.00%, 10/01/31 ........................................................    10,000,000    10,108,800
Tampa Sports Authority Revenue,
  Guaranteed Package, Tampa Bay Arena Project, MBIA Insured, 6.00%, 10/01/15 .....................     1,000,000     1,189,820
  Guaranteed Package, Tampa Bay Arena Project, MBIA Insured, 6.05%, 10/01/20 .....................     1,715,000     2,081,255
  Guaranteed Package, Tampa Bay Arena Project, MBIA Insured, 6.10%, 10/01/26 .....................     2,695,000     3,252,137
  Interlock Agreement, Tampa Bay, MBIA Insured, Pre-Refunded, 6.125%, 10/01/26 ...................     6,800,000     7,029,908
  Sales Tax Payments, Stadium Project, MBIA Insured, 5.25%, 1/01/27 ..............................     5,860,000     6,027,655


                                        Quarterly Statements of Investments | 45

FRANKLIN TAX-FREE TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, 7.25%, 10/01/16 ...............   $ 1,330,000   $    1,351,785
Tampa-Hillsborough County Expressway Authority Revenue, AMBAC Insured, 5.00%, 7/01/22 ............     5,000,000        5,128,100
Viera East CDD,
   Revenue, Special Assessment, Series B, 6.75%, 5/01/14 .........................................       150,000          150,517
   Revenue, Special Assessment, Series B, ETM, 6.75%, 5/01/14 ....................................     6,550,000        7,520,710
   Special Assessment, Refunding, 7.00%, 5/01/26 .................................................     7,090,000        7,657,767
   Special Assessment, Water Management, Refunding, Series A, 6.50%, 5/01/22 .....................    11,340,000       11,655,706
   Special Assessment, Water Management, Series B, 6.50%, 5/01/05 ................................       245,000          246,257
   Special Assessment, Water Management, Series B, 6.50%, 5/01/22 ................................     4,580,000        4,707,507
   Water and Sewer Revenue, 6.75%, 5/01/09 .......................................................     1,990,000        2,063,928
Village Center CDD, Recreational Revenue, Series A, MBIA Insured, 5.20%, 11/01/25 ................    10,000,000       10,474,800
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 .............    10,000,000       10,099,900
Volusia County Educational Facility Authority Revenue, Educational Facilities,
   Embry Riddle University, Refunding, Series B, AMBAC Insured, 5.25%, 10/15/22 ..................     2,000,000        2,138,780
   Stetson University Inc. Project, AMBAC Insured, 5.25%, 6/01/29 ................................     5,000,000        5,168,200
Volusia County School Board COP, Master Lease Program, FSA Insured, 5.50%, 8/01/24 ...............     5,000,000        5,388,300
West Lake CDD, Special Assessment Revenue, MBIA Insured, 5.75%, 5/01/17 ..........................     1,885,000        2,108,825
West Orange Healthcare District Revenue, Series A, 5.65%, 2/01/22 ................................    10,850,000       11,229,750
West Palm Beach Utility System Revenue, FGIC Insured, 5.50%, 10/01/29 ............................     5,000,000        5,271,900
                                                                                                                   --------------
TOTAL BONDS                                                                                                         1,545,808,557
                                                                                                                   --------------
ZERO COUPON BONDS 6.2%
Broward County HFAR, SFMR, Refunding, Series B, FHA Insured, 4/01/29 .............................     1,390,000          260,291
Broward County Water and Sewer Utility Revenue, Refunding, Series A,
  AMBAC Insured, 10/01/08 ........................................................................     2,815,000        2,334,648
Dade County Guaranteed Entitlement Revenue, Capital Appreciation, AMBAC Insured,
  Pre-Refunded, 8/01/18 ..........................................................................    17,020,000        6,703,327
Florida HFC Revenue,
   Capital Appreciation, Homeowner Mortgage, Series 4, FSA Insured, 7/01/30 ......................     4,835,000          847,624
   Deferred Interest, Homeowner Mortgage, Series 1, MBIA Insured, 7/01/17 ........................     2,375,000        1,231,153
   Deferred Interest, Homeowner Mortgage, Series 2, MBIA Insured, 1/01/29 ........................    41,535,000       10,836,066
Florida State Mid-Bay Bridge Authority Revenue, Series A, AMBAC Insured,
   10/01/25 ......................................................................................     9,845,000        3,708,513
   10/01/26 ......................................................................................     2,500,000          892,000
Fort Pierce Utilities Authority Revenue, Capital Appreciation, Series B, AMBAC Insured,
   10/01/20 ......................................................................................     3,090,000        1,478,936
   10/01/21 ......................................................................................     2,585,000        1,167,438
   10/01/22 ......................................................................................     3,090,000        1,315,011
   10/01/23 ......................................................................................     3,060,000        1,225,438
   10/01/24 ......................................................................................     2,560,000          963,430
Hillsborough County HFA Mortgage Revenue, SF, Series A, GNMA Secured, 4/01/32 ....................     1,425,000          266,846
Lakeland Electric and Water Revenue, Capital Appreciation, ETM, 10/01/14 .........................     5,770,000        3,842,416
Melbourne Water and Sewer Revenue, Capital Appreciation,
   FGIC Insured, ETM, 10/01/26 ...................................................................     1,500,000          485,010
   Refunding, Series B, FGIC Insured, 10/01/22 ...................................................     1,785,000          759,642
   Refunding, Series B, FGIC Insured, 10/01/26 ...................................................     4,500,000        1,486,305
Miami-Dade County Special Obligation,
   Sub Series B, MBIA Insured, 10/01/36 ..........................................................     5,635,000          956,823
   Sub Series C, MBIA Insured, 10/01/28 ..........................................................     8,305,000        2,215,608
   Sub. lien, Refunding, Series A, MBIA Insured, 10/01/25 ........................................    22,365,000        7,238,432


46 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
     FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                               AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     ZERO COUPON BONDS (CONT.)
     Pinellas County HFA, SFHMR, Multi County B-1, GNMA Secured, 9/01/31 ...........................   $   885,000   $      150,344
     Port Everglades Authority Port Improvement Revenue, Capital Appreciation,
       9/01/10 .....................................................................................    24,525,000       19,912,583
       ETM, 9/01/10 ................................................................................    25,475,000       19,462,136
     Port Saint Lucie Utility Revenue, MBIA Insured, 9/01/29 .......................................    20,000,000        5,447,400
     Sarasota Special Obligated Revenue, Refunding, AMBAC Insured,
       11/01/09 ....................................................................................     1,365,000        1,159,513
       11/01/12 ....................................................................................     1,780,000        1,299,186
       11/01/15 ....................................................................................     2,180,000        1,368,953
     St Johns County Water and Sewer Revenue, Capital Appreciation, AMBAC Insured,
       6/01/23 .....................................................................................     4,255,000        1,636,048
       6/01/24 .....................................................................................     1,500,000          539,895
       6/01/25 .....................................................................................     2,130,000          719,514
       ETM, 6/01/22 ................................................................................     4,000,000        1,643,920
                                                                                                                     --------------
     TOTAL ZERO COUPON BONDS                                                                                            103,554,449
                                                                                                                     --------------
     TOTAL LONG TERM INVESTMENTS (COST $1,536,452,375) .............................................                  1,649,363,006
                                                                                                                     --------------
     SHORT TERM INVESTMENTS .4%
 (a) Brevard County Health Facilities Authority Revenue, Wuesthoff Memorial Hospital Project,
      Weekly VRDN and Put, 1.68%, 8/01/31 ..........................................................       400,000          400,000
 (a) Jacksonville Health Facilities Authority Hospital Revenue,
       Baptist Medical Center Project, Daily VRDN and Put, 1.66%, 8/15/21 ..........................     1,700,000        1,700,000
       Series C, Daily VRDN and Put, 1.66%, 8/15/33 ................................................       700,000          700,000
 (a) Orange County School Board COP, Series B,
       AMBAC Insured, Daily VRDN and Put, 1.68%, 8/01/25 ...........................................     4,500,000        4,500,000
       MBIA Insured, Daily VRDN and Put, 1.68%, 8/01/27 ............................................       300,000          300,000
                                                                                                                     --------------
     TOTAL SHORT TERM INVESTMENTS (COST $7,600,000) ................................................                      7,600,000
                                                                                                                     --------------
     TOTAL INVESTMENTS (COST $1,544,052,375) 99.3% .................................................                  1,656,963,006
     OTHER ASSETS, LESS LIABILITIES .7% ............................................................                     11,155,400
                                                                                                                     --------------
     NET ASSETS 100.0% .............................................................................                 $1,668,118,406
                                                                                                                     ==============

See Glossary of Terms on page 157.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 47

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 97.8%
BONDS
Atlanta Airport Facilities Revenue, Refunding, Series A, FGIC Insured, Pre-Refunded,
   5.50%, 1/01/26 ................................................................................   $ 5,000,000   $ 5,635,100
   5.60%, 1/01/30 ................................................................................     5,000,000     5,658,500
Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien, Series C,
  FSA Insured, 5.00%, 1/01/33 ....................................................................     5,000,000     5,045,250
Atlanta and Fulton County Recreation Authority Revenue, AMBAC Insured, 5.50%, 12/01/20 ...........     1,500,000     1,654,305
Atlanta Development Authority Revenue, Yamacraw Design Center Project, Series A,
  MBIA Insured, 5.125%, 1/01/23 ..................................................................     4,150,000     4,343,971
Atlanta GO, Series A, Pre-Refunded, 6.125%, 12/01/23 .............................................     2,000,000     2,040,000
Atlanta Urban Residential Finance Authority MFHR,
   Defoors Ferry Manor Project, 5.90%, 10/01/18 ..................................................     1,700,000     1,767,048
   Fulton Cotton Mill, GNMA Secured, 6.00%, 5/20/17 ..............................................     1,040,000     1,087,902
   Fulton Cotton Mill, GNMA Secured, 6.125%, 5/20/27 .............................................     1,560,000     1,618,672
Atlanta Water and Wastewater Revenue, Refunding, Series A, MBIA Insured, 5.00%, 11/01/33 .........     8,000,000     8,083,520
Augusta Water and Sewer Revenue, FSA Insured, 5.00%, 10/01/32 ....................................     5,000,000     5,061,050
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,
   5.25%, 12/01/22 ...............................................................................     2,500,000     2,192,950
   5.375%, 12/01/28 ..............................................................................     2,000,000     1,730,600
Brunswick and Glynn County Development Authority Revenue, Georgia Pacific Project,
  Refunding, 5.55%, 3/01/26 ......................................................................     2,000,000     1,920,320
Bulloch County Development Authority Lease Revenue, Georgia Southern University,
  XLCA Insured, 5.00%, 8/01/27 ...................................................................     5,000,000     5,107,300
Cherokee County Water and Sewage Authority Revenue, MBIA Insured, 6.90%, 8/01/18 .................        10,000        10,041
Clayton County Development Authority Revenue, Gateway Village Project,
  Series A, 6.00%, 8/01/23 .......................................................................     3,500,000     3,968,370
Clayton County Housing Authority MFHR,
   Southlake Cove Project A, GNMA Secured, 5.60%, 12/20/24 .......................................     1,990,000     2,125,479
   Vineyard Pointe, Series A, GNMA Secured, 5.50%, 10/20/32 ......................................     1,475,000     1,529,531
Clayton County MFHR, Pointe Clear Apartments Project, FSA Insured, 5.70%, 7/01/23 ................       995,000     1,021,099
Cobb County Development Authority Parking Revenue, Kennesaw State University
  Foundation Inc. Project, MBIA Insured, 5.00%, 7/15/29 ..........................................     2,000,000     2,028,880
Cobb County Kennestone Hospital Authority Revenue, Series A, MBIA Insured,
  ETM, 7.75%, 2/01/07 ............................................................................        40,000        41,940
College Park Business and IDAR, Civic Center Project, AMBAC Insured, 5.75%, 9/01/26 ..............     2,000,000     2,194,600
Columbia County GO, Courthouse/Detention Center Projects, 5.00%, 2/01/24 .........................     2,000,000     2,061,260
Columbia County Water and Sewer Revenue, FSA Insured, 5.00%, 6/01/24 .............................     1,130,000     1,170,612
De Kalb County Housing Authority MFHR, Castaway Apartments, Series A, GNMA Insured,
  5.40%, 2/20/29 .................................................................................     1,980,000     2,046,191
De Kalb County Water and Sewer Revenue, 5.125%, 10/01/31 .........................................     6,500,000     6,659,315
Fayette County PFAR, Criminal Justice Center Project, Refunding, 5.00%, 6/01/26 ..................     3,000,000     3,077,250
Forsyth County GO, Pre-Refunded, 5.75%, 2/01/19 ..................................................     1,500,000     1,719,975
Fulton County Development Authority Revenue,
   Georgia Tech Foundation Funding, Series A, 5.00%, 11/01/31 ....................................     3,000,000     3,036,930
   Georgia Tech Foundation, Sac II Project, Series A, 5.25%, 11/01/30 ............................     5,000,000     5,208,350
   Molecular Science Building Project, MBIA Insured, 5.00%, 5/01/25 ..............................     2,240,000     2,309,462
Fulton County Water and Sewer Revenue, FGIC Insured, 5.00%, 1/01/30 ..............................     2,500,000     2,540,025
Gainesville and Hall County Hospital Authority Revenue Anticipation Certificates,
  Northeast Health System Inc. Project, Refunding, 5.50%, 5/15/31 ................................     2,500,000     2,548,800


48 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                                   AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Georgia Municipal Association Inc. COP, City Court Atlanta Project,
  AMBAC Insured, 5.25%, 12/01/26 .................................................................   $ 2,000,000   $ 2,100,600
Georgia Municipal Electric Authority Power Revenue, Series W,
   6.60%, 1/01/18 ................................................................................       955,000     1,153,697
   ETM, 6.60%, 1/01/18 ...........................................................................        45,000        56,507
Georgia Municipal Gas Authority Gas Revenue, City of Toccoa Project,
  AMBAC Insured, 5.00%, 6/01/24 ..................................................................     1,000,000     1,021,310
Georgia Private Colleges and Universities Authority Student Housing Revenue,
  Mercer Housing Corp. Project, Series A, 6.00%, 6/01/24 .........................................     2,550,000     2,635,348
Georgia State HFAR,
   MF, Club Candlewood Project, FSA Insured, Pre-Refunded, 7.15%, 1/01/25 ........................     1,000,000     1,095,690
   MF, Lake Vista Apartments Project, Series A, FSA Insured, 5.95%, 1/01/27 ......................     1,000,000     1,036,840
   SF, Sub Series C-2, 5.95%, 12/01/31 ...........................................................     4,620,000     4,765,946
   SFM, Sub Series B-2, 5.85%, 12/01/28 ..........................................................     2,260,000     2,320,026
Gwinnett County Development Authority COP, Gwinnett County Public Schools Project,
  MBIA Insured, 5.00%, 1/01/24 ...................................................................     8,500,000     8,794,355
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital
  Systems Inc. Project, Series B, MBIA Insured, 5.30%, 9/01/27 ...................................     3,750,000     3,919,050
Gwinnett County Water and Sewer Authority Revenue, 5.25%, 8/01/25 ................................     2,795,000     2,962,840
Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding,
  AMBAC Insured, 6.00%, 7/01/29 ..................................................................     5,000,000     5,548,950
Hogansville Combined Public Utility System Revenue, Refunding,
  FSA Insured, 6.00%, 10/01/23 ...................................................................     3,300,000     3,863,343
Marietta Development Authority Revenue, First Mortgage, Life College Inc.,
   Refunding, Series A, FSA Insured, 5.75%, 9/01/14 ..............................................     1,800,000     1,881,306
   Refunding, Series A, FSA Insured, 5.80%, 9/01/19 ..............................................     1,100,000     1,150,094
   Refunding, Series A, FSA Insured, 5.95%, 9/01/19 ..............................................     1,000,000     1,046,640
   Series B, FSA Insured, 5.75%, 9/01/14 .........................................................       800,000       836,136
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional
 Healthcare System, MBIA Insured, 5.50%, 8/01/25 .................................................     6,000,000     6,404,460
Meriwether County PFAR, Meriwether County Schools Project, MBIA Insured, 5.85%, 10/01/26 .........     1,000,000     1,111,960
Monroe County Development Authority PCR, Oglethorpe Power Co., Scherer Project,
 Refunding, Series A, 6.80%, 1/01/12 .............................................................     1,500,000     1,795,425
Newton County Hospital Authority Revenue, Newton Health System Project 1999,
 AMBAC Insured, 6.10%, 2/01/24 ...................................................................     4,500,000     5,062,770
Private Colleges and Universities Authority Revenue,
   Emory University Project, Refunding, Series A, 5.50%, 11/01/25 ................................    10,000,000    10,786,500
   Mercer University Project, Refunding, Series A, 5.375%, 10/01/29 ..............................     2,000,000     2,011,760
Richmond County Development Authority, Solid Waste Disposal Revenue, International
 Paper Co. Project, 5.80%, 12/01/20 ..............................................................     1,500,000     1,551,120
Rockdale County Water and Sewer Authority Revenue, Refunding, Series A, MBIA Insured,
 5.375%, 7/01/29 .................................................................................     5,000,000     5,155,600
South Fulton Municipal Regional Water and Sewer Authority Water Revenue,
  MBIA Insured, 5.00%, 1/01/33 ...................................................................     3,000,000     3,033,660
Suwanee GO, MBIA Insured, 5.25%, 1/01/32 .........................................................     3,000,000     3,105,570
Upper Oconee Basin Water Authority Revenue, FGIC Insured, 5.25%, 7/01/27 .........................     1,550,000     1,591,401
Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia
 Medical Center Project, AMBAC Insured, 5.25%, 10/01/27 ..........................................     3,000,000     3,109,110


                                        Quarterly Statements of Investments | 49

FRANKLIN TAX-FREE TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                         PRINCIPAL
     FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                                 AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
       5.40%, 10/01/12 ...............................................................................   $   850,000   $    900,346
       5.50%, 10/01/22 ...............................................................................     1,200,000      1,233,888
       5.625%, 10/01/25 ..............................................................................     1,530,000      1,574,416
     Walton County Water and Sewer Authority Revenue, Refunding and Improvement,
      MBIA Insured, 6.00%, 2/01/21 ...................................................................       750,000        795,743
     Ware County Hospital Authority Revenue, Anticipation Certificates, MBIA Insured,
      5.25%, 3/01/25 .................................................................................     3,000,000      3,144,900
                                                                                                                       ------------
     TOTAL LONG TERM INVESTMENTS (COST $185,443,828) .................................................                  196,801,905
                                                                                                                       ------------
     SHORT TERM INVESTMENTS .6%
     BONDS
 (a) Atlanta Downtown Development Authority Revenue, Underground Atlanta Project,
      Refunding, Weekly VRDN and Daily Put, 1.65%, 10/01/16 ..........................................       500,000        500,000
 (a) Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and Put,
      1.68%, 11/01/41 ................................................................................       600,000        600,000
                                                                                                                       ------------
     TOTAL SHORT TERM INVESTMENTS (COST $1,100,000) ..................................................                    1,100,000
                                                                                                                       ------------
     TOTAL INVESTMENTS (COST $186,543,828) 98.4% .....................................................                  197,901,905
     OTHER ASSETS, LESS LIABILITIES 1.6% .............................................................                    3,279,841
                                                                                                                       ------------
     NET ASSETS 100.0% ...............................................................................                 $201,181,746
                                                                                                                       ============

See Glossary of Terms on page 157.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


50 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT       VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 96.6%
BONDS 88.9%
ALABAMA .3%
Camden IDB Exempt Facilities Revenue, Weyerhaeuser, Refunding,
   Series A, 6.125%, 12/01/24 ....................................................................   $ 3,000,000   $ 3,170,850
   Series B, 6.375%, 12/01/24 ....................................................................     1,750,000     1,834,734
Oneonta Eastern Health Systems Special Care Facilities Financing Authority GO, 7.75%,
 7/01/21 .........................................................................................    10,905,000    11,903,026
                                                                                                                   -----------
                                                                                                                    16,908,610
                                                                                                                   -----------
ALASKA .2%
Alaska Industrial Development and Export Authority Power Revenue,
 Upper Lynn Canal Regional Power,
   5.70%, 1/01/12 ................................................................................     2,520,000     2,461,209
   5.80%, 1/01/18 ................................................................................     1,495,000     1,378,913
   5.875%, 1/01/32 ...............................................................................     6,900,000     6,114,435
Alaska State HFC Revenue, Series A, MBIA Insured, 5.85%, 12/01/15 ................................     2,340,000     2,408,913
                                                                                                                   -----------
                                                                                                                    12,363,470
                                                                                                                   -----------
ARIZONA 7.2%
Apache County IDA,
   IDR, Tucson Electric Power Co. Project, Series C, 5.85%, 3/01/26 ..............................    16,500,000    16,501,815
   PCR, Tucson Electric Power Co. Project, Series A, 5.85%, 3/01/28 ..............................    53,150,000    53,155,847
   PCR, Tucson Electric Power Co. Project, Series B, 5.875%, 3/01/33 .............................    33,800,000    33,406,230
Arizona Health Facilities Authority Revenue,
   Bethesda Foundation Project, Series A, 6.375%, 8/15/15 ........................................       400,000       405,204
   Bethesda Foundation Project, Series A, 6.40%, 8/15/27 .........................................     4,000,000     3,952,360
   Catholic Healthcare West, Series A, 6.625%, 7/01/20 ...........................................     3,940,000     4,418,828
Casa Grande IDA Hospital Revenue, Casa Grande Regional Medical Center, Series A,
 7.25%, 12/01/32 .................................................................................    14,500,000    14,830,745
Coconino County Pollution Control Corp. Revenue,
   Pollution Control, Nevada Power Co., Series B, 5.80%, 11/01/32 ................................     9,230,000     8,920,241
   Tucson Electric Power Navajo, Refunding, Series A, 7.125%, 10/01/32 ...........................    21,125,000    22,052,176
   Tucson Electric Power Navajo, Refunding, Series B, 7.00%, 10/01/32 ............................     9,500,000     9,863,850
Gila County IDAR, Asarco Inc., Refunding, 5.55%, 1/01/27 .........................................     4,000,000     3,310,160
Health Facilities Authority Hospital System Revenue, John C. Lincoln Health Network,
 6.375%, 12/01/37 ................................................................................     2,500,000     2,592,550
Maricopa County IDA Health Facilities Revenue, Catholic Healthcare West,
   Refunding, ACA Insured, 5.00%, 7/01/16 ........................................................     6,500,000     6,635,980
   Series A, 5.50%, 7/01/26 ......................................................................     7,500,000     7,555,125
Maricopa County Pollution Control Corp. PCR,
   El Paso Electric, Series A, 6.375%, 7/01/14 ...................................................    32,000,000    32,789,440
   Public Service Co. of Colorado, Refunding, Series A, 5.75%, 11/01/22 ..........................     9,800,000     9,935,436
Pima County IDAR, Tucson Electric Power Co. Project,
   Series A, 6.10%, 9/01/25 ......................................................................     3,990,000     3,989,481
   Series B, 6.00%, 9/01/29 ......................................................................    94,690,000    94,685,266
   Series C, 6.00%, 9/01/29 ......................................................................    53,500,000    53,017,430
Red Hawk Canyon CFD No. 1 Arizona Assessment Revenue, 7.625%, 6/01/05 ............................     6,575,000     6,662,316
                                                                                                                   -----------
                                                                                                                   388,680,480
                                                                                                                   -----------


                                        Quarterly Statements of Investments | 51

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
ARKANSAS .5%
Arkansas State Development Finance Authority Industrial Facilities Revenue,
  Potlatch Corp. Projects, Series A, 7.75%, 8/01/25 ..............................................   $ 3,800,000   $ 4,130,638
Baxter County IDR, Aeroquip/Trinova Corp. Project, Refunding, 5.80%, 10/01/13 ....................     2,400,000     2,720,400
Calhoun County Solid Waste Disposal Revenue, Georgia-Pacific Corp. Project, 6.375%, 11/01/26 .....    10,000,000    10,308,900
Independence County PCR, Arkansas Power and Light Co. Project, Refunding, 6.25%, 1/01/21 .........     5,000,000     5,068,300
Warren Solid Waste Disposal Revenue, Potlach Corp. Project, 7.00%, 4/01/12 .......................     3,150,000     3,301,893
                                                                                                                   -----------
                                                                                                                    25,530,131
                                                                                                                   -----------
CALIFORNIA 11.0%
ABAG 1915 Act Special Assessment,
   Windemere Ranch AD 1, 7.45%, 9/02/30 ..........................................................    37,535,000    39,713,156
   Windemere Ranch AD 99-1, 6.375%, 9/02/32 ......................................................     9,740,000    10,034,732
Adelanto Water Authority Revenue, Water Systems Acquisition Project, sub. lien,
  Series A, Pre-Refunded, 7.50%, 9/01/28 .........................................................    21,330,000    25,576,163
Alameda County MFHR, Claremont House Project, Refunding, Series A, 8.00%, 12/01/23 ...............    11,900,000    12,481,791
Avenal PFAR, Refunding,
   7.00%, 9/02/10 ................................................................................     1,000,000     1,051,210
   7.25%, 9/02/27 ................................................................................     3,665,000     3,833,700
Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23 ..................     4,400,000     5,439,104
Calabasas Special Tax, CFD No. 01-1, Refunding, 6.25%, 9/01/31 ...................................     5,790,000     5,917,148
California County Tobacco Securitization Agency Revenue, Asset-Backed, Alameda County,
  5.875%, 6/01/35 ................................................................................     3,700,000     3,323,007
California Educational Facilities Authority Revenue, Pooled College and University Financing,
  Series B, 6.125%, 6/01/09 ......................................................................       735,000       744,173
California Health Facilities Financing Authority Revenue, Marshall Medical Center, Series A,
  California Mortgage Insured, 5.00%,
   11/01/24 ......................................................................................     2,295,000     2,325,340
   11/01/29 ......................................................................................     2,220,000     2,170,405
   11/01/33 ......................................................................................     3,130,000     3,087,463
California Infrastructure and Economic Development Bank Revenue, Department
  Social Services Administration Building, AMBAC Insured, 5.00%
   12/01/30 ......................................................................................    10,300,000    10,619,609
   12/01/35 ......................................................................................    14,110,000    14,539,508
California PCFA Solid Waste Disposal Revenue, Keller Canyon Landfill Co. Project,
  6.875%, 11/01/27 ...............................................................................     5,480,000     5,492,714
California State GO,
   5.25%, 4/01/30 ................................................................................     2,500,000     2,577,975
   5.00%, 2/01/33 ................................................................................    40,140,000    40,166,492
   Refunding, 5.25%, 4/01/32 .....................................................................     2,500,000     2,574,875
   Variable Purpose, 5.125%, 11/01/24 ............................................................    18,935,000    19,626,317
California Statewide CDA Revenue,
   Elder Care Alliance, Series A, 8.25%, 11/15/32 ................................................    13,090,000    13,621,978
   Eskaton Village Grass Valley, 8.25%, 11/15/31 .................................................     3,335,000     3,661,130
   John F. Kennedy University, 6.75%, 10/01/33 ...................................................     8,000,000     7,820,320
   Monterey Institute International, 7.75%, 7/01/31 ..............................................    13,240,000    11,660,600
   Prospect Sierra School, 6.75%, 9/01/32 ........................................................     6,545,000     6,762,032
Chula Vista CFD Special Tax,
   No. 99-1, Otay Ranch Special Assessment 1, 6.10%, 9/01/31 .....................................     4,890,000     5,004,426
   Number 07-I, Otay Ranch Village Eleven, 5.875%, 9/01/34 .......................................     3,205,000     3,250,960


52 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          PRINCIPAL
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    CALIFORNIA (CONT.)
    Corona COP, Corona Community Hospital Project,
       ETM, 9.425%, 9/01/06 ..........................................................................   $ 2,555,000   $  2,775,369
       Pre-Refunded, 9.425%, 9/01/20 .................................................................     8,820,000     11,609,237
    El Dorado County CFD Special Tax, Promontory Specific, Series No. 2001-1, 6.30%, 9/01/31 .........     3,500,000      3,601,395
    Elk Grove Special Tax, East Franklin Community No. 1-A,
       5.80%, 8/01/25 ................................................................................     3,745,000      3,792,974
       6.00%, 8/01/33 ................................................................................     5,435,000      5,529,895
    Emeryville RDA, MFHR, Emery Bay Apartments II,
       Refunding, Series A, 5.85%, 10/01/28 ..........................................................    13,805,000     12,961,653
       sub. lien, Refunding, Series B, 6.35%, 10/01/28 ...............................................     3,265,000      3,092,445
       sub. lien, Refunding, Series C, 7.875%, 10/01/28 ..............................................     1,930,000      1,918,381
    Foothill/Eastern Corridor Agency Toll Road Revenue, senior lien, Series A, Pre-Refunded,
     6.50%, 1/01/32 ..................................................................................    37,675,000     40,987,009
    Fullerton CFD No. 1, Special Tax, Amerige Heights, 6.20%, 9/01/32 ................................     3,500,000      3,581,585
    Gateway Improvement Authority Revenue, Marin City CFD, Series A, Pre-Refunded,
     7.75%, 9/01/25 ..................................................................................     4,410,000      4,673,894
    Golden State Tobacco Securitization Corp. California Settlement Revenue, Asset Backed,
     Series A-3, 7.875%, 6/01/42 .....................................................................    10,000,000     10,846,000
    Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
       5.50%, 6/01/33 ................................................................................    20,000,000     20,882,200
       5.625%, 6/01/38 ...............................................................................    21,000,000     22,047,480
       5.50%, 6/01/43 ................................................................................    20,000,000     20,769,200
       Series 2003 A-1, 6.75%, 6/01/39 ...............................................................     4,735,000      4,741,013
    Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation,
     Refunding, 7.00%, 9/02/30 .......................................................................     8,310,000      8,749,516
    Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.95%, 9/01/34 ...........................     5,000,000      4,996,000
    Los Angeles MFR, Refunding,
       Series J-1B, 7.125%, 1/01/24 ..................................................................       525,000        516,054
       Series J-1C, 7.125%, 1/01/24 ..................................................................     1,155,000      1,135,319
       Series J-2B, 8.50%, 1/01/24 ...................................................................     2,570,000      2,406,008
       Series J-2C, 8.50%, 1/01/24 ...................................................................     5,585,000      5,228,621
    Los Angeles Regional Airports Improvement Corp. Lease Revenue,
       Facilities Sub-Lease, International Airport, Refunding, 6.35%, 11/01/25 .......................    12,000,000      9,000,840
       Facilities Sub-Lease, Los Angeles International, Series A-1, 7.125%, 12/01/24 .................     2,000,000      1,821,280
       Facilities Sub-Lease, Los Angeles International, Series A-2, 7.50%, 12/01/24 ..................    10,000,000      9,708,400
       Refunding, Series C, 6.125%, 12/01/07 .........................................................     5,000,000      4,730,600
       Refunding, Series C, 7.00%, 12/01/12 ..........................................................     8,000,000      7,538,560
       Refunding, Series C, 7.50%, 12/01/24 ..........................................................    30,000,000     29,125,200
   (a) United Airlines, International Airport, Refunding, 6.875%, 11/15/12 ...........................     9,500,000      7,598,195
    Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30 ...................................     4,000,000      4,155,560
    Oakland Revenue, YMCA East Bay Project, Refunding, 7.10%, 6/01/10 ................................     1,715,000      1,776,706
    Poway USD Special Tax, CFD Number 11, Area A, 5.375%,
       9/01/28 .......................................................................................     2,965,000      2,873,915
       9/01/34 .......................................................................................     2,235,000      2,143,656
    Poway USD Special Tax GO, CFD, No. 10, Area A, 6.10%, 9/01/31 ....................................     1,995,000      2,027,558
    San Bernardino County Finance Authority Revenue, Public Improvement, AD,
     Refunding, Series A, 7.00%, 9/02/17 .............................................................     2,040,000      2,048,956


                                        Quarterly Statements of Investments | 53

FRANKLIN TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         PRINCIPAL
     FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     CALIFORNIA (CONT.)
     San Francisco Uptown Parking Corp. Parking Revenue, Union Square, MBIA Insured,
       6.00%, 7/01/31 ................................................................................   $ 8,920,000   $  9,877,294
     San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien, 5.00%, 1/01/33 .    11,930,000     10,614,360
     San Jose MFHR, Timberwood Apartments, Series B, 9.25%, 2/01/10 ..................................     1,305,000      1,306,005
     San Ramon 1915 Act Special Assessment, Fostoria Parkway Reassessment District No. 9,
       6.80%, 9/02/15 ................................................................................       615,000        636,304
     Saugus USD Special Tax, 6.00%, 9/01/33 ..........................................................     3,150,000      3,194,541
     Stockton CFD Special Tax, Spanos Park West, 6.375%, 9/01/32 .....................................     4,100,000      4,220,868
     Stockton Improvement Bond Revenue, 1915 Act, Limited Obligation, Mosher AD 02,
       6.30%, 9/02/33 ................................................................................     6,000,000      6,142,980
     Upland CFD Special Tax, 2003-2 San Antonio Improvement, Series 1-A, 6.00%, 9/01/34 ..............     6,520,000      6,550,057
     West Sacramento Special Tax, CFD No. 16, 6.00%, 9/01/33 .........................................     3,000,000      3,042,420
                                                                                                                       ------------
                                                                                                                        590,051,831
                                                                                                                       ------------
     COLORADO 2.0%
     Colorado Health Facilities Authority Revenue, Volunteers of America Care Facilities,
       Refunding and Improvement, Series A,
        5.45%, 7/01/08 ...............................................................................       890,000        881,999
        5.75%, 7/01/20 ...............................................................................     3,000,000      2,756,700
        5.875%, 7/01/28 ..............................................................................     2,990,000      2,719,166
     Denver City and County Airport Revenue,
        Series B, 5.50%, 11/15/33 ....................................................................    20,000,000     19,380,400
        Series D, 7.75%, 11/15/13 ....................................................................       500,000        604,195
 (a) Denver City and County Special Facilities Airport Revenue, United Airlines Inc.
       Project, Series A, 6.875%, 10/01/32 ...........................................................    11,760,000      8,996,400
     Denver Health and Hospital Authority Healthcare Revenue, 6.25%, 12/01/33 ........................     4,000,000      4,181,360
     Eagle County Air Terminal Corp. Revenue, Series A,
        7.00%, 5/01/21 ...............................................................................       955,000        927,763
        7.125%, 5/01/31 ..............................................................................     1,705,000      1,628,019
     Eagle County Airport Terminal Project Revenue, 7.50%, 5/01/21 ...................................     1,785,000      1,791,819
     Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding,
       6.95%, 8/01/19 ................................................................................    41,200,000     42,932,872
     Littleton MFHR, Riverpoint, Refunding, Series C, 8.00%, 12/01/29 ................................     2,870,000      3,004,058
     McKay Landing Metropolitan District No. 2 GO, Limited Tax, 7.50%, 12/01/19 ......................     3,550,000      3,836,627
     Saddle Rock South Metropolitan District No. 2 GO, Ltd. Mill Levy Obligation, 7.20%, 12/01/19 ....       675,000        723,175
     Saddle Rock South Metropolitan District No. 3 GO, Ltd. Mill Levy Obligation, 7.35%, 12/01/19 ....     3,440,000      3,690,982
     University of Colorado Hospital Authority Revenue, Series A, 5.60%, 11/15/31 ....................     9,000,000      9,170,640
     Villages Castle Rock Metropolitan District No. 4 Revenue, cash flow variable rate bond,
       Refunding, 8.50%, 6/01/31 .....................................................................     3,000,000      2,908,140
                                                                                                                       ------------
                                                                                                                        110,134,315
                                                                                                                       ------------
     CONNECTICUT 1.9%
     Connecticut State Development Authority PCR,
        Connecticut Light and Water, Refunding, Series A, 5.85%, 9/01/28 .............................    53,825,000     57,257,958
        Western Massachusetts Electric Co., Refunding, Series A, 5.85%, 9/01/28 ......................    12,500,000     13,297,250
     Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co.
       Project, 6.15%, 4/01/35 .......................................................................     3,000,000      3,132,210


54 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
CONNECTICUT (CONT.)
Connecticut State Health and Educational Facilities Authority Revenue,
   Sacred Heart University, Series C, 6.50%, 7/01/16 .............................................   $   420,000   $   441,059
   Sacred Heart University, Series C, Pre-Refunded, 6.50%, 7/01/16 ...............................     1,580,000     1,712,688
   St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 ......................................     5,650,000     4,950,643
   Windham Community Memorial Hospital, Series C, 6.00%, 7/01/11 .................................     1,400,000     1,355,662
Connecticut State HFAR, Housing Mortgage Finance Program, Series C-1, 6.30%, 11/15/17 ............    19,995,000    20,811,596
                                                                                                                   -----------
                                                                                                                   102,959,066
                                                                                                                   -----------
FLORIDA 8.0%
Beacon Tradeport CDD Special Assessment, Commercial Project, Series A, Pre-Refunded,
   6.00%, 5/01/16 ................................................................................    27,760,000    31,409,052
   6.20%, 5/01/22 ................................................................................    23,590,000    27,602,187
Brighton Lakes CDD Special Assessment, Series B,
   7.375%, 5/01/07 ...............................................................................     1,885,000     1,929,938
   7.625%, 5/01/31 ...............................................................................     3,255,000     3,434,220
Brooks of Bonita Springs CDD Capital Improvement Revenue,
   6.85%, 5/01/31 ................................................................................     1,440,000     1,519,301
   Series A, 6.20%, 5/01/19 ......................................................................     6,825,000     7,205,425
Brooks of Bonita Springs II CDD Capital Improvement Revenue, Series A, 7.00%, 5/01/31 ............    12,365,000    13,044,457
Capital Region CDD Capital Improvement Revenue, Series A-2, 6.85%, 5/01/31 .......................     2,395,000     2,555,082
Championsgate CDD Capital Improvement Revenue,
   Series A, 6.25%, 5/01/20 ......................................................................     2,720,000     2,723,890
   Series B, 5.70%, 5/01/05 ......................................................................       805,000       806,860
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%, 8/15/32 .......    10,550,000    10,958,707
Falcon Trace CDD Special Assessment, 6.00%, 5/01/20 ..............................................     3,690,000     3,760,405
Fleming Plantation CDD Special Assessment, Series B, 7.375%, 5/01/31 .............................     9,900,000    10,668,141
Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D,
 6.00%, 6/01/23 ..................................................................................     5,000,000     6,033,700
Gateway Services District Water Management Benefit Tax Revenue, Second Assessment
 Area, Phase One, 8.00%, 5/01/20 .................................................................     3,825,000     3,930,761
Groves CDD Special Assessment Revenue,
   Series A, 7.75%, 5/01/32 ......................................................................     1,790,000     1,756,151
   Series B, 7.625%, 5/01/08 .....................................................................     6,200,000     6,122,438
Halifax Hospital Medical Center Hospital Revenue, Series A, 7.25%,
   10/01/24 ......................................................................................     4,700,000     5,085,212
   10/01/29 ......................................................................................     1,400,000     1,512,574
Heritage Harbor CDD Special Assessment Revenue, Series A, 6.70%, 5/01/19 .........................     1,635,000     1,674,256
Hillsborough County IDAR, Refunding, Series B, 5.25%,
   10/01/28 ......................................................................................     1,500,000     1,493,820
   10/01/34 ......................................................................................     7,250,000     7,163,290
Indian Trace CDD Special Assessment, Isles at Weston Project, 5.50%, 5/01/33 .....................     3,000,000     2,987,010
Indian Trace CDD, GO, Water Management Special Benefit, Refunding, Sub Series B, 8.25%,
   5/01/05 .......................................................................................     1,650,000     1,669,816
   5/01/11 .......................................................................................    12,760,000    14,218,085
Indian Trail ID, GO, Water Control and Improvement, Unit Development 18,
   6.875%, 8/01/10 ...............................................................................       830,000       882,722
   7.00%, 8/01/20 ................................................................................     2,445,000     2,573,240
   7.25%, 8/01/31 ................................................................................     5,725,000     6,035,925


                                        Quarterly Statements of Investments | 55

FRANKLIN TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         PRINCIPAL
     FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     FLORIDA (CONT.)
     Indigo CDD Capital Improvement Revenue,
        Refunding, Series A, 7.00%, 5/01/31 ..........................................................   $   950,000   $    974,434
        Series C, 7.00%, 5/01/30 .....................................................................     4,975,000      5,102,957
     Islands at Doral CDD Special Assessment, 6.125%, 5/01/24 ........................................     2,000,000      2,070,700
     Lake Ashton CDD Revenue, Series A, 7.40%, 5/01/32 ...............................................     1,740,000      1,852,178
     Lakeland Retirement Community Revenue, first mortgage, Carpenters Home, Refunding,
       Series A, 6.75%, 1/01/19 ......................................................................    15,345,000     15,434,768
     Lakeside Plantation CDD Capital Improvement Revenue, 7.00%, 5/01/07 .............................     2,015,570      2,024,056
     Lakewood Ranch CDD No. 2 Benefit Special Assessment, Series A, 8.125%, 5/01/17 ..................     2,825,000      2,932,435
     Lakewood Ranch CDD No. 3 Special Assessment Revenue, 7.625%, 5/01/18 ............................       480,000        499,613
     Largo First Mortgage Revenue, The Barrington Project, Series A, 7.50%, 9/01/33 ..................    10,845,000     11,091,941
     Mediterra North CDD Capital Improvement Revenue, Series A, 6.80%, 5/01/31 .......................     8,560,000      9,074,456
     Mediterra South CDD Capital Improvement Revenue,
        6.85%, 5/01/31 ...............................................................................     2,675,000      2,838,763
        Series B, 6.95%, 5/01/31 .....................................................................     7,530,000      7,920,280
 (a) Miami-Dade County IDAR, Special Facilities, United Airlines Inc. Project, 6.05%, 3/01/35 ........     5,000,000        350,000
     Midtown Miami Community Development Special Assessment Revenue,
        Series A, 6.25%, 5/01/37 .....................................................................     7,500,000      7,741,650
        Series B, 6.50%, 5/01/37 .....................................................................     4,000,000      4,141,960
     Mount Dora Country Club CDD Special Assessment Revenue, 7.75%, 5/01/13 ..........................       615,000        625,996
     North Springs ID Special Assessment Revenue, Parkland Isles Project, Series A, 7.00%, 5/01/19 ...       950,000        985,710
     North Springs ID Special Assessment, Water Management, Series B, 8.30%, 5/01/24 .................     1,555,000      1,582,897
     Northern Palm Beach County ID Revenue, Water Control and Improvement,
       Unit Development No. 43, 6.10%, 8/01/21 .......................................................     2,775,000      2,879,451
     Northwood CDD Special Assessment Revenue, Series B, 7.60%, 5/01/17 ..............................     1,290,000      1,296,837
     Oakstead CDD Revenue, Capital Improvement, Series A, 7.20%, 5/01/32 .............................     3,365,000      3,595,906
     Orange County Health Facilities Authority Revenue,
        Hospital Adventist Health System, 5.625%, 11/15/32 ...........................................    10,000,000     10,479,800
        Hospital Orlando Regional Healthcare, 5.75%, 12/01/32 ........................................    15,000,000     15,824,850
     Parklands West CDD Revenue, Special Assessment, Series A, 6.90%, 5/01/32 ........................     2,935,000      3,098,127
     Parkway Center CDD Special Assessment, Series A, 8.25%, 5/01/31 .................................     1,401,443      1,387,891
     Pelican Marsh CDD Special Assessment Revenue,
        Series A, 7.10%, 5/01/20 .....................................................................     3,680,000      3,935,870
        Series A, 7.20%, 5/01/31 .....................................................................     6,470,000      6,924,582
        Series B, 6.90%, 5/01/11 .....................................................................     4,740,000      5,081,470
        Series C, 7.00%, 5/01/19 .....................................................................    11,345,000     11,854,504
        Series D, 6.95%, 5/01/19 .....................................................................     4,085,000      4,259,266
     Piney-Z CDD Capital Improvement Revenue, Series A, 7.25%, 5/01/19 ...............................       740,000        773,256
     Poinciana CDD Special Assessment, Series A, 7.125%, 5/01/31 .....................................    10,495,000     11,060,051
     Reserve CDD Capital Improvement Revenue, Stormwater Management, 8.25%, 5/01/14 ..................     2,165,000      2,210,162
     Reserve CDD No. 2 Capital Improvement Revenue, 7.125%, 5/01/30 ..................................     4,470,000      4,660,556
     Reserve CDD Utility Revenue, Stormwater Management, Refunding, Series A, 6.625%, 12/01/22 .......     4,100,000      4,260,802
     River Place St. Lucie CDD Special Assessment Revenue,
        Series A, 7.625%, 5/01/21 ....................................................................     1,210,000      1,274,227
        Series A, 7.625%, 5/01/30 ....................................................................     1,590,000      1,676,480
        Series B, 7.25%, 5/01/10 .....................................................................       980,000      1,023,875


56 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
FLORIDA (CONT.)
Riverwood Community Development Revenue, Special AD, Series A, 7.75%, 5/01/14 ....................   $   785,000  $    843,608
Sampson Creek CDD Capital Improvement Revenue, Series A, 6.95%, 5/01/31 ..........................     2,900,000     3,000,253
South-Dade Venture CDD Special Assessment Revenue, 6.00%, 5/01/24 ................................     2,895,000     2,937,354
St. Lucie West Services District Capital Improvement Revenue, Cascades Project,
 6.10%, 5/01/18 ..................................................................................     2,200,000     2,249,588
St. Lucie West Services District Special Assessment Revenue, Port St. Lucie,
 Water Management Benefit, Refunding, Series B,
   6.00%, 5/01/09 ................................................................................       820,000       833,637
   6.25%, 5/01/25 ................................................................................     5,080,000     5,249,977
Stonegate CDD Special Assessment Revenue, 6.00%, 5/01/24 .........................................     2,295,000     2,324,996
Stoneybrook West CDD Special Assessment Revenue, Series A, 7.00%, 5/01/32 ........................     3,075,000     3,243,110
Tara CDD No. 1 Capital Improvement Revenue, Series A, 7.15%, 5/01/31 .............................     1,375,000     1,456,592
Venetian CDD Capital Improvement Revenue, Series A, 6.75%, 5/01/34 ...............................     8,635,000     9,139,457
Verandah West CDD Revenue, Series A, 6.625%, 5/01/33 .............................................     8,900,000     9,191,653
Village CDD No. 4 Special Assessment Revenue, 7.20%, 5/01/31 .....................................     7,975,000     8,553,666
Village Center CDD Recreational Revenue,
   Sub Series B, 6.30%, 1/01/07 ..................................................................     1,110,000     1,143,833
   Sub Series B, 6.25%, 1/01/13 ..................................................................     7,540,000     7,939,620
   Sub Series B, 8.25%, 1/01/17 ..................................................................     2,180,000     2,344,372
   Sub Series C, 7.375%, 1/01/19 .................................................................     2,440,000     2,609,775
Vista Lake CDD Capital Improvement Revenue, Series A, 7.20%, 5/01/32 .............................     2,760,000     2,927,008
Waterchase CDD Capital Improvement Revenue, Series A, 6.70%, 5/01/32 .............................     2,930,000     3,086,843
Waterlefe CDD Capital Improvement Revenue, Series A, 6.95%, 5/01/31 ..............................     1,205,000     1,283,927
Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21 ...................................     1,490,000     1,581,158
                                                                                                                  ------------
                                                                                                                   427,499,849
                                                                                                                  ------------
GEORGIA 1.9%
Atlanta Airport Passenger Facility Charge Revenue,
   General, sub. lien, Series C, FSA Insured, 5.00%, 1/01/33 .....................................    21,000,000    21,190,050
   General, sub. lien, Series J, FSA Insured, 5.00%, 1/01/29 .....................................    16,445,000    16,613,068
Atlanta Water and Wastewater Revenue, FSA Insured, 5.00%, 11/01/34 ...............................    12,500,000    12,655,500
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,
 5.375%, 12/01/28 ................................................................................     1,470,000     1,271,991
Floyd County Development Authority Environmental Improvement Revenue,
 Dates-Temple-Inland, 5.70%, 12/01/15 ............................................................     1,575,000     1,670,476
Forsyth County Hospital Authority Revenue, Anticipation Certificate, Georgia Baptist
 Health Care System Project, ETM,
   6.25%, 10/01/18 ...............................................................................     6,000,000     7,087,260
   6.375%, 10/01/28 ..............................................................................     8,000,000     9,881,360
Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, MBIA Insured,
 5.00%, 7/01/34 ..................................................................................    26,145,000    26,349,977
McDuffie County Development Authority Waste Disposal Revenue, Temple-Inland Forest
 Products, 6.95%, 12/01/23 .......................................................................     5,120,000     5,504,768
                                                                                                                  ------------
                                                                                                                   102,224,450
                                                                                                                  ------------
HAWAII .1%
Hawaii State Department of Transportation Special Facilities Revenue,
 Continental Airlines Inc. Project, Refunding, 7.00%, 6/01/20 ....................................     4,240,000     3,607,392
                                                                                                                  ------------


                                        Quarterly Statements of Investments | 57

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
IDAHO .4%
Nez Perce County PCR,
   Potlatch 84, 7.00%, 12/01/14 ..................................................................   $ 2,500,000   $  2,685,875
   Potlatch Corp. Project, Refunding, 6.00%, 10/01/24 ............................................    17,500,000     17,587,150
                                                                                                                   ------------
                                                                                                                     20,273,025
                                                                                                                   ------------
ILLINOIS 2.7%
Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%, 3/01/33 .......     3,350,000      3,336,834
Antioch Village Special Service Area No. 2 Special Tax, Clublands Project, 6.625%, 3/01/33 .......     5,650,000      5,627,795
Bolingbrook Special Service Area No. 1 Special Tax, Augusta Village Project, 6.75%, 3/01/32 ......     5,500,000      5,667,640
Bolingbrook Special Service Area No. 2 Special Tax, Bloomfield West Project, Series A,
   6.625%, 3/01/31 ...............................................................................     4,520,000      4,653,747
   7.00%, 3/01/31 ................................................................................     4,988,000      5,255,058
Bolingbrook Special Service Area No. 3 Special Tax, Lakewood Ridge Project, 7.05%, 3/01/31 .......     5,893,000      6,305,510
Bryant PCR, Central Illinois Light Co. Project, Refunding, MBIA Insured, 5.90%, 8/01/23 ..........    11,000,000     11,149,930
Cary Special Tax,
   Special Service Area No. 1 Cambridge, Series A, 7.625%, 3/01/30 ...............................     3,768,000      4,056,817
   Special Service Area No. 2 Foxford Hill, 7.50%, 3/01/30 .......................................     5,400,000      5,681,826
Chicago O'Hare International Airport Special Facilities Revenue, American Airlines Inc. Project,
  8.20%, 12/01/24 ................................................................................     7,830,000      5,965,442
Gilberts Special Service Area No. 9 Special Tax, Big Timber Project, 7.75%, 3/01/27 ..............     6,000,000      6,609,060
Illinois Health Facilities Authority Revenue,
   Rush Presbyterian Hospital, Refunding, Series A, MBIA Insured, 6.25%, 11/15/20 ................     9,000,000      9,755,550
   Sarah Bush Lincoln Health Center, Refunding, Series B, 6.00%, 2/15/11 .........................     3,370,000      3,558,214
   St. Elizabeth's Hospital, 6.25%, 7/01/16 ......................................................     1,215,000      1,277,840
   St. Elizabeth's Hospital, 6.375%, 7/01/26 .....................................................     6,695,000      6,897,859
   Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28 ................................     8,595,000      8,095,201
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue,
  McCormick Place Convention Center,
   ETM, 7.00%, 7/01/26 ...........................................................................     7,500,000      9,825,900
   Pre-Refunded, 6.25%, 7/01/17 ..................................................................    11,000,000     11,908,380
Minooka Special Assessment, Improvement Prairie Ridge Project, 6.875%, 3/01/33 ...................     3,000,000      2,981,070
Montgomery Special Assessment, Improvement, Lakewood Creek Project, 7.75%, 3/01/30 ...............     4,893,000      5,307,144
Plano Special Service Area No. 2 Special Tax, Lakewood Springs Project, Series B,
  6.375%, 3/01/34 ................................................................................     8,000,000      8,014,880
Southwestern Development Authority Revenue, Anderson Hospital, 5.625%, 8/15/29 ...................     2,425,000      2,375,651
Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project, 6.625%, 3/01/33 ..........     5,280,000      5,319,758
Yorkville United City Special Service Area Special Tax, No. 2003, Windett Ridge Project,
  Series 101, 6.875%, 3/01/33 ....................................................................     3,900,000      4,038,606
                                                                                                                   ------------
                                                                                                                    143,665,712
                                                                                                                   ------------
INDIANA 1.5%
Goshen Industrial Revenue, Greencroft Hospital Association Inc., Refunding, 5.75%,
   8/15/19 .......................................................................................     3,000,000      2,944,320
   8/15/28 .......................................................................................     5,000,000      4,818,000
Indiana Health Facility Financing Authority Hospital Revenue,
   6.25%, 3/01/25 ................................................................................     3,200,000      3,285,440
   6.00%, 3/01/34 ................................................................................    12,000,000     12,027,840
   Community Foundation Northwest Indiana, Series A, 6.375%, 8/01/31 .............................    48,500,000     49,778,460
   Jackson County Scheck Memorial Hospital, Refunding, 5.125%, 2/15/17 ...........................     1,500,000      1,545,045


58 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         PRINCIPAL
     FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                              AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     INDIANA (CONT.)
     Indiana State Development Finance Authority Environmental Revenue, USX Corp. Project,
      Refunding, 5.60%, 12/01/32 .....................................................................   $ 8,200,000   $  8,357,030
                                                                                                                       ------------
                                                                                                                         82,756,135
                                                                                                                       ------------
     KANSAS .2%
     Wyandotte County City Unified Government Utility System Revenue, Improvement,
      Series B, FSA Insured, 5.00%, 9/01/32 ..........................................................    10,000,000     10,099,200
                                                                                                                       ------------
     KENTUCKY 1.5%
     Kenton County Airport Board Airport Revenue, Special Facilities,
        Delta Airlines Inc. Project, Series A, 7.50%, 2/01/20 ........................................    25,910,000     20,902,633
        Delta Airlines Inc. Project, Series A, 7.125%, 2/01/21 .......................................    22,195,000     17,128,104
        Delta Airlines Inc. Project, Series B, 7.25%, 2/01/22 ........................................     4,275,000      3,391,999
        Delta Airlines Project, Series A, 6.125%, 2/01/22 ............................................    12,940,000      9,275,780
     Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
      Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22 ...................     6,835,000      6,414,579
     Maysville Solid Waste Disposal Facilities Revenue, Inland Container Corp. Project,
      Refunding, 6.90%, 9/01/22 ......................................................................    16,000,000     17,139,520
     Powderly IDR, First Mortgage Revenue, Kroger Co., Refunding, 7.375%, 9/01/06 ....................       255,000        257,277
     Russell Health System Revenue, Pre-Refunded, 8.10%, 7/01/15 .....................................     6,550,000      7,214,080
                                                                                                                       ------------
                                                                                                                         81,723,972
                                                                                                                       ------------
     LOUISIANA 1.3%
     Beauregard Parish Revenue, Boise Cascade Corporate Project, Refunding, 6.80%, 2/01/27 ...........    13,990,000     14,591,430
 (b) Louisiana Public Facilities Authority Revenue, FHA Insured Mortgage, Baton Rouge General,
      MBIA Insured, 5.25%, 7/01/33 ...................................................................    20,000,000     20,483,000
     Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13 ..........     4,850,000      4,864,598
     West Feliciana Parish PCR,
        Entergy Gulf States Project, Refunding, Series B, 6.60%, 9/01/28 .............................    20,750,000     21,179,525
        Series A, 7.50%, 5/01/15 .....................................................................     8,740,000      8,882,637
                                                                                                                       ------------
                                                                                                                         70,001,190
                                                                                                                       ------------
     MAINE .6%
     Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 ............................     4,800,000      4,851,024
     Skowhegan PCR, S.D. Warren Co.,
        Series A, 6.65%, 10/15/15 ....................................................................    24,570,000     24,808,575
        Series B, 6.65%, 10/15/15 ....................................................................     4,940,000      4,987,967
                                                                                                                       ------------
                                                                                                                         34,647,566
                                                                                                                       ------------
     MARYLAND .7%
     Gaithersberg Hospital Facilities Revenue, Shady Grove Adventist Hospital,
      Refunding and Improvement, Series B, 8.50%, 9/01/07 ............................................     3,890,000      4,221,117
     Maryland State CDA Department of Housing and Community Development Revenue,
      Series A, 5.875%, 7/01/16 ......................................................................     2,500,000      2,602,700
     Maryland State EDC Revenue, Chesapeake Bay,
        senior lien, Series B, 7.50%, 12/01/14 .......................................................     1,915,000      2,016,150
        senior lien, Series B, 7.625%, 12/01/22 ......................................................     6,740,000      7,072,754
        Series B, 7.75%, 12/01/31 ....................................................................    16,160,000     17,007,430
     Takoma Park Hospital Facilities Revenue, Washington Adventist Hospital Project, Series B,
      8.50%, 9/01/07 .................................................................................     5,475,000      5,989,431
                                                                                                                       ------------
                                                                                                                         38,909,582
                                                                                                                       ------------


                                        Quarterly Statements of Investments | 59

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         PRINCIPAL
    FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                               AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    MASSACHUSETTS .4%
    Massachusetts Bay Transportation Authority Revenue, General Transportation System,
     Series A, 7.00%, 3/01/21 ........................................................................   $ 2,000,000   $  2,502,660
    Massachusetts State Development Finance Agency Resource Recovery Revenue,
     Waste Management Inc. Project, Series B, 6.90%, 12/01/29 ........................................     3,000,000      3,396,150
    Massachusetts State Development Finance Agency Revenue,
      Berkshire Retirement Project, first mortgage, 5.60%, 7/01/19 ...................................     1,030,000      1,029,948
      Berkshire Retirement Project, first mortgage, 5.625%, 7/01/29 ..................................     1,620,000      1,583,032
      Loomis Community Project, first mortgage, Refunding, Series A, 5.75%, 7/01/23 ..................     3,500,000      3,287,130
      Loomis Community Project, first mortgage, Series A, 5.625%, 7/01/15 ............................     1,850,000      1,834,645
    Massachusetts State Health and Educational Facilities Authority Revenue, Saint Memorial
     Medical Center, Refunding, Series A,
      5.75%, 10/01/06 ................................................................................     1,730,000      1,735,519
      6.00%, 10/01/23 ................................................................................     6,235,000      6,009,854
(a) Massachusetts State Industrial Finance Agency Solid Waste Disposal Revenue, Massachusetts
    Paper Co. Project, senior lien, 8.50%, 11/01/12 ..................................................    39,820,661        238,924
                                                                                                                       ------------
                                                                                                                         21,617,862
                                                                                                                       ------------
    MICHIGAN 3.7%
    Delta County EDC Environmental Improvement Revenue, Mead Escanaba Paper,
      Refunding, Series A, 6.25%, 4/15/27 ............................................................    10,500,000     11,120,760
    Detroit GO,
       Refunding, Series B, 6.375%, 4/01/07 ..........................................................     7,535,000      7,719,683
       Refunding, Series B, 6.25%, 4/01/08 ...........................................................     3,000,000      3,072,330
       Series A, Pre-Refunded, 6.80%, 4/01/15 ........................................................     5,160,000      5,294,470
    Garden City Hospital Financing Authority Hospital Revenue, Refunding,
       5.625%, 9/01/10 ...............................................................................     1,895,000      1,870,630
       5.75%, 9/01/17 ................................................................................     1,000,000        932,280
    Gaylord Hospital Finance Authority Ltd. Obligation Revenue, Otsego Memorial
      Hospital, Refunding, 6.50%,
       1/01/31 .......................................................................................     1,000,000        970,640
       1/01/37 .......................................................................................     1,000,000        967,300
    Kent Hospital Finance Authority Health Care Revenue, Butterworth Health System,
      Series A, MBIA Insured, Pre-Refunded, 6.125%, 1/15/21 ..........................................    11,770,000     12,513,040
    Michigan State Building Authority Revenue, Facilities Program, Refunding, Series II,
      MBIA Insured, 5.00%, 10/15/29 ..................................................................    10,950,000     11,106,037
    Michigan State Hospital Finance Authority Revenue,
       Ascension Health Credit, Series A, MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 ...............    18,000,000     20,769,480
       Detroit Medical Center Obligation Group, Refunding, Series A, 6.25%, 8/15/13 ..................     7,500,000      7,424,925
       Detroit Medical Center Obligation Group, Refunding, Series A, 6.50%, 8/15/18 ..................    30,205,000     29,664,935
       Detroit Medical Center Obligation Group, Refunding, Series B, 5.50%, 8/15/23 ..................       500,000        426,095
       Detroit Medical Center Obligation Group, Series A, 5.25%, 8/15/23 .............................       500,000        405,445
       Memorial Healthcare Center, Refunding, 5.75%, 11/15/15 ........................................     1,000,000      1,038,550
       Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.75%, 8/15/16 ...........................     7,310,000      7,698,600
       Sinai Hospital, Refunding, 6.625%, 1/01/16 ....................................................     2,990,000      2,983,990
       Sinai Hospital, Refunding, 6.70%, 1/01/26 .....................................................     7,250,000      6,980,735
    Michigan State Strategic Fund Limited Obligation Revenue,
       Detroit Edison Co. Pollution Control Project, Refunding, Series C, 5.45%, 9/01/29 .............    11,000,000     11,298,540
       Detroit Edison Co. Pollution Project, Refunding, Series BB, MBIA Insured, 6.20%, 8/15/25 ......     7,825,000      8,192,227


60 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
MICHIGAN (CONT.)
Midland County EDR, Refunding,
   Series A, 6.875%, 7/23/09 .....................................................................   $35,000,000   $ 36,398,250
   Series B, 6.75%, 7/23/09 ......................................................................     4,000,000      4,162,680
Tawas City Hospital Finance Authority Revenue, Tawas St. Joseph's Hospital Project,
 Refunding, Series A, ETM, 5.60%, 2/15/13 ........................................................     1,750,000      1,899,083
Wayne Charter County Special Airport Facilities Revenue, Airport Revenues,
 Refunding, 6.75%, 12/01/15 ......................................................................     4,995,000      4,141,504
                                                                                                                   ------------
                                                                                                                    199,052,209
                                                                                                                   ------------
MINNESOTA 1.2%
Hubbard County Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.25%, 8/01/14 ..............     9,000,000      9,712,080
Maplewood Health Care Facility Revenue, Health East Project, 5.95%, 11/15/06 .....................     1,510,000      1,527,078
Minneapolis and St. Paul Metropolitan Airports Commission Special Facilities Revenue,
   Northwest Airlines Project, Series A, 7.00%, 4/01/25 ..........................................     6,000,000      5,155,680
   Northwest Airlines, Series B, 6.50%, 4/01/25 ..................................................     3,750,000      3,763,950
Minneapolis CDA Supported Development Revenue, Limited Tax, Series 3-A, 8.375%, 12/01/19 .........       600,000        600,000
Minneapolis Health Care Facility Revenue, Fairview Health Services, Series A, 5.625%, 5/15/32 ....    18,380,000     19,155,636
Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
 Series A, 6.375%, 11/15/29 ......................................................................     6,500,000      7,027,735
Minnesota State HFAR, Rental Housing, Refunding, Series D, MBIA Insured, 5.95%, 2/01/18 ..........     2,250,000      2,298,622
Roseville MFHR, Rosepointe I Project, Refunding, Series C, 8.00%, 12/01/29 .......................     3,260,000      3,421,761
St. Paul Housing and RDA Tax Increment Revenue, Energy Park Project, Series A,
 8.625%, 9/01/07 .................................................................................       560,000        562,929
St. Paul Port Authority Lease Revenue, Mears Park Center Project, 6.50%,
   6/01/16 .......................................................................................     4,275,000      3,995,586
   6/01/26 .......................................................................................    10,660,000      9,941,303
                                                                                                                   ------------
                                                                                                                     67,162,360
                                                                                                                   ------------
MISSISSIPPI .6%
Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26 ...................    33,295,000     33,306,986
                                                                                                                   ------------
MISSOURI .7%
Lake of the Ozarks Community Board Corp. Bridge System Revenue,
   Pre-Refunded, 6.25%, 12/01/16 .................................................................     1,000,000      1,097,750
   Pre-Refunded, 6.40%, 12/01/25 .................................................................     3,000,000      3,301,980
   Refunding, 5.25%, 12/01/20 ....................................................................     8,350,000      7,834,053
St. Louis County IDA Industrial Revenue, Kiel Center, Refunding,
   7.625%, 12/01/09 ..............................................................................     8,000,000      8,119,280
   7.75%, 12/01/13 ...............................................................................     5,175,000      5,242,586
   7.875%, 12/01/24 ..............................................................................     6,000,000      6,067,620
West Plains IDA Hospital Revenue,
   Ozarks Medical Center, 6.30%, 11/15/11 ........................................................       865,000        911,632
   Ozarks Medical Center, 6.75%, 11/15/24 ........................................................     1,870,000      1,908,354
   Ozarks Medical Center Project, Refunding, 5.50%, 11/15/12 .....................................       500,000        502,990
                                                                                                                   ------------
                                                                                                                     34,986,245
                                                                                                                   ------------
NEBRASKA
Scotts Bluff County Hospital Authority No. 1, Hospital Revenue,
 Regional West Medical Center, 6.375%, 12/15/08 ..................................................     1,145,000      1,147,279
                                                                                                                   ------------


                                        Quarterly Statements of Investments | 61

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEVADA 3.6%
Clark County ID Special Assessment,
  Local Improvement, Special District No. 132, 6.875%, 2/01/21 ...................................   $ 3,945,000   $  4,066,348
  Special ID No. 142, Local Improvement, 6.375%, 8/01/23 .........................................     4,200,000      4,247,754
Clark County IDR,
  Nevada Power Co. Project, Refunding, Series B, 5.90%, 10/01/30 .................................     5,125,000      5,024,704
  Southwest Gas Corp., Series A, 6.50%, 12/01/33 .................................................    13,775,000     13,912,750
Director of State Department of Business and Industry Revenue, Las Vegas Monorail Project,
 Second Tier,
  7.25%, 1/01/23 .................................................................................     8,000,000      8,208,000
  7.375%, 1/01/30 ................................................................................     9,000,000      9,195,210
  7.375%, 1/01/40 ................................................................................    49,750,000     50,582,318
Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%, 7/01/24 ......     7,000,000      7,243,250
Henderson Local ID No. 2 Special Assessment, 9.50%, 8/01/11 ......................................     1,325,000      1,337,031
Henderson Local ID No. T-4C Special Assessment, Green Valley, Refunding, Series A,
 5.90%, 11/01/18 .................................................................................     3,095,000      3,193,761
Henderson Local ID No. T-12 Special Assessment, Series A, 7.375%, 8/01/18 ........................    42,065,000     45,084,846
Las Vegas IDR, Special Local ID No. 808, Summerlin, 6.75%, 6/01/21 ...............................     8,390,000      8,666,451
Las Vegas Local Improvement Bond Special Assessment, Special ID No. 404, FSA Insured,
 5.85%, 11/01/09 .................................................................................     2,890,000      2,932,830
Las Vegas Local Improvement Bonds Special Assessment, Special Improvement,
 District No. 607, 6.25%, 6/01/24 ................................................................     5,000,000      5,118,700
Las Vegas Special Assessment, ID No. 505, Elkhorn Springs, 8.00%, 9/15/13 ........................     4,485,000      4,575,597
Nevada Housing Division Revenue, SF Program,
  Sub Series B-1, 7.90%, 10/01/05 ................................................................        75,000         75,320
  Sub Series C-1, 7.55%, 10/01/05 ................................................................        95,000         95,150
Washoe County Revenue, Reno-Sparks Convention Center Project, FSA Insured, Pre-Refunded,
 6.40%, 7/01/29 ..................................................................................    15,415,000     17,889,724
                                                                                                                   ------------
                                                                                                                    191,449,744
                                                                                                                   ------------
NEW HAMPSHIRE .4%
New Hampshire Higher Education and Health Facilities Authority Revenue,
  Hillcrest Terrace, 7.50%, 7/01/24 ..............................................................    16,850,000     16,411,058
  Littleton Hospital Association, Series B, 5.90%, 5/01/28 .......................................     2,000,000      1,872,480
  New Hampshire Catholic Charities, Refunding, Series A, 5.75%, 8/01/11 ..........................     1,300,000      1,334,853
                                                                                                                   ------------
                                                                                                                     19,618,391
                                                                                                                   ------------
NEW JERSEY 4.6%
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
  Series 1, 6.00%, 1/01/19 .......................................................................     2,180,000      2,171,672
  Series 1, 6.00%, 1/01/29 .......................................................................     5,000,000      4,943,250
  Series 2, 6.125%, 1/01/19 ......................................................................     2,125,000      2,132,671
  Series 2, 6.125%, 1/01/29 ......................................................................     5,105,000      5,112,402
New Jersey EDA Lease Revenue, International Center for Public Health Project,
 University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 .............................     9,965,000     11,126,620


62 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW JERSEY (CONT.)
New Jersey EDA Revenue,
   Cigarette Tax, 5.50%, 6/15/24 .................................................................   $23,000,000   $ 23,297,850
   Cigarette Tax, 5.50%, 6/15/31 .................................................................     6,500,000      6,462,105
   Cigarette Tax, 5.75%, 6/15/34 .................................................................    10,000,000     10,166,300
   FHA, Keswick Pines, Refunding, 5.75%, 1/01/24 .................................................     1,500,000      1,477,725
   first mortgage, Presbyterian, Series A, 6.25%, 11/01/20 .......................................     7,635,000      7,801,519
New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,
   6.25%, 9/15/19 ................................................................................    54,420,000     44,929,152
   6.40%, 9/15/23 ................................................................................    73,030,000     59,929,879
   6.625%, 9/15/12 ...............................................................................    18,500,000     17,034,060
New Jersey Health Care Facilities Financing Authority Revenue,
   Lutheran Home, Series A, 8.40%, 7/01/19 .......................................................     2,100,000      2,102,898
   South Jersey Hospital, 5.875%, 7/01/21 ........................................................     7,500,000      7,799,100
   South Jersey Hospital, 6.00%, 7/01/32 .........................................................    18,000,000     18,708,840
   Trinitas Hospital Obligation Group, Refunding, 7.50%, 7/01/30 .................................     5,000,000      5,611,100
Tobacco Settlement Financing Corp. Revenue, Asset Backed, Refunding,
   6.00%, 6/01/37 ................................................................................    10,000,000      9,090,100
   6.125%, 6/01/42 ...............................................................................     9,050,000      8,304,371
                                                                                                                   ------------
                                                                                                                    248,201,614
                                                                                                                   ------------
NEW MEXICO 2.6%
Farmington PCR,
   Public Service Co. of New Mexico, San Juan Project, Refunding, Series A, 6.30%, 12/01/16 ......    24,045,000     25,979,180
   Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 6.375%, 4/01/22 ......    66,125,000     70,661,836
   Public Service Co. Project, Series A, 6.60%, 10/01/29 .........................................     6,000,000      6,599,100
   Tucson Electric Power Co., Series A, 6.95%, 10/01/20 ..........................................    37,000,000     38,849,260
                                                                                                                   ------------
                                                                                                                    142,089,376
                                                                                                                   ------------
NEW YORK 8.2%
Corinth IDA Environmental Improvement Revenue, International Paper Company Project,
 Refunding, Series A, 5.75%, 2/01/22 .............................................................     2,000,000      2,034,980
MTA Transit Facilities Revenue, Series A, MBIA Insured, Pre-Refunded, 5.875%, 7/01/27 ............    22,700,000     25,070,561
New York City GO,
   Fiscal 2003, Series I, 5.00%, 3/01/24 .........................................................     5,000,000      5,084,100
   Fiscal 2003, Series I, 5.00%, 3/01/25 .........................................................     9,000,000      9,114,570
   Refunding, Series F, 6.00%, 8/01/11 ...........................................................    10,000,000     10,713,000
   Refunding, Series H, 6.125%, 8/01/25 ..........................................................     5,485,000      5,928,133
   Refunding, Series J, 6.00%, 8/01/21 ...........................................................     5,200,000      5,618,912
   Series A, 6.125%, 8/01/06 .....................................................................        95,000         97,023
   Series B, 6.00%, 8/15/26 ......................................................................     1,250,000      1,327,525
   Series B, 7.00%, 2/01/18 ......................................................................       115,000        115,477
   Series B, Pre-Refunded, 6.00%, 8/15/26 ........................................................     3,750,000      4,047,150
   Series D, 7.625%, 2/01/14 .....................................................................         5,000          5,022
   Series D, Pre-Refunded, 6.00%, 2/15/10 ........................................................     4,995,000      5,085,959
   Series E, Pre-Refunded, 6.25%, 2/15/07 ........................................................     3,270,000      3,331,149
   Series F, 7.50%, 2/01/21 ......................................................................        85,000         85,373
   Series F, Pre-Refunded, 6.625%, 2/15/25 .......................................................     8,625,000      8,792,756
   Series G, 6.125%, 10/15/11 ....................................................................    20,480,000     22,832,333


                                        Quarterly Statements of Investments | 63

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW YORK (CONT.)
New York City GO, (cont.)
  Series G, 7.50%, 2/01/22 .......................................................................   $    10,000   $     10,044
  Series G, Pre-Refunded, 6.20%, 10/15/14 ........................................................    10,000,000     11,169,300
  Series H, 6.25%, 8/01/15 .......................................................................    24,545,000     26,889,047
  Series H, Pre-Refunded, 6.25%, 8/01/15 .........................................................       455,000        505,400
  Series H, Pre-Refunded, 6.125%, 8/01/25 ........................................................       115,000        127,369
  Series I, 6.25%, 4/15/17 .......................................................................     1,250,000      1,357,938
  Series I, 6.25%, 4/15/27 .......................................................................     3,665,000      3,981,473
  Series I, Pre-Refunded, 6.25%, 4/15/17 .........................................................    24,120,000     26,588,923
  Series I, Pre-Refunded, 6.25%, 4/15/27 .........................................................    19,255,000     21,225,942
  Series J, Pre-Refunded, 6.00%, 8/01/21 .........................................................     4,800,000      5,300,880
New York City IDA Civic Facility Revenue,
  Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20 ......................................     6,790,000      6,587,386
  Series C, 6.80%, 6/01/28 .......................................................................     5,000,000      5,145,950
  Staten Island University Hospital Project, Series C, 6.45%, 7/01/32 ............................     1,495,000      1,435,499
New York City IDA Special Facilities Revenue,
  American Airlines Inc. Project, 6.90%, 8/01/24 .................................................     4,000,000      2,797,680
  British Airways PLC Project, 7.625%, 12/01/32 ..................................................    15,000,000     15,189,300
  JFK International Airport Project, Series A, 8.00%, 8/01/12 ....................................    74,000,000     59,866,000
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
 Series E, 5.00%, 6/15/34 ........................................................................    10,000,000     10,034,300
New York State Dormitory Authority Revenues,
  City University System, 3rd General, Series 2, Pre-Refunded, 6.00%, 7/01/26 ....................     6,100,000      6,580,253
  Mental Health Services, Refunding, Series A, 6.00%, 8/15/17 ....................................     2,300,000      2,482,620
  Mental Health Services, Series A, Pre-Refunded, 6.00%, 8/15/17 .................................     8,940,000      9,835,699
  State University Educational Facilities, Pre-Refunded, 6.00%, 5/15/18 ..........................     5,000,000      5,377,750
New York State HFA Service Contract Obligation Revenue, Series A,
  6.00%, 3/15/26 .................................................................................       220,000        234,780
  Pre-Refunded, 6.00%, 3/15/26 ...................................................................     4,755,000      5,169,351
New York State HFAR, Refunding, Series A, 5.90%, 11/01/05 ........................................    12,515,000     12,932,500
New York State Mortgage Agency Revenue, Homeowners Mortgage, Series 61,
 5.80%, 10/01/16 .................................................................................     5,000,000      5,194,700
New York State Urban Development Corp. Revenue, Correctional Capital Facilities, Series 7,
 Pre-Refunded, 5.70%, 1/01/27 ....................................................................     4,750,000      5,176,550
Oneida County IDAR, Civic Facility, St. Elizabeth Medical, Series B, 6.00%, 12/01/19 .............     1,000,000        973,050
Onondaga County IDA Solid Waste Disposal Facility Revenue, Solvay
 Paperboard LLC Project, Refunding,
  6.80%, 11/01/14 ................................................................................     5,000,000      5,301,050
  7.00%, 11/01/30 ................................................................................     7,000,000      7,386,540
Port Authority of New York and New Jersey Special Obligation Revenue,
  3rd Installment, 7.00%, 10/01/07 ...............................................................     3,700,000      3,808,854
  4th Installment, Special Project, 6.75%, 10/01/11 ..............................................       925,000        970,760
  5th Installment, 6.75%, 10/01/19 ...............................................................    17,500,000     18,137,875
  Continental Airlines Inc., Eastern Project, La Guardia, 9.00%, 12/01/10 ........................    10,000,000     10,047,700
  Continental Airlines Inc., Eastern Project, La Guardia, 9.125%, 12/01/15 .......................    27,650,000     27,788,250


64 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW YORK (CONT.)
Utica IDA Civic Facility Revenue, Utica College Civic Facility,
   6.75%, 12/01/21 ...............................................................................   $ 1,250,000   $  1,300,350
   6.85%, 12/01/31 ...............................................................................     2,000,000      2,083,000
                                                                                                                   ------------
                                                                                                                    438,278,086
                                                                                                                   ------------
NORTH CAROLINA 1.9%
Charlotte Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ................................    15,310,000     15,530,617
North Carolina Eastern Municipal Power Agency Power System Revenue,
   Refunding, Series A, 5.75%, 1/01/26 ...........................................................    37,500,000     39,096,375
   Refunding, Series B, 5.75%, 1/01/24 ...........................................................    35,750,000     37,462,782
   Refunding, Series D, 6.75%, 1/01/26 ...........................................................     5,000,000      5,526,100
   Series D, 6.70%, 1/01/19 ......................................................................     2,000,000      2,230,000
North Carolina HFAR, SF, Series II, FHA Insured, 6.20%,
   3/01/16 .......................................................................................     1,460,000      1,507,129
   9/01/17 .......................................................................................       950,000        979,080
                                                                                                                   ------------
                                                                                                                    102,332,083
                                                                                                                   ------------
NORTH DAKOTA .5%
Mercer County PCR, Basin Electric Power Corp., Refunding, Second Series, AMBAC Insured,
 6.05%, 1/01/19 ..................................................................................    24,655,000     25,227,243
                                                                                                                   ------------
OHIO 2.2%
Akron COP, Akron Municipal Baseball Stadium Project, Capital Appreciation,
   6.30%, 12/01/05 ...............................................................................     1,700,000      1,754,383
   6.40%, 12/01/06 ...............................................................................     1,685,000      1,795,789
   6.50%, 12/01/07 ...............................................................................     1,230,000      1,307,441
   6.90%, 12/01/16 ...............................................................................     2,500,000      2,696,900
Cuyahoga County Hospital Revenue, Refunding, 5.50%, 1/01/29 ......................................    11,500,000     11,823,955
Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air Inc., Refunding,
   Series C, 6.05%, 10/01/09 .....................................................................    14,250,000     14,933,287
   Series E, 6.05%, 10/01/09 .....................................................................     5,250,000      5,501,738
   Series F, 6.05%, 10/01/09 .....................................................................     1,000,000      1,047,950
Franklin County Health Care Facilities Revenue,
   Ohio Presbyterian, Series A, 7.125%, 7/01/29 ..................................................     1,000,000      1,082,960
   Presbyterian Retirement Services, Refunding, 5.50%, 7/01/17 ...................................     3,100,000      3,107,223
   Presbyterian Retirement Services, Refunding, 5.50%, 7/01/21 ...................................       950,000        924,787
   Presbyterian Retirement Services, Series A, 6.625%, 7/01/13 ...................................     1,000,000      1,060,150
Lucas County Health Facilities Revenue, Presbyterian Retirement Services, Refunding, Series A,
   6.625%, 7/01/14 ...............................................................................     1,000,000      1,057,650
   6.75%, 7/01/20 ................................................................................     2,000,000      2,081,000
Montgomery County Health Systems Revenue,
   Series B-1, Pre-Refunded, 8.10%, 7/01/18 ......................................................     5,695,000      6,284,704
   Series B-2, Pre-Refunded, 8.10%, 7/01/18 ......................................................     5,845,000      6,452,003
   St. Leonard, Series B, Pre-Refunded, 8.10%, 7/01/18 ...........................................     8,700,000      9,599,211
Ohio State Air Quality Development Authority Revenue,
   Dayton Power and Light Co. Project, Refunding, 6.10%, 9/01/30 .................................    17,900,000     17,956,027
   PCR, Cleveland Electric, Refunding, Series B, 6.00%, 8/01/20 ..................................     6,250,000      6,503,875
   Pollution Control, Ohio Edison, Refunding, Series A, 5.95%, 5/15/29 ...........................    13,000,000     13,035,100


                                        Quarterly Statements of Investments | 65

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
OHIO (CONT.)
Toledo Lucas County Port Authority Airport Revenue, Refunding, Bax Global Project, Series 1,
  6.25%, 11/01/13 ................................................................................   $ 4,500,000   $  4,564,080
Willoughby IDR, Presbyterian Retirement Services, Refunding, Series A,
  6.875%, 7/01/16 ................................................................................     1,500,000      1,554,195
                                                                                                                   ------------
                                                                                                                    116,124,408
                                                                                                                   ------------
OKLAHOMA .2%
Oklahoma Development Finance Authority Revenue, Comanche County Hospital Project,
  Series B, 6.60%, 7/01/31 .......................................................................     5,000,000      5,230,650
Valley View Hospital Authority Revenue, Valley View Regional Medical Center,
  Refunding, 6.00%, 8/15/14 ......................................................................     4,000,000      4,091,240
                                                                                                                   ------------
                                                                                                                      9,321,890
                                                                                                                   ------------
OREGON 2.4%
Klamath Falls Electric Revenue,
   Klamath Cogeneration Project, senior lien, 7.00%, 1/01/25 .....................................    12,900,000     13,598,148
   Klamath Cogeneration, senior lien, Refunding, 5.75%, 1/01/13 ..................................    13,000,000     13,340,730
   Klamath Cogeneration, senior lien, Refunding, 5.875%, 1/01/16 .................................    19,650,000     19,853,574
   Klamath Cogeneration, senior lien, Refunding, 6.00%, 1/01/25 ..................................    66,060,000     65,750,839
Oregon State Department of Administrative Services COP, Series A, AMBAC Insured,
  Pre-Refunded, 6.00%, 5/01/26 ...................................................................     9,400,000     10,847,976
Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
  Linfield College Project, Series A, 6.75%, 10/01/25 ............................................     5,220,000      5,819,152
                                                                                                                   ------------
                                                                                                                    129,210,419
                                                                                                                   ------------
PENNSYLVANIA 4.6%
Allegheny County Hospital Development Authority Revenue, Health System,
   Series A, MBIA Insured, 6.50%, 11/15/30 .......................................................    10,000,000     11,678,800
   Series B, 8.65%, 11/15/05 .....................................................................     2,000,000      2,034,840
   Series B, 9.25%, 11/15/15 .....................................................................    24,000,000     27,837,600
   Series B, 9.25%, 11/15/22 .....................................................................    24,000,000     27,785,760
Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding,
   6.10%, 7/15/20 ................................................................................     5,500,000      5,837,700
   Series A, 6.70%, 12/01/20 .....................................................................     9,400,000      9,613,568
Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10 .....................     3,350,000      3,615,353
Chartiers Valley Industrial and Commercial Development Authority First Mortgage Revenue,
  Asbury Health Center Project, Refunding, 7.40%, 12/01/15 .......................................     5,250,000      5,375,370
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A,
   6.10%, 1/01/06 ................................................................................     2,140,000      2,190,611
   6.10%, 7/01/13 ................................................................................    20,500,000     22,029,095
   6.20%, 7/01/19 ................................................................................     6,500,000      6,846,580
   6.50%, 1/01/08 ................................................................................       425,000        454,729
Lancaster IDAR, Garden Spot Village Project, Series A, 7.625%, 5/01/31 ...........................     1,650,000      1,751,260
Lehigh County IDA, PCR, Pennsylvania Power and Light Co. Project, Refunding, Series A,
  MBIA Insured, 6.15%, 8/01/29 ...................................................................     4,000,000      4,180,480
Pennsylvania Convention Center Authority Revenue, Refunding, Series A,
   6.60%, 9/01/09 ................................................................................    16,000,000     16,417,600
   6.70%, 9/01/14 ................................................................................    20,760,000     21,301,836
   6.75%, 9/01/19 ................................................................................    15,800,000     16,212,380


66 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
PENNSYLVANIA (CONT.)
Pennsylvania EDA Financing Resources Recovery Revenue, Colver Project, Series D,
 7.125%, 12/01/15 ................................................................................   $10,000,000   $ 10,290,700
Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,
 Allegheny Delaware Valley Obligation Group, Series A, MBIA Insured, 5.875%, 11/15/16 ............    13,000,000     13,901,550
Philadelphia GO, Refunding, Series B, 6.00%, 5/15/05 .............................................     3,080,000      3,118,562
Philadelphia IDA Health Care Facility Revenue, Pauls Run, Series A, 5.85%, 5/15/13 ...............     2,200,000      2,239,908
Sayre Health Care Facilities Authority Revenue, Guthrie Health, Series A, 5.75%, 12/01/21 ........     3,000,000      3,156,870
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital
 Project, Series A, MBIA Insured, 5.75%, 7/01/16 .................................................     8,130,000      8,664,873
State Public School Building Authority School Revenue, Philadelphia School District Project,
 FSA Insured, 5.00%, 6/01/33 .....................................................................    13,750,000     13,882,687
Washington County IDA, PCR, West Pennsylvania Power Co., Series G, AMBAC Insured,
 6.05%, 4/01/14 ..................................................................................     5,025,000      5,187,559
                                                                                                                   ------------
                                                                                                                    245,606,271
                                                                                                                   ------------
RHODE ISLAND .3%
Rhode Island State Health and Educational Building Corp. Revenue,
   Hospital Financing, Lifespan Obligation Group, 6.50%, 8/15/32 .................................     8,000,000      8,429,200
   Hospital Financing, Lifespan Obligation Group, MBIA Insured, 5.75%, 5/15/23 ...................     3,500,000      3,798,585
   Landmark Medical Center, Radian Insured, 5.875%, 10/01/19 .....................................     6,000,000      6,145,440
                                                                                                                   ------------
                                                                                                                     18,373,225
                                                                                                                   ------------
SOUTH CAROLINA .8%
Dorchester County School District No. 002 Installment Purchase Revenue, Growth Remedy
 Opportunities Tax Hike, 5.25%, 12/01/29 .........................................................    16,500,000     16,653,285
Greenville County School District Installment Purchase Revenue, Building Equity Sooner
 Tomorrow, Refunding, 5.00%, 12/01/28 ............................................................    10,000,000      9,917,100
Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster
 County Project, 5.00%, 12/01/26 .................................................................    15,015,000     14,643,379
Tobacco Settlement Revenue, Management Authority, Tobacco Settlement Revenue,
 Series B, 6.375%, 5/15/30 .......................................................................     3,750,000      3,597,525
                                                                                                                   ------------
                                                                                                                     44,811,289
                                                                                                                   ------------
TENNESSEE .1%
Hallsdale-Powell Utility District Knox County Water and Sewer Revenue, Improvement,
 Refunding, Series A, FGIC Insured, 5.00%, 4/01/34 ...............................................     5,000,000      5,057,400
                                                                                                                   ------------
TEXAS 2.1%
Alliance Airport Authority Special Facilities Revenue, American Airlines Inc. Project,
 7.50%, 12/01/29 .................................................................................    15,500,000     11,442,875
Angelina and Neches River Authority Texas Waste Disposal Revenue,
 Adjusted Temple Inland Forest Products, 6.95%, 5/01/23 ..........................................     1,750,000      1,882,842
Austin Convention Enterprises Inc. Convention Center Revenue, First Tier, Series A,
 6.70%, 1/01/32 ..................................................................................    10,000,000     10,591,100
Bexar County Health Facilities Development Corp. Revenue, Incarnate
 Word Health Services, FSA Insured, ETM, 6.00%, 11/15/15 .........................................     8,750,000      9,220,750
Brazos River Authority PCR, TXU Energy Co. Project, Refunding, Series B, 6.30%, 7/01/32 ..........     9,000,000      9,530,010
Coppell Special Assessment, Gateway Project, 8.70%, 3/01/12 ......................................     2,765,000      2,807,498
Decatur Hospital Authority Hospital Revenue, Series A, ETM, 5.75%, 9/01/29 .......................     4,870,000      5,414,369


                                        Quarterly Statements of Investments | 67

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
TEXAS (CONT.)
El Paso Health Facilities Development Corp. Revenue, Senior Care Facilities,
  Bienvivir Senior Health,
   7.00%, 8/15/12 ................................................................................   $   955,000   $  1,023,416
   7.50%, 8/15/18 ................................................................................     2,300,000      2,484,253
   7.75%, 8/15/31 ................................................................................     3,000,000      3,248,250
Georgetown Health Facilities Development Corp. Revenue, Georgetown Healthcare System,
  Refunding, 6.25%, 8/15/29 ......................................................................    10,975,000     10,691,077
Matagorda County Naval District No. 1 Revenue, Centerpoint Energy Project, Refunding,
  5.60%, 3/01/27 .................................................................................    11,000,000     11,362,780
Nueces River Authority Environmental Improvement Revenue, Asarco Inc. Project, Refunding,
   5.60%, 1/01/27 ................................................................................     8,640,000      7,196,947
   Series A, 5.60%, 4/01/18 ......................................................................     4,500,000      3,916,935
Sabine River Authority PCR,
   Southwestern Electric Power Co., Refunding, MBIA Insured, 6.10%, 4/01/18 ......................     7,000,000      7,465,150
   Texas Energy Co. LLC Project, Refunding, Series B, 6.15%, 8/01/22 .............................     3,000,000      3,225,840
   TXU Energy Co. Project, Refunding, Series A, 5.80%, 7/01/22 ...................................     1,000,000      1,057,910
Texas State GO, Veterans Housing Assistance, Fund I, Refunding, Series A, 6.15%, 12/01/25 ........     7,430,000      7,604,828
                                                                                                                   ------------
                                                                                                                    110,166,830
                                                                                                                   ------------
U.S. TERRITORIES 4.1%
Children's Trust Fund Tobacco Settlement Revenue, Asset Backed Bonds, Refunding,
   5.50%, 5/15/39 ................................................................................    11,500,000     10,419,805
   5.625%, 5/15/43 ...............................................................................     3,500,000      3,178,035
District of Columbia GO,
   Refunding, Series A, 5.875%, 6/01/05 ..........................................................     2,355,000      2,392,986
   Refunding, Series A, 6.00%, 6/01/07 ...........................................................     8,930,000      9,422,757
   Series A, ETM, 6.00%, 6/01/07 .................................................................     2,845,000      3,011,433
   Series A, Pre-Refunded, 6.375%, 6/01/11 .......................................................    22,770,000     24,636,229
   Series A, Pre-Refunded, 6.375%, 6/01/16 .......................................................    27,230,000     29,461,771
District of Columbia Hospital Revenue, Medlantic Healthcare Group, Refunding, Series A,
  MBIA Insured, ETM, 5.875%, 8/15/19 .............................................................     8,850,000      9,427,286
District of Columbia Revenue,
   Carnegie Endowment Revenue, 5.75%, 11/15/26 ...................................................     5,410,000      5,750,289
   Methodist Home Issue, 6.00%, 1/01/29 ..........................................................     4,750,000      4,440,775
District of Columbia Tobacco Settlement Financing Corp. Revenue, Asset Backed Bonds,
  6.50%, 5/15/33 .................................................................................    22,000,000     21,146,400
Northern Mariana Islands Commonwealth Ports Authority Airport Revenue, senior lien, Series A,
  6.25%, 3/15/28 .................................................................................     8,885,000      9,073,184
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A,
  6.60%, 3/15/28 .................................................................................     8,325,000      8,763,228
Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.00%, 7/01/34 ........................    20,000,000     20,014,200
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series J,
  5.00%, 7/01/34 .................................................................................    11,500,000     11,543,010
Puerto Rico Electric Power Authority Power Revenue, Series NN, 5.125%, 7/01/29 ...................    11,500,000     11,727,355
Virgin Islands PFAR, sub. lien, Fund Loan Notes, Refunding, Series E,
   5.75%, 10/01/13 ...............................................................................    15,000,000     15,355,950
   5.875%, 10/01/18 ..............................................................................     7,000,000      7,233,800
   6.00%, 10/01/22 ...............................................................................    14,500,000     14,904,115
                                                                                                                   ------------
                                                                                                                    221,902,608
                                                                                                                   ------------


68 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
     FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                            AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     UTAH
     Carbon County Solid Waste Disposal Revenue, Laidlaw Environmental Services,
      Refunding, Series A, 7.45%, 7/01/17 .........................................................   $ 2,500,000   $    2,572,075
                                                                                                                    --------------
     VERMONT .3%
     Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen Health,
      Series A, AMBAC Insured, 6.00%, 12/01/23 ....................................................    15,000,000       16,831,050
                                                                                                                    --------------
     VIRGINIA .5%
     Peninsula Ports Authority Coalition Terminal Revenue, Dominion Terminal Associates,
      Refunding, 6.00%, 4/01/33 ...................................................................     9,000,000        9,410,940
     Virginia Beach Development Authority Residential Care Facility Mortgage Revenue,
      Westminster Canterbury Project, Series A,
       7.125%, 11/01/23 ...........................................................................     5,000,000        5,397,100
       7.25%, 11/01/32 ............................................................................     9,000,000        9,770,580
                                                                                                                    --------------
                                                                                                                        24,578,620
                                                                                                                    --------------
     WEST VIRGINIA .2%
 (b) West Virginia University Revenues, Improvement, West Virginia University Projects,
      Series C, FGIC Insured, 5.00%, 10/01/34 .....................................................    10,000,000       10,084,300
                                                                                                                    --------------
     WISCONSIN .5%
     Green Bay Water System Revenue, Refunding and Improvement, FSA Insured,
      5.00%, 11/01/29 .............................................................................     5,000,000        5,066,100
     Kaukauna Environmental Improvement Revenue, International Paper Co. Project, Series A,
      6.70%, 5/01/24 ..............................................................................     4,100,000        4,355,922
     Wisconsin State Health and Educational Facilities Authority Revenue,
       Fort Healthcare Inc. Project, 5.75%, 5/01/24 ...............................................     5,000,000        5,072,250
       Franciscan Skemp Medical Center Inc. Project, 6.25%, 11/15/20 ..............................     9,510,000        9,925,112
       New Castle Place Project, Series A, 7.00%, 12/01/31 ........................................     2,500,000        2,595,875
                                                                                                                    --------------
                                                                                                                        27,015,259
                                                                                                                    --------------
     WYOMING .2%
     Sweetwater County PCR, Idaho Power Co. Project, Refunding, Series A, 6.05%, 7/15/26 ..........    10,500,000       11,117,085
                                                                                                                    --------------
     TOTAL BONDS ..................................................................................                  4,779,278,183
                                                                                                                    --------------
     ZERO COUPON/STEP-UP BONDS 7.7%
     CALIFORNIA 6.5%
     Foothill/Eastern Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, 1/15/22 ...................................................    49,115,000       17,916,661
       Capital Appreciation, Refunding, 1/15/31 ...................................................     4,000,000          841,240
       Capital Appreciation, Refunding, 1/15/34 ...................................................     4,500,000          787,860
       Capital Appreciation, Refunding, 1/15/36 ...................................................     4,000,000          619,360
       Convertible Capital Appreciation, Refunding, 1/15/23 .......................................    35,000,000       27,678,000
     San Francisco City and County RDA Lease Revenue, George R. Moscone Center,
       7/01/09 ....................................................................................     3,750,000        3,231,112
       7/01/10 ....................................................................................     4,500,000        3,704,130
       7/01/12 ....................................................................................     4,500,000        3,333,285
       7/01/13 ....................................................................................     4,250,000        2,962,930
       7/01/14 ....................................................................................     2,250,000        1,489,973


                                        Quarterly Statements of Investments | 69

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                                AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
ZERO COUPON/STEP-UP BONDS (CONT.)
CALIFORNIA (CONT.)
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
 Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07,
  5.60% thereafter, 1/15/16 ......................................................................   $22,500,000   $ 19,641,150
  junior lien, ETM, 1/01/05 ......................................................................     8,000,000      7,988,320
  junior lien, ETM, 1/01/06 ......................................................................     9,000,000      8,790,210
  junior lien, ETM, 1/01/07 ......................................................................     9,400,000      8,936,204
  junior lien, ETM, 1/01/08 ......................................................................    10,400,000      9,608,040
  junior lien, ETM, 1/01/09 ......................................................................    21,800,000     19,199,042
  junior lien, ETM, 1/01/10 ......................................................................    15,000,000     12,684,150
  junior lien, ETM, 1/01/12 ......................................................................    30,100,000     23,188,438
  junior lien, ETM, 1/01/24 ......................................................................    52,700,000     20,427,047
  junior lien, ETM, 1/01/25 ......................................................................    45,200,000     16,476,304
  junior lien, ETM, 1/01/26 ......................................................................   131,900,000     45,070,230
  junior lien, ETM, 1/01/27 ......................................................................   139,100,000     44,879,224
  senior lien, Refunding, Series A, 1/15/17 ......................................................    20,000,000     17,337,000
  senior lien, Refunding, Series A, 1/15/23 ......................................................    20,000,000     16,924,800
  senior lien, Refunding, Series A, 1/15/24 ......................................................    20,000,000     16,793,800
                                                                                                                   ------------
                                                                                                                    350,508,510
                                                                                                                   ------------
KENTUCKY .5%
Kentucky Economic Development Finance Authority Revenue, Norton Healthcare Inc.,
 Series C, MBIA Insured, zero cpn. to 10/01/05,
  6.10% thereafter, 10/01/22 .....................................................................    15,975,000     16,826,946
  6.15% thereafter, 10/01/27 .....................................................................    10,000,000     10,244,500
                                                                                                                   ------------
                                                                                                                     27,071,446
                                                                                                                   ------------
NEW YORK
MAC for City of Troy Revenue, Capital Appreciation, Series C, MBIA Insured,
  7/15/21 ........................................................................................       428,010        200,048
  1/15/22 ........................................................................................       649,658        292,833
                                                                                                                   ------------
                                                                                                                        492,881
                                                                                                                   ------------
TENNESSEE .5%
Johnson City Health and Educational Facilities Board Hospital Revenue, First Mortgage
 Mountain States Health, Refunding, Series A, MBIA Insured,
  7/01/27 ........................................................................................    19,365,000      5,763,992
  7/01/28 ........................................................................................    19,400,000      5,435,104
  7/01/29 ........................................................................................    19,365,000      5,103,646
  7/01/30 ........................................................................................    19,370,000      4,811,314
Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
 Capital Appreciation, Refunding and Improvement, Series A, FSA Insured,
  1/01/25 ........................................................................................     5,000,000      1,607,350
  1/01/26 ........................................................................................     2,610,000        785,245
                                                                                                                   ------------
                                                                                                                     23,506,651
                                                                                                                   ------------


70 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
     FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                             AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     ZERO COUPON/STEP-UP BONDS (CONT.)
     TEXAS .2%
     Texas State Turnpike Authority Revenue, Capital Appreciation, AMBAC Insured, 8/15/32 ..........   $ 51,000,000   $    9,973,560
                                                                                                                      --------------
     TOTAL ZERO COUPON/STEP-UP BONDS ...............................................................                     411,553,048
                                                                                                                      --------------
     TOTAL LONG TERM INVESTMENTS (COST $4,970,462,572) .............................................                   5,190,831,231
                                                                                                                      --------------
     SHORT TERM INVESTMENTS 2.6%
     BONDS
     ARIZONA
 (c) Arizona Health Facilities Authority Revenue, Arizona Voluntary Hospital Federation, Series A,
      Weekly VRDN and Put, FGIC Insured, 1.68%, 10/01/15 ...........................................        100,000          100,000
     CALIFORNIA .6%
 (c) California State Department of Water Resources Power Supply Revenue,
        Series B-3, Daily VRDN and Put, 1.66%, 5/01/22 .............................................      6,300,000        6,300,000
        Series C-7, FSA Insured, Weekly VRDN and Put, 1.65%, 5/01/22 ...............................     12,100,000       12,100,000
 (c) California State GO, Kindergarten University, Series B-3, Daily VRDN and Put, 1.63%, 5/01/34 ..      1,500,000        1,500,000
 (c) Irvine 1915 Act Special Assessment, AD No. 00-18, Series A, Daily VRDN and Put,
      1.63%, 9/02/26 ...............................................................................      1,200,000        1,200,000
 (c) Metropolitan Water District Southern California Waterworks Revenue, Refunding, Series B-1,
      Daily VRDN and Put, 1.63%, 7/01/35 ...........................................................     11,100,000       11,100,000
                                                                                                                      --------------
                                                                                                                          32,200,000
                                                                                                                      --------------
     FLORIDA .2%
 (c) Jacksonville Health Facilities Authority Hospital Revenue,
        Baptist Medical Center Project, Daily VRDN and Put, 1.66%, 8/15/21 .........................      6,180,000        6,180,000
        Series C, Daily VRDN and Put, 1.66%, 8/15/33 ...............................................      2,520,000        2,520,000
 (c) Orange County School Board COP, Series B, AMBAC Insured, Daily VRDN and Put,
      1.68%, 8/01/25 ...............................................................................        800,000          800,000
                                                                                                                      --------------
                                                                                                                           9,500,000
                                                                                                                      --------------
     GEORGIA .2%
 (c) Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and Put,
      1.68%, 11/01/41 ..............................................................................        800,000          800,000
 (c) Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 1.62%, 11/01/15 .....................      8,900,000        8,900,000
                                                                                                                      --------------
                                                                                                                           9,700,000
                                                                                                                      --------------
     LOUISIANA
 (c) Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
      First Stage, ACES, Refunding, Daily VRDN and Put, 1.68%, 9/01/17 .............................      2,700,000        2,700,000
     MASSACHUSETTS .3%
 (c) Massachusetts State Health and Educational Facilities Authority Revenue,
      Capital Assets Program, Series D, MBIA Insured, Daily VRDN and Put, 1.62%, 1/01/35 ...........     13,100,000       13,100,000
 (c) Massachusetts State Water Resource Authority Revenue, Multi-Modal, Refunding, Sub Series D,
      Daily VRDN and Put, 1.68%, 8/01/17 ...........................................................      1,800,000        1,800,000
                                                                                                                      --------------
                                                                                                                          14,900,000
                                                                                                                      --------------
     MINNESOTA
 (c) Minneapolis GO, Convention Center, Weekly VRDN and Put, 1.54%, 12/01/18 .......................      2,000,000        2,000,000
                                                                                                                      --------------
     MISSOURI .3%
 (c) Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
      Washington University, Series B, Daily VRDN and Put, 1.65%, 2/15/33 ..........................     14,900,000       14,900,000
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 71

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
     FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                            AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     SHORT TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     NEW YORK .7%
 (c) Long Island Power Authority Electric System Revenue,
       Sub Series 2, Daily VRDN and Put, 1.64%, 5/01/33 ...........................................   $ 7,200,000   $    7,200,000
       Sub Series 3B, Daily VRDN and Put, 1.67%, 5/01/33 ..........................................     2,500,000        2,500,000
 (c) New York City GO,
       Refunding, Series H, FSA Insured, Daily VRDN and Put, 1.64%, 8/01/19 .......................     1,100,000        1,100,000
       Series H, Sub Series H-3, Daily VRDN and Put, 1.64%, 8/01/22 ...............................     1,900,000        1,900,000
       Sub Series E-3, Daily VRDN and Put, 1.64%, 8/01/23 .........................................     1,500,000        1,500,000
       Sub Series H-1, Daily VRDN and Put, 1.67%, 3/01/34 .........................................    11,000,000       11,000,000
 (c) New York City Municipal Water Finance Authority Water and Sewer System Revenue,
       Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 1.64%, 6/15/18 .................       600,000          600,000
       Series A, FGIC Insured, Daily VRDN and Put, 1.67%, 6/15/25 .................................     4,700,000        4,700,000
       Series C, Daily VRDN and Put, 1.66%, 6/15/33 ...............................................     6,425,000        6,425,000
       Series C, FGIC Insured, Daily VRDN and Put, 1.62%, 6/15/23 .................................     2,200,000        2,200,000
                                                                                                                    --------------
                                                                                                                        39,125,000
                                                                                                                    --------------
     PENNSYLVANIA .1%
 (c) Lehigh County General Purpose Authority Revenues, St. Lukes Hospital Project,
      Daily VRDN and Put, 1.66%, 7/01/31 ..........................................................     3,200,000        3,200,000
     TENNESSEE .2%
 (c) Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund,
      Daily VRDN and Put, 1.68%,
       7/01/31 ....................................................................................     3,700,000        3,700,000
       1/01/33 ....................................................................................       600,000          600,000
 (c) Knox County Health Educational and Housing Facility Board Student Housing Revenue,
      Volunteer Student Housing LLC Project, Weekly VRDN and Put, 1.68%, 9/01/34 ..................     2,200,000        2,200,000
 (c) Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool,
      Daily VRDN and Put, 1.68%, 7/01/34 ..........................................................     5,000,000        5,000,000
                                                                                                                    --------------
                                                                                                                        11,500,000
                                                                                                                    --------------
     TOTAL SHORT TERM INVESTMENTS (COST $139,825,000) .............................................                    139,825,000
                                                                                                                    --------------
     TOTAL INVESTMENTS (COST $5,110,287,572) 99.2% ................................................                  5,330,656,231
     OTHER ASSETS, LESS LIABILITIES .8% ...........................................................                     42,064,390
                                                                                                                    --------------
     NET ASSETS 100.0% ............................................................................                 $5,372,720,621
                                                                                                                    ==============

See Glossary of Terms on page 157.

(a)   Defaulted securities.

(b)   Security purchased on a when-issued or delayed delivery basis.

(c) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


72 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                                   AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 99.4%
BONDS 97.9%
ALABAMA 5.2%
Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A,
  AMBAC Insured, 5.25%, 8/15/21 ..................................................................   $ 2,490,000   $  2,663,603
Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured,
  5.25%, 6/01/18 .................................................................................     5,000,000      5,398,150
Bessemer Governmental Utility Services Corp. Water Supply Revenue, MBIA Insured,
  5.25%, 6/01/32 .................................................................................     5,000,000      5,095,300
Birmingham GO, Refunding and Capital Improvement, Series B, AMBAC Insured,
  5.00%, 12/01/32 ................................................................................     3,000,000      3,031,500
Daphne Utilities Board Water Gas and Sewer Revenue, Series B, AMBAC Insured,
  5.50%, 6/01/30 .................................................................................     1,670,000      1,774,458
East Alabama Health Care Authority Health Care Facilities Revenue, Tax Anticipation Bond,
  Series A, MBIA Insured, 5.25%, 9/01/28 .........................................................     7,000,000      7,219,240
Helena Utilities Board Water and Sewer Revenue, MBIA Insured, 5.25%,
   4/01/27 .......................................................................................     3,260,000      3,407,319
   4/01/33 .......................................................................................     4,890,000      5,076,651
Jefferson County Sewer Revenue,
   Capital Improvement, wts., Series A, FGIC Insured, Pre-Refunded, 5.125%, 2/01/29 ..............    22,050,000     24,291,824
   Series D, FGIC Insured, Pre-Refunded, 5.00%, 2/01/32 ..........................................    14,690,000     16,262,858
   wts., Series D, FGIC Insured, Pre-Refunded, 5.75%, 2/01/22 ....................................     5,000,000      5,407,595
Montgomery Medical Clinic Board Health Care Facilities Revenue, Jackson Hospital and Clinic,
  Refunding, AMBAC Insured, 6.00%, 3/01/26 .......................................................     4,000,000      4,238,680
Muscle Shoals GO, wts., MBIA Insured, 5.50%, 8/01/30 .............................................     2,000,000      2,139,280
University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ....................     3,000,000      3,045,510
University of Alabama University Revenues, FGIC Insured, 5.25%, 10/01/27 .........................     5,975,000      6,203,544
                                                                                                                   ------------
                                                                                                                     95,255,512
                                                                                                                   ------------
ALASKA .8%
Alaska Energy Authority Power Revenue, Bradley Lake Project, BIG Insured, 6.25%, 7/01/21 .........         5,000          5,018
Alaska Energy Authority Utilities Revenue, Refunding, FSA Insured, 5.20%, 7/01/17 ................     3,000,000      3,188,700
Alaska Industrial Development and Export Authority Revenue, Revolving Fund, Refunding,
  Series A, MBIA Insured, 6.125%, 4/01/27 ........................................................     5,000,000      5,354,900
Alaska State HFC Revenue, Refunding, Series A, MBIA Insured,
   6.00%, 6/01/27 ................................................................................     5,000,000      5,163,950
   5.875%, 12/01/30 ..............................................................................       215,000        218,797
                                                                                                                   ------------
                                                                                                                     13,931,365
                                                                                                                   ------------
ARIZONA 2.5%
Arizona State Municipal Financing Program COP, Series 1986-20, BIG Insured, ETM, 7.70%,
  8/01/10 ........................................................................................     6,000,000      7,129,080
Cochise County USD No. 68 GO, Sierra Vista, Refunding,
  FGIC Insured, 7.50%, 7/01/10 ...................................................................       500,000        612,165
Maricopa County IDA Hospital Facility Revenue, Samaritan Health Services, Refunding,
  Series A, MBIA Insured, ETM, 7.00%, 12/01/16 ...................................................       300,000        373,734
Mesa IDAR, Discovery Health System, Series A, MBIA Insured,
   5.75%, 1/01/25 ................................................................................    18,000,000     19,400,400
   5.625%, 1/01/29 ...............................................................................    12,655,000     13,496,178
Tucson Water Revenue, Series 1994-A, MBIA Insured, Pre-Refunded, 6.00%, 7/01/21 ..................     5,000,000      5,345,300
                                                                                                                   ------------
                                                                                                                     46,356,857
                                                                                                                   ------------


                                        Quarterly Statements of Investments | 73

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                                   AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
ARKANSAS 1.2%
Arkansas State Development Finance Authority Water Revenue, Refunding, Series A,
  MBIA Insured, 6.50%, 7/01/10 ...................................................................   $ 2,000,000   $  2,319,140
Little Rock School District GO,
   Refunding, Series B, FSA Insured, 5.50%, 2/01/33 ..............................................     3,970,000      4,186,285
   Series C, FSA Insured, 5.25%, 2/01/33 .........................................................     7,790,000      8,045,824
Paragould Water and Electric Revenue, AMBAC Insured, 5.65%, 12/01/25 .............................     1,000,000      1,083,850
Pulaski Technical College Revenue, Student Tuition and Fee, FGIC Insured, 5.00%, 9/01/34 .........     2,190,000      2,199,614
University of Arkansas University Revenues, Various Facility, Fayetteville Campus,
  FGIC Insured, 5.00%, 12/01/32 ..................................................................     4,000,000      4,044,640
                                                                                                                   ------------
                                                                                                                     21,879,353
                                                                                                                   ------------
CALIFORNIA 3.6%
California State GO,
   AMBAC Insured, 5.00%, 2/01/33 .................................................................     7,000,000      7,082,950
   FSA Insured, 5.00%, 2/01/29 ...................................................................     7,000,000      7,097,790
   Refunding, AMBAC Insured, 5.00%, 2/01/32 ......................................................     4,750,000      4,798,070
   Refunding, MBIA Insured, 5.00%, 2/01/31 .......................................................    20,000,000     20,228,400
   Refunding, MBIA Insured, 5.00%, 10/01/32 ......................................................     1,910,000      1,930,819
Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 .....................    15,000,000     19,743,600
Oakland RDA Tax Allocation, Central District Redevelopment, Refunding,
  AMBAC Insured, 5.50%, 2/01/14 ..................................................................       250,000        283,642
San Francisco BART District Sales Tax Revenue, FGIC Insured, 5.50%, 7/01/20 ......................     1,035,000      1,065,005
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A,
  MBIA Insured, 5.25%, 1/15/30 ...................................................................     4,000,000      4,107,120
                                                                                                                   ------------
                                                                                                                     66,337,396
                                                                                                                   ------------
COLORADO 2.8%
Broomfield COP, AMBAC Insured, 6.00%, 12/01/29 ...................................................     3,000,000      3,367,230
Centennial Water and Sanitation District Water and Sewer Revenue, Refunding, Series A,
  FSA Insured, 5.125%, 12/01/17 ..................................................................     5,000,000      5,284,400
Colorado Health Facilities Authority Revenue, Community Provider Pooled Loan Program,
  Series A, FSA Insured, 7.25%, 7/15/17 ..........................................................       121,000        121,552
Colorado Mountain College Residence Hall Authority Revenue, MBIA Insured,
  Pre-Refunded, 5.75%, 6/01/23 ...................................................................     3,000,000      3,189,360
Colorado Public Highway Authority Revenue, Highway E-470, Refunding, Senior Series A,
  MBIA Insured, 5.00%, 9/01/21 ...................................................................     5,000,000      5,207,600
Colorado Springs Hospital Revenue, MBIA Insured, Pre-Refunded, 6.00%, 12/15/24 ...................     2,455,000      2,600,385
Denver City and County Airport Revenue,
   Series C, MBIA Insured, ETM, 6.125%, 11/15/25 .................................................     8,000,000      8,611,371
   Series E, MBIA Insured, 5.50%, 11/15/25 .......................................................     5,000,000      5,336,050
Morgan County PCR, first mortgage, Public Service Co., Refunding, Series A,
  MBIA Insured, 5.50%, 6/01/12 ...................................................................     1,000,000      1,002,210
Mountain College Residence Hall Authority Revenue, MBIA Insured, Pre-Refunded,
  5.625%, 6/01/12 ................................................................................     1,900,000      2,016,451
University of Colorado Hospital Authority Revenue, Refunding, Series A, AMBAC Insured,
   5.20%, 11/15/17 ...............................................................................     5,425,000      5,806,106
   5.25%, 11/15/22 ...............................................................................     7,800,000      8,123,232
                                                                                                                   ------------
                                                                                                                     50,665,947
                                                                                                                   ------------


74 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                                   AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
CONNECTICUT .2%
Connecticut State Health and Educational Facilities Authority Revenue,
  Danbury Hospital, Series E, MBIA Insured, 6.50%, 7/01/14 .......................................   $   335,000   $    336,296
  Mansfield Nursing Home, AMBAC Insured, 6.00%, 11/01/22 .........................................     2,450,000      2,480,723
                                                                                                                   ------------
                                                                                                                      2,817,019
                                                                                                                   ------------
FLORIDA 8.7%
Celebration CDD Special Assessment, Series B, MBIA Insured, 5.50%, 5/01/19 .......................       230,000        247,142
Clearwater Water and Sewer Revenue, FGIC Insured, 5.00%,
  12/01/28 .......................................................................................    11,050,000     11,268,790
  12/01/32 .......................................................................................    13,665,000     13,826,520
Dade County Seaport Revenue, Refunding, Series E, MBIA Insured, 8.00%, 10/01/08 ..................       200,000        239,016
Florida State Board of Education Capital Outlay GO, Public Education,
  Refunding, Series E, FGIC Insured, 5.00%, 6/01/24 ..............................................     5,000,000      5,186,500
  Series B, FGIC Insured, 5.00%, 6/01/23 .........................................................     5,395,000      5,649,644
Florida State Board of Education GO,
  Public Education, Refunding, Series B, MBIA Insured, 4.75%, 6/01/22 ............................     1,000,000      1,030,300
  Series C, MBIA Insured, 5.00%, 6/01/27 .........................................................     4,245,000      4,339,324
Greater Orlando Aviation Authority Orlando Airport Facilities Revenue, Series B,
 FGIC Insured, 5.25%, 10/01/28 ...................................................................     2,500,000      2,582,075
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Refunding, MBIA Insured,
 6.25%, 12/01/34 .................................................................................     1,000,000      1,024,230
Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/30 ...................................     5,000,000      5,057,300
Jacksonville Transportation Revenue, MBIA Insured, 5.25%, 10/01/29 ...............................    11,000,000     11,479,600
Lee County IDA Utilities Revenue, Bonita Springs Utilities Project, Refunding,
  MBIA Insured, 6.05%,
  11/01/15 .......................................................................................     1,000,000      1,068,750
  11/01/20 .......................................................................................     1,000,000      1,057,210
Lee County Solid Waste System Revenue, MBIA Insured, 5.375%, 10/01/15 ............................     2,000,000      2,073,620
Manatee County School Board COP, MBIA Insured, Pre-Refunded, 6.125%, 7/01/21 .....................     5,000,000      5,403,300
Opa-Locka Capital Improvement Revenue, FGIC Insured, 6.125%, 1/01/24 .............................     1,000,000      1,013,570
Orange County Health Facilities Authority Revenue, MBIA Insured, 6.00%, 11/01/24 .................       260,000        260,663
Orange County School Board COP, Series A, MBIA Insured, 5.00%, 8/01/27 ...........................    10,000,000     10,203,400
Orange County Tourist Development Tax Revenue, AMBAC Insured,
  5.25%, 10/01/27 ................................................................................    10,000,000     10,539,700
  5.50%, 10/01/31 ................................................................................     1,000,000      1,068,370
Orlando and Orange County Expressway Authority Expressway Revenue,
  junior lien, FGIC Insured, 6.50%, 7/01/10 ......................................................       100,000        117,011
  junior lien, FGIC Insured, 6.50%, 7/01/12 ......................................................       225,000        269,582
  Series B, AMBAC Insured, 5.00%, 7/01/35 ........................................................    20,000,000     20,221,600
Osceola County School Board COP, Series A, AMBAC Insured, 5.25%, 6/01/27 .........................    13,000,000     13,747,760
Pasco County Guaranteed Entitlement Revenue, Refunding, FSA Insured, 5.00%, 12/01/33 .............     2,185,000      2,213,427
Pinellas County Health Facilities Authority Revenue, Baycare Health System,
 FSA Insured, 5.00%, 11/15/30 ....................................................................     4,000,000      4,046,680
Polk County IDAR, Winter Haven Hospital, Series 2, MBIA Insured, 6.25%, 9/01/15 ..................       875,000        886,935
Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/24 ..............................     5,000,000      5,130,150
Port Saint Lucie Utility Revenue, MBIA Insured, 5.00%, 9/01/34 ...................................     8,420,000      8,536,112


                                        Quarterly Statements of Investments | 75

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                                   AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
FLORIDA (CONT.)
Sumter County School District Revenue, Multi-District Loan Program,
  FSA Insured, 7.15%, 11/01/15 ...................................................................   $   245,000   $    316,721
Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 ......................     2,000,000      2,203,620
Tampa Bay Water Utility System Revenue, FGIC Insured, Pre-Refunded, 5.75%, 10/01/29 ..............     2,000,000      2,298,580
Volusia County Educational Facility Authority Revenue, Embry Riddle Aeronautical University,
  Refunding, Series B, AMBAC Insured, 5.25%, 10/15/19 ............................................     3,500,000      3,790,045
                                                                                                                   ------------
                                                                                                                    158,397,247
                                                                                                                   ------------
GEORGIA 7.2%
Athens Housing Authority Student Housing Lease Revenue, University of Georgia,
  East Campus, Refunding, AMBAC Insured, 5.00%, 12/01/33 .........................................     6,000,000      6,066,960
Atlanta Airport Facilities Revenue, Series A, FGIC Insured, Pre-Refunded, 5.50%, 1/01/26 .........    13,750,000     15,496,525
Atlanta GO, Refunding, FGIC Insured, 5.00%, 12/01/20 .............................................     3,775,000      3,953,369
Atlanta Water and Wastewater Revenue, Series A, FGIC Insured,
   5.00%, 11/01/29 ...............................................................................     4,750,000      4,778,262
   Pre-Refunded, 5.00%, 11/01/29 .................................................................     5,250,000      5,807,078
Brunswick Water and Sewer Revenue, Refunding and Improvement,
  MBIA Insured, 6.10%, 10/01/14 ..................................................................     1,535,000      1,824,977
Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle, Refunding,
  2nd Series, AMBAC Insured, 5.25%, 5/01/34 ......................................................     5,000,000      5,117,500
Cherokee County Water and Sewage Authority Revenue,
   FGIC Insured, 5.00%, 8/01/27 ..................................................................     1,500,000      1,516,185
   MBIA Insured, 6.90%, 8/01/18 ..................................................................        15,000         15,062
Columbus Building Authority Lease Revenue, Series A, FGIC Insured, 5.00%, 1/01/31 ................     3,500,000      3,541,335
Fulton County Development Authority Revenue, Georgia Tech Athletic Association,
  Refunding, AMBAC Insured, 5.125%, 10/01/32 .....................................................     9,000,000      9,172,710
Georgia Medical Center Hospital Authority Revenue, Anticipation Certificates,
  Columbus Regional Healthcare Systems, MBIA Insured, 5.50%, 8/01/19 .............................    15,000,000     16,378,050
Henry County Water and Sewer Authority Revenue, FGIC Insured, 5.625%, 2/01/30 ....................     3,500,000      3,727,605
Macon-Bibb County Urban Development Authority Revenue, MFH, Refunding, Series A,
  MBIA Insured, 5.55%, 1/01/24 ...................................................................     1,590,000      1,633,025
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Second Indenture Series,
   MBIA Insured, 5.00%,
   7/01/27 .......................................................................................    13,470,000     13,702,223
   7/01/28 .......................................................................................    14,175,000     14,381,388
   7/01/32 .......................................................................................     8,575,000      8,682,616
Rockdale County Water and Sewer Authority Revenue, Refunding, Series A,
  MBIA Insured, 5.375%, 7/01/29 ..................................................................     6,350,000      6,547,612
South Fulton Municipal Regional Water and Sewer Authority Water Revenue,
  MBIA Insured, 5.00%, 1/01/33 ...................................................................     8,000,000      8,089,760
                                                                                                                   ------------
                                                                                                                    130,432,242
                                                                                                                   ------------
HAWAII .9%
Hawaii County GO, Refunding and Improvement, Series A, FGIC Insured, 5.60%,
   5/01/12 .......................................................................................     1,000,000      1,136,710
   5/01/13 .......................................................................................     1,000,000      1,135,450
Hawaii State Department of Budget and Finance Special Purpose Mortgage Revenue,
  St. Francis Medical Centers, Refunding, FSA Insured, 6.50%, 7/01/22 ............................     4,000,000      4,015,480


76 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                                   AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
HAWAII (CONT.)
Hawaii State Department of Budget and Finance Special Purpose Revenue,
 Hawaiian Electric Co. Project, Series B, MBIA Insured, 5.875%, 12/01/26 .........................   $ 2,000,000   $  2,093,980
Honolulu City and County GO, Series C, FGIC Insured, 5.00%, 7/01/20 ..............................     6,250,000      6,532,750
Kauai County GO, Series A, FGIC Insured, Pre-Refunded, 6.125%, 8/01/23 ...........................     1,755,000      2,032,571
                                                                                                                   ------------
                                                                                                                     16,946,941
                                                                                                                   ------------
ILLINOIS 1.2%
Chicago Board of Education GO, Chicago School Reform, Series A, AMBAC Insured,
 5.25%, 12/01/30 .................................................................................     2,000,000      2,037,120
Chicago Board of Education Lease COP, Refunding, Series A, MBIA Insured, 6.25%, 1/01/09 ..........       320,000        362,125
Cook County Community College District No. 508 COP, FGIC Insured, 8.75%, 1/01/05 .................     5,000,000      5,026,050
Illinois Health Facilities Authority Revenue,
   Michael Reese Hospital, Series A, FSA Insured, ETM, 7.60%, 2/15/05 ............................       850,000        859,698
       Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%, 11/15/28 .......     5,000,000      5,130,300
   Series 1990, FSA Insured, 7.75%, 8/15/10 ......................................................     2,056,000      2,065,273
   Series 1990, FSA Insured, ETM, 7.75%, 8/15/10 .................................................        50,000         62,177
Macon County and Decatur COP, Decatur Public Building Commission, FGIC Insured,
 6.50%, 1/01/06 ..................................................................................       300,000        313,527
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place
 Expansion Project, Refunding, Series A, AMBAC Insured, 5.25%, 6/15/27 ...........................     4,225,000      4,332,104
Onterie Center HFC Mortgage Revenue, Refunding, MBIA Insured, 7.05%, 7/01/27 .....................     2,000,000      2,025,540
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20 ..............       300,000        386,121
                                                                                                                   ------------
                                                                                                                     22,600,035
                                                                                                                   ------------
KANSAS .1%
Cowley and Shawnee Counties SFMR, GNMA Secured, 7.35%, 12/01/11 ..................................       145,000        146,067
Kansas State Development Finance Authority Health Facility Revenue, MBIA Insured,
 5.80%, 11/15/21 .................................................................................     1,330,000      1,406,488
                                                                                                                   ------------
                                                                                                                      1,552,555
                                                                                                                   ------------
KENTUCKY .5%
Jefferson County Capital Projects Corp. Revenue, Lease, MBIA Insured,
   5.375%, 6/01/22 ...............................................................................     2,000,000      2,157,320
   5.50%, 6/01/28 ................................................................................       750,000        791,865
Kenton County Water District No. 1 Waterworks Revenue, Series B, FGIC Insured,
 Pre-Refunded, 5.70%, 2/01/20 ....................................................................     1,250,000      1,305,112
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drain System Revenue,
 Series A, MBIA Insured, 5.50%, 5/15/34 ..........................................................     5,000,000      5,341,400
                                                                                                                   ------------
                                                                                                                      9,595,697
                                                                                                                   ------------
LOUISIANA .9%
Louisiana Local Government Environmental Facilities CDA Revenue, Parking Facilities Corp.
 Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31 .......................................     5,485,000      5,734,567
Louisiana State Gas and Fuels Tax Revenue, Series A, AMBAC Insured, 5.00%, 6/01/27 ...............    10,000,000     10,162,400
                                                                                                                   ------------
                                                                                                                     15,896,967
                                                                                                                   ------------
MAINE .1%
Maine State Health and Higher Educational Facilities Authority Revenue, Series C, FSA Insured,
   6.20%, 7/01/25 ................................................................................       100,000        104,096
   Pre-Refunded, 6.20%, 7/01/25 ..................................................................     1,915,000      1,999,145
                                                                                                                   ------------
                                                                                                                      2,103,241
                                                                                                                   ------------


                                        Quarterly Statements of Investments | 77

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                                   AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
MARYLAND 1.0%
Baltimore Project Revenue, Wastewater Project, Refunding, FGIC Insured, 5.125%, 7/01/42 ..........   $11,000,000   $ 11,245,520
Baltimore Revenue, Wastewater Project, Series A, FSA Insured, Pre-Refunded, 5.75%,
 7/01/30 .........................................................................................     5,880,000      6,685,266
Maryland State Health and Higher Educational Facilities Authority Revenue,
 University of Maryland Medical System, Series B, FGIC Insured, 7.00%, 7/01/22 ...................       200,000        260,584
                                                                                                                   ------------
                                                                                                                     18,191,370
                                                                                                                   ------------
MASSACHUSETTS 4.2%
Central Berkshire Religious School District GO, Series B, FSA Insured, 5.125%, 3/01/18 ...........     1,125,000      1,192,376
Massachusetts State GO, MBIA Insured, 5.00%, 8/01/27 .............................................     4,390,000      4,470,820
Massachusetts State Health and Educational Facilities Authority Revenue,
  Bay State Medical Center, Series E, FSA Insured, 6.00%, 7/01/26 ................................    10,000,000     10,696,200
  Caregroup Issue, Series A, MBIA Insured, 5.00%, 7/01/25 ........................................     4,250,000      4,330,538
  Caregroup Issue, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/25 ..........................       750,000        815,483
  Central New England Health, Series B, AMBAC Insured, 5.20%, 8/01/28 ............................     5,000,000      5,129,400
  Harvard Pilgrim Health, Series A, FSA Insured, 5.00%, 7/01/18 ..................................     3,000,000      3,147,570
  Lahey Clinic Medical Center, Series B, MBIA Insured, 5.375%, 7/01/23 ...........................     1,000,000      1,012,990
  Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 ............................     9,700,000     10,100,998
  Simmons College, Series C, MBIA Insured, 5.125%, 10/01/28 ......................................     8,000,000      8,183,360
Massachusetts State Industrial Finance Agency Revenue, Suffolk University,
 AMBAC Insured, 5.25%, 7/01/17 ...................................................................     3,000,000      3,241,260
Massachusetts State Port Authority Revenue, Special Facilities, Bosfuel Project,
 MBIA Insured, 5.625%,
  7/01/20 ........................................................................................     1,590,000      1,660,978
  7/01/21 ........................................................................................     1,560,000      1,627,688
  7/01/23 ........................................................................................     2,155,000      2,239,756
  7/01/24 ........................................................................................     2,910,000      3,018,368
Massachusetts State Turnpike Authority Metropolitan Highway System Revenue, sub. lien,
 Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ..............................................     2,100,000      2,125,704
Massachusetts State Water Resource Authority Revenue, Refunding, Series J, FSA Insured,
 5.00%, 8/01/32 ..................................................................................    13,500,000     13,618,800
                                                                                                                   ------------
                                                                                                                     76,612,289
                                                                                                                   ------------
MICHIGAN 10.7%
Allen Park Public School District GO, School Building and Site, MBIA Insured, 5.00%, 5/01/33 .....     8,430,000      8,527,704
Birmingham City School District GO, School Building and Site, FSA Insured, 5.00%, 11/01/33 .......     8,135,000      8,242,545
Central Michigan University Revenue, Series A, AMBAC Insured, 5.05%, 10/01/32 ....................     8,650,000      8,778,625
Chippewa Valley Schools GO, Refunding, AMBAC Insured, 5.00%, 5/01/27 .............................     1,000,000      1,009,940
Detroit City School District GO, Series A, FSA Insured, 5.125%, 5/01/31 ..........................     6,500,000      6,646,445
Detroit Public Improvements GO, Series A-1, MBIA Insured, 5.00%, 4/01/21 .........................    12,390,000     12,897,742
Detroit Sewage Disposal Revenue,
  2004, Series A, MBIA Insured, 5.00%, 7/01/25 ...................................................       710,000        714,679
  2004, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/25 .....................................     3,685,000      3,748,787
  Refunding, senior lien, Series A, FGIC Insured, 5.125%, 7/01/31 ................................     6,000,000      6,122,220
  Refunding, senior lien, Series A, FSA Insured, 5.00%, 7/01/32 ..................................    10,000,000     10,089,900


78 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                                   AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
MICHIGAN (CONT.)
Detroit Water Supply System Revenue, senior lien, Series A,
   FGIC Insured, 5.25%, 7/01/33 ..................................................................   $ 9,815,000   $ 10,100,224
   FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ....................................................    10,185,000     11,388,765
   MBIA Insured, 5.00%, 7/01/34 ..................................................................    10,150,000     10,234,143
Ecorse Public School District GO, FGIC Insured, 5.50%, 5/01/27 ...................................     7,250,000      7,651,868
Grand Rapids Sanitation Sewer System Revenue, FGIC Insured, 5.00%, 1/01/34 .......................    10,000,000     10,128,700
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital,
 Series A, AMBAC Insured, 5.25%, 6/01/17 .........................................................       500,000        523,635
Kalamazoo Hospital Finance Authority Hospital Facility Revenue, Bronson Methodist Hospital,
 Refunding and Improvement,
   MBIA Insured, 5.875%, 5/15/26 .................................................................     5,500,000      5,901,665
   Series A, MBIA Insured, 6.375%, 5/15/17 .......................................................       495,000        504,712
Marquette City Hospital Finance Authority Revenue, Marquette General Hospital, Refunding,
 Series D, FSA Insured, 6.10%, 4/01/19 ...........................................................     5,000,000      5,317,200
Michigan Municipal Bond Authority Revenue, Clean Water Revolving, MBIA Insured, 5.00%,
 10/01/23 ........................................................................................     5,095,000      5,264,205
Michigan State Hospital Finance Authority Revenue,
   Hospital Botsford Obligation, Refunding, Series A, MBIA Insured, 5.25%, 2/15/22 ...............     2,000,000      2,096,100
   Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.00%, 8/15/31 ....................    10,000,000     10,013,900
   St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13 ..................     2,500,000      2,534,875
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co.
 Pollution Project, Refunding, Series BB, AMBAC Insured, 7.00%, 5/01/21 ..........................       250,000        325,048
Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue,
 Detroit Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 .........    10,000,000     10,270,000
Michigan State Trunk Line Revenue, Series A, FSA Insured, 5.25%, 11/01/30 ........................    20,000,000     20,677,600
Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital,
 Series M, MBIA Insured, 5.25%, 11/15/31 .........................................................     4,000,000      4,109,960
Saginaw Valley State University Revenue, Refunding, AMBAC Insured, 5.30%, 7/01/28 ................     3,400,000      3,525,766
Yale Public Schools District GO, FSA Insured, 5.375%, 5/01/27 ....................................     3,845,000      4,006,067
Zeeland Public Schools GO, Refunding, MBIA Insured, 5.25%, 5/01/24 ...............................     3,180,000      3,338,650
                                                                                                                   ------------
                                                                                                                    194,691,670
                                                                                                                   ------------
MINNESOTA 4.1%
Eden Prairie MFHR, Olympic Ridge, Refunding, Series A, GNMA Secured, 6.25%, 1/20/31 ..............     2,000,000      2,062,140
Medford ISD No. 763 GO, Series A, FSA Insured, 5.125%, 2/01/26 ...................................     2,475,000      2,558,630
Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, Series C,
 FGIC Insured, 5.25%, 1/01/26 ....................................................................     8,000,000      8,307,040
Minneapolis and St. Paul Metropolitan Apartments Community Apartment Revenue, Series C,
 FGIC Insured, 5.25%, 1/01/32 ....................................................................     4,500,000      4,653,405
Minneapolis Special School District No. 001 COP, Refunding, Series B,
 FGIC Insured, 4.625%, 2/01/17 ...................................................................     1,635,000      1,688,432
Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
 Fairview Hospital, Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 ...........................    12,280,000     13,275,540
Minnesota State HFAR, Rental Housing, Refunding, Series D, MBIA Insured, 6.00%, 2/01/22 ..........     1,350,000      1,378,660
Robbinsdale ISD No. 281 GO, MBIA Insured, 5.00%, 2/01/22 .........................................     7,340,000      7,572,972
Sauk Rapids ISD No. 47 GO, Series A, MBIA Insured, 5.75%, 2/01/26 ................................    11,850,000     13,135,488
South Washington County ISD No. 833 GO, Series B, FSA Insured, 5.00%,
   2/01/22 .......................................................................................    10,970,000     11,465,844
   2/01/23 .......................................................................................     6,000,000      6,244,920


                                        Quarterly Statements of Investments | 79

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                                   AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
MINNESOTA (CONT.)
Woodbury COP, Series A, AMBAC Insured, 5.35%, 2/01/21 ............................................   $ 2,915,000   $  3,110,713
                                                                                                                   ------------
                                                                                                                     75,453,784
                                                                                                                   ------------
MISSISSIPPI
Harrison County Wastewater Management District Revenue, Wastewater Treatment Facilities,
  Refunding, Series A, FGIC Insured, 8.50%, 2/01/13 ..............................................       200,000        265,910
                                                                                                                   ------------
MISSOURI .3%
St. Louis Municipal Finance Corp. Leasehold Revenue,
   City Justice Center, Series A, AMBAC Insured, Pre-Refunded, 5.95%, 2/15/16 ....................     2,000,000      2,129,720
   Refunding and Improvement, FGIC Insured, Pre-Refunded, 6.25%, 2/15/12 .........................     2,025,000      2,041,078
St. Louis School District GO, Refunding, FGIC Insured, 6.00%, 4/01/12 ............................     1,485,000      1,489,693
                                                                                                                   ------------
                                                                                                                      5,660,491
                                                                                                                   ------------
MONTANA .5%
Montana State Board Workers Compensation Investment Program Revenue,
  MBIA Insured, ETM, 6.875%, 6/01/20 .............................................................     8,500,000      9,538,445
                                                                                                                   ------------
NEBRASKA .2%
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1,
  MBIA Insured, ETM, 6.70%, 6/01/22 ..............................................................     2,500,000      3,090,075
Nebraska Educational Finance Authority Revenue, Creighton University Project,
  AMBAC Insured, 5.95%, 1/01/11 ..................................................................     1,000,000      1,047,380
                                                                                                                   ------------
                                                                                                                      4,137,455
                                                                                                                   ------------
NEVADA .9%
Carson City Hospital Revenue, Series B, AMBAC Insured, Pre-Refunded, 5.40%, 3/01/17 ..............     1,000,000      1,078,040
Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17 .........................................       250,000        307,380
Clark County School District GO, Series A, MBIA Insured, 7.00%, 6/01/10 ..........................     4,000,000      4,751,440
Director of the State Department of Business and Industry Revenue,
  Las Vegas Monorail Project, First Tier, AMBAC Insured, 5.625%, 1/01/34 .........................     5,000,000      5,379,700
Truckee Meadows Water Authority Revenue, Series A, FSA Insured, 5.125%, 7/01/30 ..................     5,000,000      5,127,400
                                                                                                                   ------------
                                                                                                                     16,643,960
                                                                                                                   ------------
NEW JERSEY 1.3%
Essex County Improvement Authority Revenue,
   Garden State Cancer Center Project, AMBAC Insured, 6.00%, 12/01/20 ............................     2,525,000      2,659,759
   Jail and Youth House Projects, AMBAC Insured, Pre-Refunded, 7.00%, 12/01/24 ...................     3,000,000      3,060,000
Middlesex County COP, MBIA Insured, 5.30%, 6/15/29 ...............................................     3,575,000      3,727,867
New Brunswick Parking Authority Revenue, Guaranteed Parking, Series A, MBIA Insured,
  5.00%, 9/01/34 .................................................................................     1,500,000      1,522,005
New Jersey EDA Revenue,
   Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 .......................     3,450,000      3,504,993
   Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 .......................     5,000,000      5,068,200
   Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28 .............................     4,000,000      4,092,720
New Jersey State Turnpike Authority Turnpike Revenue,
   Refunding, Series C, AMBAC Insured, 6.50%, 1/01/16 ............................................        70,000         85,176
   Series C, AMBAC Insured, Pre-Refunded, 6.50%, 1/01/16 .........................................       230,000        279,269
                                                                                                                   ------------
                                                                                                                     23,999,989
                                                                                                                   ------------
NEW MEXICO .1%
Gallup PCR, Plains Electric Generation, Refunding, MBIA Insured, 6.65%, 8/15/17 ..................     2,000,000      2,007,980
                                                                                                                   ------------


80 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                                   AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW YORK 7.0%
Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/10 ....................   $   900,000   $  1,058,985
Dutchess County IDA Civic Facilities Revenue, Bard College Project,
 AMBAC Insured, 5.375%, 6/01/27 ..................................................................     3,945,000      4,113,333
MTA Revenue, Series B, MBIA Insured, 5.00%, 11/15/28 .............................................    20,000,000     20,433,800
MTA Service Contract Revenue, Series B, MBIA Insured, 5.00%, 1/01/31 .............................     7,000,000      7,078,890
Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed,
 FSA Insured, Pre-Refunded, 5.75%, 8/01/29 .......................................................     5,000,000      5,742,250
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
   Refunding, Series B, FGIC Insured, 5.25%, 6/15/29 .............................................    10,405,000     10,643,483
   Series B, AMBAC Insured, 5.25%, 6/15/29 .......................................................     5,000,000      5,114,600
New York City Transitional Finance Authority Revenue,
   Future Tax Secured, Series A, FGIC Insured, 5.125%, 8/01/33 ...................................    14,590,000     14,984,222
   Future Tax Secured, Refunding, Series B, MBIA Insured, 5.00%, 8/01/32 .........................     2,230,000      2,256,425
New York City Trust Cultural Resources Revenue, New York Botanical Garden,
 MBIA Insured, 5.80%, 7/01/26 ....................................................................     2,000,000      2,122,280
New York State Dormitory Authority Revenues,
   Mental Health Services Facilities Improvement, Series B, MBIA Insured, 5.25%, 8/15/31 .........     9,065,000      9,337,585
   Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
    5.25%, 8/15/31 ...............................................................................     5,935,000      6,648,031
   Pace University, MBIA Insured, 5.70%, 7/01/22 .................................................     7,500,000      8,084,775
   Pace University, Refunding, MBIA Insured, 5.75%, 7/01/26 ......................................     2,500,000      2,681,225
   St. John's University, MBIA Insured, 5.70%, 7/01/26 ...........................................    15,000,000     16,038,300
   Vassar Brothers Hospital, FSA Insured, 5.375%, 7/01/25 ........................................     4,000,000      4,184,840
Triborough Bridge and Tunnel Authority Revenues, Refunding, MBIA Insured, 5.00%, 11/15/32 ........     5,000,000      5,055,450
Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue, Refunding,
 Series A, FSA Insured, 5.125%, 10/01/26 .........................................................     1,495,000      1,532,644
                                                                                                                   ------------
                                                                                                                    127,111,118
                                                                                                                   ------------
NORTH CAROLINA .9%
Asheville Water System Revenue, FGIC Insured, 5.70%, 8/01/25 .....................................     1,000,000      1,070,900
North Carolina Medical Care Commission Hospital Revenue, Rex Healthcare Project, AMBAC
 Insured, 5.00%, 6/01/17 .........................................................................     5,000,000      5,233,400
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, MBIA Insured,
 ETM, 6.50%, 1/01/10 .............................................................................        20,000         22,509
Raleigh Durham Airport Authority Airport Revenue, Series A, FGIC Insured, 5.00%,
   11/01/25 ......................................................................................     5,000,000      5,117,900
   11/01/31 ......................................................................................     4,000,000      4,039,280
                                                                                                                   ------------
                                                                                                                     15,483,989
                                                                                                                   ------------
NORTH DAKOTA .3%
Grand Forks Health Care System Revenue, Altru Health System Obligation Group,
 MBIA Insured, 5.625%, 8/15/27 ...................................................................     5,390,000      5,620,746
                                                                                                                   ------------
OHIO 7.2%
Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured,
 5.00%, 12/01/33 .................................................................................     5,000,000      5,054,150
Brookville Local School District GO, FSA Insured, 5.00%, 12/01/31 ................................     2,500,000      2,530,700
Cleveland Airport System Revenue, Series A, FSA Insured,
   5.125%, 1/01/27 ...............................................................................     4,000,000      4,027,360
   5.00%, 1/01/31 ................................................................................    15,405,000     15,508,676


                                        Quarterly Statements of Investments | 81

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                                   AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
OHIO (CONT.)
Cleveland Waterworks Revenue, Refunding and Improvement, Series I, FSA Insured,
   5.00%, 1/01/23 ................................................................................   $ 1,580,000   $  1,623,640
   Pre-Refunded, 5.00%, 1/01/23 ..................................................................     1,170,000      1,269,122
Columbus City School District GO, School Facilities Construction and Improvement,
  FGIC Insured, 5.00%,
   12/01/28 ......................................................................................     8,000,000      8,149,600
   12/01/31 ......................................................................................    10,295,000     10,415,760
Elyria GO, FGIC Insured, 5.40%, 12/01/17 .........................................................     2,400,000      2,578,032
Hamilton County Sales Tax Revenue, Hamilton County Football, Project B, MBIA Insured,
  5.00%, 12/01/27 ................................................................................     3,250,000      3,308,045
Hamilton Wastewater System Revenue, Series A, FSA Insured, 5.15%, 10/15/17 .......................     3,015,000      3,201,689
Licking Heights Local School District GO, School Facilities Construction and Improvements,
  Series A, FGIC Insured, 5.625%, 12/01/28 .......................................................     3,465,000      3,739,497
Lucas County Hospital Revenue, Promedica Healthcare Obligation Group, Refunding,
  AMBAC Insured, 5.375%, 11/15/29 ................................................................     5,000,000      5,142,600
Maumee City School District GO, School Facilities Construction and Improvements,
  FSA Insured, 5.00%, 12/01/27 ...................................................................     3,250,000      3,325,628
Medina City School District GO, FGIC Insured, 5.25%, 12/01/28 ....................................     7,500,000      7,728,375
Ohio State GO, Common Schools, FSA Insured, 5.00%, 9/15/21 .......................................     3,230,000      3,361,590
Ohio State Turnpike Commission Turnpike Revenue, Series A, MBIA Insured,
  Pre-Refunded, 5.50%, 2/15/26 ...................................................................    12,000,000     12,714,600
Olentangy Local School District GO, School Facilities Construction and Improvement,
  Series A, FGIC Insured, 5.25%, 12/01/32 ........................................................    11,450,000     11,936,740
Springfield City School District GO, FGIC Insured, 5.20%, 12/01/23 ...............................     3,860,000      4,107,966
Streetsboro City School District GO, School Improvement, MBIA Insured, 5.125%, 12/01/21 ..........     3,700,000      3,900,984
Sugarcreek Local School District GO, Refunding, School Improvement, MBIA Insured,
  5.00%, 12/01/31 ................................................................................     8,000,000      8,098,240
Toledo City School District GO, School Facilities Improvement, Series B,
  FGIC Insured, 5.00%, 12/01/32 ..................................................................     4,000,000      4,046,200
University of Cincinnati COP, University Center Project, MBIA Insured, 5.125%, 6/01/24 ...........     2,950,000      3,043,987
West Holmes Local School District GO, MBIA Insured, 5.375%, 12/01/17 .............................     3,100,000      3,324,626
                                                                                                                   ------------
                                                                                                                    132,137,807
                                                                                                                   ------------
OKLAHOMA .3%
McGee Creek Authority Water Revenue, MBIA Insured, 6.00%, 1/01/23 ................................       300,000        356,175
Okmulgee County Governmental Building Authority Sales Tax Revenue, first mortgage,
  MBIA Insured, 6.20%, 3/01/20 ...................................................................     1,625,000      1,815,109
Tulsa Industrial Authority Revenue, Holland Hall School Project, FSA Insured,
  Pre-Refunded, 6.75%, 12/01/14 ..................................................................     3,270,000      3,335,400
                                                                                                                   ------------
                                                                                                                      5,506,684
                                                                                                                   ------------
OREGON 1.8%
Chemeketa Community College District GO, FGIC Insured, Pre-Refunded, 5.95%, 6/01/16 ..............     3,000,000      3,169,050
Clackamas Community College District Revenue, MBIA Insured, Pre-Refunded, 5.80%, 6/01/26 .........     2,500,000      2,635,375
Josephine County School District No. 7 GO, FGIC Insured, 5.70%, 6/01/13 ..........................     5,000,000      5,416,150
Northern Wasco County Peoples Utilities District Electric Revenue, FGIC Insured,
  5.625%, 12/01/22 ...............................................................................     1,000,000      1,042,380
Ontario Catholic Health Revenue, Holy Rosary Medical Center, MBIA Insured,
  5.50%, 11/15/12 ................................................................................       700,000        733,054


82 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                                   AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
OREGON (CONT.)
Oregon Health Sciences University Revenue,
   Series A, MBIA Insured, 5.00%, 7/01/32 ........................................................   $ 8,000,000   $  8,111,120
   Series B, MBIA Insured, 5.25%, 7/01/15 ........................................................     1,500,000      1,593,690
Oregon State Department of Administrative Services COP,
   Series A, AMBAC Insured, Pre-Refunded, 5.80%, 5/01/24 .........................................     5,000,000      5,461,550
   Series A, MBIA Insured, Pre-Refunded, 5.70%, 5/01/17 ..........................................     1,000,000      1,059,490
Port of Portland International Airport Revenue, Portland International Airport, Series 11,
 FGIC Insured, 5.625%, 7/01/26 ...................................................................     1,000,000      1,042,730
Washington County Unified Sewer Agency Revenue, senior lien, FGIC Insured, Pre-Refunded,
 5.50%, 10/01/16 .................................................................................     1,845,000      1,972,877
                                                                                                                   ------------
                                                                                                                     32,237,466
                                                                                                                   ------------
PENNSYLVANIA 2.0%
Allegheny County Hospital Development Authority Revenue, Health System, Series A,
 MBIA Insured, 6.50%, 11/15/30 ...................................................................    10,000,000     11,678,800
Beaver County GO, Series A, MBIA Insured, Pre-Refunded, 5.90%, 10/01/26 ..........................     2,000,000      2,133,660
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM,
 6.00%, 9/01/19 ..................................................................................       500,000        592,835
Philadelphia Airport Revenue, Philadelphia Airport System, Series A, AMBAC Insured,
 6.10%, 6/15/25 ..................................................................................     4,000,000      4,148,400
Philadelphia Gas Works Revenue, 1998 General Ordinance, 4th Series,
 FSA Insured, 5.00%, 8/01/32 .....................................................................     4,000,000      4,030,520
Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured, 5.25%, 11/01/24 ...............     2,000,000      2,117,940
Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District Sales Tax,
 AMBAC Insured, 5.25%, 2/01/31 ...................................................................     6,000,000      6,172,680
Pittsburgh Water and Sewer System Authority Revenue, Refunding, FGIC Insured, ETM,
 7.25%, 9/01/14 ..................................................................................        90,000        108,133
State Public School Building Authority School Revenue, Philadelphia School District Project,
 FSA Insured, 5.00%, 6/01/33 .....................................................................     5,000,000      5,048,250
                                                                                                                   ------------
                                                                                                                     36,031,218
                                                                                                                   ------------
RHODE ISLAND .7%
Providence GO, Series A, FSA Insured, Pre-Refunded, 5.70%, 7/15/19 ...............................     3,000,000      3,285,750
Rhode Island Clean Water Financing Agency Revenue, Cranston Wastewater Treatment System,
 MBIA Insured, 5.80%, 9/01/22 ....................................................................     7,785,000      8,226,409
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
 Lifespan Obligation Group, MBIA Insured, 5.75%, 5/15/23 .........................................     1,750,000      1,899,293
                                                                                                                   ------------
                                                                                                                     13,411,452
                                                                                                                   ------------
SOUTH CAROLINA .5%
Piedmont Municipal Power Agency Electric Revenue, Refunding, FGIC Insured,
 6.25%, 1/01/21 ..................................................................................       200,000        245,978
Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program, Series A,
 FSA Insured, ETM, 7.125%, 7/01/17 ...............................................................     3,000,000      3,682,080
South Carolina Jobs EDA Industrial Revenue, South Carolina Electric and Gas Co. Project,
 Series A, AMBAC Insured, 5.20%, 11/01/27 ........................................................     5,000,000      5,186,800
Spartanburg Sanitation Sewer District Sewer System Revenue, MBIA Insured, Pre-Refunded,
 5.50%, 6/01/27 ..................................................................................       500,000        543,930
                                                                                                                   ------------
                                                                                                                      9,658,788
                                                                                                                   ------------


                                        Quarterly Statements of Investments | 83

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                                   AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
SOUTH DAKOTA .8%
Brookings COP, AMBAC Insured, 5.10%, 12/01/18 ....................................................   $ 5,000,000   $  5,252,500
Grant County PCR, Refunding, MBIA Insured, 5.90%, 6/01/23 ........................................     4,800,000      4,859,520
Sioux Falls Medical Clinic Revenue, AMBAC Insured, 8.00%, 9/01/08 ................................     1,035,000      1,048,879
South Dakota Lease Revenue, Series A, FSA Insured, 6.75%, 12/15/16 ...............................     2,720,000      3,255,024
                                                                                                                   ------------
                                                                                                                     14,415,923
                                                                                                                   ------------
TENNESSEE .7%
Johnson City Health and Educational Facilities Board Hospital Revenue, Series 2000 A,
  MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 ....................................................     2,780,000      2,879,774
Johnson City Health and Educational Revenue, Medical Center Hospital,
  Refunding and Improvement, MBIA Insured, ETM, 5.25%, 7/01/28 ...................................     8,500,000      8,867,030
                                                                                                                   ------------
                                                                                                                     11,746,804
                                                                                                                   ------------
TEXAS 10.7%
Austin Hotel Occupancy Tax Revenue, Refunding, sub. lien, AMBAC Insured,
   5.625%, 11/15/21 ..............................................................................     2,355,000      2,564,948
   5.80%, 11/15/29 ...............................................................................    13,750,000     14,934,700
Austin Water and Wastewater System Revenue, Refunding, Series B, FSA Insured,
   5.125%, 5/15/27 ...............................................................................    11,125,000     11,416,252
   5.25%, 5/15/31 ................................................................................     5,000,000      5,142,950
Bell County Health Facilities Development Corporate Revenue, Hospital Cook Children's Medical,
  Refunding, FSA Insured, 5.30%, 12/01/23 ........................................................     5,000,000      5,220,100
Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured,
  ETM, 6.30%, 1/01/17 ............................................................................    12,230,000     14,175,671
Dallas-Fort Worth International Airport Revenue,
   Joint Series A, FGIC Insured, 6.00%, 11/01/21 .................................................     2,210,000      2,415,530
   Refunding and Improvement, Joint Series A, FGIC Insured, 5.625%, 11/01/21 .....................    12,000,000     12,845,160
Fort Bend County Levee ID No. 011 GO, AMBAC Insured, Pre-Refunded, 6.00%,
   9/01/21 .......................................................................................     1,395,000      1,436,292
   9/01/22 .......................................................................................     1,495,000      1,539,252
   9/01/23 .......................................................................................     1,610,000      1,657,656
Harris County Health Facilities Development Corp. Revenue, Christus Health,
  Refunding, Series A, MBIA Insured, 5.375%, 7/01/29 .............................................    22,000,000     22,720,280
Harris County Hospital District Mortgage Revenue, AMBAC Insured,
   7.40%, 2/15/10 ................................................................................     1,200,000      1,346,544
   ETM, 7.40%, 2/15/10 ...........................................................................       875,000        945,971
Harris County Houston Sports Authority Revenue, senior lien, Series G, MBIA Insured,
  5.25%, 11/15/30 ................................................................................    21,325,000     21,987,568
Houston Airport System Revenue, sub. lien, Series B, FSA Insured, 5.50%, 7/01/30 .................     4,700,000      4,957,842
Houston Water and Sewer System Revenue, junior lien,
   Series B, FGIC Insured, Pre-Refunded, 5.75%, 12/01/30 .........................................    10,000,000     11,433,600
   Series C, FGIC Insured, Pre-Refunded, 5.375%, 12/01/27 ........................................     6,800,000      7,454,840
Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%, 8/01/29 ..........     1,000,000      1,001,050
Matagorda County Navigation District No. 1 Revenue, Houston Industries Inc. Project, Refunding,
   Series A, MBIA Insured, 5.25%, 11/01/29 .......................................................     3,185,000      3,236,565
   Series B, MBIA Insured, 5.15%, 11/01/29 .......................................................     2,750,000      2,798,895
Palo Duro River Authority GO, Refunding, FSA Insured, 6.375%, 8/01/08 ............................     4,945,000      5,322,650


84 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                                   AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
TEXAS (CONT.)
Pflugerville GO, FGIC Insured,
  5.25%, 8/01/27 .................................................................................   $ 3,320,000   $  3,444,766
  5.20%, 8/01/32 .................................................................................     3,000,000      3,083,700
Portland Community Center Complex Development Corp. Sales Tax Revenue, Refunding,
 AMBAC Insured, 5.45%, 2/15/25 ...................................................................     1,450,000      1,533,012
San Antonio Water Revenue, Refunding and Improvement, MBIA Insured, 5.60%, 5/15/21 ...............     3,250,000      3,456,212
San Marcos Waterworks and Sewer Systems Revenue, Series 1998, FSA Insured,
 5.125%, 8/15/20 .................................................................................     2,870,000      3,030,376
Smithville HDC Mortgage Revenue, Smithville Retirement, Refunding, Series A,
 MBIA Insured, 6.40%, 1/01/22 ....................................................................       930,000        955,733
Southeast HDC Mortgage Revenue, Stonegate Retirement, MBIA Insured, 6.40%, 1/01/24 ...............       995,000      1,029,546
Tarrant County Health Facilities Development Corp. Health Systems Revenue,
 Harris Methodist Health System, MBIA Insured, ETM, 6.00%, 9/01/24 ...............................     3,250,000      3,827,233
Tarrant County Health Facilities Development Corp. Hospital Revenue,
 Fort Worth Osteopathic Hospital, MBIA Insured, 5.125%, 5/15/21 ..................................     2,905,000      2,922,343
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center Project,
  Series B, FSA Insured, 5.50%, 11/01/17 .........................................................     1,000,000      1,068,050
  Series C, FSA Insured, 5.60%, 11/01/27 .........................................................     1,430,000      1,506,005
  Series D, FSA Insured, 5.375%, 11/01/27 ........................................................     8,800,000      9,076,056
United ISD, GO, 5.125%, 8/15/26 ..................................................................     3,000,000      3,091,140
                                                                                                                   ------------
                                                                                                                    194,578,488
                                                                                                                   ------------
U.S. TERRITORIES
District of Columbia HFA, RMR, Series 1986-1, FGIC Insured, 7.75%, 9/01/16 .......................       235,000        236,032
                                                                                                                   ------------
UTAH .8%
Intermountain Power Agency Power Supply Revenue, Refunding, Series B, MBIA Insured,
 5.75%, 7/01/19 ..................................................................................     3,250,000      3,555,825
Provo Electric System Revenue, Refunding, Series A, AMBAC Insured, ETM,
 10.375%, 9/15/15 ................................................................................        35,000         48,884
Utah County Hospital Revenue, IHC Health Services Inc., MBIA Insured, ETM, 5.25%,
  8/15/21 ........................................................................................     5,000,000      5,241,100
  8/15/26 ........................................................................................     5,000,000      5,121,000
                                                                                                                   ------------
                                                                                                                     13,966,809
                                                                                                                   ------------
VIRGINIA .8%
Chesapeake IDA Public Facilities Lease Revenue, Chesapeake Jail Project, MBIA Insured,
 6.00%, 6/01/12 ..................................................................................     5,000,000      5,112,050
Middle River Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%, 5/15/28 .........     3,510,000      3,601,892
Spotsylvania County Water and Sewer System Revenue, MBIA Insured, 5.40%, 6/01/27 .................     3,850,000      4,024,636
Winchester IDA Educational Facilities Revenue, first mortgage,
 Shenandoah University Project, MBIA Insured,
  5.00%, 10/01/18 ................................................................................     1,000,000      1,047,240
  5.25%, 10/01/28 ................................................................................     1,420,000      1,458,993
                                                                                                                   ------------
                                                                                                                     15,244,811
                                                                                                                   ------------


                                        Quarterly Statements of Investments | 85

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL
FRANKLIN INSURED TAX-FREE INCOME FUND                                                               AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
WASHINGTON 2.5%
Douglas County PUD No. 1 Electric Systems Revenue, MBIA Insured, Pre-Refunded,
 6.00%, 1/01/15 ..............................................................................    $   900,000   $      920,853
King County Sewer Revenue, MBIA Insured, Pre-Refunded, 6.125%, 1/01/33 ........................     3,000,000        3,069,810
Klickitat County PUD No. 1 Electric Revenue, FGIC Insured, Pre-Refunded,
  5.65%, 10/01/15 .............................................................................     1,000,000        1,039,880
  5.75%, 10/01/27 .............................................................................     1,000,000        1,040,690
Mason County GO, School District No. 402, Pioneer, MBIA Insured, Pre-Refunded,
 6.60%, 12/01/11 ..............................................................................     1,040,000        1,040,000
Pierce County GO, School District No. 003 Puyallup, FGIC Insured, Pre-Refunded,
 5.70%, 12/01/15 ..............................................................................     1,000,000        1,096,320
Port of Longview GO, MBIA Insured, 6.00%, 11/01/15 ............................................     2,000,000        2,120,920
Seattle Water System Revenue, FGIC Insured, 5.625%, 8/01/26 ...................................     2,000,000        2,126,060
Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured,
 ETM, 6.65%, 1/01/16 ..........................................................................     4,250,000        5,149,682
Tacoma GO, Series A, MBIA Insured, 5.625%, 12/01/22 ...........................................     3,400,000        3,606,686
Washington State GO, Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 ...................     6,000,000        6,288,720
Washington State Health Care Facilities Authority Revenue,
  Providence Services, MBIA Insured, 5.50%, 12/01/26 ..........................................     5,000,000        5,272,950
  Swedish Health Services, Refunding, AMBAC Insured, 5.50%, 11/15/28 ..........................    13,000,000       13,385,840
                                                                                                                --------------
                                                                                                                    46,158,411
                                                                                                                --------------
WEST VIRGINIA .9%
Harrison County Community Solid Waste Disposal Revenue, Potomac Edison Co.,
 Series C, AMBAC Insured, 6.75%, 8/01/24 ......................................................    11,560,000       11,861,947
West Virginia State GO, Series A, FGIC Insured, 5.00%, 11/01/21 ...............................     5,000,000        5,182,650
                                                                                                                --------------
                                                                                                                    17,044,597
                                                                                                                --------------
WISCONSIN .2%
Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E,
 FGIC Insured, 6.90%, 8/01/21 .................................................................     3,000,000        3,874,710
                                                                                                                --------------
WYOMING .6%
Natrona County Hospital Revenue, Wyoming Medical Center Projects, Refunding,
 AMBAC Insured, Pre-Refunded, 6.00%, 9/15/24 ..................................................     9,885,000       10,466,436
                                                                                                                --------------
TOTAL BONDS ...................................................................................                  1,786,904,006
                                                                                                                --------------
STEP-UP BONDS 1.5%
Kentucky Economic Development Finance Authority Health System Revenue,
 Norton Healthcare Inc.,
  Refunding, Series C, MBIA Insured, zero cpn. to 10/01/05, 6.15% thereafter, 10/01/26 ........    12,195,000       12,555,240
  Series C, MBIA Insured, zero cpn. to 10/01/05, 6.05% thereafter, 10/01/20 ...................    12,760,000       13,535,808
                                                                                                                --------------
TOTAL STEP-UP BONDS ...........................................................................                     26,091,048
                                                                                                                --------------
TOTAL LONG TERM INVESTMENTS (COST $1,713,132,736) .............................................                  1,812,995,054
                                                                                                                --------------


86 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
     FRANKLIN INSURED TAX-FREE INCOME FUND                                                               AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     SHORT TERM INVESTMENTS .3%
     BONDS
     MASSACHUSETTS .2%
 (a) Massachusetts State Water Resource Authority Revenue, Multi-Modal, Refunding,
      Sub Series D, Daily VRDN and Put, 1.68%, 8/01/17 ............................................   $ 3,250,000   $    3,250,000
                                                                                                                    --------------
     NEW YORK .1%
 (a) Long Island Power Authority Electric System Revenue, Sub Series 2,
      Daily VRDN and Put, 1.64%, 5/01/33 ..........................................................     2,150,000        2,150,000
 (a) New York City GO, Series H, Sub Series H-3, Daily VRDN and Put, 1.64%,
       8/01/22 ....................................................................................       800,000          800,000
       8/01/23 ....................................................................................       100,000          100,000
                                                                                                                    --------------
                                                                                                                         3,050,000
                                                                                                                    --------------
     TOTAL SHORT TERM INVESTMENTS (COST $6,300,000) ...............................................                      6,300,000
                                                                                                                    --------------
     TOTAL INVESTMENTS (COST $1,719,432,736) 99.7% ................................................                  1,819,295,054
     OTHER ASSETS, LESS LIABILITIES .3% ...........................................................                      5,696,212
                                                                                                                    --------------
     NET ASSETS 100.0% ............................................................................                 $1,824,991,266
                                                                                                                    ==============

See Glossary of Terms on page 157.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 87

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                                 AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 95.6%
BONDS 94.3%
Bellevue GO, Public Project, Harbor Greene Project, 5.00%, 2/01/34 ...............................   $ 1,065,000   $  1,074,276
Boone County GO, Public Project, 5.00%,
   4/01/20 .......................................................................................     1,310,000      1,375,435
   4/01/21 .......................................................................................     1,000,000      1,044,180
Boone County PCR, Dayton Power and Light Co., Collateralized, Refunding, Series A,
  6.50%, 11/15/22 ................................................................................       710,000        736,128
Boone Florence Water Commission Water Supply Systems Revenue, Refunding,
  FGIC Insured, 5.00%,
   12/01/22 ......................................................................................     1,200,000      1,256,964
   12/01/27 ......................................................................................     2,000,000      2,042,120
Bowling Green ISD, Finance Corp. School Building Revenue, 5.75%, 1/01/20 .........................     1,140,000      1,263,975
Campbell and Kenton Counties Sanitation District No.1 Sanitation District Revenue, Series A,
  FSA Insured, 5.00%,
   8/01/19 .......................................................................................     1,500,000      1,585,890
   8/01/24 .......................................................................................     2,000,000      2,065,380
Children's Trust Fund Tobacco Settlement Revenue, Asset Backed Bonds, Refunding,
  5.375%, 5/15/33 ................................................................................     1,915,000      1,787,078
Christian County Hospital Revenue, Jennie Stuart Medical Center, Series A, 6.00%, 7/01/17 ........     1,000,000      1,050,930
Christian County Public Courthouse Corp. Lease Revenue, District Court Facilities Project,
  5.125%, 8/01/20 ................................................................................     1,015,000      1,077,615
Elizabethtown Public Properties Holding Inc. Revenue, First Mortgage, Administrative Office
  of the Courts, Judicial Facilities Project, MBIA Insured, 5.20%, 4/01/22 .......................     2,000,000      2,122,400
Fayette County School District Finance Corp. School Building Revenue,
   5.50%, 9/01/18 ................................................................................     2,500,000      2,727,950
   Series A, AMBAC Insured, 5.25%, 4/01/20 .......................................................     2,160,000      2,327,573
Florence GO, Public Project, Series A, FGIC Insured, 5.00%, 11/01/32 .............................     1,000,000      1,011,060
Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8
  Assisted Projects, Refunding, Series A, MBIA Insured, 6.10%, 1/01/24 ...........................       405,000        405,158
Hancock County Solid Waste Disposal Revenue, Willamette Industries Inc.
  Project, 6.60%, 5/01/26 ........................................................................     1,000,000      1,039,580
Hardin County School District Finance Corp. School Building Revenue, 5.75%, 2/01/20 ..............     1,500,000      1,654,110
Hardin County Water District No. 2, Water System Revenue, Series A, AMBAC Insured,
  5.00%, 1/01/31 .................................................................................     2,620,000      2,635,117
Harlan County Justice Center Revenue, First Judicial Center Project, AMBAC Insured,
  5.00%, 3/01/25 .................................................................................     1,330,000      1,364,846
Henry County Water District No. 2 Water Revenue, Refunding, MBIA Insured, 4.75%, 1/01/28 .........     2,035,000      2,023,624
Jefferson County Health Facilities Revenue, Jewish Hospital Healthcare Services Inc.,
  Refunding, AMBAC Insured, 5.75%, 1/01/26 .......................................................     1,000,000      1,072,550
Jefferson County PCR, DuPont, Series A, 6.30%, 7/01/12 ...........................................       450,000        462,910
Jefferson County School District Finance Corp. School Building Revenue,
   Series A, FSA Insured, 5.25%, 7/01/18 .........................................................     1,500,000      1,606,905
   Series C, MBIA Insured, 4.00%, 9/01/17 ........................................................     1,535,000      1,528,860
Jessamine County School District Finance Corp. School Building Revenue, 5.50%, 1/01/21 ...........     2,500,000      2,614,975
Kenton County Airport Board Revenue, Cincinnati/Northern Kentucky International Airport,
  Series B, MBIA Insured, 5.75%, 3/01/13 .........................................................     1,230,000      1,302,324
Kenton County Airport Board Revenue, Special Facilities, Delta Airlines Inc. Project,
   Series A, 7.50%, 2/01/20 ......................................................................       445,000        358,999
   Series A, 7.125%, 2/01/21 .....................................................................       325,000        250,806
   Series B, 7.25%, 2/01/22 ......................................................................       445,000        353,085


88 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                                 AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Kentucky Area Development Districts Financing Trust Lease Program Revenue, City of Ewing,
  6.00%, 6/01/30 .................................................................................   $ 2,000,000   $  2,140,520
  Series C, 6.00%, 6/01/30 .......................................................................     1,285,000      1,425,258
  Series E, 5.70%, 6/01/22 .......................................................................     1,000,000      1,102,850
Kentucky Economic Development Finance Authority Hospital System Revenue,
 Appalachian Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22 ........     2,000,000      1,876,980
Kentucky Economic Development Finance Authority Revenue, Catholic Health Project,
 Refunding and Improvement, Series A, 5.00%, 12/01/18 ............................................     2,000,000      2,035,540
Kentucky Infrastructure Authority Revenue, Infrastructure Revolving Fund Program,
 Series J, Pre-Refunded, 6.375%, 6/01/14 .........................................................       500,000        520,685
Kentucky Infrastructure Authority Revenue, Series A, 5.00%,
  6/01/19 ........................................................................................     1,140,000      1,196,658
  6/01/20 ........................................................................................     1,250,000      1,307,050
  6/01/21 ........................................................................................     1,190,000      1,239,504
Kentucky Rural Water Finance Corp. Public Project Revenue,
  Flexible Term Program, Series A, 5.00%, 2/01/26 ................................................     1,055,000      1,074,750
  Multimodal Flexible Term PG H, 5.00%, 2/01/34 ..................................................     1,500,000      1,512,990
Kentucky State Property and Buildings Commission Revenues,
  Project No. 62, Refunding, 2nd Series, 5.25%, 10/01/18 .........................................     3,540,000      3,813,713
  Project No. 64, MBIA Insured, Pre-Refunded, 5.50%, 5/01/17 .....................................     1,535,000      1,720,152
  Project No. 69, Refunding, Series A, FSA Insured, 5.00%, 8/01/21 ...............................     2,300,000      2,397,681
  Project No. 77, Refunding, MBIA Insured, 5.00%, 8/01/23 ........................................       820,000        854,465
  Project No. 77, Refunding, MBIA Insured, Pre-Refunded, 5.00%, 8/01/23 ..........................       280,000        310,915
Lawrenceburg Water and Sewer Revenue, MBIA Insured, 5.00%, 10/01/28 ..............................     1,730,000      1,762,022
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drain System Revenue,
 Series A, FGIC Insured, 5.00%, 5/15/30 ..........................................................     2,750,000      2,769,690
Louisville Parking Authority of River City Revenue, MBIA Insured, 5.00%, 6/01/29 .................     3,290,000      3,335,139
Louisville Waterworks Board Water System Revenue, Louisville Water Co.,
  FSA Insured, 5.50%, 11/15/25 ...................................................................     2,000,000      2,145,380
  Refunding, FSA Insured, 5.25%, 11/15/24 ........................................................     2,500,000      2,630,125
McCracken County Hospital Revenue, Mercy Health System, Refunding, Series A,
 MBIA Insured, 6.40%, 11/01/07 ...................................................................       500,000        512,225
Northern Kentucky University COP, AMBAC Insured, 5.00%, 12/01/27 .................................     1,500,000      1,528,695
Northern Kentucky Water Service District Revenue, MBIA Insured, 4.875%, 2/01/20 ..................     1,270,000      1,315,796
Oldham County School District Finance Corp. School Building Revenue, MBIA Insured,
 5.00%, 5/01/24 ..................................................................................     5,680,000      5,900,157
Pendleton County Multi-County Lease Revenue, Kentucky Association of Counties Leasing Trust,
 Series A, 6.50%, 3/01/19 ........................................................................     1,050,000      1,062,779
Puerto Rico Commonwealth GO, Public Improvement, Series A,
  5.125%, 7/01/31 ................................................................................     3,125,000      3,151,781
  Pre-Refunded, 5.125%, 7/01/31 ..................................................................     1,875,000      2,088,694
Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series D,
 5.375%, 7/01/36 .................................................................................     2,500,000      2,582,300
Puerto Rico PBA Revenue, Government Facilities, Series D,
  5.25%, 7/01/36 .................................................................................       455,000        466,407
  Pre-Refunded, 5.25%, 7/01/36 ...................................................................       995,000      1,106,490


                                        Quarterly Statements of Investments | 89

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         PRINCIPAL
     FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                                AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     Russell Health System Revenue,
       Our Lady of Bellefonte, Pre-Refunded, 5.50%, 7/01/15 ..........................................   $   800,000   $    880,656
       Pre-Refunded, 8.10%, 7/01/15 ..................................................................       145,000        160,750
       Pre-Refunded, 8.10%, 7/01/15 ..................................................................       140,000        152,295
     Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.625%, 10/01/25 ........     2,000,000      2,058,060
                                                                                                                       ------------
     TOTAL BONDS                                                                                                        103,361,955
                                                                                                                       ------------
     STEP-UP BONDS 1.3%
     Kentucky Economic Development Finance Authority Revenue, Norton Healthcare Inc., Series C,
      MBIA Insured, zero cpn. to 10/01/05, 6.15% thereafter,
       10/01/24 ......................................................................................       405,000        423,302
       10/01/25 ......................................................................................       935,000        967,501
                                                                                                                       ------------
     TOTAL STEP-UP BONDS                                                                                                  1,390,803
                                                                                                                       ------------
     TOTAL LONG TERM INVESTMENTS (COST $99,996,667) ..................................................                  104,752,758
                                                                                                                       ------------
     SHORT TERM INVESTMENTS 2.8%
     BONDS
 (a) Berea Educational Facilities Revenue, Series A, Daily VRDN and Put, 1.68%, 6/01/32 ..............     2,900,000      2,900,000
 (a) Kentucky Area Development Districts Financing Trust Lease Program Revenue,
      Ewing Acquisition Project, Weekly VRDN and Put, 1.78%, 6/01/33 .................................       210,000        210,000
                                                                                                                       ------------
     TOTAL SHORT TERM INVESTMENTS (COST $3,110,000) ..................................................                    3,110,000
                                                                                                                       ------------
     TOTAL INVESTMENTS (COST $103,106,667) 98.4% .....................................................                  107,862,758
     OTHER ASSETS, LESS LIABILITIES 1.6% .............................................................                    1,771,549
                                                                                                                       ------------
     NET ASSETS 100.0% ...............................................................................                 $109,634,307
                                                                                                                       ============

See Glossary of Terms on page 157.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


90 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                                AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.1%
BONDS
Bossier City Public Improvement Sales and Use Tax Revenue,
   FGIC Insured, 5.00%, 12/01/19 .................................................................   $ 1,145,000   $  1,203,109
   Refunding, FGIC Insured, 5.00%, 12/01/21 ......................................................     1,875,000      1,947,037
   Refunding, FGIC Insured, 5.00%, 12/01/22 ......................................................     1,515,000      1,562,329
Bossier Parish Sales and Use Tax Revenue, AMBAC Insured, 5.00%, 7/01/20 ..........................     1,900,000      2,012,157
Calcasieu Parish Public Trust Authority Mortgage Revenue, Refunding, Series B,
  6.875%, 11/01/12 ...............................................................................       105,000        105,183
Calcasieu Parish Public Trust Authority SFMR, Series A, GNMA Secured, 6.40%, 4/01/32 .............        20,000         20,582
Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese Student
  Housing Project, MBIA Insured, 5.25%,
   5/01/21 .......................................................................................     1,505,000      1,611,494
   5/01/33 .......................................................................................     2,500,000      2,585,100
De Soto Parish Environmental Improvement Revenue, International Paper Co. Project, Series A,
   7.70%, 11/01/18 ...............................................................................     1,500,000      1,532,910
   5.65%, 12/01/21 ...............................................................................     1,000,000      1,015,180
De Soto Parish PCR, Cleco Utility Group Inc. Project, Refunding, AMBAC Insured,
  5.875%, 9/01/29 ................................................................................    11,500,000     12,634,245
Denham Spring Livingston Housing and Mortgage Finance Authority SFHR, Series A,
  FHA Insured, ETM, 7.20%, 8/01/10 ...............................................................     1,380,000      1,666,847
East Baton Rouge Mortgage Finance Authority Revenue, SFM Purchase, Refunding,
  Series A, 6.10%, 10/01/29 ......................................................................       390,000        400,241
East Baton Rouge Parish Sales and Use Tax Revenue,
   Public Improvement, Series ST, FGIC Insured, 5.00%, 2/01/20 ...................................     1,000,000      1,047,940
   Series ST, FGIC Insured, Pre-Refunded, 5.90%, 2/01/18 .........................................       750,000        766,080
Ernest N. Morial New Orleans Exhibit Hall Authority Special Tax, senior sub. note, Series A,
  AMBAC Insured, 5.00%, 7/15/33 ..................................................................     5,000,000      5,052,050
Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured,
  5.00%, 11/01/27 ................................................................................     5,000,000      5,093,400
Jefferson Parish Revenue, Public Improvement, 24 Judicial District Project, MBIA Insured,
  5.00%, 4/01/29 .................................................................................     3,060,000      3,103,085
Jefferson Parish West Jefferson Park and Community Center Revenue, MBIA Insured,
  5.00%, 10/01/29 ................................................................................     2,925,000      2,979,405
Jefferson Sales Tax District Special Sales Tax Revenue,
   Refunding, FSA Insured, 5.00%, 12/01/22 .......................................................     3,000,000      3,093,720
   Special Tax Bond, AMBAC Insured, 5.00%, 12/01/20 ..............................................     4,195,000      4,383,649
Lafayette Public Trust Financing Authority Revenue, Ragin Cajun Facilities Inc. Project,
  MBIA Insured, 5.00%, 10/01/22 ..................................................................     1,500,000      1,572,315
Lafayette Public Trust Financing Authority SFMR, Series A, ETM, 7.20%, 4/01/11 ...................        30,000         36,363
Lafourche Parish Home Mortgage Authority SFMR, ETM, 7.40%, 7/01/10 ...............................        75,000         84,914
Livingston Parish Waterworks Revenue, Ward Two Water District, AMBAC Insured,
  5.125%, 4/01/29 ................................................................................     2,200,000      2,269,542
Louisiana HFA Mortgage Revenue,
   MF, Refunding, Series A, FHA Insured, 7.00%, 7/01/22 ..........................................       415,000        415,266
   MF, Westview Project, FHA Insured, 7.80%, 4/01/30 .............................................       750,000        759,787
   SF, Series A-1, GNMA Secured, 5.45%, 12/01/20 .................................................     1,250,000      1,276,000


                                        Quarterly Statements of Investments | 91

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                                AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Louisiana Local Government Environmental Facilities CDA Revenue,
   Delgado Community College Foundation Project, AMBAC Insured, 6.00%, 10/01/29 ..................   $ 1,000,000   $  1,114,230
   Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/21 ...............................     2,215,000      2,302,160
   MBIA Insured, 5.00%, 12/01/26 .................................................................     3,000,000      3,065,400
   Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/26 ............     2,000,000      2,105,360
   Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31 ............     2,000,000      2,091,000
   Southeastern Louisiana Student Housing, Series A, MBIA Insured, 5.00%, 8/01/27 ................     3,000,000      3,059,700
Louisiana Local Government Environmental Facility Revenue, Baton Rouge Apartments,
  Series A, MBIA Insured, 6.375%, 1/01/30 ........................................................     4,265,000      4,569,436
Louisiana Public Facilities Authority Hospital Revenue,
   Franciscan Missionaries, Series C, MBIA Insured, 5.00%, 7/01/19 ...............................     3,750,000      3,903,750
   Pendleton Memorial Methodist, Pre-Refunded, 5.25%, 6/01/28 ....................................     4,500,000      4,930,650
   Touro Infirmary Project, Series A, 5.625%, 8/15/29 ............................................     6,000,000      6,062,040
Louisiana Public Facilities Authority Revenue,
   Centenary College Project, Refunding, 5.75%, 2/01/29 ..........................................     7,300,000      6,943,176
   Dillard University Project, Refunding, AMBAC Insured, 5.00%, 2/01/18 ..........................     1,500,000      1,579,905
   Dillard University Project, Series A, AMBAC Insured, 5.30%, 8/01/26 ...........................     1,540,000      1,616,954
   HFA, Mortgage Purchase, FNMA Insured, 6.05%, 1/01/26 ..........................................     1,200,000      1,217,556
   Mortgage Purchase, HFA, Refunding, Series A, FNMA Insured, 6.40%, 7/20/20 .....................     1,900,000      1,944,308
   Ochsner Clinic Foundation Project, Series A, MBIA Insured, 5.00%, 5/15/22 .....................     1,000,000      1,035,510
   Ochsner Clinic Foundation Project, Series B, 5.75%, 5/15/23 ...................................     2,500,000      2,624,350
   Tulane University, AMBAC Insured, Pre-Refunded, 6.05%, 10/01/25 ...............................     5,500,000      5,988,015
   Tulane University, Refunding, Series A, AMBAC Insured, 5.125%, 7/01/27 ........................     3,000,000      3,091,950
   Xavier University of Louisiana Project, Refunding, MBIA Insured, 5.25%, 9/01/17 ...............     1,000,000      1,083,610
   Xavier University of Louisiana Project, Refunding, MBIA Insured, 5.25%, 9/01/27 ...............     6,015,000      6,176,082
Louisiana State Gas and Fuels Tax Revenue, Series A, AMBAC Insured, 5.00%, 6/01/27 ...............     3,500,000      3,556,840
Louisiana State Office Facilities Corp. Lease Revenue, Capital Complex Program,
   AMBAC Insured, 5.00%, 5/01/21 .................................................................     2,500,000      2,606,750
   Series A, MBIA Insured, 5.375%, 3/01/19 .......................................................     3,000,000      3,211,440
Louisiana State University and Agricultural and Mechanical College Board Revenue,
   AMBAC Insured, 5.00%, 7/01/22 .................................................................     5,000,000      5,250,350
   Auxiliary, Series B, AMBAC Insured, 5.00%, 7/01/27 ............................................     1,500,000      1,529,685
Louisiana State University and Agricultural and Mechanical College University Revenues,
  Auxiliary, MBIA Insured, 5.50%, 7/01/26 ........................................................     1,500,000      1,598,250
Monroe Sales and Use Tax Revenue, FGIC Insured, 5.25%, 7/01/23 ...................................     1,535,000      1,648,436
New Orleans GO,
   Drain Systems, AMBAC Insured, 5.00%, 12/01/18 .................................................     1,000,000      1,047,480
   Public Improvement, AMBAC Insured, 5.25%, 12/01/29 ............................................     1,485,000      1,554,364
   Public Improvement, FGIC Insured, 5.25%, 12/01/21 .............................................     1,295,000      1,393,808
   Public Improvement, FGIC Insured, 5.125%, 12/01/26 ............................................     2,000,000      2,065,820
   Refunding, MBIA Insured, 5.125%, 9/01/21 ......................................................     2,000,000      2,125,180
Orleans Levee District Revenue, Levee Improvement, Refunding, FSA Insured, 5.95%,
  11/01/14 .......................................................................................       680,000        724,275
Orleans Parish Parishwide School District GO, Refunding, Series B, FGIC Insured, 5.50%, 9/01/20 ..     1,000,000      1,080,230
Orleans Parish School Board GO, Series 95, FGIC Insured, 5.375%, 9/01/18 .........................     1,950,000      1,994,362
Ouachita Parish Hospital Service District No. 1 Revenue, Glenwood Regional Medical Center,
  Refunding, FSA Insured, 5.75%, 5/15/21 .........................................................     2,500,000      2,744,350
Ouachita Parish La West Ouachita Parish School District Sales and Use Tax Revenue,
  FGIC Insured, 5.75%, 9/01/24 ...................................................................     1,410,000      1,551,761


92 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         PRINCIPAL
     FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                               AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     Puerto Rico Commonwealth GO, Public Improvement,
       MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ....................................................   $ 4,500,000   $  5,091,615
       Series A, 5.00%, 7/01/33 ......................................................................     2,500,000      2,508,550
     Rapides Parish Housing and Mortgage Finance Authority Revenue, SFM Purchase, FHA Insured,
      ETM, 7.25%, 8/01/10 ............................................................................       870,000        986,711
     Shreveport Certificates of Indebtedness Revenue, Refunding, Series A, AMBAC Insured,
      5.00%, 10/01/16 ................................................................................     1,000,000      1,062,410
     St. Bernard Home Mortgage Authority Revenue, SF, Series A, FGIC Insured, ETM, 7.50%, 9/01/10 ....       435,000        536,007
     St. Bernard Parish Exempt Facilities Revenue, Mobil Oil Corp. Project, 5.90%, 11/01/26 ..........     1,500,000      1,561,035
     St. Charles Parish PCR, Louisiana Power and Light Co. Project, 7.50%, 6/01/21 ...................     2,500,000      2,507,725
     St. Charles Parish Solid Waste Disposal Revenue, Louisiana Power and Light Co. Project,
       7.05%, 4/01/22 ................................................................................     1,500,000      1,505,475
       Series A, 7.00%, 12/01/22 .....................................................................       750,000        752,153
     St. John's Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13 ....................     2,500,000      2,637,200
     St. Tammany's Public Trust Financing Authority SFMR, Series A, ETM, 7.20%,
       7/01/10 .......................................................................................        80,000         89,802
       7/01/11 .......................................................................................        50,000         61,644
     State Colleges and Universities Lease Revenue, University of Southwestern Louisiana,
      Cajundome, MBIA Insured, 5.65%, 9/01/26 ........................................................     3,080,000      3,280,015
     Terrebonne Parish Hospital Service District No. 1 Hospital Revenue, Terrebonne General
      Medical Center Project, Refunding, AMBAC Insured, 5.50%, 4/01/33 ...............................     2,155,000      2,283,826
     University of Louisiana Board of Supervisors Lease Revenue, LaFayette Cajundome Convention,
      MBIA Insured, 6.25%, 9/01/29 ...................................................................     1,200,000      1,374,192
     University System Board of Supervisors Revenue, Northwestern State University Wellness,
      AMBAC Insured, 5.10%, 4/01/24 ..................................................................     1,000,000      1,033,600
     Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .........     3,000,000      3,130,590
     West Feliciana Parish PCR, Gulf State Utility Co. Project, 7.70%, 12/01/14 ......................     6,500,000      6,658,535
                                                                                                                       ------------
     TOTAL LONG TERM INVESTMENTS (COST $189,099,001) .................................................                  199,479,538
                                                                                                                       ------------
     SHORT TERM INVESTMENTS .5%
     BONDS
 (a) Louisiana Public Facilities Authority Revenue, Kenner Hotel Ltd., Daily VRDN and Put,
      1.62%, 12/01/15 ................................................................................       900,000        900,000
                                                                                                                       ------------
     TOTAL SHORT TERM INVESTMENTS (COST $900,000) ....................................................                      900,000
                                                                                                                       ------------
     TOTAL INVESTMENTS (COST $189,999,001) 98.6% .....................................................                  200,379,538
     OTHER ASSETS, LESS LIABILITIES 1.4% .............................................................                    2,903,550
                                                                                                                       ------------
     NET ASSETS 100.0% ...............................................................................                 $203,283,088
                                                                                                                       ============

See Glossary of Terms on page 157.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 93

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                                 AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.2%
BONDS
Anne Arundel County GO, 4.625%, 3/01/32 ..........................................................   $ 2,000,000   $  1,979,980
Anne Arundel County PCR, Baltimore Gas and Electric Co. Project, Refunding, 6.00%, 4/01/24 .......     9,500,000      9,719,925
Baltimore County Metropolitan 68th District GO, Refunding, 5.00%, 8/01/32 ........................     1,000,000      1,022,280
Baltimore Economic Development Lease Revenue, Armistead Partnership, Refunding,
  Series A, 7.00%, 8/01/11 .......................................................................     2,665,000      2,702,710
Baltimore GO, Consolidated Public Improvement,
   Series A, FGIC Insured, Pre-Refunded, 5.30%, 10/15/17 .........................................     1,500,000      1,652,205
   Series A, FSA Insured, Pre-Refunded, 5.25%, 10/15/17 ..........................................     3,300,000      3,714,909
   Series B, 7.15%, 10/15/08 .....................................................................     1,000,000      1,156,490
Baltimore Port Facilities Revenue, Consolidated Coal Sales, Series A, 6.50%, 10/01/11 ............     1,850,000      1,956,745
Baltimore Project Revenue, Wastewater Project,
   Refunding, FGIC Insured, 5.125%, 7/01/42 ......................................................     7,630,000      7,800,302
   Series A, FGIC Insured, 5.00%, 7/01/33 ........................................................     5,000,000      5,090,550
   Series B, FGIC Insured, Pre-Refunded, 5.00%, 7/01/28 ..........................................     4,000,000      4,299,680
Baltimore Revenue, Wastewater Project, Series A,
   FGIC Insured, Pre-Refunded, 5.80%, 7/01/15 ....................................................     5,000,000      5,653,950
   FSA Insured, Pre-Refunded, 5.75%, 7/01/30 .....................................................    10,000,000     11,369,500
Carroll County Revenue, Fairhaven and Copper Ridge, Refunding, Series A, Radian Insured,
   5.375%, 1/01/16 ...............................................................................     2,000,000      2,150,760
   5.50%, 1/01/19 ................................................................................     1,000,000      1,068,680
   5.625%, 1/01/25 ...............................................................................     2,000,000      2,133,440
Gaithersburg Hospital Facilities Revenue, Shady Grove Adventist Hospital,
  Refunding and Improvement, FSA Insured, 6.00%, 9/01/21 .........................................     8,000,000      8,361,360
Harford County GO, Consolidated Public Improvement,
   4.35%, 1/15/14 ................................................................................     1,300,000      1,365,481
   4.40%, 1/15/15 ................................................................................     1,450,000      1,516,642
   4.40%, 1/15/16 ................................................................................     1,420,000      1,474,187
   4.45%, 1/15/17 ................................................................................     1,125,000      1,167,851
Harford County Mortgage Revenue, Greenbrier V Apartments Project, Refunding,
  FHA Insured, 6.50%, 11/01/26 ...................................................................     3,000,000      3,077,190
Howard County Mortgage Revenue, Normandy Woods III Apartments Project, Refunding,
  Series A, FHA Insured, 6.10%, 7/01/25 ..........................................................     2,000,000      2,068,520
Maryland Environmental Services COP, Water and Waste Facilities, Series A, 6.70%, 6/01/11 ........     1,900,000      1,905,206
Maryland State CDA, Department of Housing and Community Development Revenue,
   Housing, Series A, 6.00%, 7/01/32 .............................................................     4,000,000      4,123,040
   Residential, Series D, 5.25%, 9/01/29 .........................................................     4,045,000      4,061,746
   Series B, 5.35%, 9/01/30 ......................................................................     1,870,000      1,889,411
   SF Program, First Series, 5.00%, 4/01/17 ......................................................       220,000        223,137
   SF Program, Second Series, 5.00%, 4/01/17 .....................................................     3,000,000      3,042,030
Maryland State EDC, Utility Infrastructure Revenue, University College Park Project,
  AMBAC Insured, 5.00%, 7/01/19 ..................................................................     1,710,000      1,803,947
Maryland State Energy Financing Administration Solid Waste Disposal Revenue,
  Limited Obligation, Wheelabrator Water Projects, 6.45%, 12/01/16 ...............................     3,000,000      3,181,290
Maryland State Health and Higher Educational Facilities Authority Revenue,
   Anne Arundel Health System, Series A, 5.125%, 7/01/34 .........................................     2,500,000      2,494,225
   Anne Arundel Medical Center, FSA Insured, 5.125%, 7/01/33 .....................................     8,365,000      8,549,699
   Carroll County General Hospital, 6.00%, 7/01/26 ...............................................     2,000,000      2,101,620
   Carroll County General Hospital, 5.80%, 7/01/32 ...............................................     5,000,000      5,176,200
   Catholic Health Initiatives, Series A, 6.00%, 12/01/20 ........................................       715,000        807,643
   Catholic Health Initiatives, Series A, ETM, 6.00%, 12/01/20 ...................................     2,205,000      2,525,144


94 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                                 AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Maryland State Health and Higher Educational Facilities Authority Revenue, (cont.)
   Catholic Health Initiatives, Series A, ETM, 6.00%, 12/01/24 ...................................   $ 2,025,000   $  2,297,140
   Charity Obligation Group, Series A, 5.00%, 11/01/19 ...........................................     1,515,000      1,550,966
   Charity Obligation Group, Series A, 5.00%, 11/01/29 ...........................................     2,250,000      2,287,192
   Doctors Community Hospital, Refunding, 5.75%, 7/01/13 .........................................     2,885,000      2,898,848
   Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27 ........................................    11,000,000     11,558,910
   Johns Hopkins University Issue, Pre-Refunded, 6.00%, 7/01/39 ..................................     5,000,000      5,740,800
   Johns Hopkins, AMBAC Insured, 5.00%, 7/01/27 ..................................................       655,000        668,211
   Maryland Institute College of Art, 5.625%, 6/01/36 ............................................     3,600,000      3,705,372
   Mercy Medical Center Project, Refunding, FSA Insured, 5.75%, 7/01/26 ..........................     1,500,000      1,562,700
   Mercy Medical Center, Refunding, 5.625%, 7/01/31 ..............................................     5,500,000      5,582,665
   North Arundel Hospital, 6.50%, 7/01/26 ........................................................     1,000,000      1,102,330
   North Arundel Hospital, 6.50%, 7/01/31 ........................................................     1,320,000      1,452,330
   Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/34 ....................     5,000,000      5,087,400
   Roland Park Place Project, Refunding, 5.625%, 7/01/18 .........................................     2,500,000      2,503,725
   Roland Park Place Project, Refunding, 5.625%, 7/01/24 .........................................     2,680,000      2,631,546
   University of Maryland Medical System, 6.75%, 7/01/30 .........................................    11,000,000     12,386,880
   Upper Chesapeake Hospitals, Series A, FSA Insured, 5.375%, 1/01/28 ............................     5,000,000      5,198,550
   Upper Chesapeake Hospitals, Series A, FSA Insured, 5.125%, 1/01/33 ............................     7,100,000      7,202,595
Maryland State Health and Higher Revenue, John Hopkins University, Series A, 5.00%, 7/01/32 ......    29,000,000     29,437,320
Maryland State Stadium Authority Lease Revenue, Convention Center Expansion,
 AMBAC Insured, 5.875%, 12/15/14 .................................................................     4,655,000      4,764,718
Maryland State Stadium Authority Sports Facilities Lease Revenue, AMBAC Insured,
   5.75%, 3/01/22 ................................................................................     5,000,000      5,248,700
   5.80%, 3/01/26 ................................................................................     2,045,000      2,147,945
Maryland State Transportation Authority Lease Revenue, Metrorail Parking Project,
 AMBAC Insured, 5.00%, 7/01/28 ...................................................................     3,975,000      4,078,310
Maryland State Transportation Authority Transportation Facility Projects Revenue, FSA
Insured, 5.00%,
   7/01/27 .......................................................................................     5,890,000      6,052,270
   7/01/31 .......................................................................................     7,455,000      7,591,054
   7/01/32 .......................................................................................     7,165,000      7,290,244
Maryland Transportation Authority Revenue, AMBAC Insured, 5.00%, 3/01/27 .........................     8,000,000      8,183,760
Maryland Water Quality Financing Administration Revenue, Revolving Loan Fund,
 Series A, 6.55%, 9/01/14 ........................................................................       965,000        968,667
Montgomery County GO, 4.75%,
   2/01/17 .......................................................................................     5,000,000      5,272,750
   4/01/22 .......................................................................................     3,000,000      3,102,660
Montgomery County Housing Opportunities Commission MFHR,
 Series B, FHA Insured, 6.00%, 7/01/37 ...........................................................     2,500,000      2,585,825
Montgomery County Revenue Authority Golf Course System Revenue,
 Series A, Pre-Refunded, 6.125%, 10/01/22 ........................................................     1,000,000      1,088,170
Morgan State University Maryland and Aux Facilities Fees Revenue,
 Series A, FGIC Insured, 5.00%, 7/01/32 ..........................................................     6,450,000      6,553,200
Prince George's County COP, Real Estate Acquisition Program II, MBIA Insured, 6.00%, 9/15/14 .....     2,050,000      2,094,260
Prince George's County GO, Consolidated Public Improvement,
   4.40%, 9/15/22 ................................................................................    10,000,000     10,015,200
   MBIA Insured, 5.00%, 4/15/18 ..................................................................     2,100,000      2,213,022
Prince George's County IDA, Lease Revenue, Upper Marlboro Justice-B,
 MBIA Insured, 4.75%, 6/30/30 ....................................................................     4,000,000      3,970,560


                                        Quarterly Statements of Investments | 95

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         PRINCIPAL
     FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                                AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     Prince George's County Parking Authority Revenue, Justice Center Facilities Project,
      Refunding, 6.45%, 5/01/05 ......................................................................   $   500,000   $    501,380
     Prince George's County PCR, Potomac Electric Project, Refunding,
       6.00%, 9/01/22 ................................................................................     1,200,000      1,204,224
       6.375%, 1/15/23 ...............................................................................     2,975,000      2,991,839
     Puerto Rico Commonwealth GO, Public Improvement,
       FSA Insured, 5.125%, 7/01/30 ..................................................................     2,870,000      2,957,851
       FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ....................................................     4,360,000      4,829,659
       Refunding, FSA Insured, 5.25%, 7/01/27 ........................................................     1,015,000      1,061,416
       Refunding, FSA Insured, Pre-Refunded, 5.25%, 7/01/27 ..........................................     1,520,000      1,694,876
     Puerto Rico Commonwealth Highway and Transportation Authority Revenue,
      Series D, 5.25%, 7/01/38 .......................................................................     5,000,000      5,115,800
     Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series G, 5.00%, 7/01/33 .......................................................................     7,000,000      7,019,110
     Puerto Rico Electric Power Authority Power Revenue, Series HH, FSA Insured, 5.25%, 7/01/29 ......    10,780,000     11,285,474
     Puerto Rico Electric Power Authority Revenue, Series II, 5.25%, 7/01/31 .........................     3,000,000      3,089,640
     Puerto Rico PBA Revenue, Government Facilities, SeriesD,
       5.25%, 7/01/36 ................................................................................       520,000        533,036
       Pre-Refunded, 5.25%, 7/01/36 ..................................................................     1,480,000      1,645,834
     St. Mary's College Revenue, Academic Fees and Auxiliary Fees Project,
      Series A, AMBAC Insured, 5.55%, 9/01/30 ........................................................     2,000,000      2,135,040
     University of Maryland Auxiliary Facilities System and Tuition Revenue,
      Series A, Pre-Refunded, 5.60%, 4/01/16 .........................................................     1,000,000      1,032,110
     Virgin Islands PFAR,
       Gross Receipts Taxes, Loan Note, FSA Insured, 5.00%, 10/01/22 .................................     2,000,000      2,116,060
       senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 ............................     1,700,000      1,774,001
       senior lien, Refunding, Series A, 5.50%, 10/01/14 .............................................     3,300,000      3,488,991
     Westminster Education Facility Revenue, Mc Daniel College, 5.50%
       4/01/27 .......................................................................................       425,000        435,553
       4/01/32 .......................................................................................     1,500,000      1,530,450
                                                                                                                       ------------
     TOTAL LONG TERM INVESTMENTS (COST $352,501,196) .................................................                  368,906,814
                                                                                                                       ------------
     SHORT TERM INVESTMENTS .2%
     BONDS
 (a) Baltimore County Revenue, Oak Crest Village Inc. Project,
      Series A, Weekly VRDN and Put, 1.68%, 1/01/29 ..................................................       200,000        200,000
 (a) Maryland EDC, Student Housing Revenue, Baltimore County Project,
      Weekly VRDN and Put, 1.68%, 11/01/31 ...........................................................       300,000        300,000
 (a) Maryland State EDC, Economic Development Revenue, Chesapeake Bay Foundation,
      Weekly VRDN and Put, 1.68%, 11/01/23 ...........................................................       200,000        200,000
                                                                                                                       ------------
     TOTAL SHORT TERM INVESTMENTS (COST $700,000) ....................................................                      700,000
                                                                                                                       ------------
     TOTAL INVESTMENTS (COST $353,201,196) 98.4% .....................................................                  369,606,814
     OTHER ASSETS, LESS LIABILITIES 1.6% .............................................................                    6,040,355
                                                                                                                       ------------
     NET ASSETS 100.0% ...............................................................................                 $375,647,169
                                                                                                                       ============

See Glossary of Terms on page 157.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


96 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                                     AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.3%
BONDS
Auburn GO, AMBAC Insured, 5.125%, 6/01/24 ........................................................   $ 1,465,000   $  1,537,430
Boston Convention Center Act 1997, Special Obligation, Series A, AMBAC Insured,
 5.00%, 5/01/27 ..................................................................................     3,970,000      4,041,142
Boston GO,
   MBIA Insured, 5.00%, 2/01/21 ..................................................................     3,000,000      3,145,050
   Series A, MBIA Insured, 5.00%, 2/01/22 ........................................................     2,940,000      3,072,888
Chelsea GO, State Qualified, Refunding, AMBAC Insured, 5.125%, 6/15/16 ...........................     1,750,000      1,853,215
Dudley Charleston Regional School District GO, Series B, FGIC Insured, 5.25%, 5/01/19 ............     3,140,000      3,537,210
Foxborough Stadium Infrastructure Improvement Revenue, 5.75%, 6/01/25 ............................     4,000,000      4,376,480
Greater Lawrence Sanitary District GO, MBIA Insured, 5.625%, 6/15/20 .............................     1,000,000      1,107,910
Holyoke Gas and Electric Department Revenue, Series A, MBIA Insured, 5.00%, 12/01/26 .............     9,805,000     10,038,457
Kingston GO, FGIC Insured, 5.50%, 11/15/19 .......................................................     2,055,000      2,267,446
Lawrence GO, AMBAC Insured, 5.00%, 2/01/21 .......................................................     1,000,000      1,045,190
Lowell GO,
   FGIC Insured, 5.85%, 2/15/20 ..................................................................     1,595,000      1,791,488
   State Qualified, AMBAC Insured, 5.00%, 2/01/21 ................................................     1,330,000      1,404,679
   State Qualified, AMBAC Insured, 5.00%, 2/01/22 ................................................     1,405,000      1,473,985
Ludlow GO, School Project, Limited Tax, MBIA Insured,
   7.30%, 11/01/07 ...............................................................................       210,000        239,014
   7.30%, 11/01/08 ...............................................................................       210,000        246,729
   7.40%, 11/01/09 ...............................................................................       210,000        253,172
Lynn Water and Sewer Commission General Revenue, Series A, FSA Insured, 5.125%, 12/01/17 .........     3,000,000      3,175,920
Mansfield GO, Municipal Purpose Loan, FGIC Insured, 5.125%, 8/15/17 ..............................     1,685,000      1,787,246
Martha's Vineyard Land Bank Revenue, AMBAC Insured,
   4.875%, 5/01/22 ...............................................................................     2,000,000      2,078,940
   5.00%, 5/01/32 ................................................................................     2,000,000      2,019,060
   5.00%, 5/01/34 ................................................................................     7,000,000      7,073,010
Massachusetts Bay Transportation Authority COP, MBIA Insured, 7.75%, 1/15/06 .....................     1,015,000      1,047,602
Massachusetts Bay Transportation Authority Revenue, General Transportation System,
   Series C, FGIC Insured, 5.25%, 3/01/15 ........................................................     2,000,000      2,226,100
   Series D, MBIA Insured, 5.00%, 3/01/27 ........................................................     5,000,000      5,097,200
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A,
 FGIC Insured, 5.00%, 7/01/27 ....................................................................     5,000,000      5,091,300
Massachusetts State College Building Authority Project Revenue,
   Capital Assurance, Refunding, Series A, XLCA Insured, 5.00%, 5/01/43 ..........................     5,000,000      4,991,300
   Refunding, Series B, XLCA Insured, 5.50%, 5/01/39 .............................................     5,000,000      5,505,200
   Series 1, MBIA Insured, ETM, 5.375%, 5/01/23 ..................................................     5,000,000      5,355,000
   Series A, MBIA Insured, 5.00%, 5/01/23 ........................................................     2,000,000      2,090,020
Massachusetts State Development Finance Agency Revenue,
   Brandeis University, Series K, FGIC Insured, 4.75%, 10/01/28 ..................................     2,000,000      1,988,580
   Massachusetts/Saltonstall Redevelopment Building Corp., Series A, MBIA Insured,
    5.125%, 2/01/34 ..............................................................................    22,400,000     22,889,664
   MBIA Insured, 5.20%, 7/01/32 ..................................................................     2,250,000      2,338,380
   Series A, AMBAC Insured, 5.375%, 1/01/42 ......................................................     4,000,000      4,206,880
   Series A, GNMA Secured, 6.90%, 10/20/41 .......................................................     2,090,000      2,422,561
   Western New England College, AMBAC Insured, 5.25%, 7/01/20 ....................................     1,500,000      1,628,715


                                        Quarterly Statements of Investments | 97

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                                     AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Massachusetts State GO,
   Consolidated Loan, Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30 ......................   $ 9,645,000   $ 10,696,787
   Consolidated Loan, Series D, FSA Insured, 5.00%, 11/01/24 .....................................     2,500,000      2,595,650
   MBIA Insured, Pre-Refunded, 5.00%, 8/01/22 ....................................................     4,100,000      4,495,527
   MBIA Insured, Pre-Refunded, 5.00%, 8/01/27 ....................................................     4,395,000      4,475,912
Massachusetts State Health and Educational Facilities Authority Revenue,
   Bay State Medical Center, Series E, FSA Insured, 6.00%, 7/01/26 ...............................     1,500,000      1,604,430
   Berkshire Health System, Series D, MBIA Insured, 6.00%, 10/01/19 ..............................     5,500,000      5,762,845
   Boston College, Series N, MBIA Insured, 5.125%, 6/01/33 .......................................     5,000,000      5,108,750
   Brandeis University, Refunding, Series I, MBIA Insured, 4.75%, 10/01/20 .......................     3,000,000      3,073,440
   Cable Housing and Health Services, Series A, MBIA Insured, 5.25%, 7/01/23 .....................     1,000,000      1,002,900
   Catholic Health East, Series A, AMBAC Insured, 5.00%, 11/15/28 ................................     6,575,000      6,624,707
   Cooley Dickinson Hospital, Series B, AMBAC Insured, 5.50%, 11/15/18 ...........................     3,500,000      3,631,075
   Cooley Dickinson Hospital, Series B, AMBAC Insured, 5.50%, 11/15/25 ...........................     7,720,000      7,841,050
   Harvard University, Series FF, 5.125%, 7/15/37 ................................................     8,000,000      8,240,960
   Lahey Clinic Medical Center, Series B, MBIA Insured, 5.375%, 7/01/23 ..........................    21,730,000     22,012,273
   New England Medical Center Hospital, Series H, FGIC Insured, 5.00%, 5/15/22 ...................    10,000,000     10,313,300
   Newton-Wellesley Hospital, Series E, MBIA Insured, 6.00%, 7/01/18 .............................     1,300,000      1,351,766
   Newton-Wellesley Hospital, Series E, MBIA Insured, 6.00%, 7/01/25 .............................     6,750,000      7,018,785
   Northeastern University, Series I, MBIA Insured, 5.00%, 10/01/29 ..............................     1,250,000      1,262,875
   Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 ...........................     5,000,000      5,206,700
   Springfield College, AMBAC Insured, 5.00%, 10/15/27 ...........................................     2,500,000      2,531,075
   Stonehill College, Series F, AMBAC Insured, 5.75%, 7/01/26 ....................................     1,690,000      1,784,978
   Tufts University, Series I, 5.25%, 2/15/30 ....................................................     4,000,000      4,142,960
   University of Massachusetts Project, Series A, FGIC Insured, 5.875%, 10/01/29 .................     4,000,000      4,437,760
   University of Massachusetts Project, Series C, MBIA Insured, 5.25%, 10/01/31 ..................     1,500,000      1,563,390
   University of Massachusetts, Series C, FGIC Insured, 5.125%, 10/01/34 .........................     3,000,000      3,070,650
   University of Massachusetts, Worcester Campus, Series B, FGIC Insured, 5.25%, 10/01/31 ........     3,500,000      3,631,775
   Wellesley College, Series F, 5.125%, 7/01/39 ..................................................     7,500,000      7,631,550
   Wheelock College, Series B, MBIA Insured, 5.625%, 10/01/30 ....................................     1,770,000      1,889,652
   Williams College, Series F, MBIA Insured, 5.50%, 7/01/26 ......................................     2,500,000      2,639,700
Massachusetts State HFA,
   Housing Revenue, Rental, Series A, AMBAC Insured, 5.95%, 7/01/30 ..............................     2,000,000      2,087,800
   MFHR, Section 8 Assisted, Series A, GNMA Secured, ETM, 7.00%, 4/01/21 .........................       430,000        557,964
   SFHR, Series 53, MBIA Insured, 6.15%, 12/01/29 ................................................       780,000        800,881
   SFHR, Series 57, MBIA Insured, 5.55%, 6/01/25 .................................................     2,255,000      2,289,862
   SFHR, Series 59, AMBAC Insured, 5.50%, 12/01/30 ...............................................       255,000        258,981
Massachusetts State Industrial Finance Agency Electrical Utility Revenue,
  Nantucket Electric Co., Series A, AMBAC Insured, 5.875%, 7/01/17 ...............................     4,000,000      4,261,160
Massachusetts State Industrial Finance Agency Revenue,
   Simons Rock College, AMBAC Insured, 5.50%, 6/01/27 ............................................     1,560,000      1,644,443
   St. Marks School Issue, MBIA Insured, 5.375%, 1/01/21 .........................................     2,665,000      2,799,582
   Suffolk University, AMBAC Insured, 5.25%, 7/01/27 .............................................     4,000,000      4,137,760
   Trustees Deerfield Academy, 5.25%, 10/01/27 ...................................................     2,800,000      2,898,644
   Western New England College, AMBAC Insured, 5.00%, 7/01/28 ....................................     4,000,000      4,050,280
   WGBH Educational Foundation, Refunding, AMBAC Insured, 5.00%, 3/01/28 .........................     2,500,000      2,529,700
   Worcester Polytechnic Institute, Refunding, MBIA Insured, 5.125%, 9/01/17 .....................     3,720,000      3,971,658
   Worcester Polytechnic Institute, Refunding, Series II, MBIA Insured, 5.50%, 9/01/21 ...........     2,000,000      2,141,700
   Worcester Polytechnic Institute, Refunding, Series II, MBIA Insured, 5.125%, 9/01/27 ..........     4,000,000      4,090,040


98 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                                     AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Massachusetts State Port Authority Revenue,
  Series A, FSA Insured, 5.125%, 7/01/17 .........................................................   $ 2,000,000   $  2,109,880
  Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/19 .............................     2,215,000      2,323,291
  Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/22 .............................     2,000,000      2,082,840
  Special Facilities, Bosfuel Project, MBIA Insured, 5.75%, 7/01/29 ..............................     7,450,000      7,752,991
  Special Facilities, Bosfuel Project, MBIA Insured, 5.75%, 7/01/39 ..............................       845,000        877,955
  US Airways Project, MBIA Insured, 6.00%, 9/01/21 ...............................................     4,700,000      4,963,670
  US Airways Project, Series A, MBIA Insured, 5.875%, 9/01/23 ....................................     4,500,000      4,701,870
Massachusetts State Special Obligation Dedicated Tax Revenue, FGIC Insured, 5.25%, 1/01/29 .......     5,000,000      5,212,400
Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
  Series A, MBIA Insured, 5.00%, 1/01/37 .........................................................     9,000,000      9,025,920
  sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ..................................    10,000,000     10,122,400
  sub. lien, Series B, MBIA Insured, 5.25%, 1/01/29 ..............................................     4,600,000      4,727,144
Massachusetts State Water Pollution Abatement Trust Revenue,
  Pool Program Bonds, Series 6, 5.50%, 8/01/30 ...................................................     2,620,000      2,805,103
  Pool Program Bonds, Series 6, Pre-Refunded, 5.50%, 8/01/30 .....................................     1,075,000      1,219,394
  Pool Program Bonds, Series 7, 5.125%, 2/01/31 ..................................................     4,300,000      4,390,859
  Pool Program Bonds, Series 7, Pre-Refunded, 5.125%, 2/01/31 ....................................     1,700,000      1,874,471
  Water Revenue Authority Program, Sub Series A, 5.75%, 8/01/29 ..................................     3,995,000      4,405,007
  Water Revenue Authority Program, Sub Series A, Pre-Refunded, 5.75%, 8/01/29 ....................     1,005,000      1,145,338
Massachusetts State Water Resource Authority Revenue, Refunding,
  Series A, FGIC Insured, 5.75%, 8/01/39 .........................................................     9,275,000     10,247,947
  Series J, FSA Insured, 5.00%, 8/01/32 ..........................................................     5,000,000      5,044,000
Monson GO, AMBAC Insured, 5.25%, 11/01/23 ........................................................     1,675,000      1,813,489
New Bedford GO, Municipal Purpose Loan, FGIC Insured, 5.00%, 5/01/21 .............................     3,685,000      3,890,070
Plymouth County COP, Correctional Facility Project, Refunding, AMBAC Insured,
 5.125%, 10/01/18 ................................................................................     2,000,000      2,147,880
Route 3 North Transportation Improvement Association Lease Revenue, MBIA Insured,
 Pre-Refunded, 5.375%, 6/15/33 ...................................................................    15,475,000     17,285,730
Salisbury GO, MBIA Insured, 5.30%, 3/15/27 .......................................................     2,795,000      2,973,824
Shrewsbury GO, Municipal Purpose Loan, 5.00%, 8/15/20 ............................................     2,075,000      2,191,636
Springfield GO, Municipal Purpose Loan,
  FGIC Insured, 5.00%, 8/01/21 ...................................................................     5,000,000      5,285,900
  FSA Insured, 5.00%, 11/15/18 ...................................................................     1,500,000      1,591,395
Springfield Water and Sewer Commission Revenue, Series A, AMBAC Insured,
 5.00%, 11/01/21 .................................................................................     2,775,000      2,931,121
University Building Authority Project Revenue, Refunding, Senior Series 1, AMBAC Insured,
  5.25%,
  11/01/23 .......................................................................................     2,155,000      2,298,566
  11/01/28 .......................................................................................     5,035,000      5,264,344
University of Massachusetts Building Authority Project Revenue, Refunding, Senior Series 2004-1,
 AMBAC Insured, 5.25%, 11/01/29 ..................................................................     3,000,000      3,136,680
Whitman Hanson Regional School District GO, Refunding, FGIC Insured, 5.00%, 6/15/21 ..............     1,960,000      2,068,114
Winthrop GO, AMBAC Insured, 5.00%, 11/01/20 ......................................................     1,230,000      1,306,814
Worcester GO, Refunding, Series E, MBIA Insured, 6.00%, 10/01/15 .................................     1,335,000      1,401,536
                                                                                                                   ------------
TOTAL LONG TERM INVESTMENTS (COST $422,426,342) ..................................................                  449,227,419
                                                                                                                   ------------


                                        Quarterly Statements of Investments | 99

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          PRINCIPAL
     FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                                    AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
     SHORT TERM INVESTMENTS .4%
     BONDS
 (a) Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets Program,
      Series D, MBIA Insured, Daily VRDN and Put, 1.62%, 1/01/35 .......................................  $   800,000   $    800,000
 (a) Massachusetts State Water Resource Authority Revenue, Multi-Modal, Refunding, Sub Series D,
      Daily VRDN and Put, 1.68%, 8/01/17 ...............................................................    1,000,000      1,000,000
                                                                                                                        ------------
     TOTAL SHORT TERM INVESTMENTS (COST $1,800,000) ....................................................                   1,800,000
                                                                                                                        ------------
     TOTAL INVESTMENTS (COST $424,226,342) 98.7% .......................................................                 451,027,419
     OTHER ASSETS, LESS LIABILITIES 1.3% ...............................................................                   5,801,643
                                                                                                                        ------------
     NET ASSETS 100.0% .................................................................................                $456,829,062
                                                                                                                        ============

See Glossary of Terms on page 157.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

100 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                          AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 99.4%
BONDS
Adrian City School District GO, FSA Insured, 5.00%,
   5/01/26 .......................................................................................   $ 1,960,000   $  2,013,234
   5/01/29 .......................................................................................     2,125,000      2,156,790
   5/01/34 .......................................................................................     6,690,000      6,764,794
Allegan Public School GO, AMBAC Insured, Pre-Refunded, 5.75%, 5/01/22 ............................     4,165,000      4,505,156
Allendale Public School District GO, School Building and Site, FGIC Insured, 5.125%,
   5/01/27 .......................................................................................     6,450,000      6,660,334
   5/01/32 .......................................................................................     5,490,000      5,620,552
Almont Community Schools GO, FGIC Insured, Pre-Refunded, 5.50%, 5/01/26 ..........................     1,925,000      2,015,494
Alpena Public Schools GO, MBIA Insured, Pre-Refunded, 5.625%, 5/01/22 ............................     1,665,000      1,796,119
Anchor Bay School District GO, School Building and Site,
   Series I, FGIC Insured, Pre-Refunded, 6.00%, 5/01/29 ..........................................     2,000,000      2,277,140
   Series II, FGIC Insured, Pre-Refunded, 5.70%, 5/01/25 .........................................     5,000,000      5,653,500
   Series II, FGIC Insured, Pre-Refunded, 5.75%, 5/01/30 .........................................     3,750,000      4,249,425
Avondale School District GO,
   AMBAC Insured, Pre-Refunded, 5.75%, 5/01/22 ...................................................     4,000,000      4,326,680
   School Building and Site, FSA Insured, 5.00%, 5/01/29 .........................................     9,000,000      9,122,940
Battle Creek Downtown Development Authority Tax Allocation, Refunding, MBIA Insured,
 5.125%, 5/01/20 .................................................................................     4,500,000      4,893,075
Berkley City School District GO, FGIC Insured, Pre-Refunded, 6.00%, 1/01/19 ......................     2,125,000      2,153,029
Brandon School District GO, FGIC Insured, Pre-Refunded, 5.875%, 5/01/26 ..........................     7,000,000      7,433,370
Brown City Community School District GO, Building and Site, FGIC Insured, 5.00%,
   5/01/26 .......................................................................................     4,445,000      4,538,523
   5/01/31 .......................................................................................     3,200,000      3,231,520
Byron Center Public Schools GO, Refunding, MBIA Insured, 5.875%, 5/01/24 .........................       135,000        138,353
Caledonia Community Schools GO, MBIA Insured, Pre-Refunded, 5.85%, 5/01/22 .......................     4,500,000      4,878,000
Carmen-Ainmworth Community School District GO, FGIC Insured, 5.00%, 5/01/27 ......................     2,950,000      3,008,410
Central Michigan University Revenue,
   FGIC Insured, 5.00%, 10/01/27 .................................................................       500,000        505,515
   FGIC Insured, Pre-Refunded, 5.625%, 10/01/22 ..................................................     2,500,000      2,710,975
   Series A, AMBAC Insured, 5.05%, 10/01/32 ......................................................    10,000,000     10,148,700
Central Montcalm Public School GO, MBIA Insured, 6.00%, 5/01/29 ..................................     1,400,000      1,554,546
Charles Stewart Mott Community College GO, FGIC Insured, 5.50%, 5/01/21 ..........................     3,550,000      3,853,383
Charlotte Public School District GO, FGIC Insured, 5.375%, 5/01/29 ...............................     5,000,000      5,204,750
De Witt Public Schools GO, AMBAC Insured, Pre-Refunded, 5.70%, 5/01/21 ...........................     6,905,000      7,460,852
Dearborn EDC, Hospital Revenue, Oakwood Obligation Group,
   Refunding, Series A, MBIA Insured, 5.25%, 8/15/21 .............................................     1,000,000      1,024,670
   Series A, FGIC Insured, 5.75%, 11/15/15 .......................................................       100,000        104,955
Detroit City School District GO,
   School Building and Site Improvements, Series A, FGIC Insured, 5.00%, 5/01/23 .................     2,650,000      2,745,585
   School Building and Site Improvements, Series B, FGIC Insured, 5.00%, 5/01/25 .................     2,000,000      2,050,980
   Series A, FSA Insured, 5.125%, 5/01/31 ........................................................    38,330,000     39,193,575
Detroit Public Improvements GO, Series A-1, MBIA Insured, 5.00%, 4/01/20 .........................    10,610,000     11,102,304
Detroit Sewage Disposal Revenue,
   Refunding, Series B, MBIA Insured, 5.25%, 7/01/21 .............................................    12,585,000     12,926,053
   Series A, MBIA Insured, 5.00%, 7/01/27 ........................................................    22,000,000     22,388,080
   Series A, MBIA Insured, Pre-Refunded, 5.50%, 7/01/20 ..........................................       215,000        233,156


                                       Quarterly Statements of Investments | 101

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                          AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Detroit Water Supply System Revenue,
   Refunding, FGIC Insured, ETM, 6.25%, 7/01/12 ..................................................   $ 1,455,000   $  1,659,486
   second lien, Series B, FGIC Insured, 5.50%, 7/01/33 ...........................................    20,000,000     21,465,200
   senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 ...........................................    11,400,000     11,494,848
   senior lien, Series A, FGIC Insured, 5.25%, 7/01/33 ...........................................     4,745,000      4,882,890
   senior lien, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/01/29 ............................     1,500,000      1,716,855
   senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 .............................     4,880,000      5,456,767
   Series A, MBIA Insured, 5.00%, 7/01/27 ........................................................     5,750,000      5,851,487
   Series B, MBIA Insured, 5.00%, 7/01/34 ........................................................    14,145,000     14,262,262
Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 .....................     5,500,000      5,682,545
East Detroit School District GO, FGIC Insured,
   6.10%, 5/01/16 ................................................................................     1,025,000      1,086,756
   Pre-Refunded, 6.10%, 5/01/16 ..................................................................     4,975,000      5,298,474
East Grand Rapids Public School District GO, FSA Insured, Pre-Refunded, 6.00%, 5/01/29 ...........     4,775,000      5,436,672
Eastern Michigan University Revenues, Refunding, Series A, FGIC Insured, 5.00%,
   6/01/28 .......................................................................................     6,730,000      6,832,363
   6/01/33 .......................................................................................    14,700,000     14,821,422
Eaton Rapids Public Schools GO, School Building and Site, FSA Insured, 5.00%,
   5/01/26 .......................................................................................     2,700,000      2,773,332
   5/01/29 .......................................................................................     2,750,000      2,780,745
Ecorse Public School District GO, FGIC Insured, 5.50%, 5/01/17 ...................................     5,000,000      5,445,750
Farmington Hills EDC Revenue, Botsford Continuing Care, Series A, MBIA Insured,
  5.75%, 2/15/25 .................................................................................       100,000        102,647
Fennville Public Schools GO, School Building and Site, FGIC Insured, 5.00%,
   5/01/30 .......................................................................................     3,200,000      3,235,776
   5/01/34 .......................................................................................     3,250,000      3,279,022
Ferndale School District GO, FGIC Insured, 5.375%, 5/01/21 .......................................     2,805,000      2,871,675
Ferris State University Revenue,
   AMBAC Insured, Pre-Refunded, 5.75%, 10/01/17 ..................................................     2,500,000      2,721,000
   AMBAC Insured, Pre-Refunded, 5.85%, 10/01/22 ..................................................     2,500,000      2,726,625
   AMBAC Insured, Pre-Refunded, 5.90%, 10/01/26 ..................................................     6,840,000      7,467,775
   FGIC Insured, 5.25%, 10/01/26 .................................................................     1,500,000      1,566,300
   FGIC Insured, 5.25%, 10/01/31 .................................................................     3,255,000      3,355,384
Fowlerville Community School District GO, FGIC Insured, 5.00%,
   5/01/30 .......................................................................................     1,990,000      2,016,765
   5/01/34 .......................................................................................     8,145,000      8,242,251
Genesee County GO, Water Supply System, AMBAC Insured, 5.00%, 11/01/30 ...........................     4,000,000      4,062,320
Gladstone Area Public Schools GO, AMBAC Insured,
   5.50%, 5/01/26 ................................................................................       695,000        747,709
   Pre-Refunded, 5.50%, 5/01/26 ..................................................................       805,000        866,051
Gogebic-Iron Wastewater Authority Wastewater Treatment System Revenue, Refunding,
  MBIA Insured, Pre-Refunded, 5.95%, 1/01/15 .....................................................     1,015,000      1,018,207
Grand Blanc Community Schools GO, School Building and Site, FSA Insured, 5.00%, 5/01/28 ..........     4,250,000      4,336,190
Grand Rapids Building Authority GO, AMBAC Insured, 5.50%, 8/01/20 ................................     2,000,000      2,185,460
Grand Rapids Building Authority Revenue, AMBAC Insured, 5.00%, 10/01/28 ..........................     6,000,000      6,104,580
Grand Rapids Downtown Development Authority Tax Increment Revenue, MBIA Insured,
  6.875%, 6/01/24 ................................................................................     7,500,000      7,671,000
Grosse-Ile Township School District GO, FGIC Insured, Pre-Refunded, 6.00%, 5/01/22 ...............     5,250,000      5,709,427


102 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                          AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Gull Lake Community School District GO, School Building and Site, FSA Insured,
 5.00%, 5/01/30 ..................................................................................   $ 3,650,000   $  3,690,807
Hamilton Community School District GO, Refunding, FGIC Insured, 5.00%, 5/01/24 ...................     2,000,000      2,043,260
Hancock Hospital Finance Authority Revenue, Portage Health, MBIA Insured, 5.45%, 8/01/47 .........     4,400,000      4,546,872
Hartland Consolidated School District GO, FGIC Insured, Pre-Refunded, 6.00%, 5/01/29 .............    30,000,000     34,366,800
Haslett Public School District GO, MBIA Insured, Pre-Refunded, 5.70%, 5/01/26 ....................     3,900,000      4,213,950
Hazel Park Building Authority Revenue, Ice Arena, AMBAC Insured, 4.70%, 4/01/24 ..................       700,000        702,100
Hazel Park School District GO, FSA Insured, 5.00%,
   5/01/27 .......................................................................................     9,000,000      9,178,200
   5/01/32 .......................................................................................    12,475,000     12,597,504
Hopkins Public Schools GO, FGIC Insured, Pre-Refunded,
   5.70%, 5/01/21 ................................................................................     2,025,000      2,188,012
   5.50%, 5/01/26 ................................................................................     1,000,000      1,075,840
Howell Public Schools GO, MBIA Insured, Pre-Refunded,
   5.875%, 5/01/22 ...............................................................................     2,000,000      2,266,800
   6.00%, 5/01/25 ................................................................................     1,600,000      1,740,016
Huron Michigan School District GO, FSA Insured,
   5.25%, 5/01/21 ................................................................................     1,500,000      1,596,330
   5.375%, 5/01/26 ...............................................................................     2,500,000      2,636,200
Huron Valley School District GO, FGIC Insured, Pre-Refunded,
   5.875%, 5/01/16 ...............................................................................       100,000        108,459
   5.75%, 5/01/22 ................................................................................     2,450,000      2,650,091
Jackson Brownfield RDAR, FGIC Insured,
   5.125%, 6/01/22 ...............................................................................     2,290,000      2,412,950
   5.125%, 6/01/24 ...............................................................................     1,215,000      1,272,299
   5.25%, 6/01/26 ................................................................................     2,820,000      2,964,271
   5.375%, 6/01/30 ...............................................................................     5,830,000      6,162,835
Jackson Public Schools GO, School Building and Site, Refunding, FSA Insured, 5.00%, 5/01/34 ......     6,620,000      6,639,397
Jenison Public Schools GO, FGIC Insured, Pre-Refunded, 5.75%, 5/01/16 ............................       130,000        137,823
Kalamazoo City School District GO, Building and Site, FSA Insured, 5.00%, 5/01/21 ................     4,000,000      4,155,280
Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
   Borgess Medical Center, Series A, AMBAC Insured, ETM, 5.625%, 6/01/14 .........................     3,805,000      4,028,468
   Bronson Methodist Hospital, Refunding and Improvement, MBIA Insured, 5.875%, 5/15/26 ..........    26,165,000     28,075,830
   Bronson Methodist Hospital, Refunding and Improvement, Series A, MBIA Insured,
    6.25%, 5/15/12 ...............................................................................     1,445,000      1,454,580
   Bronson Methodist Hospital, Refunding and Improvement, Series A, MBIA Insured,
    6.375%, 5/15/17 ..............................................................................       720,000        734,126
   Bronson Methodist Hospital, Refunding, MBIA Insured, 5.25%, 5/15/18 ...........................       250,000        264,307
   Bronson Methodist Hospital, Refunding, MBIA Insured, 5.50%, 5/15/28 ...........................    10,000,000     10,408,300
Kenowa Hills Public Schools GO, MBIA Insured, 5.875%,
   5/01/21 .......................................................................................     1,510,000      1,580,623
   5/01/26 .......................................................................................     7,000,000      7,327,390
Kent County Building Authority GO, 5.00%, 6/01/26 ................................................    21,885,000     22,171,693
Lake Orion Community School District GO, Refunding, AMBAC Insured, 5.50%, 5/01/20 ................     2,200,000      2,251,282
Lake Shore Public Schools GO, Macomb County, FSA Insured, Pre-Refunded, 5.50%, 5/01/20 ...........     2,000,000      2,151,680
Lake St. Clair Shores Drain District GO, Series A, MBIA Insured, 5.125%, 10/01/29 ................     1,000,000      1,024,780
Lake Superior State University Revenue, Refunding, AMBAC Insured, 5.25%, 11/15/31 ................     3,320,000      3,431,087
Lakeview Community Schools GO, FGIC Insured, Pre-Refunded, 5.75%, 5/01/16 ........................       100,000        108,167


                                       Quarterly Statements of Investments | 103

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STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                          AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Lakewood Public Schools GO, MBIA Insured, Pre-Refunded, 5.75%, 5/01/22 ...........................   $   800,000   $    840,376
Lansing Building Authority Revenue, Refunding, MBIA Insured, 5.60%, 6/01/19 ......................     1,470,000      1,508,911
Lenawee County Hospital Finance Authority Hospital Revenue, Lenawee Health Alliance,
  Refunding, Series A, AMBAC Insured, 5.20%, 7/01/19 .............................................     2,115,000      2,242,344
Leslie Public Schools GO, Ingham and Jackson Counties, AMBAC Insured, Pre-Refunded,
  6.00%, 5/01/25 .................................................................................     3,500,000      3,592,085
Lincoln Consolidated School District GO, FSA Insured, 5.00%, 5/01/28 .............................     1,000,000      1,006,810
Lincoln Park School District GO,
   FGIC Insured, Pre-Refunded, 5.90%, 5/01/26 ....................................................     6,050,000      6,426,612
   Refunding, FGIC Insured, 5.00%, 5/01/26 .......................................................       900,000        915,408
Livonia Municipal Building Authority GO, FGIC Insured, 5.25%, 5/01/30 ............................     3,950,000      4,067,908
Lowell Area Schools GO, FGIC Insured, 5.625%,
   5/01/25 .......................................................................................     3,125,000      3,376,063
   5/01/30 .......................................................................................     3,250,000      3,489,850
Marquette City Hospital Finance Authority Revenue, Marquette General Hospital,
  Refunding, Series D, FSA Insured,
   5.875%, 4/01/11 ...............................................................................     4,525,000      4,800,754
   6.10%, 4/01/19 ................................................................................     5,225,000      5,556,474
Merrill Community School District GO, FGIC Insured, Pre-Refunded, 5.60%, 5/01/26 .................     4,000,000      4,312,680
Michigan Higher Education Student Loan Authority Revenue, Series XVII-E, AMBAC Insured,
   5.40%, 6/01/19 ................................................................................     5,000,000      5,149,400
   5.50%, 6/01/25 ................................................................................     5,000,000      5,156,800
Michigan Municipal Bond Authority Revenue,
   Clean Water State Revolving Fund, 5.00%, 10/01/24 .............................................    14,785,000     15,286,951
   Local Government Loan Program, Series C, MBIA Insured, 6.00%, 11/01/10 ........................     3,790,000      3,843,439
Michigan State Building Authority Revenue, Facilities Program, Refunding,
   Series I, FSA Insured, 4.75%, 10/15/18 ........................................................     3,000,000      3,073,140
   Series I, FSA Insured, 5.00%, 10/15/24 ........................................................     5,000,000      5,143,050
   Series III, FSA Insured, 5.00%, 10/15/26 ......................................................    14,000,000     14,328,300
Michigan State COP, AMBAC Insured, 5.50%, 6/01/27 ................................................    12,000,000     12,758,280
Michigan State HDA,
   Rental Housing Revenue, Series A, AMBAC Insured, 6.00%, 4/01/16 ...............................       200,000        210,520
   SFMR, Series A, AMBAC Insured, 5.95%, 6/01/17 .................................................     1,085,000      1,116,367
   SFMR, Series D, 5.95%, 12/01/16 ...............................................................        65,000         65,000
Michigan State Hospital Finance Authority Revenue,
   Ascension Health Credit, Series A, MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 ...............    15,175,000     17,509,826
   Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured,
     5.50%, 8/15/24 ..............................................................................    15,000,000     15,854,400
   Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured,
     5.25%, 8/15/27 ..............................................................................    10,000,000     10,258,500
   Mercy Health Services, Refunding, Series T, MBIA Insured, 5.75%, 8/15/15 ......................    10,525,000     11,395,523
   Mercy Health Services, Refunding, Series X, MBIA Insured, 6.00%, 8/15/34 ......................    11,000,000     12,129,150
   Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.375%, 8/15/26 ..........................     6,000,000      6,271,800
   Mercy Health Services, Series R, AMBAC Insured, ETM, 5.375%, 8/15/26 ..........................     1,750,000      1,829,275
   Mercy Health Services, Series U, ETM, 5.75%, 8/15/26 ..........................................       300,000        317,490
   Mercy Health Services, Series W, FSA Insured, ETM, 5.25%, 8/15/27 .............................     8,605,000      8,851,964
   Mercy Mount Clemens Corp., Refunding, Series A, MBIA Insured, 5.75%, 5/15/29 ..................     4,890,000      5,270,344
   Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/24 ............................................     7,065,000      7,257,309
   Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/32 ............................................     1,000,000      1,006,680


104 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                          AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Michigan State Hospital Finance Authority Revenue (cont.),
   Mid-Michigan Obligation Group, Refunding, Series A, FSA Insured, 5.375%, 6/01/27 ..............   $ 7,500,000   $  7,733,325
   Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.125%, 8/15/25 ...................     7,500,000      7,721,250
   Sparrow Obligation Group, MBIA Insured, 5.90%, 11/15/26 .......................................       100,000        107,835
   St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13 ..................     3,445,000      3,493,058
   St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.25%, 5/15/14 ..................     9,545,000      9,680,062
   St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17 .................    14,500,000     15,166,130
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co. .....................
 Pollution Project, Refunding,
   Series AA, FGIC Insured, 6.95%, 5/01/11 .......................................................     5,000,000      6,014,600
   Series BB, AMBAC Insured, 7.00%, 5/01/21 ......................................................     3,000,000      3,900,570
   Series BB, MBIA Insured, 6.20%, 8/15/25 .......................................................    10,250,000     10,731,033
Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit Education
 Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 ...........................    12,350,000     12,683,450
Michigan State Trunk Line Revenue,
   Refunding, Series A, MBIA Insured, 4.75%, 11/01/20 ............................................     3,300,000      3,380,124
   Refunding, Series A, MBIA Insured, 5.00%, 11/01/26 ............................................     3,050,000      3,102,887
   Series A, FSA Insured, 5.00%, 11/01/25 ........................................................    16,265,000     16,665,119
   Series A, FSA Insured, 5.25%, 11/01/30 ........................................................    34,680,000     35,854,958
Michigan Technological University Revenue, General, Series A, MBIA Insured, 5.00%, 10/01/34 ......     3,675,000      3,713,955
Milan Area Schools GO, Series A, FGIC Insured, Pre-Refunded, 5.75%, 5/01/24 ......................     3,500,000      3,966,130
Northview Public Schools District GO,
   MBIA Insured, 5.80%, 5/01/21 ..................................................................       235,000        248,017
   Refunding, FGIC Insured, 5.00%, 5/01/21 .......................................................     3,450,000      3,558,882
Oakridge Public Schools GO, FSA Insured,
   5.00%, 5/01/23 ................................................................................       500,000        512,090
   5.125%, 5/01/28 ...............................................................................       500,000        506,605
Otsego Public Schools District GO, School Building and Site, FSA Insured, 5.00%, 5/01/34 .........     5,000,000      5,063,450
Ovid Elsie Area Schools GO, School Building and Site, MBIA Insured, 5.00%, 5/01/32 ...............     7,775,000      7,860,681
Oxford Area Community School District GO, FSA Insured, 5.00%,
   5/01/26 .......................................................................................     5,425,000      5,539,142
   5/01/31 .......................................................................................     4,865,000      4,912,920
Pennfield Schools District GO, School Building and Site, FGIC Insured, 5.00%,
   5/01/29 .......................................................................................     1,150,000      1,167,204
   5/01/34 .......................................................................................     2,500,000      2,527,950
Pinckney Community Schools GO, Refunding, FSA Insured, 5.00%, 5/01/26 ............................     2,955,000      3,035,258
Pontiac General Building Authority GO, FGIC Insured, 5.375%,
   6/01/23 .......................................................................................     1,620,000      1,743,460
   6/01/27 .......................................................................................     2,635,000      2,792,336
Port Huron GO, Limited Tax, AMBAC Insured, 5.00%, 10/01/22 .......................................     1,600,000      1,659,808
Portage Lake Water and Sewer Authority GO, Refunding, AMBAC Insured,
   6.10%, 10/01/14 ...............................................................................       770,000        809,663
   6.20%, 10/01/20 ...............................................................................       670,000        705,054
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, Series A, FSA Insured,
 Pre-Refunded, 9.00%, 7/01/09 ....................................................................     1,535,000      1,595,740
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
   Refunding, Series D, FSA Insured, 5.00%, 7/01/32 ..............................................    20,000,000     20,429,200
   Series B, MBIA Insured, 5.875%, 7/01/35 .......................................................    16,430,000     18,446,618
   Series B, MBIA Insured, Pre-Refunded, 5.875%, 7/01/35 .........................................     8,570,000      9,894,408


                                       Quarterly Statements of Investments | 105

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                          AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14 .......................   $ 8,700,000   $  8,736,975
Redford USD, GO, FGIC Insured, Pre-Refunded, 6.00%, 5/01/22 ......................................    14,090,000     14,986,547
River Rouge School District GO, Refunding, FGIC Insured, 5.00%, 5/01/22 ..........................     6,575,000      6,853,780
Rockford Public Schools GO, Refunding, FGIC Insured, 5.25%,
   5/01/22 .......................................................................................     1,250,000      1,322,688
   5/01/27 .......................................................................................     3,000,000      3,092,070
Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital,
  Series M, MBIA Insured, 5.25%,
   11/15/31 ......................................................................................    12,750,000     13,100,498
   11/15/35 ......................................................................................    17,600,000     17,958,688
Saginaw City School District GO, School Building and Site, FSA Insured, 5.00%, 5/01/34 ...........       650,000        655,805
Saginaw Hospital Finance Authority Revenue, Covenant Medical Center,
  Refunding, Series E, MBIA Insured,
   5.375%, 7/01/19 ...............................................................................     4,850,000      5,219,473
   5.50%, 7/01/24 ................................................................................     1,750,000      1,858,255
Saginaw Valley State University Revenue,
   Refunding, AMBAC Insured, 5.25%, 7/01/19 ......................................................     2,540,000      2,710,866
   Series A, MBIA Insured, 5.125%, 7/01/30 .......................................................     4,315,000      4,411,052
Schoolcraft Community School District GO, FGIC Insured, Pre-Refunded,
   5.75%, 5/01/21 ................................................................................     3,575,000      3,866,971
   5.375%, 5/01/26 ...............................................................................     1,000,000      1,072,920
South Macomb Disposal Authority Revenue, AMBAC Insured, 5.25%, 9/01/20 ...........................     2,000,000      2,118,620
South Redford School District GO, FGIC Insured, 5.50%, 5/01/22 ...................................     3,155,000      3,324,266
Sparta Area Schools GO, School Building and Site, FGIC Insured, 5.00%, 5/01/30 ...................     2,730,000      2,766,719
St. Clair County Building Authority GO, MBIA Insured, Pre-Refunded, 5.25%,
   4/01/18 .......................................................................................     2,065,000      2,169,757
   4/01/21 .......................................................................................     2,400,000      2,521,752
St. Clair County EDC, PCR, Detroit Edison Co., Refunding, Series AA, AMBAC Insured,
  6.40%, 8/01/24 .................................................................................    10,000,000     11,330,700
Taylor Tax Increment Finance Authority Revenue, FSA Insured, 5.00%, 5/01/21 ......................     2,595,000      2,695,738
Tecumseh Public Schools GO, FGIC Insured, 5.50%,
   5/01/25 .......................................................................................     5,925,000      6,305,918
   5/01/30 .......................................................................................     4,500,000      4,755,825
Thornapple Kellog School GO, School Building and Site, Refunding, FSA Insured, 5.00%,
   5/01/23 .......................................................................................     4,000,000      4,150,600
   5/01/28 .......................................................................................     6,250,000      6,360,000
Three Rivers Community Schools GO, Building and Site, MBIA Insured, Pre-Refunded,
  6.00%, 5/01/23 .................................................................................     2,400,000      2,552,712
Warren Consolidated School District GO, FSA Insured,
   4.875%, 5/01/22 ...............................................................................    11,850,000     12,174,690
   5.00%, 5/01/26 ................................................................................    14,450,000     14,754,028
Warren Water and Sewer Revenue, FSA Insured, 5.125%, 11/01/23 ....................................     2,450,000      2,562,186
Wayland USD, GO, FGIC Insured, Pre-Refunded, 6.75%, 5/01/24 ......................................     2,000,000      2,058,720
Wayne Charter County Airport Hotel GO, Detroit Metropolitan Airport, Series A, MBIA Insured,
   5.25%, 12/01/25 ...............................................................................    17,000,000     17,778,430
   5.00%, 12/01/30 ...............................................................................    10,750,000     10,841,590
Wayne Charter County Airport Revenue, Detroit Metropolitan Wayne County, Series A,
  MBIA Insured, 5.25%, 12/01/18 ..................................................................     5,500,000      5,771,425


106 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
     FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                      AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     Wayne State University Revenue, FGIC Insured, 5.125%, 11/15/29 ..............................   $   17,900,000   $   18,345,352
     West Bloomfield School District GO, FGIC Insured, Pre-Refunded, 6.00%,
       5/01/19 ...................................................................................        2,100,000        2,405,676
       5/01/20 ...................................................................................        2,000,000        2,291,120
     West Branch Rose City Area School District GO, FGIC Insured, 5.50%, 5/01/24 .................        1,400,000        1,495,186
     West Ottawa Public School District GO,
       FGIC Insured, 5.60%, 5/01/21 ..............................................................          695,000          741,892
       FGIC Insured, 5.60%, 5/01/26 ..............................................................        3,575,000        3,816,205
       FGIC Insured, Pre-Refunded, 5.60%, 5/01/26 ................................................        6,000,000        6,469,020
       School Building Site, Refunding, MBIA Insured, 5.00%, 5/01/32 .............................        6,025,000        6,095,372
     Western School District GO, Refunding, MBIA Insured, Pre-Refunded, 5.50%, 5/01/20 ...........        1,660,000        1,700,305
     Western Townships Utilities Authority GO, Sewer Disposal System, FGIC Insured, 4.75%, 1/01/23        8,500,000        8,625,035
     Whitmore Lake Public School District GO, FGIC Insured, 5.00%, 5/01/32 .......................        9,375,000        9,477,188
     Willow Run Community Schools GO, FSA Insured, 5.00%, 5/01/31 ................................       12,550,000       12,665,837
     Wyoming Public Schools GO, FGIC Insured, 5.125%, 5/01/23 ....................................        5,750,000        5,944,868
     Ypsilanti Community Utilities GO, Sanitation Sewer System No. 3, FGIC Insured, 5.00%, 5/01/32        6,065,000        6,124,558
     Ypsilanti School District GO,
       FGIC Insured, Pre-Refunded, 5.75%, 5/01/20 ................................................        4,700,000        5,083,849
       Refunding, FGIC Insured, 5.375%, 5/01/26 ..................................................        6,750,000        7,089,188
     Ypsilanti Water and Sewer Disposal System Revenue, Series C, AMBAC Insured, 5.00%, 9/01/27 ..        2,115,000        2,158,400
                                                                                                                      --------------
     TOTAL LONG TERM INVESTMENTS (COST $1,262,154,759) ...........................................                     1,338,749,014
                                                                                                                      --------------
     SHORT TERM INVESTMENTS .2%
     BONDS
 (a) Detroit Sewage Disposal Revenue, senior lien, Series B, Daily VRDN and Put, 1.68%, 7/01/33 ..          700,000          700,000
 (a) Michigan State University Revenues, Series A, Daily VRDN and Put, 1.68%, 8/15/32 ............        2,000,000        2,000,000
                                                                                                                      --------------
     TOTAL SHORT TERM INVESTMENTS (COST $2,700,000) ..............................................                         2,700,000
                                                                                                                      --------------
     TOTAL INVESTMENTS (COST $1,264,854,759) 99.6% ...............................................                     1,341,449,014
     OTHER ASSETS, LESS LIABILITIES .4% ..........................................................                         5,449,950
                                                                                                                      --------------
     NET ASSETS 100.0% ...........................................................................                    $1,346,898,964
                                                                                                                      ==============


See Glossary of Terms on page 157.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 107

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                         AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.4%
BONDS 94.1%
Anoka County Housing and RDA, GO, Housing Development, AMBAC Insured,
   4.875%, 2/01/24 ...............................................................................   $ 2,195,000   $  2,212,714
   5.00%, 2/01/34 ................................................................................     2,000,000      2,011,120
Anoka-Hennepin ISD No. 11 GO, School District Credit Enhancement Program, Series A,
  FSA Insured, 5.00%, 2/01/20 ....................................................................     6,130,000      6,434,171
Bemidji Health Care Facilities First Mortgage Revenue, North Country Health Services,
  Radian Insured, 5.00%, 9/01/24 .................................................................     2,000,000      2,048,860
Bemidji Lease Revenue, Minnesota State Bureau of Criminal Apprehension, MBIA Insured,
  5.70%, 12/01/17 ................................................................................       120,000        132,016
Big Lake ISD No. 727 GO, MBIA Insured, 5.70%, 2/01/21 ............................................     3,085,000      3,294,687
Bloomington ISD No. 271 GO, Series A, FSA Insured, 5.125%, 2/01/24 ...............................     2,000,000      2,094,380
Bloomington Port Authority Lease Revenue, City Hall Lease Obligation, 5.00%, 2/01/18 .............     1,045,000      1,100,928
Brooklyn Center ISD No. 286 GO, FGIC Insured, 5.00%, 2/01/22 .....................................     1,000,000      1,045,200
Buffalo GO, AMBAC Insured, 5.55%, 6/01/17 ........................................................     1,000,000      1,044,620
Buffalo ISD No. 877 GO, Refunding, MBIA Insured, 5.00%, 2/01/22 ..................................     4,255,000      4,390,054
Burnsville ISD No. 191 GO, Series A, FSA Insured, 6.20%, 2/01/17 .................................     2,105,000      2,118,956
Burnsville MFR, Coventry Court, Refunding, Series A, GNMA Secured,
   5.90%, 9/20/19 ................................................................................       400,000        425,172
   5.95%, 9/20/29 ................................................................................     1,275,000      1,343,212
   6.00%, 9/20/34 ................................................................................     1,000,000      1,054,000
Cass Lake ISD No. 115 GO, Refunding, FGIC Insured, 5.00%, 2/01/22 ................................     3,805,000      3,997,191
Centennial ISD No. 012 GO, Series A, FSA Insured, 5.00%, 2/01/21 .................................     1,000,000      1,052,140
Champlin EDA, GO, Housing Development, MBIA Insured, 5.625%, 2/01/26 .............................       250,000        259,637
Chanhassen Apartments Project GO, Series B, AMBAC Insured, Pre-Refunded, 6.20%, 1/01/25 ..........     2,975,000      3,102,627
Columbia Heights ISD No. 013 GO, FSA Insured, 5.50%, 2/01/23 .....................................     4,500,000      4,766,490
Dakota County Housing and RDA,
   Governmental Housing Revenue, Eagan Senior Housing Facility, MBIA Insured, 5.40%, 1/01/27 .....     1,015,000      1,015,365
   MFHR, Dakota Station Project, GNMA Secured, 5.65%, 1/20/24 ....................................     1,385,000      1,427,229
   SFMR, GNMA Secured, 5.75%, 4/01/18 ............................................................       460,000        473,013
   SFMR, GNMA Secured, 5.85%, 10/01/30 ...........................................................       775,000        793,879
Deer River ISD No. 317 GO,
   FSA Insured, 6.00%, 2/01/25 ...................................................................     1,325,000      1,503,517
   School Building, Refunding, FSA Insured, 4.10%, 2/01/20 .......................................       445,000        436,113
   School Building, Refunding, FSA Insured, 4.30%, 2/01/23 .......................................       745,000        728,416
Eagan GO, Recreational Facilities, Series A, MBIA Insured, 5.00%, 2/01/21 ........................     3,075,000      3,235,330
Eagan MFHR, Forest Ridge Apartments, Refunding, Series A, GNMA Secured,
   5.95%, 9/20/29 ................................................................................     1,700,000      1,790,355
   6.00%, 9/20/34 ................................................................................     1,480,000      1,556,442
Eden Prairie MFHR,
   Olympic Ridge, Refunding, Series A, GNMA Secured, 6.25%, 1/20/31 ..............................     2,000,000      2,062,140
   Parkway Apartments Project, Series A, GNMA Secured, 5.80%, 2/20/32 ............................     7,380,000      7,625,237
Edina ISD No. 273 GO, MBIA Insured,
   4.00%, 2/01/18 ................................................................................     2,060,000      2,030,872
   4.25%, 2/01/21 ................................................................................     2,700,000      2,668,761
Eveleth EDA, GO, Housing Development, MBIA Insured, 5.80%, 7/01/25 ...............................     1,000,000      1,056,310
Farmington ISD No.192 GO, MBIA Insured, 5.25%, 2/01/24 ...........................................     5,915,000      6,215,955
Ham Lake GO, Anoka County Housing, Senior Housing Project, Series B, MBIA Insured,
  6.10%, 1/01/26 .................................................................................     2,180,000      2,205,898


108 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                         AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Hibbing Health Care Facilities Revenue, The Duluth Clinic, Ltd., FSA Insured, Pre-Refunded,
 5.00%, 11/01/25 .................................................................................   $ 8,000,000   $  8,859,920
Hopkins Elderly Housing Revenue, St. Therese Project, Refunding, Series A, GNMA Secured,
  5.60%, 11/20/17 ................................................................................       750,000        781,245
  5.70%, 11/20/32 ................................................................................     3,000,000      3,091,230
Hopkins ISD No. 270 GO, FGIC Insured, 5.125%, 2/01/22 ............................................     3,880,000      4,097,319
Hubbard County Housing and RDA, GO, Heritage Center Project, MBIA Insured, 5.50%, 8/01/27 ........     1,085,000      1,150,295
Kenyon Wanamingo ISD No. 2172 GO, MBIA Insured, 6.00%, 2/01/22 ...................................     4,030,000      4,055,429
Lake Crystal Wellcome Memorial Area Schools ISD No. 2071 GO, School Building, Series B,
 MBIA Insured, 5.00%, 2/01/34 ....................................................................     3,285,000      3,363,676
Lake Superior ISD No. 381 GO, Series A, FSA Insured, 5.00%, 4/01/23 ..............................     4,195,000      4,389,522
Lakeview ISD No. 2167 GO, MBIA Insured, 5.25%, 2/01/26 ...........................................     3,705,000      3,864,982
Lakeville GO, Capital Improvement Plan, Series A, MBIA Insured, 4.75%, 2/01/30 ...................     2,695,000      2,683,061
Lakeville ISD No. 194 GO, Series A, FGIC Insured, 5.00%, 2/01/23 .................................    10,180,000     10,644,106
Mahtomedi ISD No. 832 GO, FSA Insured, 5.00%, 2/01/18 ............................................     3,240,000      3,452,317
Maple Grove HDA Municipal Facility Lease Revenue, AMBAC Insured, 5.55%, 2/01/17 ..................       280,000        301,720
Medford ISD No. 763 GO, Series A, FSA Insured, 5.125%, 2/01/29 ...................................     2,700,000      2,773,683
Minneapolis and St. Paul Housing RDA Health Care System Revenue, Children's Health Care,
 Series A, FSA Insured, Pre-Refunded,
  5.70%, 8/15/16 .................................................................................     1,005,000      1,050,727
  5.50%, 8/15/25 .................................................................................     9,000,000      9,397,080
Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
  Series A, AMBAC Insured, 5.20%, 1/01/24 ........................................................     5,000,000      5,170,650
  Series A, FGIC Insured, 5.125%, 1/01/31 ........................................................     7,000,000      7,155,400
  Series A, FGIC Insured, 5.25%, 1/01/32 .........................................................     7,000,000      7,238,630
  Series C, FGIC Insured, 5.25%, 1/01/26 .........................................................     2,000,000      2,076,760
Minneapolis and St. Paul Metropolitan Apartments Community Apartment Revenue,
 Series C, FGIC Insured, 5.25%, 1/01/32 ..........................................................    12,000,000     12,409,080
Minneapolis CDA and St. Paul Housing and RDAR, Health Care Facilities, Carondelet,
 Series B, BIG Insured, Pre-Refunded, 8.875%, 11/01/15 ...........................................       740,000        936,004
Minneapolis GO,
  Sports Arena Project, Refunding, 5.125%, 10/01/20 ..............................................     8,340,000      8,748,493
  Sports Arena Project, Refunding, 5.20%, 10/01/24 ...............................................     3,750,000      3,895,800
  Various Purpose, 5.125%, 12/01/28 ..............................................................     3,000,000      3,087,870
Minneapolis MFR, Riverside Plaza, Refunding, GNMA Secured, 5.20%, 12/20/30 .......................     5,000,000      5,037,200
Minneapolis Revenue, University Gateway Project, Series A, 5.25%, 12/01/24 .......................     3,000,000      3,111,690
Minneapolis Special School District No. 001 COP, Series A,
  FSA Insured, 5.00%, 2/01/21 ....................................................................     1,950,000      2,051,673
  MBIA Insured, Pre-Refunded, 5.90%, 2/01/17 .....................................................     5,000,000      5,216,650
Minnesota Agriculture and Economic Development Board Revenue,
  Benedictine Health, Refunding, Series A, MBIA Insured, 5.125%, 2/15/29 .........................    14,625,000     14,931,247
  Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, 5.15%, 12/01/22 ...........     4,870,000      5,080,920
  Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, Pre-Refunded,
    5.15%, 12/01/22 ..............................................................................       310,000        340,737
  Health Care System, Fairview Hospital, Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 ......    18,000,000     19,459,260


                                       Quarterly Statements of Investments | 109

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                         AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Minnesota State HFA, SFMR,
  Series E, AMBAC Insured, 5.40%, 1/01/25 ........................................................   $ 5,115,000   $  5,185,076
  Series G, AMBAC Insured, 6.25%, 7/01/26 ........................................................       550,000        562,441
  Series I, MBIA Insured, 6.25%, 1/01/15 .........................................................     1,175,000      1,176,058
Minnesota State HFAR,
  Rental Housing, Refunding, Series D, MBIA Insured, 5.90%, 8/01/15 ..............................     5,185,000      5,299,744
  Rental Housing, Refunding, Series D, MBIA Insured, 5.95%, 2/01/18 ..............................     1,940,000      1,981,923
  Rental Housing, Refunding, Series D, MBIA Insured, 6.00%, 2/01/22 ..............................     2,165,000      2,210,963
  SFM, Series B, 5.00%, 7/01/13 ..................................................................        80,000         82,705
  SFM, Series D, 5.45%, 1/01/26 ..................................................................     3,145,000      3,193,150
Minnesota State Higher Education Facilities Authority Revenue,
  Bethel, Refunding, 5.10%, 4/01/28 ..............................................................     7,700,000      7,800,485
  St. Johns University, Series 5-I, MBIA Insured, 5.25%, 10/01/21 ................................     1,750,000      1,877,313
  St. Johns University, Series 5-I, MBIA Insured, 5.25%, 10/01/26 ................................     1,500,000      1,570,800
  University of St. Thomas, Series 4-A1, MBIA Insured, 5.625%, 10/01/16 ..........................     1,000,000      1,056,190
Minnetonka MFHR,
  Brier Creek Project, Refunding, Series A, GNMA Secured, 6.45%, 6/20/24 .........................     2,690,000      2,742,078
  Cedar Hills Project, Refunding, Series A, GNMA Secured, 5.90%, 10/20/19 ........................     1,750,000      1,858,168
  Cedar Hills Project, Refunding, Series A, GNMA Secured, 5.95%, 10/20/29 ........................     5,955,000      6,284,073
Moorhead EDA, GO, Tax Increment, Series A, MBIA Insured, 5.25%, 2/01/28 ..........................     1,890,000      1,962,330
New Hope MFR, North Ridge, Refunding, Series A, GNMA Secured,
  6.05%, 1/01/17 .................................................................................       450,000        464,999
  6.20%, 1/01/31 .................................................................................     5,470,000      5,640,938
Nobles County Housing and RDA Public Project Revenue, Annual Appropriate Lease Obligation,
 AMBAC Insured, 5.625%, 2/01/22 ..................................................................     1,230,000      1,337,846
North St. Paul Maplewood ISD No. 622 GO,
  Refunding, Series A, 5.125%, 2/01/25 ...........................................................     2,275,000      2,316,974
  Series A, MBIA Insured, Pre-Refunded, 7.10%, 2/01/19 ...........................................     2,000,000      2,016,780
Northeast Metropolitan ISD No. 916 GO, FSA Insured, 5.80%, 1/01/16 ...............................     5,320,000      5,334,790
Northern Municipal Power Agency Electric System Revenue, Refunding, FSA Insured,
 5.00%, 1/01/12 ..................................................................................     1,030,000      1,102,584
Osseo ISD No. 279 GO, Series A, FSA Insured, 5.00%, 2/01/20 ......................................     3,000,000      3,169,740
Park Rapids ISD No. 309 GO, MBIA Insured,
  4.75%, 2/01/21 .................................................................................     2,500,000      2,547,075
  5.00%, 2/01/25 .................................................................................     3,000,000      3,059,580
Pipestone-Jasper ISD No. 2689 GO, Refunding, Series 2004-A, FSA Insured, 5.00%, 3/01/20 ..........     1,595,000      1,694,337
Plymouth Health Facilities Revenue, Westhealth Project, Series A, FSA Insured,
  6.25%, 6/01/16 .................................................................................     1,600,000      1,645,904
  6.125%, 6/01/24 ................................................................................     1,815,000      1,865,965
Princeton ISD No. 477 GO, Mille Lacs County, FSA Insured, 5.125%, 2/01/24 ........................     1,190,000      1,218,631
Prior Lake ISD No. 719 GO,
  FGIC Insured, 5.125%, 2/01/19 ..................................................................     1,140,000      1,222,046
  FSA Insured, 5.50%, 2/01/20 ....................................................................     2,255,000      2,458,378
  FSA Insured, 5.50%, 2/01/21 ....................................................................     2,590,000      2,815,952
  Series C, MBIA Insured, 5.00%, 2/01/21 .........................................................     2,000,000      2,110,480
  Series C, MBIA Insured, 5.00%, 2/01/23 .........................................................     6,025,000      6,285,461


110 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                         AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Puerto Rico Commonwealth GO, Public Improvement, FSA Insured,
   5.00%, 7/01/23 ................................................................................   $   955,000   $    992,914
   5.125%, 7/01/30 ...............................................................................       420,000        432,856
   Pre-Refunded, 5.00%, 7/01/23 ..................................................................     1,545,000      1,700,087
   Pre-Refunded, 5.125%, 7/01/30 .................................................................       580,000        642,478
Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/27 ..............     2,000,000      2,058,860
Puerto Rico PBA Revenue, Government Facilities, Refunding, Series F, XLCA Insured,
 5.25%, 7/01/25 ..................................................................................     2,500,000      2,782,025
Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14 .......................     1,300,000      1,305,525
Puerto Rico Public Finance Corp. Commonwealth Revenue, Series E, AMBAC Insured,
   5.50%, 8/01/27 ................................................................................       625,000        711,256
   ETM, 5.50%, 8/01/27 ...........................................................................       375,000        417,649
Robbinsdale GO, Housing Development, Senior Housing Project, Series B,
 FGIC Insured, 5.875%, 1/01/31 ...................................................................     2,160,000      2,243,743
Rochester Electric Utility Revenue, AMBAC Insured, 5.25%, 12/01/24 ...............................     3,000,000      3,154,050
Rochester Health Care Facilities Revenue, Mayo Foundation, Refunding, Series B,
 5.50%, 11/15/27 .................................................................................     4,000,000      4,218,440
Rochester ISD No. 535 GO, Series A, MBIA Insured, 5.00%,
   2/01/28 .......................................................................................     1,385,000      1,414,805
   2/01/29 .......................................................................................     1,455,000      1,482,776
Rosemount ISD No. 196 GO, Series A, MBIA Insured, 4.70%, 2/01/25 .................................     1,000,000      1,009,150
Roseville ISD No. 623 GO, Series A, FSA Insured, 6.00%, 2/01/25 ..................................     4,260,000      4,286,881
Rush City ISD No. 139 GO, School Building, MBIA Insured,
   5.00%, 2/01/21 ................................................................................     1,680,000      1,772,803
   5.125%, 2/01/26 ...............................................................................     4,245,000      4,403,933
Sauk Rapids ISD No. 47 GO, Series A, MBIA Insured, 5.75%,
   2/01/23 .......................................................................................     2,740,000      3,054,771
   2/01/26 .......................................................................................     5,000,000      5,542,400
Scott County GO, MBIA Insured, 5.00%, 2/01/33 ....................................................     5,555,000      5,647,713
Scott County Housing and Redevelopment Authority Facilities Lease Revenue,
 AMBAC Insured, 5.70%, 2/01/29 ...................................................................     1,380,000      1,461,931
Scott County Housing and Redevelopment Authority GO,
   River City Center Project, Series A, FSA Insured, 5.375%, 2/01/27 .............................     1,520,000      1,593,644
   Savage City, Hamilton Apartments Project, AMBAC Insured, 5.70%, 2/01/33 .......................     2,285,000      2,347,746
Scott County Housing and Redevelopment Authority MFR, Highview Commons, Series A,
 GNMA Secured,
   6.20%, 1/20/41 ................................................................................     2,811,000      2,919,111
   6.50%, 7/20/41 ................................................................................     1,300,000      1,349,998
Scott County Housing and Redevelopment Authority Special Benefits Tax Revenue, River City
 Centre Project, Series B, AMBAC Insured, 5.50%, 2/01/27 .........................................       675,000        702,101
Scott County Housing and Redevelopment Authority Tax Increment Development Revenue,
 River City Centre Project, Series E, FSA Insured, 5.375%, 2/01/25 ...............................     1,170,000      1,224,335
Shakopee Public Utilities Commission Public Utilities Revenue, MBIA Insured, 6.00%, 2/01/28 ......     2,530,000      2,856,421
South Washington County ISD No. 833 GO, Series B, FSA Insured, 5.00%, 2/01/23 ....................     4,000,000      4,163,280
Southeastern Multi-County Housing and RDAR, Housing Development, Goodhue County
 Apartments B, MBIA Insured, 5.75%, 1/01/31 ......................................................     2,415,000      2,502,906
Southern Minnesota Municipal Power Agency Power Supply System Revenue,
 Refunding, Series A, MBIA Insured, ETM, 5.75%, 1/01/18 ..........................................     1,000,000      1,109,540


                                       Quarterly Statements of Investments | 111

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                         AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
St. Clair ISD No. 75 GO, MBIA Insured, 5.70%, 4/01/22 ............................................   $ 2,250,000   $  2,502,473
St. Cloud Health Care Revenue, St. Cloud Hospital Obligation, Group A,
 FSA Insured, 5.875%, 5/01/30 ....................................................................    17,785,000     19,627,170
St. Cloud Hospital Facilities Revenue, St. Cloud Hospital, Refunding, Series A,
 AMBAC Insured, 5.00%, 7/01/15 ...................................................................     1,165,000      1,211,553
St. Cloud Housing and RDA, Sales Tax Revenue, Paramount Theater Project, Refunding,
 Series A, FGIC Insured, 5.00%, 3/01/22 ..........................................................     1,000,000      1,032,240
St. Francis ISD No.15 GO, Series A, FSA Insured,
  6.35%, 2/01/13 .................................................................................     1,500,000      1,570,215
  6.375%, 2/01/16 ................................................................................     5,465,000      5,722,347
St. Michael ISD No. 885 GO, FSA Insured, 5.00%, 2/01/23 ..........................................     3,300,000      3,434,706
St. Paul Housing and RDA, Parking Revenue, Refunding, Series A, FSA Insured,
 5.75%, 8/01/13 ..................................................................................     5,105,000      5,174,224
St. Paul ISD No. 625 GO,
  Series A, FSA Insured, 5.75%, 2/01/16 ..........................................................     3,500,000      3,521,840
  Series C, FSA Insured, 6.00%, 2/01/20 ..........................................................     1,600,000      1,791,696
St. Paul Port Authority IDR, Brown and Bigelow Co., Series K-1996, FGIC Insured,
 9.50%, 12/01/14 .................................................................................       190,000        198,653
St. Peter GO, Hospital, Series A, MBIA Insured, 5.00%, 9/01/32 ...................................     6,805,000      6,906,258
Stillwater ISD No. 834 GO, MBIA Insured, 5.75%, 2/01/15 ..........................................     1,990,000      2,001,761
Todd Morrison and Stearns Counties ISD No. 2753 GO, MBIA Insured, 5.00%, 4/01/17 .................     1,500,000      1,514,415
Upsala ISD No. 487 GO, School Building, FGIC Insured, 5.00%, 2/01/22 .............................     1,140,000      1,197,581
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, FSA Insured, 5.25%,
  10/01/20 .......................................................................................     1,160,000      1,270,884
  10/01/21 .......................................................................................     1,000,000      1,088,820
Virginia Governmental Housing Project GO, Refunding, MBIA Insured, 5.90%, 2/01/26 ................     2,915,000      3,093,311
Walker-Hakensack-Akeley ISD No. 113 GO, Series A, FSA Insured, 6.00%,
  2/01/23 ........................................................................................     1,160,000      1,316,287
  2/01/25 ........................................................................................     1,300,000      1,475,149
Washington County GO, Capital Improvement Plan, Series A, 4.75%,
  2/01/22 ........................................................................................     3,200,000      3,286,976
  2/01/23 ........................................................................................     1,760,000      1,805,390
Washington County Housing and RDAR, Government Housing, Landfall Terrace Project, Refunding,
  5.35%, 2/01/22 .................................................................................     1,000,000      1,071,260
  5.40%, 8/01/27 .................................................................................     2,015,000      2,103,821
Western Minnesota Municipal Power Agency Power Supply Revenue, Refunding, Series A,
  AMBAC Insured, 5.50%, 1/01/12 ..................................................................     2,745,000      2,888,756
  AMBAC Insured, 5.50%, 1/01/13 ..................................................................     4,500,000      4,735,665
  MBIA Insured, 5.00%, 1/01/30 ...................................................................     8,200,000      8,363,426
Western Minnesota Municipal Power Agency Revenue,
  MBIA Insured, 5.00%, 1/01/26 ...................................................................     8,565,000      8,816,982
  Refunding, Series B, MBIA Insured, 5.00%, 1/01/15 ..............................................     2,000,000      2,188,800
White Bear Lake ISD No. 624 GO, Series 4-A, FSA Insured, 4.00%, 2/01/19 ..........................     1,405,000      1,373,697


112 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
     FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                    AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     Willmar GO, Rice Memorial Hospital Project, FSA Insured, 5.00%,
       2/01/19 ...................................................................................   $ 2,000,000   $  2,126,520
       2/01/22 ...................................................................................     2,550,000      2,675,205
       2/01/25 ...................................................................................     3,000,000      3,103,410
       2/01/32 ...................................................................................     5,415,000      5,516,369
     Worthington ISD No. 518 GO, Series A, FSA Insured, 5.00%, 2/01/24 ...........................     5,000,000      5,112,650
                                                                                                                   ------------
     TOTAL BONDS .................................................................................                  536,135,978
                                                                                                                   ------------
     ZERO COUPON BONDS 4.3%
     Southern Minnesota Municipal Power Agency Power Supply System Revenue,
       Capital Appreciation, Refunding, Series A, MBIA Insured, 1/01/23 ..........................     4,000,000      1,661,360
       Capital Appreciation, Refunding, Series A, MBIA Insured, 1/01/26 ..........................     5,000,000      1,698,000
       Capital Appreciation, Refunding, Series A, MBIA Insured, 1/01/27 ..........................     6,600,000      2,097,612
       Capital Appreciation, Series A, MBIA Insured, 1/01/19 .....................................     5,875,000      3,080,086
       Capital Appreciation, Series A, MBIA Insured, 1/01/20 .....................................    14,035,000      6,956,167
       Series A, AMBAC Insured, 1/01/18 ..........................................................    15,985,000      8,909,560
                                                                                                                   ------------
     TOTAL ZERO COUPON BONDS .....................................................................                   24,402,785
                                                                                                                   ------------
     TOTAL LONG TERM INVESTMENTS (COST $536,201,307) .............................................                  560,538,763
                                                                                                                   ------------
     SHORT TERM INVESTMENTS .3%
     BONDS
 (a) Hennepin County GO, Series B, Weekly VRDN and Put, 1.54%, 12/01/20 ..........................       200,000        200,000
 (a) Minneapolis GO, Weekly VRDN and Put, 1.54%, 12/01/06 ........................................       200,000        200,000
 (a) Minneapolis State Revenue, Refunding, Weekly VRDN and Daily Put, 1.54%, 12/01/18 ............     1,100,000      1,100,000
                                                                                                                   ------------
     TOTAL SHORT TERM INVESTMENTS (COST $1,500,000) ..............................................                    1,500,000
                                                                                                                   ------------
     TOTAL INVESTMENTS (COST $537,701,307) 98.7% .................................................                  562,038,763
     OTHER ASSETS, LESS LIABILITIES 1.3% .........................................................                    7,231,510
                                                                                                                   ------------
     NET ASSETS 100.0% ...........................................................................                 $569,270,273
                                                                                                                   ============

See Glossary of Terms on page 157.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                                       Quarterly Statements of Investments | 113

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         PRINCIPAL
     FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                                AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS 98.5%
     BONDS
     BI-State Development Agency Revenue, Missouri Illinois Metropolitan District,
       Metrolink Cross County Project, Series B, FSA Insured, 5.00%, 10/01/32
                                                                                                         $ 4,500,000   $  4,567,095
     Boone County IDA Health Care Revenue, Retirement Center Project, GNMA Secured,
       5.70%, 10/20/22 ...............................................................................     1,515,000      1,613,945
     Cape Girardeau County IDA Health Care Facilities Revenue, St. Francis Medical Center,
       Series A, 5.50%,
        6/01/27 ......................................................................................     6,350,000      6,479,476
        6/01/32 ......................................................................................     5,000,000      5,091,600
     Cape Girardeau County IDA Solid Waste Disposal Revenue, Procter and Gamble Paper Products,
       5.30%, 5/15/28 ................................................................................     6,875,000      7,034,637
     Childrens Trust Fund Tobacco Settlement Revenue, Pre-Refunded, 6.00%, 7/01/26 ...................     2,785,000      3,194,172
     Curators University System Facilities Revenue, Series A, 5.00%, 11/01/31 ........................    17,845,000     18,100,540
 (a) Dunklin County COP, FGIC Insured, 5.00%, 12/01/24 ...............................................     1,000,000      1,026,920
     Florissant COP, FGIC Insured, 5.00%, 8/01/22 ....................................................     1,285,000      1,346,526
     Grandview COP, FGIC Insured, 5.00%, 1/01/23 .....................................................     2,410,000      2,510,666
     Hazelwood IDA, MFHR, Lakes Apartments Project, Refunding, Series A,
       GNMA Secured, 6.10%, 9/20/26 ..................................................................     1,745,000      1,807,436
     Hickory County School District R-1 Skyline GO, Direct Deposit Program, 6.05%, 3/01/20 ...........     1,100,000      1,240,822
     High Ridge Fire Protection District GO, FSA Insured, 5.375%, 11/01/20 ...........................     1,000,000      1,074,670
     Howard Bend Levee District Special Tax,
        5.65%, 3/01/13 ...............................................................................     1,000,000      1,065,350
        5.85%, 3/01/19 ...............................................................................     4,000,000      4,229,800
     Jackson County Consolidated School District No. 2 GO, Direct Deposit Program,
       5.20%, 3/01/20 ................................................................................     2,000,000      2,115,480
     Jackson County Reorganized School District No. 7 Lees Summit GO, Direct Deposit,
       Refunding and Improvement, FSA Insured, 5.00%, 3/01/21 ........................................     5,700,000      5,981,922
     Jackson County Special Obligation Revenue, MBIA Insured, 5.00%, 12/01/27 ........................     3,105,000      3,170,640
     Jasper County Reorganized School District No. R-7 GO, Direct Deposit Program, 6.00%, 3/01/20 ....     1,025,000      1,152,489
     Jefferson County Conservation Public Water Supply District No. C-1 Waterworks Revenue,
       AMBAC Insured, 5.00%, 12/01/26 ................................................................     4,500,000      4,548,015
 (a) Joplin IDA Health Facilities Revenue, Freeman Health Systems Project,
        5.50%, 2/15/29 ...............................................................................     2,000,000      2,010,420
        5.75%, 2/15/35 ...............................................................................     2,500,000      2,588,525
     Kansas City IDA, MFHR, Mews Apartments Project, Series A, FNMA Insured, 6.30%, 7/01/20 ..........     3,345,000      3,436,051
     Kansas City Land Clearance Redevelopment Authority Lease Revenue,
       Municipal Auditorium and Muehlebach Hotel, Series A, FSA Insured, 5.90%, 12/01/18 .............     5,000,000      5,274,200
     Kansas City MAC Revenue, Leasehold Roe Bartle, Refunding, Series A, MBIA Insured,
       5.00%, 4/15/20 ................................................................................    10,000,000     10,414,300
     Kansas City Tax Increment Financing Commerce Tax Increment Revenue,
       Blue Parkway Town Center Project, MBIA Insured, 5.00%, 7/01/27 ................................     1,730,000      1,772,281
     Lake of the Ozarks Community Board Corp. Bridge System Revenue,
        Pre-Refunded, 6.25%, 12/01/16 ................................................................     2,000,000      2,195,500
        Pre-Refunded, 6.40%, 12/01/25 ................................................................     5,000,000      5,503,300
        Refunding, 5.25%, 12/01/14 ...................................................................       750,000        745,395
        Refunding, 5.25%, 12/01/26 ...................................................................       800,000        718,256
     Lee's Summit IDAR, John Knox Village Project,
        6.55%, 8/15/10 ...............................................................................     1,000,000      1,033,200
        6.625%, 8/15/13 ..............................................................................     2,000,000      2,065,580
        5.70%, 8/15/22 ...............................................................................     1,500,000      1,556,070


114 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                                  AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Lee's Summit Water and Sewer Revenue, Series A, AMBAC Insured, 5.00%, 7/01/22 ....................   $ 1,995,000   $  2,089,683
Metropolitan St. Louis Sewer District Wastewater Systems Revenue, Series A, MBIA Insured,
 5.00%, 5/01/34 ..................................................................................    26,230,000     26,622,401
Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery Foundation,
 Series A, MBIA Insured, 5.00%, 12/01/30 .........................................................     9,500,000      9,656,845
Missouri School Board Association COP, Pooled Finance Program,
   Series A-3, 7.875%, 3/01/06 ...................................................................         5,000          5,063
   Series A-5, 7.375%, 3/01/06 ...................................................................        20,000         20,253
Missouri School Board Association Lease COP, Republic R-3 School District Project,
 Refunding, FSA Insured, 6.00%, 3/01/16 ..........................................................     2,220,000      2,319,833
Missouri Southern State College Revenue, Auxiliary Enterprise System, MBIA Insured, 5.50%,
 4/01/23 .........................................................................................     1,200,000      1,299,684
Missouri State Board of Public Buildings State Office Building, Special Obligation, Series A,
 5.125%, 5/01/26 .................................................................................     3,960,000      4,109,767
Missouri State Development Finance Board Infrastructure Facilities Revenue,
 Midtown Redevelopment Project, Series A, MBIA Insured, 5.75%, 4/01/22 ...........................    10,000,000     11,074,200
Missouri State Development Finance Board Recreation Facilities Revenue,
 YMCA Greater St. Louis Project, Series A, 5.40%, 9/01/18 ........................................     7,420,000      7,870,171
Missouri State Development Finance Board Solid Waste Disposal Revenue,
 Procter and Gamble Paper Product, 5.20%, 3/15/29 ................................................     3,000,000      3,131,100
Missouri State Environmental Improvement and Energy Resources Authority PCR,
 National Rural Association, Electric Project, Series G-6, AMBAC Insured, 5.85%, 2/01/13 .........     2,100,000      2,169,951
Missouri State Environmental Improvement and Energy Resources Authority Water PCR,
 State Revolving Fund,
   Series A, 7.00%, 10/01/10 .....................................................................       685,000        687,487
   Series A, 6.55%, 7/01/14 ......................................................................       890,000        893,480
   Series A, 5.75%, 1/01/16 ......................................................................       150,000        156,790
   Series B, 7.125%, 12/01/10 ....................................................................       330,000        330,964
   Series B, 5.80%, 1/01/15 ......................................................................       125,000        127,842
   Series B, 6.05%, 7/01/16 ......................................................................       485,000        496,397
   Series B, 7.20%, 7/01/16 ......................................................................       825,000        860,219
   Series B, 5.50%, 7/01/21 ......................................................................       710,000        776,797
   Series B, Pre-Refunded, 5.50%, 7/01/21 ........................................................       730,000        822,308
Missouri State GO,
   State Water Pollution Control, Series A, 5.00%, 6/01/26 .......................................     3,785,000      3,862,782
   Stormwater Control, Series A, 5.00%, 6/01/26 ..................................................     1,895,000      1,933,942
Missouri State HDC,
   MFHR, FHA Insured, 8.50%, 12/01/29 ............................................................        75,000         75,935
   SFMR, Homeowner Loan, Series D, GNMA Secured, 6.125%, 3/01/28 .................................       290,000        296,844
   SFMR, Series B, GNMA Secured, 6.10%, 9/01/14 ..................................................       660,000        678,295
   SFMR, Series B, GNMA Secured, 6.45%, 9/01/27 ..................................................       390,000        401,150
Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
   Maryville University of St. Louis Project, 6.50%, 6/15/22 .....................................     1,750,000      1,902,775
   Maryville University of St. Louis Project, 6.75%, 6/15/30 .....................................     4,500,000      4,822,650
   Washington University, 5.00%, 11/15/37 ........................................................     9,150,000      9,215,239
   Washington University, Refunding, Series B, 5.00%, 3/01/30 ....................................    14,000,000     14,156,100
   Washington University, Series B, Pre-Refunded, 6.00%, 3/01/30 .................................    13,550,000     15,610,006
   Webster University, MBIA Insured, 5.30%, 4/01/27 ..............................................     8,000,000      8,379,920


                                       Quarterly Statements of Investments | 115

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                                  AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Missouri State Health and Educational Facilities Authority Health Facilities Revenue (cont.),
   Children's Mercy Hospital, 5.30%, 5/15/28 .....................................................   $12,420,000   $ 12,571,897
   Freeman Health Systems Project, 5.25%, 2/15/28 ................................................     2,750,000      2,702,700
   Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.00%, 8/15/21 ...........     4,585,000      4,708,841
   Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.25%, 8/15/28 ...........     4,900,000      5,000,401
   Jefferson Memorial Hospital Obligated Group, 6.75%, 5/15/15 ...................................     4,000,000      4,100,040
   Jefferson Memorial Hospital Obligated Group, Pre-Refunded, 6.80%, 5/15/25 .....................     3,250,000      3,383,607
   Lake of the Ozarks General Hospital, 6.25%, 2/15/11 ...........................................       410,000        425,687
   Lake of the Ozarks General Hospital, Pre-Refunded, 6.25%, 2/15/11 .............................       840,000        896,927
   Lake of the Ozarks General Hospital, Pre-Refunded, 6.50%, 2/15/21 .............................       670,000        717,376
   Lake of the Ozarks General Hospital, Refunding, 6.50%, 2/15/21 ................................       330,000        340,283
   Lake Regional Health Systems Project, 5.60%, 2/15/25 ..........................................     1,250,000      1,269,637
   Lake Regional Health Systems Project, 5.70%, 2/15/34 ..........................................     2,750,000      2,814,955
   Lutheran Senior Services, Refunding, 5.875%, 2/01/23 ..........................................     1,000,000      1,020,390
   Lutheran Senior Services, Series A, 6.375%, 2/01/27 ...........................................     4,000,000      4,097,600
   St. Luke's Episcopal, Presbyterian Hospital, FSA Insured, 5.25%, 12/01/26 .....................     8,500,000      8,907,235
Missouri State Health and Educational Facilities Authority Revenue,
   Series A, 5.00%, 2/15/33 ......................................................................    11,125,000     11,266,065
   SSM Healthcare System, Series A, AMBAC Insured, 5.25%, 6/01/28 ................................    16,385,000     16,969,617
Missouri State Highways and Transportation Commission State Road Revenue, Series A, 5.00%,
   2/01/21 .......................................................................................    10,000,000     10,508,700
   2/01/22 .......................................................................................     3,000,000      3,139,380
Missouri State Housing Development Commission Revenue, SF, Homeowner Loan, Series C-1,
  GNMA Secured,
   5.90%, 9/01/25 ................................................................................     2,210,000      2,278,024
   5.95%, 3/01/28 ................................................................................     1,560,000      1,606,394
Monarch-Chesterfield Levee District Revenue, MBIA Insured, 5.75%, 3/01/19 ........................     1,920,000      2,150,054
North Kansas City Hospital Revenue, North Kansas City Hospital, Series A, FSA Insured,
   5.00%, 11/15/20 ...............................................................................     1,000,000      1,049,250
   5.00%, 11/15/21 ...............................................................................     1,000,000      1,043,970
   5.00%, 11/15/22 ...............................................................................     1,000,000      1,039,470
   5.00%, 11/15/28 ...............................................................................     1,965,000      1,996,126
   5.125%, 11/15/33 ..............................................................................     2,755,000      2,829,550
Northeast State University Recreational Facility Revenue, Campus Recreational Center Project,
  AMBAC Insured, 5.80%, 6/01/15 ..................................................................     1,000,000      1,017,700
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, Series A, FSA Insured,
  Pre-Refunded, 9.00%, 7/01/09 ...................................................................        30,000         31,187
Puerto Rico Commonwealth GO, Public Improvement, Series A,
   5.00%, 7/01/27 ................................................................................     2,400,000      2,424,912
   5.375%, 7/01/28 ...............................................................................     1,975,000      2,038,319
   5.125%, 7/01/31 ...............................................................................     5,000,000      5,042,850
   Pre-Refunded, 5.375%, 7/01/28 .................................................................     1,025,000      1,156,918
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
   5.50%, 7/01/36 ................................................................................    11,750,000     12,473,565
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
   Series D, 5.375%, 7/01/36 .....................................................................     2,500,000      2,582,300
   Series G, 5.00%, 7/01/42 ......................................................................     2,500,000      2,470,650


116 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                                  AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Puerto Rico Electric Power Authority Power Revenue,
   Series NN, 5.125%, 7/01/29 ....................................................................   $ 3,250,000   $  3,314,253
   Series II, 5.25%, 7/01/31 .....................................................................    10,000,000     10,298,800
Puerto Rico HFC Revenue, MF Mortgage, Portfolio A-I, 7.50%, 4/01/22 ..............................       145,000        145,267
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
 Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%, 7/01/22 ..........     2,500,000      2,583,550
Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
   Series D, 5.375%, 7/01/33 .....................................................................     2,150,000      2,216,650
   Series D, Pre-Refunded, 5.375%, 7/01/33 .......................................................     5,885,000      6,592,966
   Series I, 5.375%, 7/01/34 .....................................................................    10,000,000     10,398,000
   Series I, 5.00%, 7/01/36 ......................................................................    14,450,000     14,504,043
Pulaski County IDA, MFHR, St. Robert Project, Series A, GNMA Secured, 6.00%, 8/20/39 .............     1,600,000      1,669,776
Springfield Missouri IDAR, Bethesda Living Centers, Refunding, Series A,
   5.625%, 8/15/18 ...............................................................................     3,000,000      2,807,820
   5.70%, 8/15/28 ................................................................................     5,250,000      4,780,493
Springfield Public Building Corp. Leasehold Revenue,
   Capital Improvement Program, AMBAC Insured, 5.00%, 3/01/24 ....................................     2,600,000      2,705,248
   Springfield Recreational, Series B, AMBAC Insured, 6.125%, 6/01/21 ............................     3,230,000      3,695,572
   Springfield Recreational, Series B, AMBAC Insured, 6.15%, 6/01/25 .............................     3,645,000      4,145,459
Springfield School District No. R 12 GO, Missouri Direct Deposit Program, 5.85%, 3/01/20 .........     1,500,000      1,681,200
St. Charles County Public Water Supply District No. 2, COP, Missouri Project, Series A,
 MBIA Insured, 5.25%, 12/01/28 ...................................................................     1,000,000      1,042,750
St. Louis Airport Revenue,
   Airport Development Program, Series A, MBIA Insured, 5.00%, 7/01/26 ...........................     5,000,000      5,100,850
   Airport Development Program, Series A, MBIA Insured, 5.25%, 7/01/31 ...........................    18,835,000     19,414,553
   Capital Improvement Program, Series A, MBIA Insured, 5.00%, 7/01/32 ...........................     2,540,000      2,563,825
St. Louis County Housing Authority MFHR, Kensington Square Apartments Project, Refunding,
   6.55%, 3/01/14 ................................................................................     1,000,000      1,000,870
   6.65%, 3/01/20 ................................................................................     2,750,000      2,815,560
St. Louis County IDA Health Facilities Revenue,
   Jewish Center Healthcare, GNMA Secured, 5.40%, 2/20/31 ........................................     1,000,000      1,024,170
   Jewish Center Healthcare, GNMA Secured, 5.50%, 2/20/36 ........................................    10,460,000     11,012,916
   Mary Queen Healthcare, GNMA Secured, 5.375%, 9/20/31 ..........................................     3,310,000      3,450,576
   Mother of Perpetual Help, GNMA Secured, 6.40%, 8/01/35 ........................................     1,895,000      2,007,298
St. Louis County IDA, MFHR,
   Lucas Hunt Village Project, GNMA Secured, 5.20%, 9/20/31 ......................................     1,095,000      1,111,348
   South Summit Apartments, Refunding, Series A, GNMA Secured, 6.10%, 4/20/32 ....................     1,250,000      1,301,788
St. Louis County IDAR, Bethesda Living Centers, Series B, 5.85%, 8/15/28 .........................     1,500,000      1,393,005
St. Louis IDA Sewer and Solid Waste Disposal Facilities Revenue, Anheuser-Busch Project,
   5.875%, 11/01/26 ..............................................................................     1,100,000      1,123,925
St. Louis Municipal Finance Corp. Leasehold Revenue,
   Carnahan Courthouse, Series A, FGIC Insured, 5.125%, 2/15/27 ..................................     4,750,000      4,915,775
   City Justice Center, Series A, AMBAC Insured, 6.00%, 2/15/20 ..................................     1,000,000      1,137,450
Taney County IDA Hospital Revenue, The Skaggs Community Hospital Association,
   5.30%, 5/15/18 ................................................................................     3,000,000      3,032,400
   5.40%, 5/15/28 ................................................................................     1,500,000      1,464,870
Taney County Reorganized School District GO, No. R-V Hollister, Refunding, FSA Insured,
 5.00%, 3/01/20 ..................................................................................     1,300,000      1,373,619


                                       Quarterly Statements of Investments | 117

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
     FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                             AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     University of Missouri Revenues, System Facilities,
       Pre-Refunded, 5.80%, 11/01/27 ...............................................................  $ 1,000,000  $  1,104,350
       Refunding, Series B, 5.00%, 11/01/27 ........................................................    7,865,000     8,021,120
     Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
       5.40%, 10/01/12 .............................................................................    2,500,000     2,648,075
       5.50%, 10/01/22 .............................................................................    2,500,000     2,570,600
     West Plains IDA Hospital Revenue, Ozarks Medical Center Project, Refunding,
       5.50%, 11/15/12 .............................................................................    1,000,000     1,005,980
       5.60%, 11/15/17 .............................................................................    1,700,000     1,645,243
       5.65%, 11/15/22 .............................................................................    1,500,000     1,406,730
     West Plains Waterworks System Revenue, AMBAC Insured, 5.625%, 3/01/21 .........................    1,250,000     1,371,163
                                                                                                                   ------------
     TOTAL LONG TERM INVESTMENTS (COST $523,248,373) ...............................................                549,194,635
                                                                                                                   ------------
     SHORT TERM INVESTMENTS 1.0%
     BONDS
 (b) Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
       Rockhurst University, Daily VRDN and Put, 1.67%, 11/01/32 ...................................      400,000       400,000
       Saint Louis University, Series B, Daily VRDN and Put, 1.72%, 10/01/24 .......................      690,000       690,000
       Washington University, Series B, Daily VRDN and Put, 1.65%, 2/15/33 .........................    4,335,000     4,335,000
 (b) Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
      MBIA Insured, Weekly VRDN and Put, 1.58%, 12/01/15 ...........................................      100,000       100,000
 (b) Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Series A,
      AMBAC Insured, Weekly VRDN and Put, 1.63%, 7/01/28 ...........................................      100,000       100,000
                                                                                                                   ------------
     TOTAL SHORT TERM INVESTMENTS (COST $5,625,000) ................................................                  5,625,000
                                                                                                                   ------------
     TOTAL INVESTMENTS (COST $528,873,373) 99.5% ...................................................                554,819,635
     OTHER ASSETS, LESS LIABILITIES .5% ............................................................                  2,662,977
                                                                                                                   ------------
     NET ASSETS 100.0% .............................................................................               $557,482,612
                                                                                                                   ============

See Glossary of Terms on page 157.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


118 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                                AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 97.2%
BONDS 97.2%
Aberdeen Township GO, Refunding, FGIC Insured, 5.70%, 2/01/22 ....................................   $ 4,100,000   $  4,437,348
Allamuchy Town Board of Education COP, MBIA Insured, 6.00%, 11/01/14 .............................     1,000,000      1,024,100
Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project,
 MBIA Insured, ETM, 7.40%, 7/01/16 ...............................................................     9,500,000     12,112,690
Berkeley Township Board of Education GO, FSA Insured, 4.75%, 8/01/22 .............................     1,975,000      2,021,294
Branchburg Township Board of Education GO, FGIC Insured, 5.00%,
   7/15/26 .......................................................................................     1,230,000      1,260,553
   7/15/27 .......................................................................................     1,300,000      1,328,561
   7/15/28 .......................................................................................     1,365,000      1,393,433
   7/15/29 .......................................................................................     1,440,000      1,463,429
Camden County Improvement Authority Health System Revenue, Catholic Health East,
 Series B, AMBAC Insured, 5.00%, 11/15/28 ........................................................    11,600,000     11,782,004
Cape May County IPC, Financing Authority Revenue, Atlantic City Electric Co.,
 Refunding, Series A, MBIA Insured, 6.80%, 3/01/21 ...............................................     5,400,000      6,980,904
Carteret Board of Education COP, MBIA Insured, 5.75%, 1/15/30 ....................................     1,155,000      1,264,921
Delaware River and Bay Authority Revenue,
   FGIC Insured, 5.25%, 1/01/26 ..................................................................     9,000,000      9,266,940
   MBIA Insured, 5.00%, 1/01/27 ..................................................................    10,000,000     10,185,900
   Series A, AMBAC Insured, 5.75%, 1/01/29 .......................................................     4,000,000      4,378,400
Delaware River Port Authority Pennsylvania and New Jersey Delaware River Bridges Revenue,
 FSA Insured, 5.75%,
   1/01/22 .......................................................................................     8,500,000      9,432,450
   1/01/26 .......................................................................................    10,000,000     10,965,000
East Orange GO, Water Utility, AMBAC Insured, 5.70%,
   6/15/23 .......................................................................................     1,200,000      1,282,740
   6/15/24 .......................................................................................     1,385,000      1,475,773
   6/15/25 .......................................................................................     1,465,000      1,555,537
Egg Harbor Township School District GO, FGIC Insured, Pre-Refunded, 5.125%, 7/15/24 ..............     4,870,000      5,451,965
Freehold Township Board Education GO, MBIA Insured, 5.00%, 2/15/30 ...............................     1,500,000      1,522,245
Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue,
 Waste Management Inc. Project, Refunding,
   Series A, 6.85%, 12/01/29 .....................................................................     1,375,000      1,553,475
   Series B, 7.00%, 12/01/29 .....................................................................     1,250,000      1,420,675
Hammonton School District GO, FGIC Insured, 5.00%,
   8/01/26 .......................................................................................     1,155,000      1,188,229
   8/01/27 .......................................................................................     1,215,000      1,245,217
Health Care Facilities Financing Authority Revenue, Englewood Hospital, MBIA Insured,
 5.00%, 8/01/31 ..................................................................................     7,330,000      7,417,887
Higher Education Student Assistance Authority Student Loan Revenue, Series A,
 MBIA Insured, 6.15%, 6/01/19 ....................................................................     1,815,000      1,828,594
Highland Park School District GO, Refunding, MBIA Insured, 5.125%, 2/15/25 .......................     7,120,000      7,280,556
Hoboken GO, Parking Utility, Series A, FGIC Insured, 5.00%, 1/01/23 ..............................     4,315,000      4,513,145
Hoboken New Jersey Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded,
 5.30%, 5/01/27 ..................................................................................     3,600,000      4,084,704
Hudson County Improvement Authority Solid Waste Systems Revenue, Koppers Site Project,
 Series A, 6.125%, 1/01/29 .......................................................................     6,510,000      6,385,203
Jackson Township School District GO, FGIC Insured, 5.00%, 4/15/25 ................................     3,000,000      3,106,320


                                       Quarterly Statements of Investments | 119

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                                AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Jersey City GO,
   FSA Insured, Pre-Refunded, 5.00%, 3/01/21 .....................................................   $ 1,500,000   $  1,646,805
   Series A, FSA Insured, 5.625%, 3/01/20 ........................................................     1,000,000      1,105,740
Lafayette Yard Community Development Revenue, Hotel/Conference Center
  Project-Trenton Guaranteed, MBIA Insured, Pre-Refunded,
   6.00%, 4/01/29 ................................................................................     1,750,000      2,024,382
   5.80%, 4/01/35 ................................................................................     2,520,000      2,890,440
Middlesex County COP, MBIA Insured, 5.00%, 8/01/31 ...............................................     3,250,000      3,284,612
Middlesex County Improvement Authority Revenue, Administration Building
  Residential Project, FNMA Insured,
   5.25%, 7/01/21 ................................................................................       750,000        795,712
   5.35%, 7/01/34 ................................................................................     1,575,000      1,627,794
Middletown Township GO, Board of Education, MBIA Insured, Pre-Refunded, 5.85%,
   8/01/24 .......................................................................................     4,295,000      4,686,232
   8/01/25 .......................................................................................         5,000          5,455
Monroe Township Municipal Utilities Authority Middlesex County Revenue,
  Refunding, FGIC Insured, 5.00%, 2/01/26 ........................................................     1,000,000      1,023,340
Mount Olive Township Board of Education GO, MBIA Insured, 5.00%, 7/15/29 .........................     7,875,000      8,049,589
New Jersey EDA,
   Heating and Cooling Revenue, Trigen-Trenton Project, Series B, 6.10%, 12/01/04 ................       840,000        840,000
   Heating and Cooling Revenue, Trigen-Trenton Project, Series B, 6.20%, 12/01/07 ................     2,720,000      2,738,061
   Lease Revenue, International Center for Public Health Project, University of
     Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 .......................................     5,000,000      5,582,850
   Natural Gas Facilities Revenue, New Jersey Natural Gas Co. Project, Series A,
     AMBAC Insured, 6.25%, 8/01/24 ...............................................................     8,200,000      8,409,100
   PCR, Jersey Central Power and Light, 7.10%, 7/01/15 ...........................................       550,000        560,620
   School Revenue, Blair Academy, 1995 Project, Series A, 5.85%, 9/01/16 .........................     1,640,000      1,673,702
   State Lease Revenue, Liberty State Park Lease Rental, Refunding, AMBAC Insured,
     5.75%, 3/15/20 ..............................................................................     4,605,000      4,884,293
   Water Facilities Revenue, Hackensack Water Co. Project, Refunding, Series A, MBIA Insured,
     5.80%, 3/01/24 ..............................................................................     1,000,000      1,020,430
New Jersey EDA Revenue,
   Cigarette Tax, 5.50%, 6/15/24 .................................................................     5,000,000      5,064,750
   Hillcrest Health Services System Project, Refunding, AMBAC Insured, 5.375%, 1/01/16 ...........     2,500,000      2,679,750
   Jewish Community Housing Corp. Metropolitan Project, 5.90%, 12/01/31 ..........................     5,110,000      5,425,338
   Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 .......................    12,500,000     12,699,250
   Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28 .............................    14,545,000     14,882,153
   School Facilities Construction, Series A, AMBAC Insured, 5.00%, 6/15/21 .......................    15,000,000     15,635,700
   School Facilities Construction, Series C, MBIA Insured, 4.75%, 6/15/25 ........................    16,500,000     16,676,715
   Transportation Project, Sublease, Series A, FSA Insured, Pre-Refunded, 5.25%, 5/01/17 .........     5,000,000      5,526,750
   Transportation Project, Sublease, Series A, FSA Insured, Pre-Refunded, 5.00%, 5/01/18 .........     2,000,000      2,190,040
New Jersey Health Care Facilities Financing Authority Revenue,
   5.75%, 7/01/28 ................................................................................    11,000,000     11,337,150
   Atlantic City Medical Center, Refunding, 5.75%, 7/01/25 .......................................     5,000,000      5,221,100
   Atlantic Health Systems, Series A, AMBAC Insured, 5.00%, 7/01/27 ..............................     7,500,000      7,594,500
   Burdette Tomlin Memorial Hospital, 5.50%, 7/01/29 .............................................     5,725,000      5,859,766
   Cathedral Health Services, Refunding, MBIA Insured, 5.25%, 8/01/21 ............................     5,000,000      5,264,150


120 | Quarterly Statements of Investments

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STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                                AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
New Jersey Health Care Facilities Financing Authority Revenue (cont.),
   East Orange General Hospital, Series B, 7.75%, 7/01/20 ........................................   $ 4,710,000   $  4,684,331
   Franciscan St. Mary's Hospital, ETM, 5.875%, 7/01/12 ..........................................     3,550,000      3,901,202
   Hackensack University Medical Center, 6.00%, 1/01/34 ..........................................    10,000,000     10,427,700
   Holy Name Hospital, 6.00%, 7/01/25 ............................................................     3,000,000      3,096,510
   Holy Name Hospital, AMBAC Insured, 5.25%, 7/01/20 .............................................     3,000,000      3,146,820
   Jersey City Medical Center, AMBAC Insured, 5.00%, 8/01/31 .....................................     7,000,000      7,074,550
   JFK Medical Center/Hartwyck, Refunding, MBIA Insured, 5.00%, 7/01/25 ..........................     7,855,000      8,042,656
   Medical Center at Princeton Obligation Group, AMBAC Insured, 5.00%, 7/01/28 ...................     7,000,000      7,112,000
   Meridian Health Systems Obligation Group, FSA Insured, 5.375%, 7/01/24 ........................     6,500,000      6,899,295
   Meridian Health Systems Obligation Group, FSA Insured, 5.25%, 7/01/29 .........................    20,000,000     20,692,000
   Pascack Valley Hospital Association, 5.125%, 7/01/28 ..........................................     4,400,000      3,346,596
   Robert Wood Johnson University Hospital, 5.75%, 7/01/25 .......................................     5,000,000      5,345,750
   South Jersey Hospital, 5.875%, 7/01/21 ........................................................    10,000,000     10,398,800
   South Jersey Hospital, 6.00%, 7/01/32 .........................................................    18,600,000     19,332,468
   Southern Ocean County Hospital, FSA Insured, 5.00%, 7/01/27 ...................................     2,000,000      2,028,500
   St. Joseph's Hospital and Medical Center, Refunding, Connie Lee Insured, 5.75%, 7/01/16 .......     1,000,000      1,065,790
   St. Joseph's Hospital and Medical Center, Refunding, Connie Lee Insured, 6.00%, 7/01/26 .......     1,000,000      1,069,620
   St. Peters University Hospital, Series A, 6.875%, 7/01/30 .....................................     1,500,000      1,646,055
New Jersey State Building Authority State Building Revenue, Refunding, 5.00%, 6/15/15 ............     5,000,000      5,274,350
New Jersey State Building Authority State Revenue, Series A, FSA Insured, Pre-Refunded,
 5.00%, 12/15/22 .................................................................................     1,000,000      1,107,930
New Jersey State Educational Facilities Authority Revenue,
   Capital Improvement Funding Project, Series A, FSA Insured, 5.00%, 9/01/20 ....................     8,000,000      8,306,560
   FGIC Insured, 5.50%, 7/01/30 ..................................................................     6,615,000      7,058,734
   Kean University, Series D, FGIC Insured, 5.00%, 7/01/33 .......................................    10,000,000     10,160,000
   Montclair State University, Series F, FGIC Insured, 5.00%, 7/01/31 ............................     5,000,000      5,066,900
   Princeton University, Refunding, Series D, 5.00%, 7/01/29 .....................................     1,000,000      1,023,660
   Ramapo College, Series D, AMBAC Insured, 5.00%, 7/01/25 .......................................     1,000,000      1,030,460
   Ramapo College, Series D, AMBAC Insured, 5.00%, 7/01/31 .......................................     1,500,000      1,520,070
   Ramapo College, Series E, FGIC Insured, 5.00%, 7/01/34 ........................................     2,000,000      2,034,960
   Rowan College, Series E, AMBAC Insured, Pre-Refunded, 6.00%, 7/01/26 ..........................     9,810,000     10,487,479
   Rowan University, Series C, FGIC Insured, 5.00%, 7/01/31 ......................................     2,000,000      2,030,160
   Rowan University, Series K, FGIC Insured, 5.00%, 7/01/27 ......................................     1,000,000      1,022,740
   Rowan University, Series K, FGIC Insured, 5.00%, 7/01/33 ......................................     1,000,000      1,014,440
   Seton Hall University Project, Series G, AMBAC Insured, 5.00%, 7/01/26 ........................     1,870,000      1,916,245
   Stevens Institute of Technology, Series I, 5.00%, 7/01/18 .....................................     1,100,000      1,139,875
   Stevens Institute of Technology, Series I, 5.00%, 7/01/28 .....................................     1,575,000      1,562,006
   University of Medical Dentistry, Series C, AMBAC Insured, 5.125%, 12/01/29 ....................     2,700,000      2,750,544
New Jersey State Highway Authority Garden State Parkway General Revenue,
 ETM, 6.20%, 1/01/10 .............................................................................     5,000,000      5,607,300
New Jersey State Housing and Mortgage Finance Agency MFHR,
   GO, Series D, FSA Insured, 5.50%, 5/01/22 .....................................................       920,000        939,403
   Refunding, Series A, AMBAC Insured, 6.00%, 11/01/14 ...........................................     5,000,000      5,134,450
   Refunding, Series A, AMBAC Insured, 6.05%, 11/01/20 ...........................................    11,275,000     11,554,169
   Series A1, FSA Insured, 6.35%, 11/01/31 .......................................................     2,000,000      2,114,520
   Series B, FSA Insured, 6.25%, 11/01/26 ........................................................     1,480,000      1,564,982
   Series E1, FSA Insured, 5.70%, 5/01/20 ........................................................     2,790,000      2,935,554
   Series E1, FSA Insured, 5.75%, 5/01/25 ........................................................     1,295,000      1,355,256


                                       Quarterly Statements of Investments | 121

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STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                                AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
New Jersey State Housing and Mortgage Finance Agency Revenue, Home Buyer,
   Series CC, MBIA Insured, 5.875%, 10/01/31 .....................................................   $ 2,045,000   $  2,099,008
   Series U, MBIA Insured, 5.85%, 4/01/29 ........................................................     4,275,000      4,382,773
  New Jersey State Transportation Corp. COP, Federal Transportation Administration Grants,
  Series A, AMBAC Insured, Pre-Refunded, 6.125%, 9/15/15 .........................................     2,000,000      2,287,000
    New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
  Refunding, Series B, MBIA Insured, 5.00%, 12/15/21 .............................................    10,000,000     10,390,100
New Jersey State Turnpike Authority Turnpike Revenue, Series A,
   AMBAC Insured, 5.00%, 1/01/30 .................................................................     5,000,000      5,087,050
   MBIA Insured, 5.60%, 1/01/22 ..................................................................     7,500,000      8,212,050
   MBIA Insured, 5.50%, 1/01/25 ..................................................................    16,300,000     17,583,788
New Jersey State Turnpike Authority Turnpike Revenue GO, Series A, FGIC Insured,
  5.00%, 1/01/27 .................................................................................    15,000,000     15,378,000
   Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, MBIA Insured,
   5.00%, 1/01/26 ................................................................................     3,245,000      3,345,173
   5.50%, 1/01/27 ................................................................................     3,240,000      3,491,683
   5.50%, 1/01/28 ................................................................................     2,000,000      2,143,000
   5.00%, 1/01/34 ................................................................................    18,450,000     18,759,038
   North Brunswick Township Board of Education GO, Refunding, FGIC Insured, 5.00%, 2/01/15 .......     2,000,000      2,082,080
    North Hudson Sewer Authority New Jersey Sewer Revenue, Series C, MBIA Insured, 5.00%,
   8/01/22 .......................................................................................     1,000,000      1,036,600
   8/01/31 .......................................................................................     1,000,000      1,013,500
North Plainfield Board of Education GO, FSA Insured, 4.875%, 8/15/25 .............................     1,020,000      1,040,074
Ocean County Board of Education GO, Cape May, FGIC Insured, 5.00%,
   4/01/21 .......................................................................................     2,155,000      2,241,308
   4/01/22 .......................................................................................     2,142,000      2,219,369
Passaic Valley Sewer Commissioners GO, Sewer System, Refunding,
  Series E, AMBAC Insured, 5.75%, 12/01/22 .......................................................     8,925,000      9,995,643
Port Authority of New York and New Jersey Revenue,
   120th Series, MBIA Insured, 5.50%, 10/15/35 ...................................................     5,000,000      5,144,150
   121st Series, MBIA Insured, 5.375%, 10/15/35 ..................................................     3,000,000      3,086,310
   Consolidated, 94th Series, 6.00%, 12/01/16 ....................................................     2,000,000      2,020,000
   Consolidated, 94th Series, 6.00%, 6/01/17 .....................................................     5,000,000      5,050,000
   Consolidated, 109th Series, FSA Insured, 5.375%, 7/15/27 ......................................     2,500,000      2,585,275
   Consolidated, 125th Series, FSA Insured, 5.00%, 4/15/32 .......................................    23,950,000     24,342,780
Port Authority of New York and New Jersey Special Obligation Revenue,
   4th Installment, Special Project, 6.75%, 10/01/11 .............................................     2,500,000      2,623,675
   John F. Kennedy International Air Terminal, MBIA Insured, 5.75%, 12/01/22 .....................     8,000,000      8,682,800
Puerto Rico Commonwealth GO, Public Improvement,
   FSA Insured, 5.125%, 7/01/30 ..................................................................     8,350,000      8,605,594
   FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ....................................................    13,655,000     15,125,917
   Series A, 5.00%, 7/01/29 ......................................................................    10,000,000     10,067,700
   Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 ..........................................     3,000,000      3,328,770
   Series A, Pre-Refunded, 5.00%, 7/01/27 ........................................................    11,555,000     12,821,312
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
   Series B, Pre-Refunded, 6.00%, 7/01/39 ........................................................    10,000,000     11,609,100
   Series D, 5.375%, 7/01/36 .....................................................................     5,000,000      5,164,600
   Series D, 5.25%, 7/01/38 ......................................................................     5,000,000      5,115,800


122 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                                AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation Bonds,
 Series A, ETM, 5.50%, 10/01/32 ..................................................................   $ 1,000,000   $  1,086,800
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
  7.50%, 7/01/09 .................................................................................        20,000         20,093
  AMBAC Insured, 5.00%, 7/01/28 ..................................................................    15,000,000     15,275,250
Puerto Rico Electric Power Authority Revenue,
  Series II, 5.25%, 7/01/31 ......................................................................    18,000,000     18,537,840
  Series X, Pre-Refunded, 6.00%, 7/01/15 .........................................................     2,000,000      2,085,600
  Series X, Pre-Refunded, 6.125%, 7/01/21 ........................................................     5,000,000      5,217,550
Puerto Rico HFC Revenue, MF Mortgage, Portfolio A-I, 7.50%, 4/01/22 ..............................     2,160,000      2,163,974
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue,
 University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 ................................     1,000,000      1,016,490
Puerto Rico PBA Revenue Guaranteed, Government Facilities, Series D,
  5.375%, 7/01/33 ................................................................................     6,830,000      7,041,730
  Pre-Refunded, 5.375%, 7/01/33 ..................................................................    18,170,000     20,355,851
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A, MBIA Insured,
 Pre-Refunded, 5.00%, 8/01/29 ....................................................................     5,000,000      5,539,000
Rutgers State University COP, AMBAC Insured, 5.00%, 1/01/34 ......................................     1,000,000      1,013,070
South Brunswick Township Board of Education GO, Refunding, Series AA, FGIC Insured,
 5.50%, 8/01/24 ..................................................................................     1,720,000      1,805,708
South Jersey Transportation Authority Transportation Systems Revenue, AMBAC Insured,
  5.00%, 11/01/29 ................................................................................    12,000,000     12,181,560
Tobacco Settlement Financing Corp. Revenue, Asset Backed, Refunding, 6.00%, 6/01/37 ..............    13,000,000     11,817,130
Union County Utilities Authority Solid Waste Revenue, sub. lease, Ogden Martin,
 Series A, AMBAC Insured, 5.35%, 6/01/23 .........................................................     2,705,000      2,815,094
University of Medicine and Dentistry COP,
  AMBAC Insured, 5.00%, 4/15/32 ..................................................................     4,625,000      4,681,518
  Series A, MBIA Insured, 5.00%, 9/01/22 .........................................................     1,700,000      1,772,046
University of Medicine and Dentistry Revenue, Series A, AMBAC Insured, 5.00%,
  12/01/24 .......................................................................................     2,500,000      2,593,350
  12/01/31 .......................................................................................    29,395,000     29,859,441
Virgin Islands PFAR,
  Gross Receipts Taxes, Loan Note, Radian Insured, 5.00%, 10/01/33 ...............................     5,000,000      5,049,950
  senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/15 .............................     2,500,000      2,634,975
  senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .............................     3,045,000      3,177,549
  senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 .............................     2,000,000      2,056,480
Washington Township Board of Education GO, Mercer County, FGIC Insured, 5.00%, 1/01/28 ...........     4,497,000      4,596,294
West Orange County Board of Education COP, MBIA Insured, 5.625%, 10/01/29 ........................     2,000,000      2,165,120
Woodbridge Township GO, FGIC Insured, 5.00%, 7/15/24 .............................................     1,220,000      1,264,408
                                                                                                                   ------------
TOTAL BONDS ......................................................................................                  930,524,742
                                                                                                                   ------------


                                       Quarterly Statements of Investments | 123

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          PRINCIPAL
     FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                               AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
     ZERO COUPON BOND
     Middlesex County COP, MBIA Insured, 6/15/24 .....................................................   $  1,000,000  $    380,390
                                                                                                                       ------------
     TOTAL LONG TERM INVESTMENTS (COST $879,715,323) .................................................                  930,905,132
                                                                                                                       ------------
     SHORT TERM INVESTMENTS 1.1%
     BONDS
 (a) New Jersey Health Care Facilities Financing Authority Revenue, Saint Claires Hospital, Series A4,
      Weekly VRDN and Put, 1.64%, 7/01/18 ............................................................      3,800,000     3,800,000
 (a) New Jersey Sports and Exposition Authority State Contract Revenue, Refunding, Series B-2,
      MBIA Insured, Weekly VRDN and Put, 1.60%, 3/01/21 ..............................................      5,890,000     5,890,000
 (a) Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
      Weekly VRDN and Put, 1.58%, 12/01/15 ...........................................................        800,000       800,000
                                                                                                                       ------------
     TOTAL SHORT TERM INVESTMENTS (COST $10,490,000) .................................................                   10,490,000
                                                                                                                       ------------
     TOTAL INVESTMENTS (COST $890,205,323) 98.3% .....................................................                  941,395,132
     OTHER ASSETS, LESS LIABILITIES 1.7% .............................................................                   15,931,698
                                                                                                                       ------------
     NET ASSETS 100.0% ...............................................................................                 $957,326,830
                                                                                                                       ============

See Glossary of Terms on page 157.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


124 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                            AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.6%
BONDS
Appalachian State University Revenue, Teachers College Utility System, Refunding,
 MBIA Insured, 5.00%, 5/15/24 ....................................................................   $ 3,000,000   $  3,084,840
Asheville Water System Revenue,
   FGIC Insured, 5.70%, 8/01/25 ..................................................................     4,000,000      4,283,600
   FSA Insured, 5.00%, 8/01/25 ...................................................................     1,000,000      1,032,510
Broad River Water Authority Water System Revenue, MBIA Insured, 5.375%, 6/01/26 ..................     1,000,000      1,055,840
Brunswick County Enterprise System Revenue, Series A, FSA Insured, 5.00%,
   4/01/27 .......................................................................................     1,500,000      1,539,270
   4/01/28 .......................................................................................     1,750,000      1,789,165
Buncombe County Metropolitan Sewer District Sewer System Revenue,
   FSA Insured, 5.00%, 7/01/29 ...................................................................     5,000,000      5,114,050
   MBIA Insured, 5.00%, 7/01/26 ..................................................................     1,000,000      1,028,730
Centennial Authority Hotel Tax Revenue, Arena Project, FSA Insured, 5.125%, 9/01/19 ..............     5,115,000      5,490,799
Charlotte Airport Revenue,
   Series A, MBIA Insured, 5.00%, 7/01/29 ........................................................     5,000,000      5,072,050
   Series B, MBIA Insured, 6.00%, 7/01/24 ........................................................     4,000,000      4,442,840
   Series B, MBIA Insured, 6.00%, 7/01/28 ........................................................     6,300,000      6,930,126
Charlotte COP,
   Convention Facility Project, 5.625%, 12/01/25 .................................................     7,230,000      7,883,520
   Governmental Facilities Projects, Series G, 5.00%, 6/01/28 ....................................     3,000,000      3,045,630
Charlotte GO, Series C, 5.00%, 7/01/27 ...........................................................     2,010,000      2,062,180
Charlotte Storm Water Fee Revenue, Refunding, 5.00%, 6/01/25 .....................................     1,000,000      1,034,260
Charlotte Water and Sewer GO, 5.00%, 2/01/21 .....................................................     4,000,000      4,216,200
Charlotte Water and Sewer System Revenue,
   5.125%, 6/01/26 ...............................................................................     6,000,000      6,263,460
   Pre-Refunded, 5.25%, 6/01/24 ..................................................................     3,000,000      3,342,930
   Pre-Refunded, 5.25%, 6/01/25 ..................................................................     3,950,000      4,417,877
Charlotte-Mecklenberg Hospital Authority Health Care System Revenue,
   5.90%, 1/15/16 ................................................................................     3,465,000      3,639,082
   Carolinas Healthcare System, Refunding, Series A, 5.00%, 1/15/31 ..............................     5,000,000      5,000,600
   Carolinas Healthcare System, Series A, 5.125%, 1/15/22 ........................................     8,000,000      8,128,480
Children's Trust Fund Tobacco Settlement Revenue, Asset Backed Bonds,
 Refunding, 5.50%, 5/15/39 .......................................................................     7,000,000      6,342,490
Columbus County Industrial Facilities and PCFA, Solid Water Disposal Revenue,
 International Paper Co. Project, Refunding, Series A, 5.80%, 12/01/16 ...........................     1,450,000      1,521,383
Concord COP, Series B, MBIA Insured,
   5.75%, 6/01/16 ................................................................................     1,475,000      1,574,666
   6.125%, 6/01/21 ...............................................................................     2,180,000      2,337,549
Cumberland County COP, Civic Center Project, Series A, AMBAC Insured, Pre-Refunded, 6.40%,
   12/01/19 ......................................................................................     3,500,000      3,570,000
   12/01/24 ......................................................................................     3,765,000      3,840,300
Cumberland County Finance Corp. Installment Payment Revenue, Detention
 Center and Mental Health, FSA Insured, Pre-Refunded, 5.625%, 6/01/24 ............................     5,000,000      5,693,350
Cumberland County Hospital Facilities Revenue, Cumberland County Hospital Systems Inc.,
 Refunding, 5.25%, 10/01/29 ......................................................................     5,250,000      5,291,527
Cumberland County NC, CTFS , Refunding, AMBAC Insured, 5.00%, 12/01/18 ...........................     3,000,000      3,147,810
Dare County COP, AMBAC Insured,
   5.125%, 6/01/21 ...............................................................................       650,000        698,795
   5.00%, 6/01/23 ................................................................................     3,000,000      3,134,610
   5.00%, 6/01/29 ................................................................................     5,295,000      5,374,954


                                       Quarterly Statements of Investments | 125

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STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                            AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Durham County Enterprise System Revenue, MBIA Insured, 5.00%, 6/01/23 ............................   $ 1,670,000   $  1,748,824
Durham County GO, Public Improvement, 5.00%, 6/01/22 .............................................     2,000,000      2,105,900
Franklin County COP, AMBAC Insured, 5.00%, 6/01/25 ...............................................     1,250,000      1,284,025
Gastonia Combined Utilities System Revenue,
  FSA Insured, 5.00%, 5/01/25 ....................................................................     1,000,000      1,031,470
  MBIA Insured, 5.625%, 5/01/19 ..................................................................     1,000,000      1,108,010
Greensboro Enterprise Systems Revenue, Series A, 5.125%,
  6/01/21 ........................................................................................       390,000        413,763
  6/01/22 ........................................................................................       350,000        369,708
Greensboro HDC, Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.70%, 1/01/24 ..............     1,320,000      1,338,836
Halifax County Industrial Facilities and PCFA Revenue, Champion International Corp. Project,
  5.45%, 11/01/33 ................................................................................     4,000,000      3,892,000
  Refunding, 6.45%, 11/01/29 .....................................................................     3,900,000      4,121,637
Harnett County COP, FSA Insured, 5.125%, 12/01/23 ................................................     1,000,000      1,064,840
Haywood County Industrial Facilities and PCFA, Environmental Improvement Revenue,
 Champion International Project, 6.25%, 9/01/25 ..................................................     2,000,000      2,056,260
Henderson County COP, Henderson County School Project, AMBAC Insured, 5.00%, 3/01/21 .............     1,000,000      1,054,010
High Point Combined Enterprise System Revenue, FGIC Insured, 5.00%, 11/01/31 .....................     5,000,000      5,093,750
Martin County Industrial Facilities and PCFA Revenue, Solid Waste, Weyerhaeuser Co. Project,
  5.65%, 12/01/23 ................................................................................     2,000,000      2,000,940
  6.00%, 11/01/25 ................................................................................     5,400,000      5,534,028
Mecklenburg County GO, Public Improvement, Series B, 4.70%, 2/01/20 ..............................     3,000,000      3,089,910
New Hanover County COP, New Hanover County Projects, AMBAC Insured, 5.00%, 12/01/22 ..............     5,000,000      5,274,500
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue
  Meredith College, AMBAC Insured, 4.875%, 6/01/24 ...............................................     1,000,000      1,021,850
  Johnson & Wales University Project, Series A, XLCA Insured, 5.00%, 4/01/33 .....................     3,000,000      3,020,100
North Carolina Eastern Municipal Power Agency Power System Revenue,
  Refunding, Series A, 6.50%, 1/01/18 ............................................................     3,000,000      3,516,540
  Refunding, Series A, 5.75%, 1/01/26 ............................................................    10,000,000     10,425,700
  Refunding, Series D, 6.75%, 1/01/26 ............................................................     5,000,000      5,526,100
  Series B, MBIA Insured, 5.875%, 1/01/21 ........................................................     5,000,000      5,418,450
North Carolina Educational Facilities Finance Agency Revenue, Duke University Project,
 Series A, 5.25%, 7/01/42 ........................................................................    10,000,000     10,257,300
North Carolina HFA, SFR,
  Series AA, 6.25%, 3/01/17 ......................................................................       410,000        419,106
  Series X, 6.65%, 9/01/19 .......................................................................       315,000        318,100
North Carolina HFAR,
  MF, Mortgage Loan Resolution, Refunding, Series H, 6.05%, 7/01/28 ..............................     2,230,000      2,290,812
  MF, Refunding, Series A, AMBAC Insured, 5.90%, 7/01/20 .........................................     2,780,000      2,852,641
  MF, Refunding, Series J, 5.45%, 7/01/17 ........................................................     2,175,000      2,248,645
  Refunding, Series F, 6.70%, 1/01/27 ............................................................     3,945,000      4,027,450
  SF, Refunding, Series DD, 6.20%, 9/01/27 .......................................................     1,385,000      1,407,991
  SF, Series JJ, 6.45%, 9/01/27 ..................................................................     2,160,000      2,229,790
  SFR, Series RR, 5.85%, 9/01/28 .................................................................     2,825,000      2,883,110


126 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                            AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
North Carolina Medical Care Commission Health Care Facilities Revenue,
   Novant Health Project, Refunding, Series A, MBIA Insured, 5.00%, 10/01/18 .....................   $ 1,000,000   $  1,045,880
   Novant Health Project, Refunding, Series A, MBIA Insured, 5.00%, 10/01/24 .....................     5,500,000      5,649,545
   Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/19 ...........................       630,000        672,859
   Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/29 ...........................     1,220,000      1,275,486
   Wakemed Project, AMBAC Insured, 5.00%, 10/01/32 ...............................................     4,205,000      4,234,519
North Carolina Medical Care Commission Health System Revenue, Catholic Health East Project,
 Series C, AMBAC Insured, 5.00%, 11/15/18 ........................................................     2,500,000      2,626,800
North Carolina Medical Care Commission Hospital Revenue,
   Annie Penn Memorial Hospital Project, Pre-Refunded, 5.375%, 1/01/22 ...........................     1,920,000      2,100,442
   Annie Penn Memorial Hospital Project, Refunding, ETM, 5.25%, 1/01/12 ..........................     1,940,000      2,109,459
   Halifax Regional Medical Center Project, 5.00%, 8/15/24 .......................................     2,800,000      2,661,708
   Mission St. Joseph's Health System Project, MBIA Insured, 5.125%, 10/01/28 ....................     5,000,000      5,112,150
   Northeast Medical Center, AMBAC Insured, 5.50%, 11/01/30 ......................................     1,580,000      1,678,355
   Rex Healthcare Project, AMBAC Insured, 5.00%, 6/01/17 .........................................     2,780,000      2,909,770
   Southeastern Regional Medical Center, 6.25%, 6/01/29 ..........................................     4,000,000      4,219,960
   Southeastern Regional Medical Center, 5.375%, 6/01/32 .........................................     3,500,000      3,544,030
   Transylvania Community Hospital Inc. Project, Refunding, 5.75%, 10/01/19 ......................     1,090,000      1,062,336
   Wake County Hospital System Project, MBIA Insured, 5.375%, 10/01/26 ...........................    10,825,000     11,213,401
   Wilson Memorial Hospital Project, Refunding, AMBAC Insured, 5.625%, 11/01/18 ..................     5,000,000      5,366,000
North Carolina Medical Care Commission Revenue, Rowan Regional Medical Center,
 FSA Insured, 5.00%, 9/01/33 .....................................................................     5,900,000      5,908,555
North Carolina Medical Care Community Revenue, FHA Insured Betsy Johnson Project,
 FSA Insured, 5.125%, 10/01/32 ...................................................................     4,500,000      4,623,480
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series A, MBIA Insured,
   5.25%, 1/01/19 ................................................................................     5,000,000      5,424,050
   5.00%, 1/01/20 ................................................................................     2,000,000      2,077,040
North Carolina State COP, Western Carolina University Housing Project, AMBAC Insured,
 5.00%, 6/01/33 ..................................................................................     1,500,000      1,520,715
North Carolina State Education Assistance Authority Revenue, Guaranteed, Student Loan, sub. lien,
   Series A, 6.05%, 7/01/10 ......................................................................     3,310,000      3,410,260
   Series A, 6.30%, 7/01/15 ......................................................................     1,500,000      1,542,660
   Series C, 6.35%, 7/01/16 ......................................................................     4,500,000      4,697,190
North Carolina University Revenue, 5.00%, 12/01/28 ...............................................     1,000,000      1,023,270
Piedmont Triad Airport Authority Airport Revenue, Refunding, Series A, FSA Insured,
 6.00%, 7/01/24 ..................................................................................     5,745,000      6,427,506
Pitt County COP,
   MBIA Insured, Pre-Refunded, 5.85%, 4/01/17 ....................................................     5,055,000      5,561,258
   School Facilities Project, Series A, FSA Insured, 5.25%, 4/01/25 ..............................     1,670,000      1,746,787
   School Facilities Project, Series B, AMBAC Insured, 5.00%, 4/01/29 ............................     2,500,000      2,522,100
   School Facilities Project, Series B, FSA Insured, 5.50%, 4/01/25 ..............................     1,000,000      1,076,380
Puerto Rico Commonwealth GO, Public Improvement,
   FSA Insured, 5.125%, 7/01/30 ..................................................................     3,445,000      3,550,451
   FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ....................................................     5,305,000      5,876,455
   Series A, 5.375%, 7/01/28 .....................................................................     4,925,000      5,082,896
   Series A, 5.125%, 7/01/31 .....................................................................     3,265,000      3,292,981
   Series A, Pre-Refunded, 5.00%, 7/01/27 ........................................................     5,000,000      5,547,950
   Series A, Pre-Refunded, 5.375%, 7/01/28 .......................................................     2,405,000      2,714,524
   Series A, Pre-Refunded, 5.125%, 7/01/31 .......................................................     1,735,000      1,932,738


                                       Quarterly Statements of Investments | 127

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                            AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Puerto Rico Commonwealth Highway and Transportation Authority Revenue,
   Refunding, Series D, FSA Insured, 5.00%, 7/01/32 ..............................................   $ 5,000,000   $  5,107,300
   Refunding, Series H, 5.00%, 7/01/35 ...........................................................     4,280,000      4,294,638
   Series A, MBIA Insured, 5.00%, 7/01/38 ........................................................     2,000,000      2,032,980
   Series D, 5.375%, 7/01/36 .....................................................................     5,000,000      5,164,600
   Series D, 5.25%, 7/01/38 ......................................................................     3,000,000      3,069,480
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
   7.50%, 7/01/09 ................................................................................         5,000          5,023
   AMBAC Insured, 5.00%, 7/01/28 .................................................................    10,000,000     10,183,500
Puerto Rico Electric Power Authority Revenue,
   Series II, 5.25%, 7/01/31 .....................................................................     6,000,000      6,179,280
   Series X, Pre-Refunded, 6.125%, 7/01/21 .......................................................     4,000,000      4,174,040
Puerto Rico HFC Revenue, MF Mortgage, Portfolio A-I, 7.50%, 4/01/22 ..............................       170,000        170,313
Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
   Series D, 5.375%, 7/01/33 .....................................................................     1,790,000      1,845,490
   Series D, Pre-Refunded, 5.375%, 7/01/33 .......................................................     5,210,000      5,836,763
   Series I, 5.00%, 7/01/36 ......................................................................     2,405,000      2,413,995
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
  Pre-Refunded, 5.70%, 8/01/25 ...................................................................     5,000,000      5,635,750
Raeford HDC First Lien Revenue, Yadkin Trail, Refunding, Series A, FHA Insured, 6.00%, 7/15/22 ...     1,320,000      1,320,792
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/31 .......................................     3,000,000      3,046,380
Raleigh Durham Airport Authority Airport Revenue, Series A, FGIC Insured, 5.00%,
   11/01/25 ......................................................................................     6,480,000      6,632,798
   11/01/31 ......................................................................................     8,000,000      8,078,560
Randolph County COP, FSA Insured, Pre-Refunded, 5.75%, 6/01/22 ...................................     5,500,000      6,244,260
Robeson County Industrial Facilities and PCFA Revenue, Campbell Soup Co. Project,
  Refunding, 6.40%, 12/01/06 .....................................................................     1,750,000      1,887,305
University of Greenboro Revenue, Housing and Dining System, Series G, MBIA Insured,
  6.00%, 4/01/26 .................................................................................     2,040,000      2,297,468
University of North Carolina Ashville Revenue, Refunding, Series A, AMBAC Insured,
  5.00%, 6/01/27 .................................................................................     1,200,000      1,227,840
University of North Carolina Greensboro Revenue, Series A, FSA Insured, 5.00%, 4/01/26 ...........     4,940,000      5,095,561
University of North Carolina Revenue, Series A, 5.00%, 12/01/25 ..................................     4,000,000      4,109,280
University of North Carolina System Pool Revenue,
   AMBAC Insured, 5.00%, 4/01/29 .................................................................     2,500,000      2,531,450
   Series A, AMBAC Insured, 5.00%, 4/01/27 .......................................................     2,100,000      2,157,351
Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
   5.50%, 10/01/18 ...............................................................................     2,000,000      2,087,060
   5.625%, 10/01/25 ..............................................................................     1,575,000      1,620,722
Wake County Industrial Facilities and PCFA Revenue, Carolina Power and Light Company Project,
  Refunding, 5.375%, 2/01/17 .....................................................................     8,000,000      8,635,120
Wilkes County COP, Public Improvements Project, FSA Insured, 5.375%, 12/01/20 ....................     1,000,000      1,090,020
Wilmington COP, AMBAC Insured, 5.00%, 9/01/29 ....................................................     1,000,000      1,019,250
Winston-Salem Water and Sewer System Revenue,
   Pre-Refunded, 5.125%, 6/01/20 .................................................................     2,500,000      2,794,300
   Series B, Pre-Refunded, 5.70%, 6/01/17 ........................................................     2,250,000      2,335,658
                                                                                                                   ------------
TOTAL LONG TERM INVESTMENTS (COST $460,064,690) ..................................................                  486,237,842
                                                                                                                   ------------


128 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
     FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                      AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------
     SHORT TERM INVESTMENTS .8%
     BONDS
 (a) Charlotte-Mecklenberg Hospital Authority Health Care System Revenue, Series B,
      Weekly VRDN and Put, 1.65%, 1/15/26 .......................................................   $   700,000   $    700,000
 (a) North Carolina Medical Care Commission Hospital Revenue,
       Lexington Memorial Hospital Project, Refunding, Daily VRDN and Put, 1.66%, 4/01/10 .......       800,000        800,000
       Pooled Financing Project, ACES, Series A, Daily VRDN and Put, 1.68%, 10/01/20 ............       200,000        200,000
       Valdese General Hospital Inc. Project, Refunding, Weekly VRDN and Put, 1.68%, 10/01/16 ...       700,000        700,000
 (a) North Carolina State GO, Series G, Weekly VRDN and Put, 1.60%, 5/01/21 .....................     1,600,000      1,600,000
 (a) Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series A, AMBAC Insured, Weekly VRDN and Put, 1.63%, 7/01/28 ..............................       100,000        100,000
                                                                                                                  ------------
     TOTAL SHORT TERM INVESTMENTS (COST $4,100,000) .............................................                    4,100,000
                                                                                                                  ------------
     TOTAL INVESTMENTS (COST $464,164,690) 99.4% ................................................                  490,337,842
     OTHER ASSETS, LESS LIABILITIES .6% .........................................................                    3,117,255
                                                                                                                  ------------
     NET ASSETS 100.0% ..........................................................................                 $493,455,097
                                                                                                                  ============

See Glossary of Terms on page 157.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 129

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                              AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS 101.3%
 BONDS 101.2%
 Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement
   Children's Hospital Center, FSA Insured, 5.00%, 11/15/22 ......................................   $ 5,000,000   $  5,195,900
 Akron GO,
    7.50%, 9/01/05 ...............................................................................       500,000        519,475
    Improvement, FGIC Insured, 5.00%, 12/01/20 ...................................................     2,150,000      2,276,076
    Improvement, FGIC Insured, 5.00%, 12/01/21 ...................................................     2,255,000      2,371,719
    Improvement, FGIC Insured, 5.00%, 12/01/22 ...................................................     1,185,000      1,240,932
 Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured, 5.00%,
    12/01/22 .....................................................................................     2,460,000      2,576,112
    12/01/24 .....................................................................................     3,200,000      3,314,880
(a) 12/01/33 .....................................................................................     8,005,000      8,091,694
 Akron Sewer System Revenue, Refunding, MBIA Insured, 5.55%, 12/01/16 ............................     3,660,000      3,911,442
 Anthony Wayne Local School District GO,
    Refunding, FSA Insured, 5.00%, 12/01/24 ......................................................     3,200,000      3,304,256
    School Facilities Construction and Improvement, FSA Insured, 5.65%, 12/01/21 .................     2,490,000      2,764,647
    School Facilities Construction and Improvement, FSA Insured, 5.70%, 12/01/25 .................     2,335,000      2,560,514
    School Facilities Construction and Improvement, FSA Insured, 5.125%, 12/01/30 ................     2,535,000      2,595,561
 Archbold Area Local School District GO, AMBAC Insured, Pre-Refunded, 6.00%, 12/01/21 ............     2,000,000      2,185,800
 Athens City School District GO, School Facilities Construction and Improvement,
   FSA Insured, 6.00%, 12/01/24 ..................................................................     2,345,000      2,660,895
 Aurora City School District COP, MBIA Insured,
    6.10%, 12/01/19 ..............................................................................     1,825,000      2,101,323
    6.15%, 12/01/24 ..............................................................................     1,670,000      1,919,999
 Aurora City School District GO, Refunding and Improvement, FGIC Insured, Pre-Refunded,
   5.80%, 12/01/16 ...............................................................................     1,075,000      1,135,544
 Austintown Local School District GO, School Improvement, FSA Insured, 5.125%, 12/01/30 ..........     7,715,000      7,961,649
 Avon Lake City School District GO, FGIC Insured, 5.50%, 12/01/26 ................................     4,000,000      4,297,080
 Avon Lake Water System Revenue, Series A, AMBAC Insured, 5.75%, 10/01/26 ........................     2,020,000      2,218,526
 Avon Local School District GO,
    AMBAC Insured, Pre-Refunded, 6.00%, 12/01/20 .................................................     2,500,000      2,708,325
    School Improvement, MBIA Insured, 5.25%, 12/01/23 ............................................     1,000,000      1,071,780
    School Improvement, MBIA Insured, 5.25%, 12/01/29 ............................................     2,295,000      2,395,269
 Beavercreek Local School District GO, FGIC Insured, 5.70%, 12/01/20 .............................     8,125,000      8,698,462
 Bluffton Exempted Village School District GO, Improvement, AMBAC Insured, 5.50%, 12/01/28 .......     1,190,000      1,331,634
 Bowling Green MFHR, Village Apartments, Refunding, Series A, GNMA Secured, 5.40%, 9/20/36 .......     2,940,000      2,992,861
 Brookville Local School District GO, FSA Insured,
    5.25%, 12/01/22 ..............................................................................     1,075,000      1,157,990
    5.00%, 12/01/31 ..............................................................................     3,000,000      3,036,840
 Buckeye Local School District GO, Construction and Improvement Bonds, FGIC Insured,
   5.50%, 12/01/25 ...............................................................................       750,000        806,955
 Butler County GO,
    AMBAC Insured, 5.75%, 12/01/16 ...............................................................     1,000,000      1,077,450
    Judgment Bonds, FSA Insured, 4.75%, 12/01/26 .................................................     4,000,000      4,002,880
 Central Local School District GO, Classroom Facilities, FSA Insured, 5.75%, 12/01/22 ............     1,555,000      1,748,162
 Cincinnati City School District GO,
    Classroom Facilities Construction and Improvement, FSA Insured, 5.00%, 12/01/27 ..............     2,500,000      2,558,175
    FSA Insured, 5.00%, 12/01/22 .................................................................     9,510,000      9,758,021


130 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                              AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Cincinnati Tech College Revenue, AMBAC Insured,
   5.25%, 10/01/23 ...............................................................................   $ 2,510,000   $  2,687,281
   5.00%, 10/01/28 ...............................................................................     2,715,000      2,767,237
Circleville GO, Capital Facilities Improvement, AMBAC Insured, 5.625%, 12/01/20 ..................     2,035,000      2,240,657
Cleveland Municipal School District GO, FSA Insured, 5.00%, 12/01/27 .............................     4,000,000      4,097,200
Cleveland State University General Receipt Revenue, FGIC Insured,
   5.25%, 6/01/24 ................................................................................     1,000,000      1,068,590
   5.00%, 6/01/34 ................................................................................     2,000,000      2,022,600
Cleveland Waterworks Revenue,
   Refunding and Improvement, Series I, FSA Insured, 5.00%, 1/01/28 ..............................     6,715,000      6,806,928
   Refunding and Improvement, Series I, FSA Insured, Pre-Refunded, 5.00%, 1/01/28 ................     4,785,000      5,190,385
   Series H, MBIA Insured, Pre-Refunded, 5.75%, 1/01/26 ..........................................     1,000,000      1,058,230
   Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/22 ..........................................     2,075,000      2,282,230
   Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/23 ..........................................     4,285,000      4,712,943
   Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/25 ..........................................     8,150,000      8,963,940
Clinton-Massie Local School District GO, School Improvement, MBIA Insured, 5.00%, 12/01/25 .......     1,185,000      1,216,272
Clyde-Green Springs Exempt Village School District GO, Refunding and Improvement,
 School Facilities Construction, MBIA Insured, 5.125%, 12/01/32 ..................................     1,000,000      1,027,930
Columbus City School District GO, Linden Elementary Construction, FSA Insured,
 5.00%, 12/01/28 .................................................................................       900,000        914,328
Columbus Municipal Airport Authority Revenue, Airport Improvement,
 Port Columbus International, Series B, AMBAC Insured, 5.00%, 1/01/18 ............................     3,565,000      3,725,282
Columbus Tax Increment Financing Revenue,
   Easton Project, AMBAC Insured, 5.30%, 12/01/19 ................................................     1,500,000      1,606,110
   Polaris Project, Series A, AMBAC Insured, 4.75%, 12/01/22 .....................................     1,385,000      1,415,816
Crawford County GO, Refunding, AMBAC Insured, 5.25%, 12/01/31 ....................................     1,330,000      1,380,074
Cuyahoga Community College District General Receipts Revenue, Series A,
 AMBAC Insured, 5.00%,
   12/01/22 ......................................................................................     1,000,000      1,047,200
   12/01/32 ......................................................................................     3,000,000      3,034,650
Cuyahoga County Hospital Revenue, University Hospitals Health System Inc., AMBAC Insured,
   5.40%, 1/15/19 ................................................................................     1,500,000      1,614,615
   5.50%, 1/15/30 ................................................................................     1,760,000      1,852,136
Cuyahoga County MFHR, Rockefeller Park Project, Series A, GNMA Secured, 5.75%, 1/20/29 ...........     1,000,000      1,039,310
Cuyahoga County Utility System Revenue,
   AMBAC Insured, 5.125%, 2/15/28 ................................................................     1,000,000      1,022,510
   Medical Center Co. Project, Refunding, Series B, MBIA Insured, 6.10%, 8/15/15 .................     2,945,000      3,073,343
Darke County GO, Real Estate Acquisition and Improvement, FGIC Insured, 5.125%, 12/01/27 .........     1,020,000      1,055,486
Dayton City School District GO, School Facilities Construction and Improvement,
 Series A, FGIC Insured, 5.00%, 12/01/29 .........................................................     8,275,000      8,389,278
Deerefield Township Tax Increment Revenue, Refunding, Series B, MBIA Insured,
 5.00%, 12/01/25 .................................................................................     1,000,000      1,027,850
Defiance GO, MBIA Insured,
   6.10%, 12/01/14 ...............................................................................     1,000,000      1,024,110
   6.20%, 12/01/20 ...............................................................................       750,000        768,142
Delaware City School District GO, FGIC Insured, Pre-Refunded, 5.75%, 12/01/15 ....................     1,640,000      1,715,506
Dover Municipal Electric System Revenue, FGIC Insured, 6.00%, 12/01/19 ...........................     1,625,000      1,699,831


Quarterly Statements of Investments | 131

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         PRINCIPAL
     FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                            AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     Dover Waterworks Systems Revenue, AMBAC Insured, Pre-Refunded, 6.00%, 12/01/13 ..................   $ 1,100,000   $  1,122,000
     Eastlake GO, Capital Facilities, MBIA Insured, 5.00%, 12/01/27 ..................................     1,950,000      1,991,223
     Eaton City School District GO, FGIC Insured, 5.00%, 12/01/25 ....................................     1,250,000      1,288,350
     Fairfield City School District GO, FGIC Insured, Pre-Refunded, 6.00%, 12/01/20 ..................     1,000,000      1,038,690
     Fairfield County GO, FGIC Insured, 5.00%, 12/01/20 ..............................................     1,600,000      1,689,488
     Finneytown Local School District GO, FGIC Insured, 5.80%, 12/01/24 ..............................     1,980,000      2,195,008
     Franklin County Hospital Revenue,
       Children's Hospital Project, AMBAC Insured, 5.50%, 5/01/21 ....................................     3,365,000      3,665,966
       Children's Hospital Project, AMBAC Insured, 5.50%, 5/01/28 ....................................     4,265,000      4,536,595
       Holy Cross Health Systems, AMBAC Insured, 5.875%, 6/01/21 .....................................     2,500,000      2,663,150
       Ohiohealth Corp., Refunding, Series C, MBIA Insured, 5.00%, 5/15/33 ...........................     5,250,000      5,267,797
     Franklin GO, MBIA Insured, 5.25%, 12/01/27 ......................................................     1,500,000      1,571,760
     Garfield Heights GO, Various Purpose, Refunding and Improvement, FGIC Insured,
      5.00%, 12/01/27 ................................................................................     2,655,000      2,722,198
     Georgetown Exempted Village School District GO, Classroom Facilities, FSA Insured,
      5.125%, 12/01/31 ...............................................................................     1,000,000      1,031,170
     Grand Valley Ohio Local School District GO, Classroom Facilities Improvement, FGIC Insured,
      5.00%, 12/01/24 ................................................................................     1,300,000      1,342,354
     Greater Cleveland Regional Transit Authority GO, Capital Improvement,
      Series A, MBIA Insured, 5.125%, 12/01/21 .......................................................     1,750,000      1,845,060
 (a) Green Community Learning Centers Income Tax Revenue, MBIA Insured, 5.00%,
       12/01/27 ......................................................................................     1,205,000      1,234,281
       12/01/28 ......................................................................................     1,265,000      1,292,817
       12/01/32 ......................................................................................     2,675,000      2,711,326
     Green Local School District GO, Summit County, FGIC Insured, Pre-Refunded,
       5.875%, 12/01/14 ..............................................................................     2,800,000      2,856,000
       5.90%, 12/01/19 ...............................................................................     5,150,000      5,253,000
     Greene County GO, AMBAC Insured, 5.00%,
       12/01/22 ......................................................................................     1,475,000      1,538,145
       12/01/28 ......................................................................................     2,620,000      2,666,636
     Greene County Sewer System Revenue, Governmental Enterprise,
       AMBAC Insured, 5.625%, 12/01/25 ...............................................................     1,890,000      2,057,681
       MBIA Insured, 5.25%, 12/01/25 .................................................................     5,000,000      5,201,100
     Greene County Water System Revenue,
       Governmental Enterprise, MBIA Insured, 5.25%, 12/01/21 ........................................     5,400,000      5,797,926
       Series A, FGIC Insured, Pre-Refunded, 6.125%, 12/01/21 ........................................     2,100,000      2,367,099
     Guernsey County GO, Refunding, FGIC Insured, 5.00%, 12/01/23 ....................................     2,690,000      2,792,274
     Hamilton County Convention Facilities Authority Revenue,
       FGIC Insured, 5.00%, 12/01/24 .................................................................     2,795,000      2,888,912
       FGIC Insured, 5.00%, 12/01/28 .................................................................     5,400,000      5,489,802
       Second Lien, FGIC Insured, 5.00%, 12/01/33 ....................................................     7,235,000      7,316,755
     Hamilton County Hospital Facilities Revenue, Cincinnati Children's Hospital, Series J,
      FGIC Insured, 5.25%, 5/15/34 ...................................................................     5,000,000      5,169,200
     Hamilton County Sales Tax Revenue, Series B, AMBAC Insured,
       5.25%, 12/01/32 ...............................................................................    19,720,000     20,542,127
       5.60%, 12/01/32 ...............................................................................     1,200,000      1,300,104


132 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                              AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Hamilton County Sewer System Revenue,
   Refunding, MBIA Insured, 5.25%, 12/01/21 ......................................................   $ 1,000,000   $  1,066,190
   Series A, FGIC Insured, Pre-Refunded, 6.05%, 12/01/15 .........................................     3,010,000      3,186,898
Hamilton GO, One Renaissance Center, Series A, AMBAC Insured, 5.25%,
   11/01/18 ......................................................................................     1,010,000      1,091,951
   11/01/19 ......................................................................................     1,015,000      1,099,915
   11/01/20 ......................................................................................     1,120,000      1,208,054
   11/01/21 ......................................................................................     1,180,000      1,266,140
Hamilton Wastewater System Revenue, Series A, FSA Insured,
   5.90%, 10/15/21 ...............................................................................     3,040,000      3,255,688
   5.20%, 10/15/23 ...............................................................................     7,275,000      7,598,374
Heath City School District GO, School Improvement, Series A, FGIC Insured,
   5.60%, 12/01/21 ...............................................................................     1,000,000      1,105,270
   5.50%, 12/01/27 ...............................................................................     1,170,000      1,247,314
Highland Local School District GO, School Improvement, FSA Insured, 5.00%,
   12/01/23 ......................................................................................     3,680,000      3,804,973
   12/01/26 ......................................................................................     3,675,000      3,753,241
Hilliard School District GO,
   Refunding, FGIC Insured, 6.55%, 12/01/05 ......................................................       500,000        521,935
   School Improvement, FGIC Insured, 5.75%, 12/01/28 .............................................     4,000,000      4,385,680
   School Improvement, Series A, FGIC Insured, 5.25%, 12/01/28 ...................................     3,010,000      3,143,734
Hudson City School District COP, MBIA Insured, 5.00%, 6/01/34 ....................................     6,720,000      6,795,936
Independence Local School District GO, FGIC Insured, 5.25%, 12/01/21 .............................     1,390,000      1,498,517
Jackson Center Local School District Shelby County GO, Facilities Construction and
 Improvements, MBIA Insured, 5.00%, 12/01/28 .....................................................     1,175,000      1,195,915
Jackson City School District GO, School Improvement, MBIA Insured, 5.25%, 12/01/27 ...............     3,000,000      3,120,360
Jackson Local School District GO, Stark and Summit Counties Local School District,
   FSA Insured, 5.50%, 12/01/20 ..................................................................     4,000,000      4,390,680
   FSA Insured, 5.625%, 12/01/25 .................................................................     3,500,000      3,798,550
   MBIA Insured, Pre-refunded, 5.50%, 12/01/21 ...................................................     3,060,000      3,314,561
   Jefferson Local School District Madison County School Construction GO, FGIC Insured,
 5.00%, 12/01/25 .................................................................................     1,200,000      1,240,056
Jonathan Alder Local School District GO, School Facilities Construction and Improvement,
 MBIA Insured,
   4.75%, 12/01/22 ...............................................................................     1,105,000      1,126,349
   5.00%, 12/01/27 ...............................................................................     6,195,000      6,325,962
   5.00%, 12/01/30 ...............................................................................     3,320,000      3,359,242
Kenston Local School District GO, School Improvement, MBIA Insured, 5.00%,
   12/01/24 ......................................................................................     2,380,000      2,461,539
   12/01/25 ......................................................................................     2,500,000      2,573,200
Kettering City School District GO, School Improvements, FSA Insured, 5.00%,
   12/01/28 ......................................................................................     2,970,000      3,030,766
   12/01/31 ......................................................................................     2,595,000      2,628,268
Keystone Local School District Lorain County GO, School Improvement, FSA Insured,
 5.00%, 12/01/30 .................................................................................     6,170,000      6,253,789
Lake County Hospital Facilities Revenue, Lake Hospital System Inc., AMBAC Insured,
 5.00%, 8/15/23 ..................................................................................     1,500,000      1,538,760


                                       Quarterly Statements of Investments | 133

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                              AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Lake Ohio Local School District GO, MBIA Insured,
   5.30%, 12/01/21 ...............................................................................   $ 1,575,000   $  1,700,779
   5.375%, 12/01/25 ..............................................................................     1,900,000      2,032,791
Lakewood City School District GO, School Improvement, FSA Insured, 5.125%, 12/01/31 ..............    21,900,000     22,582,623
Lakota Local District GO, AMBAC Insured, Pre-Refunded, 6.125%, 12/01/17 ..........................     3,200,000      3,327,712
Lebanon City School District GO, FSA Insured, 5.00%, 12/01/29 ....................................     6,250,000      6,323,500
Licking County Joint Vocational School District GO, School Facilities
  Construction and Improvement, MBIA Insured,
   5.00%, 12/01/21 ...............................................................................     2,200,000      2,303,246
   4.75%, 12/01/23 ...............................................................................     2,230,000      2,262,603
Licking Heights Local School District GO, School Facilities Construction and Improvements,
  Series A, FGIC Insured, 5.625%, 12/01/28 .......................................................     4,000,000      4,316,880
Logan Hocking Local School District GO, Construction and Improvement, MBIA Insured, 5.00%,
   12/01/22 ......................................................................................     1,200,000      1,245,864
   12/01/29 ......................................................................................     1,000,000      1,011,760
London City School District GO, School Facilities Construction and Improvement,
  FGIC Insured, 5.00%,
   12/01/22 ......................................................................................       700,000        726,754
   12/01/29 ......................................................................................     1,500,000      1,517,640
Lorain County GO, Sewer System Improvement, MBIA Insured, 5.00%, 12/01/19 ........................     1,640,000      1,736,301
Lorain County Health Facilities Revenue, Catholic Healthcare Partners, Series A,
  AMBAC Insured, 5.50%, 9/01/29 ..................................................................     6,250,000      6,639,937
Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding, Series B,
  MBIA Insured, 5.50%, 9/01/27 ...................................................................     5,000,000      5,226,450
Lorain GO, Urban Renewal, MBIA Insured, 5.70%, 12/01/28 ..........................................     1,050,000      1,146,642
Louisville City School District GO, FGIC Insured, 5.00%, 12/01/24 ................................     3,500,000      3,601,885
Loveland City School District GO, Refunding, Series A, MBIA Insured, 5.00%, 12/01/24 .............     4,000,000      4,091,720
Lucas County GO, 8.00%,
   12/01/06 ......................................................................................       120,000        132,961
   12/01/08 ......................................................................................       110,000        130,970
   12/01/09 ......................................................................................       120,000        146,579
   12/01/10 ......................................................................................       220,000        274,329
Lucas County Hospital Revenue, Promedica Healthcare Obligation Group,
   MBIA Insured, 5.75%, 11/15/14 .................................................................       300,000        322,776
   Refunding, AMBAC Insured, 5.375%, 11/15/29 ....................................................       750,000        771,390
   Refunding, MBIA Insured, ETM, 5.75%, 11/15/14 .................................................     4,460,000      4,703,025
Mad River Local School District GO, Classroom Facilities, FGIC Insured, 5.125%, 12/01/24 .........     4,180,000      4,373,785
Madison Local School District Butler County GO,
   MBIA Insured, 5.75%, 12/01/26 .................................................................     1,000,000      1,097,190
   School Improvement, FGIC Insured, 5.60%, 12/01/26 .............................................     1,120,000      1,214,158
Mahoning County Hospital Facilities Revenue, Western Reserve Care, MBIA Insured, ETM,
  5.50%, 10/15/25 ................................................................................     4,750,000      4,905,800
Mahoning County Sewer System Revenue, AMBAC Insured, 5.375%, 12/01/18 ............................     1,905,000      2,056,295
Marietta Water Revenue, AMBAC Insured, Pre-Refunded, 5.95%, 12/01/21 .............................     3,875,000      4,194,106
Marion County City School District GO, School Facilities Construction and Improvement Project,
  FSA Insured,
   5.55%, 12/01/20 ...............................................................................     1,000,000      1,108,380
   5.625%, 12/01/22 ..............................................................................     1,100,000      1,216,116


134 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                              AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Marion County GO, AMBAC Insured, 5.05%, 12/01/31 .................................................   $ 1,500,000   $  1,521,660
Marysville Exempted Village School District GO,
   FSA Insured, 5.30%, 12/01/21 ..................................................................     2,000,000      2,142,080
   FSA Insured, 5.35%, 12/01/25 ..................................................................     2,010,000      2,116,912
   FSA Insured, 5.375%, 12/01/29 .................................................................     2,465,000      2,567,248
   Refunding, MBIA Insured, 5.00%, 12/01/29 ......................................................     1,000,000      1,013,150
   School Improvement, AMBAC Insured, Pre-Refunded, 6.00%, 12/01/29 ..............................     2,890,000      3,367,572
Mason City School District GO,
   Refunding, MBIA Insured, 5.00%, 12/01/20 ......................................................     5,495,000      5,769,201
   School Improvement, FSA Insured, 5.00%, 12/01/31 ..............................................     5,000,000      5,064,100
Mason Sewer Systems Revenue, FGIC Insured, Pre-Refunded, 6.00%, 12/01/19 .........................     1,935,000      1,954,350
Maumee City School District GO, School Facilities Construction and Improvements,
 FSA Insured, 5.00%, 12/01/27 ....................................................................     3,610,000      3,694,005
Maumee Hospital Revenue, St. Luke's Hospital Project, Refunding, AMBAC Insured,
 5.80%, 12/01/14 .................................................................................     2,755,000      2,810,100
Medina GO, 5.00%, 12/01/22 .......................................................................     1,100,000      1,156,947
Miami University General Receipts Revenue, Refunding, AMBAC Insured, 5.00%, 12/01/22 .............     1,675,000      1,754,060
Middletown City School District GO, FGIC Insured, 5.00%, 12/01/31 ................................     5,475,000      5,542,233
Milford Exempted Village School District GO, School Improvement, FSA Insured,
   5.00%, 12/01/22 ...............................................................................     2,000,000      2,076,440
   5.125%, 12/01/30 ..............................................................................     7,325,000      7,499,994
Minerva Local School District GO, Classroom Facilities, MBIA Insured, 5.30%, 12/01/29 ............     1,300,000      1,360,294
Minster School District School Facilities and Construction GO, FSA Insured,
   5.70%, 12/01/23 ...............................................................................     3,190,000      3,548,524
   5.75%, 12/01/27 ...............................................................................     3,260,000      3,588,934
Monroe Local School District GO, AMBAC Insured, 5.00%, 12/01/23 ..................................     1,000,000      1,038,020
Montgomery County Revenue, Sisters of Charity Health Care, Series A, MBIA Insured,
 6.625%, 5/15/21 .................................................................................       450,000        450,887
Morley Library District GO, Lake County District Library, Library Improvement,
 AMBAC Insured, 4.75%, 12/01/21 ..................................................................     1,000,000      1,023,370
New Albany Community Authority Community Facilities Revenue,
 Refunding, Series B, AMBAC Insured,
   5.125%, 10/01/21 ..............................................................................     3,000,000      3,169,440
   5.20%, 10/01/24 ...............................................................................     5,000,000      5,260,700
New Lexington HDC Mortgage Revenue, Lincoln Park, Refunding, Series A, MBIA Insured,
 5.85%, 1/01/21 ..................................................................................       910,000        935,425
Nordonia Hills Local School District GO, School Improvement, AMBAC Insured,
 5.45%, 12/01/25 .................................................................................     3,035,000      3,235,856
Oak Hills Local School District GO, MBIA Insured, 5.45%, 12/01/21 ................................     5,000,000      5,424,050
Ohio Capital Corp. HMR,
   Refunding, Series G, MBIA Insured, 6.35%, 7/01/22 .............................................     2,000,000      2,055,240
   Westview Apartments, Refunding, Series A, MBIA Insured, 6.125%, 1/01/15 .......................     1,565,000      1,598,053
   Westview Apartments, Refunding, Series A, MBIA Insured, 6.25%, 1/01/23 ........................     2,565,000      2,618,506
Ohio Center Local Government Capital Asset Financing Program Fractionalized Institute GO,
 FSA Insured,
   4.875%, 12/01/18 ..............................................................................     1,255,000      1,325,619
   5.25%, 12/01/23 ...............................................................................     1,410,000      1,518,852


                                       Quarterly Statements of Investments | 135

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         PRINCIPAL
    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                             AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Ohio HFA,
      MFHR, Wind River Apartment Project, Series A, GNMA Secured, 5.65%, 5/01/32 .....................   $ 2,035,000   $  2,086,526
      RMR, Series C, GNMA Secured, 5.75%, 9/01/30 ....................................................     3,665,000      3,735,551
    Ohio Municipal Electric Generation Agency Revenue, Joint Venture 5, CBI,
     Refunding, AMBAC Insured, 5.00%, 2/15/23 ........................................................     3,000,000      3,116,370
    Ohio State Air Quality Development Authority Revenue,
      Cincinnati Gas and Electric, Refunding, Series B, MBIA Insured, 5.45%, 1/01/24 .................     3,500,000      3,545,675
      JMG Funding LP Project, AMBAC Insured, 5.625%, 10/01/22 ........................................     6,875,000      7,158,319
      JMG Funding LP Project, Refunding, AMBAC Insured, 6.375%, 1/01/29 ..............................     1,230,000      1,260,971
      JMG Funding LP Project, Refunding, AMBAC Insured, 6.375%, 4/01/29 ..............................    15,245,000     15,628,869
      Ohio Power Co., Refunding, Series C, AMBAC Insured, 5.15%, 5/01/26 .............................     9,075,000      9,336,723
      PCR, Ohio Edison, Refunding, Series B, AMBAC Insured, 5.625%, 11/15/29 .........................     5,400,000      5,466,636
    Ohio State Building Authority Revenue,
      Adult Correctional Facilities, Series A, AMBAC Insured, Pre-Refunded, 5.60%, 4/01/16 ...........     2,000,000      2,170,040
      State Facilities, Administration Building Fund Project, Refunding, Series A, FSA Insured,
        5.00%, 4/01/22 ...............................................................................     3,100,000      3,223,132
    Ohio State Department of Transportation COP, Panhandle Rail Line Project, FSA Insured,
     6.50%, 4/15/12 ..................................................................................       945,000        947,731
    Ohio State Education Loan Revenue, Series A-1, AMBAC Insured, 5.85%, 12/01/19 ....................     3,030,000      3,159,230
    Ohio State GO, Common Schools, Series B, 4.625%, 9/15/22 .........................................     5,000,000      5,069,150
    Ohio State Higher Educational Facilities Revenue, Case Western Reserve University Project,
     Series A, AMBAC Insured, 5.00%, 12/01/34 ........................................................     4,935,000      4,988,446
    Ohio State Higher Educational Facility Commission Revenue,
      FGIC Insured, 5.00%, 5/01/23 ...................................................................     8,460,000      8,795,185
      Higher Educational Facility Oberlin College, AMBAC Insured, 5.00%, 10/01/26 ....................     8,000,000      8,138,240
      University of Dayton Project, FGIC Insured, 5.80%, 12/01/14 ....................................     1,300,000      1,327,521
  (a) University of Dayton Project, XLCA Insured, 5.00%, 12/01/34 ....................................     6,000,000      6,056,400
      Xavier University Higher Educational Facility, MBIA Insured, 5.375%, 5/15/22 ...................     3,500,000      3,774,785
    Ohio State Turnpike Commission Turnpike Revenue, AMBAC Insured, 5.25%, 2/15/31 ...................    16,425,000     16,922,678
    Ohio State University General Receipts Athens Revenue, FSA Insured, 5.00%, 12/01/24 ..............     3,025,000      3,094,363
    Ohio State University General Receipts Revenue,
      MBIA Insured, 5.00%, 12/01/24 ..................................................................     2,155,000      2,235,813
      Series A, 5.125%, 12/01/31 .....................................................................     2,500,000      2,566,775
      State University Ohio, Series B, MBIA Insured, 5.00%, 6/01/33 ..................................     5,255,000      5,316,641
    Ohio State Water Development Authority Pollution Control Facilities Revenue,
      Pennsylvania Power Co. Project, Refunding, AMBAC Insured, 6.15%, 8/01/23 .......................     3,420,000      3,504,303
      Water Control Loan Fund, Water Quality Series, MBIA Insured, 5.125%, 6/01/19 ...................     5,000,000      5,335,600
    Ohio State Water Development Authority Revenue,
      Dayton Power, Refunding, Series A, AMBAC Insured, 6.40%, 8/15/27 ...............................     5,000,000      5,019,350
      Drinking Water Fund, Leverage, Refunding, 5.00%, 6/01/23 .......................................     2,255,000      2,354,626
      Fresh Water Service, AMBAC Insured, Pre-Refunded, 5.90%, 12/01/21 ..............................     8,750,000      9,091,688
      Pure Water, Refunding and Improvement, AMBAC Insured, 5.50%, 12/01/11 ..........................       270,000        270,597
      Pure Water, Refunding and Improvement, AMBAC Insured, 5.50%, 12/01/18 ..........................     1,385,000      1,388,061
      Pure Water, Series I, AMBAC Insured, ETM, 7.00%, 12/01/09 ......................................     2,000,000      2,220,260


136 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         PRINCIPAL
     FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                            AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     Olentangy Local School District GO,
        BIG Insured, 7.75%, 12/01/08 .................................................................   $   375,000   $    447,195
        BIG Insured, 7.75%, 12/01/09 .................................................................       375,000        455,884
        BIG Insured, 7.75%, 12/01/10 .................................................................       375,000        464,168
        FSA Insured, 5.00%, 12/01/25 .................................................................     1,835,000      1,883,426
        FSA Insured, 5.00%, 12/01/30 .................................................................     4,000,000      4,044,840
        School Facilities Construction and Improvement, FSA Insured, 5.625%, 12/01/27 ................     4,500,000      4,888,845
        School Facilities Construction and Improvement, Series A, FGIC Insured, 5.25%, 12/01/32 ......    11,200,000     11,676,112
     Olmsted Falls Local School District GO, FGIC Insured, Pre-Refunded, 5.85%, 12/15/17 .............     1,500,000      1,532,130
     Orrville Water Systems Improvement Revenue, MBIA Insured, Pre-Refunded, 6.125%, 12/01/18 ........     1,150,000      1,173,000
     Ottawa and Glandorf Local School District GO, School Facilities Construction and Improvement,
      MBIA Insured, 5.25%, 12/01/23 ..................................................................     2,175,000      2,324,162
     Perrysburg Exempted Village School District GO, Series B, FSA Insured, 5.00%, 12/01/25 ..........     5,000,000      5,104,700
     Pickerington Local School District GO,
        AMBAC Insured, 5.00%, 12/01/25 ...............................................................     7,000,000      7,146,580
        School Facilities Construction and Improvement, FGIC Insured, 5.00%, 12/01/28 ................     3,000,000      3,047,760
     Plain Local School District GO, FGIC Insured,
        6.00%, 12/01/25 ..............................................................................       800,000        903,888
        Pre-Refunded, 6.00%, 12/01/25 ................................................................     3,700,000      4,293,776
 (a) Plainesville City School District GO, School Improvement, FGIC Insured, 5.00%, 12/01/28 .........     2,515,000      2,576,643
     Princeton City School District GO, MBIA Insured, 5.00%,
        12/01/25 .....................................................................................     1,700,000      1,752,156
        12/01/26 .....................................................................................     2,725,000      2,796,477
        12/01/30 .....................................................................................     1,330,000      1,347,303
     Puerto Rico Commonwealth GO,
        MBIA Insured, Pre-Refunded, 5.75%, 7/01/24 ...................................................     2,000,000      2,072,840
        Public Improvement, Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 .....................    10,000,000     11,095,900
     Puerto Rico PBA Revenue, Government Facilities, Series A, AMBAC Insured, Pre-Refunded,
      5.50%, 7/01/21 .................................................................................     4,000,000      4,139,960
     Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21 ......................    11,000,000     11,038,280
     Ridgewood Local School District GO, School Facilities Improvement,
      FSA Insured, 6.00%, 12/01/24 ...................................................................     1,730,000      1,971,058
     Rittman Exempted Village School District GO, School Improvement, FSA Insured,
      5.125%, 12/01/31 ...............................................................................     1,000,000      1,024,680
     Riverside Local School District GO, School Facilities Construction and Improvement,
      MBIA Insured, 5.75%, 12/01/22 ..................................................................     1,000,000      1,124,220
     Rural Lorain County Water Authority Water Resource Revenue, AMBAC Insured,
      5.875%, 10/01/24 ...............................................................................     3,100,000      3,476,898
     Salem GO, AMBAC Insured, 6.50%, 12/01/06 ........................................................     1,200,000      1,249,632
     Shaker Heights GO, Urban Renewal, Refunding, AMBAC Insured,
        5.00%, 12/01/21 ..............................................................................     1,225,000      1,288,406
        5.25%, 12/01/26 ..............................................................................       725,000        765,404
     Sidney City School District GO, School Improvement,
        FGIC Insured, 5.125%, 12/01/28 ...............................................................     1,425,000      1,469,759
        Refunding, Series B, FGIC Insured, 5.25%, 12/01/23 ...........................................     1,780,000      1,895,860
        Refunding, Series B, FGIC Insured, 5.25%, 12/01/28 ...........................................     1,000,000      1,044,430
     South Range Local School District GO, MBIA Insured, 6.15%, 12/01/18 .............................       415,000        420,183


                                       Quarterly Statements of Investments | 137

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         PRINCIPAL
     FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                            AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     South-Western City School District of Ohio Franklin and Pickway Counties GO,
       FGIC Insured, ETM, 7.875%,
        12/01/04 .....................................................................................   $   550,000   $    550,000
        12/01/06 .....................................................................................       600,000        666,084
        12/01/07 .....................................................................................       600,000        694,368
     Southwest Regional Water District Revenue, MBIA Insured, Pre-Refunded, 6.00%,
        12/01/15 .....................................................................................     1,000,000      1,048,480
        12/01/20 .....................................................................................       700,000        733,936
 (a) Springboro Sewer Systems Revenue, Mortgage, MBIA Insured, 5.00%,
        6/01/25 ......................................................................................     1,000,000      1,032,040
        6/01/27 ......................................................................................     1,095,000      1,122,813
     St. Henry Local Consolidated School District GO, MBIA Insured, 5.75%, 12/01/22 ..................     1,515,000      1,703,193
     St. Mary's Waterworks Revenue, AMBAC Insured, 6.65%, 12/01/11 ...................................       750,000        752,033
     Steubenville City School District GO, School Facilities and Implementation, MBIA Insured,
       5.60%, 12/01/22 ...............................................................................     1,500,000      1,656,345
     Streetsboro City School District GO, School Improvement, MBIA Insured, 5.00%, 12/01/25 ..........     2,500,000      2,562,225
     Struthers City School District GO, Refunding, AMBAC Insured, 5.50%, 12/01/22 ....................     1,950,000      2,131,896
     Summit County GO, Sanitary Sewer System Improvement, FGIC Insured, Pre-Refunded,
       5.25%, 12/01/21 ...............................................................................     4,505,000      5,073,486
     Swanton Local School District GO, School Improvement, FGIC Insured, 5.25%, 12/01/25 .............     1,895,000      1,998,657
     Sycamore Community City School District COP, Blue Ash Elementary School Project,
       AMBAC Insured, 5.125%, 12/01/25 ...............................................................     1,000,000      1,040,190
     Sylvania City School District GO,
        FGIC Insured, Pre-Refunded, 5.75%, 12/01/22 ..................................................     1,500,000      1,569,060
        Refunding, FGIC Insured, 5.00%, 12/01/22 .....................................................     1,550,000      1,616,356
        Various Purpose, FGIC Insured, 5.30%, 12/01/20 ...............................................     2,225,000      2,408,340
     Toledo City School District GO, School Facilities Improvement,
        FSA Insured, 5.00%, 12/01/23 .................................................................     1,500,000      1,562,865
        Series B, FGIC Insured, 5.00%, 12/01/27 ......................................................     1,925,000      1,969,795
     Toledo GO, Limited Tax,
        7.375%, 12/01/04 .............................................................................       650,000        650,000
        7.375%, 12/01/05 .............................................................................       650,000        682,448
        7.375%, 12/01/06 .............................................................................       625,000        682,894
        AMBAC Insured, Pre-Refunded, 5.95%, 12/01/15 .................................................     3,715,000      3,929,690
        AMBAC Insured, Pre-Refunded, 6.00%, 12/01/16 .................................................     1,000,000      1,092,900
     Toledo Sewer System Revenue, AMBAC Insured, 5.00%,
        11/15/22 .....................................................................................     1,000,000      1,046,980
        11/15/23 .....................................................................................     1,000,000      1,041,720
 (a) Trenton Water System Revenue, Improvement, FSA Insured, 5.125%, 12/01/34 ........................     2,750,000      2,831,290
     Tri-Valley Local School District GO, FGIC Insured, 5.25%, 12/01/29 ..............................     8,530,000      8,850,728
     Trotwood-Madison City School District GO, School Improvement, FGIC Insured,
       5.375%, 12/01/22 ..............................................................................     1,685,000      1,828,983
     Trumbull County GO, Refunding, MBIA Insured, 5.20%, 12/01/20 ....................................     1,475,000      1,589,121
     Twinsburg GO,
        Golf Course, Refunding, FGIC Insured, 5.00%, 12/01/21 ........................................     1,000,000      1,041,900
        Park Land and Conservation, FGIC Insured, 5.00%, 12/01/21 ....................................     1,000,000      1,041,900
     Union County GO, MBIA Insured, 5.00%, 12/01/33 ..................................................     2,895,000      2,905,393


138 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
    FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                          AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    University of Akron General Receipts Revenue, FGIC Insured,
   (a) 4.75%, 1/01/25 .............................................................................   $ 1,080,000   $    1,089,482
   (a) 5.00%, 1/01/28 .............................................................................     1,475,000        1,506,241
   (a) 5.00%, 1/01/35 .............................................................................     5,250,000        5,314,785
       Pre-Refunded, 5.70%, 1/01/24 ...............................................................     7,050,000        8,011,479
       Pre-Refunded, 5.75%, 1/01/29 ...............................................................     1,500,000        1,708,080
    University of Cincinnati COP, Jefferson Avenue Residence Hall, MBIA Insured, 5.125%,
     6/01/28 ......................................................................................     7,400,000        7,582,040
    University of Cincinnati General Receipts Revenue,
       AMBAC Insured, 5.00%, 6/01/31 ..............................................................     1,350,000        1,365,066
       Series A, AMBAC Insured, 5.00%, 6/01/22 ....................................................     1,610,000        1,689,405
       Series A, AMBAC Insured, 5.00%, 6/01/23 ....................................................     1,845,000        1,925,793
       Series A, AMBAC Insured, 5.00%, 6/01/24 ....................................................     1,940,000        2,012,750
       Series AD, MBIA Insured, 5.125%, 6/01/20 ...................................................     1,500,000        1,586,805
       Series W, MBIA Insured, 5.85%, 6/01/16 .....................................................     1,630,000        1,726,806
    University of Puerto Rico Revenues, Series M, MBIA Insured, 5.25%, 6/01/25 ....................     6,000,000        6,179,760
    Upper Arlington County School District GO, MBIA Insured, 5.25%, 12/01/22 ......................     5,000,000        5,113,800
    Upper Scioto Valley Local School District GO, School Facilities Construction and Improvement,
     FGIC Insured, 5.25%, 12/01/25 ................................................................     1,160,000        1,220,100
    Van Wert City School District GO, School Improvement, FGIC Insured, 5.00%,
       12/01/27 ...................................................................................     4,805,000        4,906,578
       12/01/30 ...................................................................................     2,500,000        2,529,550
    Wadsworth City School District GO, FGIC Insured, 5.75%, 12/01/22 ..............................     1,200,000        1,341,900
    Warren City School District GO, School Improvement, FGIC Insured, 5.00%, 12/01/28 .............     3,000,000        3,061,380
    Warrensville Heights City School District GO, School Improvement, FGIC Insured,
       5.625%, 12/01/20 ...........................................................................     3,500,000        3,903,340
       5.75%, 12/01/24 ............................................................................     2,750,000        3,060,118
    Waterville GO, Refunding, MBIA Insured, 5.05%, 12/01/26 .......................................     1,085,000        1,114,425
    Wausen Exempted Village School District GO, School Improvements, MBIA Insured,
     Pre-Refunded, 5.50%, 12/01/17 ................................................................     1,800,000        1,955,862
    Wayne Local School District GO, Warren County, AMBAC Insured, Pre-Refunded, 6.10%,
     12/01/24 .....................................................................................     1,800,000        1,953,486
    West Chester Township GO, AMBAC Insured, 5.00%, 12/01/25 ......................................     1,500,000        1,537,335
    West Muskingum Local School District School Facilities GO, FGIC Insured, 5.00%, 12/01/24 ......     2,750,000        2,848,725
    Westfall Local School District GO, School Facilities Construction Improvement, FGIC Insured,
     6.00%, 12/01/22 ..............................................................................     2,850,000        3,241,476
    Wilmington Water Revenue, First Mortgage System, AMBAC Insured,
       6.00%, 6/15/21 .............................................................................     2,510,000        2,669,812
       5.25%, 6/15/29 .............................................................................     3,320,000        3,426,970
    Woodmore Local School District GO, Refunding, AMBAC Insured, 5.65%, 12/01/08 ..................       500,000          513,610
    Youngstown State University General Receipts Revenue, AMBAC Insured, Pre-Refunded,
     6.00%, 12/15/16 ..............................................................................     2,250,000        2,298,308
    Zanesville City School District GO, School Improvement, MBIA Insured,
       4.75%, 12/01/22 ............................................................................     5,500,000        5,627,490
       4.75%, 12/01/26 ............................................................................     3,250,000        3,265,405
       5.05%, 12/01/29 ............................................................................     3,500,000        3,568,810
                                                                                                                    --------------
    TOTAL BONDS ...................................................................................                  1,005,783,289
                                                                                                                    --------------


                                       Quarterly Statements of Investments | 139

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
     FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                          AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     ZERO COUPON BONDS .1%
     Marysville Exempted Village School District GO, Capital Appreciation, Refunding, MBIA Insured,
       12/01/20 ....................................................................................   $ 1,000,000   $      482,400
       12/01/21 ....................................................................................     1,000,000          451,820
                                                                                                                     --------------
     TOTAL ZERO COUPON BONDS .......................................................................                        934,220
                                                                                                                     --------------
     TOTAL LONG TERM INVESTMENTS (COST $958,437,320) ...............................................                  1,006,717,509
                                                                                                                     --------------
     SHORT TERM INVESTMENTS (COST $1,600,000) .2%
     BOND
 (b) Ohio State Air Quality Development Authority Revenue, PCR, Ohio Edison, Series C,
      Daily VRDN and Put, 1.68%, 6/01/23 ...........................................................     1,600,000        1,600,000
                                                                                                                     --------------
     TOTAL INVESTMENTS (COST $960,037,320) 101.5% ..................................................                  1,008,317,509
     OTHER ASSETS, LESS LIABILITIES (1.5)% .........................................................                    (14,762,114)
                                                                                                                     --------------
     NET ASSETS 100.0% .............................................................................                 $  993,555,395
                                                                                                                     ==============

See Glossary of Terms on page 157.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


140 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN OREGON TAX-FREE INCOME FUND                                                                    AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 97.5%
BONDS 96.6%
Bend Sewer Revenue, AMBAC Insured, 5.375%, 10/01/20 ..............................................   $ 1,550,000   $  1,669,737
Benton and Linn County School District No. 509J GO, Corvallis, FSA Insured, 5.00%, 6/01/22 .......     5,000,000      5,243,200
Benton County Hospital Facilities Authority Revenue, Samaritan Health Services Project, Refunding,
   5.20%, 10/01/17 ...............................................................................     4,000,000      4,138,080
   5.125%, 10/01/28 ..............................................................................     4,500,000      4,518,765
Children's Trust Fund Tobacco Settlement Revenue, Asset Backed Bonds, Refunding,
  5.625%, 5/15/43 ................................................................................    10,000,000      9,080,100
Clackamas County Hospital Facilities Authority Revenue,
   Gross Willamette Falls, Refunding, 5.75%, 4/01/15 .............................................     2,250,000      2,301,817
   Kaiser Permanente, Series A, ETM, 5.375%, 4/01/14 .............................................     2,500,000      2,757,950
   Willamette Falls Hospital Project, 6.00%, 4/01/19 .............................................     1,000,000      1,039,750
   Willamette View Inc. Project, Refunding, 6.10%, 11/01/12 ......................................       500,000        508,220
   Willamette View Inc. Project, Refunding, 6.30%, 11/01/21 ......................................     1,500,000      1,504,275
Clackamas County School District No. 007J Lake Oswego GO, MBIA Insured, 5.00%, 6/01/26 ...........     5,000,000      5,128,100
Clackamas County School District No. 62C GO, Oregon City, Refunding, FSA Insured,
 5.00%, 6/15/20 ..................................................................................     2,560,000      2,723,635
Clackamas County School District No. 86 GO,
   Canby, 5.25%, 6/15/20 .........................................................................     3,000,000      3,332,070
   Refunding, FGIC Insured, 5.00%, 6/15/20 .......................................................     2,000,000      2,122,980
Clackamas County School District No. 108 GO, FSA Insured, 5.00%, 6/15/25 .........................     5,000,000      5,145,800
Coos County School District No. 13 GO, North Bend, FSA Insured, 5.00%, 6/15/22 ...................     2,520,000      2,630,804
Curry County School District No. 17-C Brookings Harbor GO, 5.375%, 12/15/20 ......................     2,750,000      3,000,112
Deschutes and Jefferson Counties School District No. 02J Redmond GO, Series A, FGIC Insured,
 5.00%, 6/15/21 ..................................................................................     1,000,000      1,054,260
Deschutes County Administrative School District No. 1 GO, Series A, FSA Insured,
 5.125%, 6/15/21 .................................................................................     3,500,000      3,689,385
Deschutes County Hospital Facilities Authority Hospital Revenue, St. Charles Medical Center,
 6.00%, 1/01/13 ..................................................................................     3,000,000      3,037,830
Douglas County Hospital Facilities Authority Revenue, Catholic Health Facilities, Series B,
 MBIA Insured, 6.00%, 11/15/15 ...................................................................     1,950,000      1,992,334
Emerald Peoples Utility District Revenue, Refunding, Series A, FSA Insured, 5.25%, 11/01/21 ......     1,000,000      1,081,210
Eugene Public Safety Facilities GO, FGIC Insured, 5.70%, 6/01/16 .................................       500,000        523,780
Eugene Trojan Nuclear Project Revenue, Refunding, 5.90%, 9/01/09 .................................       490,000        495,248
Gresham Stormwater Revenue, FGIC Insured, 5.30%, 5/01/21 .........................................     1,190,000      1,276,680
Hillsboro GO, AMBAC Insured, 5.00%, 6/01/29 ......................................................     5,360,000      5,461,411
Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project,
 Radian Insured, 5.375%,
   10/01/26 ......................................................................................     2,000,000      2,085,040
   10/01/31 ......................................................................................     2,000,000      2,080,300
Jackson County School District No. 4 GO, Phoenix-Talent District, FSA Insured, 5.00%, 6/15/20 ....     2,000,000      2,098,720
Jackson County School District No. 6 Central Point GO, Refunding, FSA Insured, 4.75%, 6/15/20 ....     2,155,000      2,233,571
Jackson County School District No. 9 Eagle Point GO, 5.00%,
   6/15/20 .......................................................................................     1,680,000      1,756,070
   6/15/21 .......................................................................................     1,500,000      1,561,830
Klamath Falls Inter Community Hospital Authority Revenue, Merle West Medical Center Project,
 Refunding, 6.25%, 9/01/31 .......................................................................     5,250,000      5,482,837
Lane and Douglas Counties School District No. 045J3 GO, South Lane District,
 Refunding, FSA Insured, 4.75%, 6/15/25 ..........................................................     3,510,000      3,547,592


                                       Quarterly Statements of Investments | 141

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN OREGON TAX-FREE INCOME FUND                                                                    AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Lane County School District No. 052 Bethel GO, Refunding, FSA Insured, 5.00%, 6/15/20 ............   $ 5,700,000   $  6,018,174
Lane County School District No. 4J Eugene GO, FSA Insured, 4.75%, 7/01/22 ........................     5,150,000      5,261,600
Linn County Community School District No. 9 GO,
  Lebanon, FGIC Insured, 5.55%, 6/15/21 ..........................................................     1,155,000      1,278,931
  Lebanon, FGIC Insured, 5.60%, 6/15/30 ..........................................................     9,495,000     10,333,408
  MBIA Insured, Pre-Refunded, 5.375%, 6/15/30 ....................................................     5,000,000      5,585,050
Linn County School District No. 55 GO, Sweet Home, FSA Insured, 5.00%, 6/15/29 ...................     1,000,000      1,017,820
Marion County Housing Authority Revenue, Elliott Residence Project, GNMA Secured,
 7.50%, 10/20/25 .................................................................................     1,150,000      1,234,812
Medford Hospital Facilities Authority Revenue, Asante Health System,
 Series A, MBIA Insured, 5.00%,
  8/15/18 ........................................................................................     8,000,000      8,290,640
  8/15/24 ........................................................................................     5,300,000      5,426,882
Multnomah County COP, Series A, Pre-Refunded, 4.75%, 8/01/16 .....................................     1,000,000      1,087,360
Multnomah County Educational Facilities Revenue, University of Portland Project,
 6.00%, 4/01/25 ..................................................................................     2,000,000      2,137,640
Multnomah County GO, Refunding, AMBAC Insured, 4.50%, 8/01/19 ....................................     1,500,000      1,536,555
Multnomah County School District No. 40 GO, FSA Insured, 5.00%, 12/01/20 .........................     3,490,000      3,640,349
Multnomah-Clackamas Counties Centennial School District No. 28-302 GO, FGIC Insured,
 5.00%, 6/15/21 ..................................................................................     5,000,000      5,226,400
Northern Wasco County Peoples Utilities District Hydroelectric Revenue,
 McNary Dam Fishway Project, 5.20%, 12/01/24 .....................................................     5,000,000      5,067,050
Oak Lodge Water District GO, AMBAC Insured,
  7.40%, 12/01/08 ................................................................................       215,000        220,564
  7.50%, 12/01/09 ................................................................................       215,000        220,670
Oregon City Sewer Revenue, Pre-Refunded, 6.875%, 10/01/19 ........................................     4,000,000      4,196,120
Oregon Coast Community College District GO, MBIA Insured, 5.00%, 6/15/23 .........................     3,745,000      3,924,311
Oregon Health Sciences University Revenue, Series A, MBIA Insured, 5.00%, 7/01/32 ................    23,750,000     24,079,887
Oregon State Board of Higher Education GO, Refunding,
  5.00%, 8/01/31 .................................................................................     2,000,000      2,022,440
  Series E, 5.00%, 8/01/29 .......................................................................     7,745,000      7,845,220
Oregon State Department of Administrative Services COP,
  MBIA Insured, 4.375%, 5/01/25 ..................................................................     1,235,000      1,185,773
  MBIA Insured, 4.625%, 5/01/30 ..................................................................     7,795,000      7,595,604
  Refunding, Series A, AMBAC Insured, 5.00%, 5/01/24 .............................................    10,000,000     10,276,000
  Refunding, Series B, AMBAC Insured, 5.00%, 5/01/21 .............................................     1,930,000      2,025,960
  Refunding, Series B, AMBAC Insured, 4.25%, 5/01/24 .............................................     1,890,000      1,803,268
  Refunding, Series B, AMBAC Insured, 5.00%, 5/01/26 .............................................     7,500,000      7,714,725
  Series A, AMBAC Insured, Pre-Refunded, 6.00%, 5/01/26 ..........................................     2,000,000      2,308,080
  Series A, MBIA Insured, 4.25%, 5/01/23 .........................................................     1,095,000      1,056,949
Oregon State Department of Transportation Highway Usertax Revenue, Series A, 5.00%,
 11/15/28 ........................................................................................     5,000,000      5,118,000
Oregon State Department of Transportation Usertax Revenue, Series A, 5.125%,
  11/15/23 .......................................................................................     5,000,000      5,282,050
  11/15/26 .......................................................................................    14,200,000     14,787,312
Oregon State EDR, Georgia Pacific Corp. Project, Series CLVII, 6.35%, 8/01/25 ....................     7,910,000      7,950,341


142 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN OREGON TAX-FREE INCOME FUND                                                                    AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Oregon State GO,
   Board of Higher Education, Baccalaureate, Series A, 5.00%, 8/01/27 ............................   $ 6,000,000   $  6,082,260
   Board of Higher Education, Refunding, Series D, 5.00%, 8/01/24 ................................     3,620,000      3,757,451
   Board of Higher Education, Series A, Pre-Refunded, 5.65%, 8/01/27 .............................     4,440,000      4,863,443
   Board of Higher Education, Series C, Pre-Refunded, 5.65%, 8/01/27 .............................     1,460,000      1,599,240
   Elderly and Disabled Housing Authority, Series A, 6.00%, 8/01/15 ..............................       910,000        936,645
   Elderly and Disabled Housing Authority, Series A, 6.00%, 8/01/21 ..............................       455,000        467,417
   Elderly and Disabled Housing Authority, Series A, 5.375%, 8/01/28 .............................     1,655,000      1,692,817
   Elderly and Disabled Housing Authority, Series B, 6.10%, 8/01/17 ..............................     1,410,000      1,444,503
   Elderly and Disabled Housing Authority, Series B, 6.25%, 8/01/23 ..............................     2,015,000      2,061,426
   Elderly and Disabled Housing Authority, Series B, 6.375%, 8/01/24 .............................       135,000        135,521
   Elderly and Disabled Housing Authority, Series C, 6.50%, 8/01/22 ..............................       335,000        336,313
   State Board of Higher Education, Series A, 5.60%, 8/01/25 .....................................     8,000,000      9,064,960
   State Board of Higher Education, Series A, 5.50%, 8/01/29 .....................................     2,000,000      2,114,940
   Veteran's Welfare, Series 75, 5.85%, 10/01/15 .................................................       325,000        334,500
   Veteran's Welfare, Series 75, 5.875%, 10/01/18 ................................................       165,000        169,450
   Veteran's Welfare, Series 75, 6.00%, 4/01/27 ..................................................       615,000        630,166
   Veteran's Welfare, Series 76-A, 6.05%, 10/01/28 ...............................................     1,030,000      1,045,172
   Veteran's Welfare, Series 77, 5.30%, 10/01/29 .................................................     2,570,000      2,613,896
   Veteran's Welfare, Series A, 5.70%, 10/01/32 ..................................................     3,470,000      3,591,207
Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
   Peacehealth, AMBAC Insured, 5.00%, 11/15/26 ...................................................     5,500,000      5,630,240
   Reed College Project, Series A, 5.75%, 7/01/32 ................................................    10,735,000     11,606,145
Oregon State Housing and Community Services Department HFR, Multi-Unit,
   Series A, FHA Insured, 6.80%, 7/01/13 .........................................................     5,810,000      5,811,975
   Series C, FHA Insured, 6.85%, 7/01/22 .........................................................       180,000        180,059
Oregon State Housing and Community Services Department MFHR,
   Series A, 6.15%, 7/01/21 ......................................................................       910,000        945,299
   Series B, 6.00%, 7/01/31 ......................................................................     5,000,000      5,201,900
Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program,
   Series A, 6.35%, 7/01/14 ......................................................................       885,000        903,656
   Series A, 6.40%, 7/01/18 ......................................................................       445,000        454,180
   Series A, 6.45%, 7/01/26 ......................................................................     1,050,000      1,075,378
   Series C, 6.20%, 7/01/15 ......................................................................       835,000        856,393
   Series C, 6.40%, 7/01/26 ......................................................................       495,000        506,855
   Series D, 6.80%, 7/01/27 ......................................................................       950,000        961,457
   Series H, FHA Insured, 5.75%, 7/01/30 .........................................................     2,675,000      2,736,204
Polk Marion and Benton Counties School District No. 13J GO, FSA Insured, Pre-Refunded,
 5.80%, 6/15/20 ..................................................................................     1,985,000      2,259,903
Port Astoria PCR, James River Project, Refunding, 6.55%, 2/01/15 .................................       945,000        946,049
Port of Portland International Airport Revenue, Portland International Airport,
   Refunding, Series D, FGIC Insured, 5.00%, 7/01/23 .............................................     3,000,000      3,058,620
   Series 7B, MBIA Insured, Pre-Refunded, 7.10%, 7/01/21 .........................................     2,800,000      3,407,404
   Series 12C, FGIC Insured, 5.00%, 7/01/18 ......................................................     1,500,000      1,570,365
   Series A, AMBAC Insured, 5.50%, 7/01/24 .......................................................    22,000,000     23,512,720
Port St. Helens PCR,
   Boise Cascade Corp. Project, Refunding, 5.65%, 12/01/27 .......................................     4,750,000      4,487,563
   Portland General Electric Co. Project, Series A, 5.25%, 8/01/14 ...............................     3,600,000      3,535,596


                                       Quarterly Statements of Investments | 143

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN OREGON TAX-FREE INCOME FUND                                                                    AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Portland Community College District GO, Series B, 5.00%,
   6/01/20 .......................................................................................   $ 7,185,000   $  7,512,923
   6/01/21 .......................................................................................     6,290,000      6,548,016
Portland GO,
   Central City Streetcar Project, Series A, 4.75%, 4/01/21 ......................................     3,600,000      3,657,456
   Limited Tax, Series A, 5.00%, 4/01/18 .........................................................     1,000,000      1,039,670
   Limited Tax, Series A, 5.00%, 6/01/24 .........................................................    10,000,000     10,315,100
   Limited Tax, Series A, MBIA Insured, 5.125%, 6/01/30 ..........................................     6,315,000      6,515,059
Portland Housing Authority MFR,
   Berry Ridge Project, 6.30%, 5/01/29 ...........................................................     1,500,000      1,559,925
   Housing-Lovejoy Station Apartments Project, MBIA Insured, 6.00%, 7/01/33 ......................     2,000,000      2,091,660
Portland Hydroelectric Power Revenue, Bull Run Project, Series C, 7.00%, 10/01/16 ................       635,000        637,305
Portland MFHR, Civic Stadium Housing Project, Series A, 6.00%, 3/01/17 ...........................     1,000,000      1,028,930
Portland MFR, Housing Garden Park Estates Project, Series A, GNMA Secured, 5.875%, 3/20/37 .......     3,175,000      3,267,551
Portland River District Urban Renewal and Redevelopment Revenue, Series A, AMBAC Insured,
  5.00%, 6/15/21 .................................................................................     3,000,000      3,159,600
Portland Sewer System Revenue,
(a) First Lien, Series A, FSA Insured, 5.00%, 10/01/24 ...........................................     6,235,000      6,500,175
    Refunding, Series A, FSA Insured, 5.00%, 6/01/23 .............................................     2,500,000      2,608,950
Portland Urban Renewal and Redevelopment Tax Allocation, Convention Center, Series A,
  AMBAC Insured, 5.50%, 6/15/20 ..................................................................     3,000,000      3,297,150
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, Series A, FSA Insured,
  Pre-Refunded, 9.00%, 7/01/09 ...................................................................        40,000         41,583
Puerto Rico Commonwealth GO, Public Improvement, Series A,
   5.00%, 7/01/29 ................................................................................    10,000,000     10,067,700
   5.125%, 7/01/31 ...............................................................................     9,885,000      9,969,714
   Pre-Refunded, 5.00%, 7/01/27 ..................................................................    10,000,000     11,095,900
   Pre-Refunded, 5.125%, 7/01/31 .................................................................     5,115,000      5,697,957
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
  Pre-Refunded, 5.50%, 7/01/26 ...................................................................     4,275,000      4,557,920
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
   Series D, 5.375%, 7/01/36 .....................................................................    10,000,000     10,329,200
   Series Y, 5.50%, 7/01/36 ......................................................................    13,000,000     13,800,540
Puerto Rico Electric Power Authority Power Revenue, Series II, FSA Insured, 5.125%, 7/01/26 ......     9,150,000      9,592,769
Puerto Rico Electric Power Authority Revenue,
   Series II, 5.25%, 7/01/31 .....................................................................    12,000,000     12,358,560
   Series X, Pre-Refunded, 6.00%, 7/01/15 ........................................................     2,500,000      2,607,000
Puerto Rico HFC Revenue, Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded,
  7.75%, 12/01/26 ................................................................................       395,000        406,080
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
   5.50%, 8/01/29 ................................................................................     1,285,000      1,339,664
   Pre-Refunded, 5.50%, 8/01/29 ..................................................................     3,715,000      4,194,384
Redmond GO, Series C, MBIA Insured, 5.00%, 6/01/33 ...............................................     1,260,000      1,277,401
Salem-Keizer School District No. 24J GO, Pre-Refunded, 5.00%, 6/01/19 ............................     9,500,000     10,381,030
Southwestern Community College District GO, MBIA Insured, 5.00%, 6/01/28 .........................     1,100,000      1,126,730
Tri-County Metropolitan Transportation District Revenue, Limited Obligation, Airport Light Rail,
  Series 1, 5.65%, 6/01/29 .......................................................................    14,080,000     14,695,578
Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
   10/01/15 ......................................................................................     1,635,000      1,723,274
   10/01/18 ......................................................................................     2,400,000      2,504,472


144 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         PRINCIPAL
     FRANKLIN OREGON TAX-FREE INCOME FUND                                                                  AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
       7/01/18 .......................................................................................   $ 2,500,000   $  2,516,675
       7/01/21 .......................................................................................     1,400,000      1,402,618
     Washington and Clackamas Counties School District No. 23 GO, MBIA Insured, 5.00%, 6/15/22 .......     7,000,000      7,307,790
     Washington County Clean Water Services Sewer Revenue, senior lien, FGIC Insured,
      5.00%, 10/01/19 ................................................................................     3,905,000      4,124,149
     Washington County GO, 5.00%, 6/01/26 ............................................................    10,000,000     10,183,000
     Washington County School District No. 48J Beaverton GO, 5.00%, 6/01/22 ..........................     4,155,000      4,323,444
     Washington County School District No. 88J Sherwood GO, FSA Insured, Pre-Refunded,
      6.10%, 6/01/12 .................................................................................       190,000        193,842
     Washington County Unified Sewer Agency Revenue, senior lien, Series A, 6.20%, 10/01/10 ..........       470,000        472,374
     Washington Multnomah and Yamhill Counties School District No. 1J Hillsboro GO, FSA Insured,
      5.60%, 4/01/20 .................................................................................     1,000,000      1,097,650
                                                                                                                       ------------
     TOTAL BONDS .....................................................................................                  610,777,194
                                                                                                                       ------------
     ZERO COUPON BONDS .9%
     Oregon Health Sciences University Revenue, Capital Appreciation, Refunding, Series A,
      MBIA Insured, 7/01/21 ..........................................................................    11,480,000      5,161,982
     Portland GO, Limited Tax, Series B, 6/01/21 .....................................................     1,000,000        455,840
                                                                                                                       ------------
     TOTAL ZERO COUPON BONDS .........................................................................                    5,617,822
                                                                                                                       ------------
     TOTAL LONG TERM INVESTMENTS (COST $586,646,376) .................................................                  616,395,016
                                                                                                                       ------------
     SHORT TERM INVESTMENTS 1.0%
     BONDS
 (b) Oregon Health Sciences University Revenue, Special Oshu Medical Group Project, Series A,
      Weekly VRDN and Put, 1.67%, 7/01/33 ............................................................       900,000        900,000
 (b) Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
      Guide Dogs for the Blind, Series A, Weekly VRDN and Put, 1.65%, 7/01/25 ........................       700,000        700,000
 (b) Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
      Weekly VRDN and Put, 1.58%, 12/01/15 ...........................................................     2,100,000      2,100,000
 (b) Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series A, AMBAC Insured, Weekly VRDN and Put, 1.63%, 7/01/28 ...................................     1,000,000      1,000,000
 (b) Tri-County Metropolitan Transportation District Revenue, Interstate Max Project, Series A,
      Weekly VRDN and Put, 1.65%, 12/01/21 ...........................................................     1,100,000      1,100,000
 (b) Umatilla County Hospital Facilities Authority Hospital Revenue, Catholic Health, Series B,
      Weekly VRDN and Put, 1.69%, 12/01/24 ...........................................................       400,000        400,000
                                                                                                                       ------------
     TOTAL SHORT TERM INVESTMENTS (COST $6,200,000) ..................................................                    6,200,000
                                                                                                                       ------------
     TOTAL INVESTMENTS (COST $592,846,376) 98.5% .....................................................                  622,595,016
     OTHER ASSETS, LESS LIABILITIES 1.5% .............................................................                    9,626,854
                                                                                                                       ------------
     NET ASSETS 100.0% ...............................................................................                 $632,221,870
                                                                                                                       ============

See Glossary of Terms on page 157.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 145

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         PRINCIPAL
     FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                            AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS 98.3%
     BONDS 97.5%
     Allegheny County Airport Authority Airport Revenue, Pittsburgh International Airport,
       Refunding, FGIC Insured, 5.75%, 1/01/18 .......................................................   $ 1,000,000   $  1,062,710
     Allegheny County Airport Revenue, Pittsburgh International Airport, Refunding, Series B,
       MBIA Insured, 5.00%, 1/01/19 ..................................................................     6,000,000      6,175,680
     Allegheny County COP, AMBAC Insured, 5.00%, 12/01/28 ............................................     4,000,000      4,056,040
     Allegheny County GO, MBIA Insured, 5.00%, 11/01/27 ..............................................     1,420,000      1,449,692
     Allegheny County Higher Education Building Authority Revenue, Duquesne University Project,
       AMBAC Insured, 5.00%, 3/01/21 .................................................................     1,000,000      1,025,490
     Allegheny County Hospital Development Authority Revenue,
        Allegheny General Hospital Project, Series A, MBIA Insured, Pre-Refunded, 6.25%, 9/01/20 .....    10,000,000     11,044,300
        Allegheny Hospital, South Hills Health System, Series A, MBIA Insured, 5.875%, 5/01/26 .......     1,700,000      1,806,930
        Health Center, Canterbury Place, AMBAC Insured, 5.375%, 12/01/21 .............................     4,500,000      4,761,765
        Health System, Series A, MBIA Insured, 6.50%, 11/15/30 .......................................    10,000,000     11,678,800
        University of Pittsburgh Health Center, Refunding, Series A, MBIA Insured, 5.625%,
         4/01/27 .....................................................................................    10,450,000     10,968,424
     Allegheny County IDAR,
        Environmental Improvement, USX Corp., Refunding, 6.10%, 1/15/18 ..............................     2,000,000      2,139,300
        Environmental Improvement, USX Corp., Refunding, 5.50%, 12/01/29 .............................    10,000,000     10,148,000
        Environmental Improvement, USX Corp., Refunding, 5.60%, 9/01/30 ..............................     7,530,000      7,645,360
        Series A, MBIA Insured, 5.00%, 11/01/29 ......................................................     5,000,000      5,064,950
        Series B, MBIA Insured, 5.00%, 11/01/29 ......................................................     9,000,000      9,116,910
     Allegheny County Port Authority Special Revenue, Transportation,
        FGIC Insured, 5.00%, 3/01/25 .................................................................    13,250,000     13,588,935
        FGIC Insured, 5.00%, 3/01/29 .................................................................    16,500,000     16,698,660
        MBIA Insured, Pre-Refunded, 6.125%, 3/01/29 ..................................................    15,000,000     17,212,950
     Allegheny County Residential Finance Authority Mortgage Revenue,
        Ladies Grand Army Republic Health Facilities Project, Series G, FHA Insured,
         6.35%, 10/01/36 .............................................................................     1,790,000      1,790,000
        SF, Series FF-2, GNMA Secured, 6.00%, 11/01/31 ...............................................     3,435,000      3,537,913
        SF, Series II-2, GNMA Secured, 5.90%, 11/01/32 ...............................................     1,100,000      1,129,139
        SFM, Series DD-1, GNMA Secured, 5.35%, 11/01/19 ..............................................       295,000        300,667
        SFM, Series DD-2, GNMA Secured, 5.40%, 11/01/29 ..............................................     1,500,000      1,519,590
        SFMR, Series T, GNMA Secured, 6.95%, 5/01/17 .................................................       545,000        545,730
 (a) Allegheny Valley School District GO, MBIA Insured, 5.00%, 11/01/28 ..............................     1,550,000      1,585,200
     Armstrong County GO, MBIA Insured, 5.40%, 6/01/31 ...............................................     2,500,000      2,614,025
     Bensalem Township GO, Refunding, FGIC Insured, 5.75%, 12/01/16 ..................................     3,000,000      3,119,250
     Berwick Area School District GO, Series A, FGIC Insured, 5.00%, 10/01/25 ........................     1,000,000      1,024,330
     Bradford County IDA Solid Waste Disposal Revenue, International Paper Co. Projects,
       Series A, 6.60%, 3/01/19 ......................................................................     2,500,000      2,567,950
     Bucks County IDAR, AMBAC Insured, 5.125%, 9/15/31 ...............................................     3,675,000      3,758,128
 (a) Butler Area School District GO, FSA Insured, 5.00%, 4/01/31 .....................................     4,000,000      4,050,320
     Cambria County IDA, PCR, Pennsylvania Electric Co. Project, Refunding, Series A, MBIA Insured,
       5.80%, 11/01/20 ...............................................................................     5,000,000      5,255,200
     Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10 ....................     3,700,000      3,993,077
     Chartiers Valley Industrial and Commercial Development Authority First Mortgage Revenue,
       Asbury Place Project, Pre-Refunded, 6.50%, 2/01/36 ............................................     4,070,000      4,326,695


146 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                             AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding,
   5.40%, 7/01/07 ................................................................................   $ 1,000,000   $  1,002,330
   5.55%, 7/01/09 ................................................................................     2,365,000      2,376,257
   5.60%, 7/01/10 ................................................................................       600,000        599,118
   5.75%, 7/01/12 ................................................................................     1,795,000      1,790,548
   5.75%, 7/01/17 ................................................................................       700,000        672,133
   5.625%, 7/01/21 ...............................................................................     1,500,000      1,380,765
Council Rock School District GO, Series A, MBIA Insured, 5.00%, 11/15/22 .........................     5,180,000      5,376,840
Cumberland County Municipal Authority College Revenue, Dickinson College, Series A,
 AMBAC Insured, 5.50%, 11/01/30 ..................................................................     1,200,000      1,279,572
Dauphin County General Authority Health System Revenue, Pinnacle Health System Project,
 Refunding, MBIA Insured, 5.50%, 5/15/17 .........................................................     2,000,000      2,140,240
Dauphin County General Authority Hospital Revenue, Hapsco-Western Hospital Project, Refunding,
   Series A, MBIA Insured, 6.50%, 7/01/12 ........................................................     4,500,000      4,517,415
   Series B, MBIA Insured, ETM, 6.25%, 7/01/16 ...................................................     5,000,000      5,877,100
Dauphin County General Authority Revenue, Sub. Series 3, AMBAC Insured, 4.75%, 6/01/26 ...........     1,000,000      1,026,240
Deer Lakes School District GO, Series A, FSA Insured, 5.00%, 1/15/23 .............................     1,000,000      1,019,290
Delaware County Authority College Revenue,
   Cabrini College, Radian Insured, 5.875%, 7/01/29 ..............................................     6,385,000      6,858,959
   Eastern College, Series C, 5.625%, 10/01/28 ...................................................     2,210,000      2,213,956
   Haverford College, 5.75%, 11/15/29 ............................................................     3,500,000      3,837,365
   Haverford College, 6.00%, 11/15/30 ............................................................     1,750,000      1,963,272
Delaware County Authority Revenue,
   Dunwoody Village Project, 6.25%, 4/01/30 ......................................................     1,800,000      1,867,320
   Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26 ...........................    10,800,000     11,550,924
Delaware County IDAR, Philadelphia Suburban Water Co. Project, FGIC Insured, 6.00%, 6/01/29 ......     2,000,000      2,195,360
Delaware County University Authority Revenue, Villanova University, Series A, MBIA Insured,
 5.00%, 12/01/28 .................................................................................     3,000,000      3,042,060
Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
 AMBAC Insured, 5.60%, 7/01/17 ...................................................................     5,000,000      5,768,450
Erie County IDA Environmental Improvement Revenue, International Paper Co. Project,
 Refunding, Series B, 6.00%, 9/01/16 .............................................................       600,000        640,602
Erie GO, Series E, FGIC Insured, 5.25%, 11/15/25 .................................................     5,000,000      5,242,850
Erie School District GO, AMBAC Insured, Pre-Refunded, 5.80%, 9/01/29 .............................     3,000,000      3,429,840
Greater Johnstown School District GO, Series C, MBIA Insured, 5.125%, 8/01/25 ....................     3,625,000      3,762,170
Hazleton Area School District GO, Series B, FGIC Insured, 5.00%, 3/01/23 .........................     4,455,000      4,544,145
Hazleton Health Services Authority Hospital Revenue, Hazleton General Hospital,
 5.50%, 7/01/27 ..................................................................................     2,475,000      1,924,486
Indiana County IDAR, Indiana University of Pennsylvania, Refunding, AMBAC Insured,
 5.00%, 11/01/29 .................................................................................     1,250,000      1,254,787
Johnstown RDA Sewer Revenue, Series A, FSA Insured, 5.00%, 8/15/34 ...............................     1,825,000      1,848,670
Lancaster County Hospital Authority Revenue, Health Center, Willow Valley Retirement Project,
 5.875%, 6/01/21 .................................................................................     1,000,000      1,036,190
Latrobe IDAR, Saint Vincent College Project, 5.70%, 5/01/31 ......................................     1,500,000      1,547,400
Lehigh County General Purpose Authority Revenues,
   Good Shepherd Rehabilitation Hospital, Refunding, AMBAC Insured, 5.25%, 11/15/27 ..............     5,000,000      5,113,400
   Lehigh Valley Hospital, Health Network, Series A, MBIA Insured, 5.00%, 7/01/28 ................     4,000,000      4,027,480
   Lehigh Valley Hospital, Health Network, Series B, FSA Insured, 5.25%, 7/01/19 .................     2,750,000      2,963,235
   Lehigh Valley Hospital, Refunding, Series A, MBIA Insured, 5.875%, 7/01/15 ....................     1,000,000      1,039,110


                                       Quarterly Statements of Investments | 147

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                              AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Lehigh County IDA, PCR, Pennsylvania Power and Light Co. Project, Refunding,
   Series A, MBIA Insured, 6.15%, 8/01/29 ........................................................   $ 5,550,000   $  5,800,416
   Series B, MBIA Insured, 6.40%, 9/01/29 ........................................................    10,000,000     10,256,300
Lower Merion Township School District GO, Refunding, 4.375%, 5/15/18 .............................     3,000,000      3,054,360
Luzerne County GO, Series D, FGIC Insured, 5.00%, 11/15/26 .......................................     2,000,000      2,037,020
Luzerne County IDA Exempt Facility Revenue, Gas and Water Co. Project, Refunding, Series A,
  AMBAC Insured, 7.00%, 12/01/17 .................................................................     5,000,000      5,100,000
Lycoming County Authority College Revenue, Pennsylvania College of Technology,
   AMBAC Insured, 5.25%, 5/01/32 .................................................................     5,030,000      5,188,546
   Refunding, AMBAC Insured, 5.35%, 7/01/26 ......................................................     2,400,000      2,515,128
Mercer County GO, FGIC Insured, 5.00%, 10/01/31 ..................................................     2,000,000      2,019,440
Mercer County IDA Water Facilities Revenue, MBIA Insured, 6.00%, 7/01/30 .........................     5,000,000      5,497,950
Montgomery County GO, 5.00%, 9/15/22 .............................................................     3,335,000      3,472,869
Montgomery County Higher Education and Health Authority Revenue,
  Faulkeways At Gwynedd Project, 6.75%,
   11/15/24 ......................................................................................       400,000        422,144
   11/15/30 ......................................................................................     1,000,000      1,053,150
Montgomery County IDA Retirement Community Revenue,
   Act Retirement-Life Communities, 5.25%, 11/15/28 ..............................................     5,000,000      4,828,100
   Adult Community Total Services, Refunding, Series A, 5.875%, 11/15/22 .........................     4,850,000      4,937,688
   Adult Community Total Services, Series B, 5.75%, 11/15/17 .....................................     4,000,000      4,201,680
Mount Pleasant Business District Authority Hospital Revenue, Frick Hospital, Refunding,
   5.70%, 12/01/13 ...............................................................................     1,205,000      1,243,476
   5.75%, 12/01/17 ...............................................................................       500,000        508,445
   5.75%, 12/01/27 ...............................................................................     1,600,000      1,562,128
Muhlenberg School District GO, Series AA, FGIC Insured,
   5.00%, 9/01/22 ................................................................................     1,390,000      1,447,852
   Pre-Refunded, 6.00%, 9/01/23 ..................................................................     4,000,000      4,615,000
New Wilmington Municipal Authority College Revenue, Westminster College, 5.35%, 3/01/28 ..........     2,250,000      2,251,125
Norristown Area School District GO, FGIC Insured, 5.00%, 9/01/27 .................................     5,000,000      5,108,050
North Hampton County IDAR, PCR, Metropolitan Edison Co., Refunding, Series A, MBIA Insured,
  6.10%, 7/15/21 .................................................................................     6,100,000      6,363,947
Northampton Boro Muni Authority Water Revenue, MBIA Insured, 5.00%, 5/15/34 ......................     2,400,000      2,426,976
Norwin School District GO,
   FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ....................................................     5,000,000      5,741,200
   Series A, MBIA Insured, 5.00%, 4/01/30 ........................................................     1,000,000      1,009,650
   Series B, MBIA Insured, 5.00%, 4/01/31 ........................................................     6,390,000      6,443,037
Pennsbury School District GO, FGIC Insured, 5.00%, 1/15/22 .......................................     2,835,000      2,951,377
Pennsylvania Convention Center Authority Revenue, Refunding, Series A, 6.60%, 9/01/09 ............     5,000,000      5,130,500
Pennsylvania Economic Development Financing Authority Revenue, Lincoln University, Series A,
  FGIC Insured, 5.00%, 6/01/33 ...................................................................     3,325,000      3,362,573
Pennsylvania EDA Financing Authority Revenue, MacMillan, LP Project, Pre-Refunded,
  7.60%, 12/01/20 ................................................................................     3,000,000      3,214,080
Pennsylvania EDA Financing Resources Recovery Revenue, Colver Project, Series D,
  7.125%, 12/01/15 ...............................................................................     5,000,000      5,145,350
Pennsylvania HFAR,
   SF, 5.25%, 4/01/21 ............................................................................     7,000,000      7,065,870
   SFM, Series 67A, 5.85%, 10/01/18 ..............................................................     5,000,000      5,174,950


148 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                              AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue,
 Philadelphia Funding Program, FGIC Insured, Pre-Refunded, 7.00%, 6/15/14 ........................   $ 6,000,000   $  6,159,300
Pennsylvania State Higher Educational Facilities Authority College and University Revenues,
   Allegheny College, Series B, 6.125%, 11/01/13 .................................................        90,000         90,871
   Marywood University Project, MBIA Insured, 5.65%, 6/01/25 .....................................     2,500,000      2,732,575
Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,
   Allegheny Delaware Valley Obligation Group, Refunding, Series A, MBIA Insured,
    5.875%, 11/15/21 .............................................................................    17,000,000     18,178,950
   University of Pennsylvania Health Services, Refunding, Series A, 5.75%, 1/01/22 ...............    10,000,000     10,468,000
Pennsylvania State Higher Educational Facilities Authority Revenue,
   Bryn Mawr College, AMBAC Insured, 5.125%, 12/01/29 ............................................     1,500,000      1,537,395
   Drexel University, Refunding, MBIA Insured, 5.75%, 5/01/22 ....................................     4,000,000      4,358,800
   Drexel University, Series A, 5.00%, 5/01/20 ...................................................     1,485,000      1,534,911
   Drexel University, Series A, 5.20%, 5/01/29 ...................................................       750,000        772,005
   Philadelphia College of Textiles and Science, 6.75%, 4/01/20 ..................................     3,040,000      3,141,262
   State System of Higher Education, Series N, MBIA Insured, Pre-Refunded, 5.80%, 6/15/24 ........     4,000,000      4,219,040
   State System of Higher Education, Series R, FSA Insured, 5.00%, 6/15/24 .......................     3,140,000      3,202,392
   Temple University, 7.40%, 10/01/10 ............................................................        30,000         30,115
   Temple University, First Series, MBIA Insured, 5.00%, 7/15/31 .................................     3,000,000      3,032,010
Pennsylvania State Public School Building Authority Revenue,
   Central Montgomery County Area, FGIC Insured, 5.00%, 5/15/24 ..................................     2,500,000      2,593,350
   Lehigh Career and Technical Institution, MBIA Insured, 5.00%, 10/01/31 ........................     1,000,000      1,009,720
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B,
 MBIA Insured, 5.00%,
   12/01/24 ......................................................................................     1,655,000      1,714,415
   12/01/31 ......................................................................................     5,000,000      5,061,400
Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, 5.00%,
   7/15/28 .......................................................................................    10,000,000     10,188,700
   7/15/31 .......................................................................................    13,820,000     13,983,214
Pennsylvania State Turnpike Commission Turnpike Revenue,
   Series A, AMBAC Insured, 5.00%, 12/01/34 ......................................................     5,000,000      5,066,750
   Series R, AMBAC Insured, 5.00%, 12/01/26 ......................................................     2,000,000      2,052,460
Pennsylvania State Turnpike Oil Commission Franchise Tax Revenue, Series R,
 AMBAC Insured, 5.00%, 12/01/30 ..................................................................    11,125,000     11,269,736
Philadelphia Airport Revenue, Philadelphia Airport System, Series A, AMBAC Insured,
 6.10%, 6/15/25 ..................................................................................     5,000,000      5,185,500
Philadelphia Authority For IDR, Series B, AMBAC Insured, 5.25%, 7/01/31 ..........................     2,000,000      2,072,560
Philadelphia Gas Works Revenue, 12th Series B, MBIA Insured, ETM, 7.00%, 5/15/20 .................     1,000,000      1,249,900
Philadelphia Hospitals and Higher Educational Facilities Authority Revenue,
   Children's Hospital, Refunding, Series A, 5.00%, 2/15/21 ......................................     2,465,000      2,469,043
   Frankford Hospital, Series A, ETM, 6.00%, 6/01/14 .............................................     2,305,000      2,346,352
   Temple University Hospital, 5.875%, 11/15/23 ..................................................     5,000,000      4,946,350
Philadelphia Housing Authority Capital Fund Program Revenue, Series A, FSA Insured,
 5.00%, 12/01/21 .................................................................................     5,000,000      5,258,800
Philadelphia IDA Lease Revenue, Series B, FSA Insured, 5.125%, 10/01/26 ..........................    12,000,000     12,441,360
Philadelphia Parking Authority Parking Revenue, Airport, FSA Insured, 5.25%,
   9/01/22 .......................................................................................     3,250,000      3,442,043
   9/01/29 .......................................................................................    13,000,000     13,419,900


                                       Quarterly Statements of Investments | 149

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                              AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Philadelphia RDA Home Improvement Loan Revenue, Series B, FHA Insured, 6.10%, 6/01/17 ............   $    85,000   $     87,190
Philadelphia School District GO,
   Series B, AMBAC Insured, Pre-Refunded, 5.375%, 4/01/19 ........................................     1,000,000      1,070,450
   Series C, MBIA Insured, Pre-Refunded, 5.75%, 3/01/29 ..........................................     8,000,000      9,051,520
   Series D, FGIC Insured, 5.125%, 6/01/34 .......................................................     5,000,000      5,149,650
Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured, 5.00%, 11/01/31 ...............     7,515,000      7,597,815
Pittsburgh Public Parking Authority Parking Revenue, AMBAC Insured, 6.00%, 12/01/24 ..............     2,000,000      2,263,960
Pittsburgh Urban RDA Mortgage Revenue,
   Series C, GNMA Secured, 5.70%, 4/01/30 ........................................................     1,370,000      1,394,276
   Series D, 6.25%, 10/01/17 .....................................................................     1,695,000      1,749,511
Pittsburgh Urban RDA Tax Allocation, 6.10%, 5/01/19 ..............................................     1,000,000      1,098,100
Pittsburgh Water and Sewer System Authority Revenue, Refunding, FGIC Insured,
  ETM, 7.25%, 9/01/14 ............................................................................     1,250,000      1,501,850
Plum Boro School District GO, FGIC Insured, 5.25%, 9/15/30 .......................................     8,870,000      9,139,559
Puerto Rico Commonwealth GO, Public Improvement, Series A,
   5.00%, 7/01/29 ................................................................................     4,000,000      4,027,080
   5.00%, 7/01/33 ................................................................................    30,000,000     30,102,600
   Pre-Refunded, 5.00%, 7/01/27 ..................................................................    10,590,000     11,750,558
Puerto Rico PBA Revenue, Guaranteed, Government Facilities, Series I, 5.00%, 7/01/36 .............     5,950,000      5,972,253
Sayre Health Care Facilities Authority Revenue, Guthrie Health, Series A, 5.875%, 12/01/31 .......     2,500,000      2,571,375
Seneca Valley School District GO, MBIA Insured, 5.375%, 1/01/21 ..................................     2,000,000      2,155,220
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital Project,
  Series A, MBIA Insured, 5.75%, 7/01/26 .........................................................    10,000,000     10,657,900
Southcentral General Authority Revenue, Wellspan Health Obligated, Refunding, MBIA Insured,
  5.25%, 5/15/31 .................................................................................    10,000,000     10,222,200
Southeastern Pennsylvania Transportation Authority Special Revenue, FGIC Insured,
  5.375%, 3/01/22 ................................................................................     3,000,000      3,228,630
Southern Lehigh School District GO, Series A, FGIC Insured, 5.00%, 9/01/25 .......................     6,900,000      7,086,714
State Public School Building Authority College Revenue, Westmoreland County Community
  College, FGIC Insured, 5.25%, 10/15/22 .........................................................     2,170,000      2,319,687
State Public School Building Authority School Revenue,
   Daniel Boone School District Project, MBIA Insured, 5.00%, 4/01/28 ............................    10,000,000     10,183,400
   Northwestern School District Project, Series E, FGIC Insured, 5.75%, 1/15/19 ..................     3,000,000      3,311,040
   Philadelphia School District Project, FSA Insured, 5.00%, 6/01/33 .............................    34,170,000     34,499,741
Susquehanna Area Regional Airport Authority Revenue, Series A, AMBAC Insured,
  5.00%, 1/01/28 .................................................................................     2,000,000      2,006,520
University of Pittsburgh Revenue, Higher Education, Refunding, Series B, MBIA Insured,
  5.00%, 6/01/21 .................................................................................    10,000,000     10,324,500
Upper St. Clair Township School District GO,
   FSA Insured, 5.00%, 7/15/28 ...................................................................     1,000,000      1,017,050
   Refunding, 5.20%, 7/15/27 .....................................................................     5,000,000      5,091,400
Virgin Islands PFAR, Gross Receipts Taxes, Loan Note, Radian Insured, 5.00%, 10/01/33 ............     5,000,000      5,049,950
Washington County Authority Revenue, Capital Projects and Equipment Program,
  Refunding, AMBAC Insured, 6.15%, 12/01/29 ......................................................     5,000,000      5,175,650
Washington County GO, Series A, AMBAC Insured, 5.125%, 9/01/27 ...................................     5,000,000      5,169,050
West Allegheny School District GO, Refunding, Series D, FGIC Insured, 4.75%,
   9/01/19 .......................................................................................     2,000,000      2,064,180
   9/01/20 .......................................................................................     3,805,000      3,908,001
                                                                                                                   ------------
TOTAL BONDS ......................................................................................                  797,870,125
                                                                                                                   ------------


150 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          PRINCIPAL
     FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                             AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     ZERO COUPON/STEP-UP BONDS .8%
     Pennsylvania HFA, SFMR,
       Series 63A, 4/01/30 ...........................................................................   $11,000,000   $  2,596,660
       Series 64, zero cpn. to 10/01/08, 5.25% thereafter, 4/01/30 ...................................     4,985,000      4,081,319
                                                                                                                       ------------
     TOTAL ZERO COUPON/STEP-UP BONDS .................................................................                    6,677,979
                                                                                                                       ------------
     TOTAL LONG TERM INVESTMENTS (COST $765,141,705) .................................................                  804,548,104
                                                                                                                       ------------
     SHORT TERM INVESTMENTS 1.2%
     BONDS
 (b) Chester County IDAR, Refunding, Daily VRDN and Put, 1.69%, 7/01/31 ..............................       600,000        600,000
 (b) Delaware County IDA Airport Facilities Revenue, United Parcel Service Project,
      Daily VRDN and Put, 1.59%, 12/01/15 ............................................................       200,000        200,000
 (b) Emmaus General Authority Revenue, FSA Insured, Weekly VRDN and Put, 1.68%, 12/01/28 .............     3,000,000      3,000,000
 (b) Gettysburg Area IDAR, Brethren Home Community Project, Series A, Weekly VRDN and Put,
      1.68%, 6/01/24 .................................................................................     1,975,000      1,975,000
 (b) Lehigh County General Purpose Authority Revenues, St. Lukes Hospital Project,
      Daily VRDN and Put, 1.66%, 7/01/31 .............................................................       400,000        400,000
 (b) Pennsylvania State Higher Educational Facilities Authority College and University Revenues,
      College of Optometry, Refunding, Weekly VRDN and Put, 1.68%, 3/01/26 ...........................       100,000        100,000
 (b) Pennsylvania State Turnpike Commission Turnpike Revenue, Series Q, Daily VRDN and Put,
      1.69%, 6/01/27 .................................................................................     1,000,000      1,000,000
 (b) Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
      MBIA Insured, Weekly VRDN and Put, 1.58%, 12/01/15 .............................................       900,000        900,000
 (b) York General Authority Pooled Financing Revenue, Sub Series A, AMBAC Insured,
      Weekly VRDN and Put, 1.68%, 9/01/26 ............................................................     1,520,000      1,520,000
                                                                                                                       ------------
     TOTAL SHORT TERM INVESTMENTS (COST $9,693,651) ..................................................                    9,695,000
                                                                                                                       ------------
     TOTAL INVESTMENTS (COST $774,835,356) 99.5% .....................................................                  814,243,104
     OTHER ASSETS, LESS LIABILITIES .5% ..............................................................                    3,984,514
                                                                                                                       ------------
     NET ASSETS 100.0% ...............................................................................                 $818,227,618
                                                                                                                       ============

See Glossary of Terms on page 157.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                                       Quarterly Statements of Investments | 151

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          PRINCIPAL
     FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                                 AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS 98.2%
     BONDS
     Abingdon IDA Hospital Facilities Revenue, Johnston Memorial Hospital, Refunding,
       5.375%, 7/01/28 ...............................................................................   $ 5,000,000   $  5,075,500
     Alexandria IDA Educational Facilities Revenue, Episcopal High School, 5.875%, 1/01/29 ...........     2,500,000      2,686,175
     Arlington County GO, Public Improvements, 5.00%, 2/01/22 ........................................     2,060,000      2,159,601
     Bedford County IDA, IDR, Nekoosa Packaging Corp. Project, Refunding,
        5.60%, 12/01/25 ..............................................................................     2,650,000      2,587,698
        6.30%, 12/01/25 ..............................................................................     2,000,000      2,047,600
        Series A, 6.55%, 12/01/25 ....................................................................     5,000,000      5,180,600
     Bristol Utility System Revenue, Refunding, ETM, 5.00%, 7/15/21 ..................................     1,245,000      1,319,924
     Caroline County IDA Lease Revenue, AMBAC Insured, 5.125%, 6/15/34 ...............................     1,000,000      1,028,470
     Chesapeake IDA Public Facilities Lease Revenue, Chesapeake Jail Project, MBIA Insured,
       6.00%, 6/01/12 ................................................................................     3,940,000      4,028,295
     Chesapeake Toll Road Revenue, Expressway, Series A, 5.625%,
        7/15/19 ......................................................................................     3,250,000      3,487,575
        7/15/32 ......................................................................................     8,000,000      8,287,120
     Danville IDA Solid Waste Disposal Revenue, International Paper Co., 6.50%, 3/01/19 ..............       500,000        513,470
     Dinwiddie County IDA Lease Revenue, Refunding, Series B, MBIA Insured, 5.00%, 2/15/30 ...........     1,410,000      1,425,439
     Fairfax County EDA Revenue, National Wildlife Federation, MBIA Insured, 5.375%, 9/01/29 .........     8,000,000      8,387,440
     Fairfax County IDAR, Health Care,
        Inova Health System Project, 6.00%, 8/15/26 ..................................................     5,000,000      5,379,000
        Inova Health System Project, Refunding, Series A, 5.00%, 8/15/25 .............................     5,000,000      5,041,050
        Inova Health, Refunding, Series A, 5.00%, 8/15/18 ............................................     2,100,000      2,160,690
     Fairfax County Redevelopment and Housing Authority MFHR,
        Cedar Ridge Apartments, GNMA Secured, 6.30%, 12/20/27 ........................................     4,700,000      4,795,645
        Paul Spring Center, Refunding, Series A, FHA Insured, 5.90%, 6/15/17 .........................     1,000,000      1,051,090
        Paul Spring Center, Refunding, Series A, FHA Insured, 6.00%, 12/15/28 ........................     1,000,000      1,047,160
     Fairfax County Sewer Revenue, MBIA Insured, Pre-Refunded, 5.875%, 7/15/28 .......................     5,000,000      5,395,050
     Fairfax County Water Authority Water Revenue, Refunding, 5.00%, 4/01/27 .........................    14,250,000     14,609,243
     Frederick County IDA Lease Revenue, Government Complex Facilities Project, MBIA Insured,
       Pre-Refunded, 6.50%, 12/01/09 .................................................................     2,040,000      2,080,800
     Fredericksburg IDA Hospital Facilities Revenue, Medicorp Health System Obligation, Refunding,
       AMBAC Insured, 5.25%, 6/15/23 .................................................................    10,000,000     10,373,300
 (a) Front Royal and Warren County IDA Lease Revenue, Series B, FSA Insured, 5.00%, 4/01/29 ..........     4,615,000      4,690,409
     Gloucester County IDA Lease Revenue, Courthouse Project, MBIA Insured, 5.50%, 11/01/30 ..........     1,715,000      1,831,912
     Greater Richmond Convention Center Authority Hotel Tax Revenue, Convention Center
       Expansion Project,
        6.125%, 6/15/29 ..............................................................................     8,000,000      8,858,480
        6.25%, 6/15/32 ...............................................................................     8,175,000      9,085,286
     Hampton Convention Center Revenue, Refunding, AMBAC Insured,
        5.25%, 1/15/23 ...............................................................................     3,000,000      3,208,230
        5.125%, 1/15/28 ..............................................................................     2,605,000      2,696,644
        5.00%, 1/15/35 ...............................................................................     2,000,000      2,019,820
     Hampton Redevelopment and Housing Authority Senior Living Association Revenue,
       Refunding, Series A, GNMA Secured, 6.00%, 1/20/26 .............................................     1,060,000      1,111,368
     Hampton Roads Regional Jail Authority Jail Facilities Revenue, Series A, MBIA Insured,
       5.00%, 7/01/28 ................................................................................    10,000,000     10,103,900
     Hanover County Water and Sewer System Revenue, MBIA Insured, 5.25%, 2/01/26 .....................     4,175,000      4,321,167
     Harrisonburg GO, FSA Insured, 5.75%, 12/01/29 ...................................................     1,000,000      1,108,230


152 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                                  AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Henrico County IDAR, Solid Waste, Browning-Ferris Industries, South Atlantic Inc., Series A,
 5.875%, 3/01/17 .................................................................................   $ 1,000,000   $    929,320
Henry County IDA Hospital Revenue, Memorial Hospital of Martinsville and Henry, Pre-Refunded,
 6.00%, 1/01/27 ..................................................................................     1,250,000      1,356,538
Isle Wight County IDA Environmental Improvement Revenue, International Paper Company Project,
 Series A, 6.60%, 5/01/24 ........................................................................     2,000,000      2,165,280
Isle Wight County IDAR, International Paper Co. Project, Series A, 5.85%, 1/01/18 ................     4,155,000      4,409,494
Leesburg Utilities System Revenue, Refunding, MBIA Insured, 5.125%, 7/01/22 ......................     3,000,000      3,162,360
Loudoun County IDA Hospital Revenue, Loudoun Hospital Center,
   FSA Insured, 5.80%, 6/01/26 ...................................................................     3,000,000      3,108,360
   Series A, 6.10%, 6/01/32 ......................................................................     1,500,000      1,582,275
Loudoun County Sanitation Authority Water and Sewer Revenue,
   Refunding, FGIC Insured, 5.125%, 1/01/26 ......................................................     3,795,000      3,873,822
   Refunding, FGIC Insured, 5.125%, 1/01/30 ......................................................     5,250,000      5,337,570
   Series 96, FGIC Insured, 5.25%, 1/01/26 .......................................................     6,500,000      6,727,175
   Series 96, FGIC Insured, 5.25%, 1/01/30 .......................................................     1,000,000      1,023,130
Lynchburg IDA Healthcare Facilities Revenue, Centra Health, Refunding, 5.20%, 1/01/28 ............     8,000,000      8,063,520
Lynchburg Redevelopment and Housing Authority Revenue, Walden Pond III, Refunding, Series A,
 GNMA Secured, 6.20%, 7/20/27 ....................................................................     1,000,000      1,038,960
Metropolitan Washington D.C. Airport Authority System Revenue,
   Refunding, Series A, FGIC Insured, 5.00%, 10/01/25 ............................................     1,000,000      1,012,750
   Series B, FGIC Insured, 5.25%, 10/01/32 .......................................................     6,655,000      6,878,741
Metropolitan Washington D.C. Airports Authority General Airport Revenue,
   Refunding, Series A, FGIC Insured, 5.00%, 10/01/27 ............................................     5,000,000      5,028,400
   Series A, 5.375%, 10/01/23 ....................................................................     3,000,000      3,102,510
   Series B, 5.75%, 10/01/20 .....................................................................     6,000,000      6,262,560
Middle River Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%, 5/15/28 .........     1,000,000      1,026,180
Middlesex County IDA Lease Revenue, School Facilities Project, MBIA Insured, Pre-Refunded,
   5.875%, 8/01/21 ...............................................................................     1,420,000      1,641,903
   6.10%, 8/01/26 ................................................................................     1,725,000      2,011,454
Montgomery County IDA Lease Revenue, Series B, AMBAC Insured, 5.50%, 1/15/22 .....................     1,000,000      1,082,820
Newport News IDA Mortgage Revenue, Mennowood Communities Inc., Series A, GNMA Secured,
 6.25%, 8/01/36 ..................................................................................     2,960,000      3,101,310
Newport News Redevelopment and Housing Authority Revenue, Refunding, Series A,
 GNMA Secured, 5.85%, 12/20/30 ...................................................................     4,060,000      4,223,171
Norfolk Airport Authority Revenue, Series B, FGIC Insured, 5.125%, 7/01/31 .......................     1,440,000      1,455,552
Norfolk GO, Capital Improvements, Refunding, Series B, FSA Insured, 5.00%, 7/01/22 ...............     1,720,000      1,795,972
Norfolk IDAR, Health Care, Bon Secours Health, Series B, MBIA Insured, 5.25%, 8/15/26 ............     3,000,000      3,089,040
Norfolk Parking System Revenue, MBIA Insured,
   5.55%, 2/01/27 ................................................................................     1,775,000      1,889,967
   Pre-Refunded, 5.55%, 2/01/27 ..................................................................       225,000        245,108
Norfolk Water Revenue, MBIA Insured, 5.90%, 11/01/25 .............................................     5,000,000      5,259,650
Orange County IDAR, Public Facility, Orange County Project, AMBAC Insured, 5.00%, 2/01/34 ........     1,000,000      1,010,920
Peninsula Ports Authority Hospital Facilities Revenue, Whittaker Memorial Hospital Project,
 Refunding, FHA Insured, 8.70%, 8/01/23 ..........................................................        50,000         60,493
Port Authority Commonwealth Port Fidelity Revenue, MBIA Insured, 4.75%, 7/01/28 ..................     1,500,000      1,464,585
Powhatan Co. EDA Lease Revenue, Virginia Capital Projects, AMBAC Insured, 5.25%, 7/15/33 .........     1,000,000      1,045,110


                                       Quarterly Statements of Investments | 153

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                                  AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Prince William County IDA, MFHR, Remington Place Apartments Project, Series A-1,
 AMBAC Insured, 6.00%, 12/01/33 ..................................................................   $ 2,340,000   $  2,439,005
Prince William County Service Authority Water and Sewer Systems Revenue,
 FGIC Insured, 5.50%, 7/01/29 ....................................................................     5,000,000      5,339,450
Puerto Rico Commonwealth GO, Public Improvement, Series A,
  5.00%, 7/01/29 .................................................................................     8,000,000      8,054,160
  5.125%, 7/01/31 ................................................................................     3,315,000      3,343,410
  5.00%, 7/01/33 .................................................................................     2,000,000      2,006,840
  FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 .....................................................    16,000,000     17,753,440
  Pre-Refunded, 5.125%, 7/01/31 ..................................................................     1,685,000      1,877,039
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
  5.50%, 7/01/36 .................................................................................     4,500,000      4,777,110
  Pre-Refunded, 6.00%, 7/01/22 ...................................................................     2,000,000      2,149,420
Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series D,
  5.375%, 7/01/36 ................................................................................     5,000,000      5,164,600
  5.25%, 7/01/38 .................................................................................     3,000,000      3,069,480
  Series G, 5.00%, 7/01/33 .......................................................................     5,000,000      5,013,650
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
 AMBAC Insured, 5.00%, 7/01/28 ...................................................................     5,000,000      5,091,750
Puerto Rico Electric Power Authority Power Revenue,
  Refunding, Series Z, 5.25%, 7/01/21 ............................................................     1,500,000      1,519,590
  Series HH, FSA Insured, 5.25%, 7/01/29 .........................................................     5,910,000      6,187,120
Puerto Rico HFC Revenue,
  MF Mortgage, Portfolio A-I, 7.50%, 4/01/22 .....................................................     1,025,000      1,026,886
  Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%, 12/01/26 .........................        20,000         20,561
Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/27 ..............     2,580,000      2,655,929
Puerto Rico PBA Revenue, Guaranteed, Government Facilities, Series D,
  5.375%, 7/01/33 ................................................................................     1,315,000      1,355,765
  Pre-Refunded, 5.375%, 7/01/33 ..................................................................     3,685,000      4,128,306
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, Pre-Refunded,
 5.70%, 8/01/25 ..................................................................................     1,000,000      1,127,150
Richmond GO, FGIC Insured, 5.00%, 7/15/19 ........................................................     3,690,000      3,922,581
Richmond IDA Student Housing Revenue, University Real Estate Foundation, 5.55%, 1/01/31 ..........     4,400,000      4,654,848
Richmond Public Facilities COP, 800 Megahertz Project, Series A, AMBAC Insured, 5.00%,
 8/01/22 .........................................................................................     2,000,000      2,079,060
Richmond Public Utility Revenue,
  FSA Insured, 5.00%, 1/15/35 ....................................................................     3,500,000      3,547,005
  Refunding, FSA Insured, 5.00%, 1/15/33 .........................................................     8,500,000      8,600,980
Spotsylvania County Water and Sewer System Revenue, MBIA Insured,
  5.25%, 6/01/22 .................................................................................     6,500,000      6,915,155
  5.40%, 6/01/27 .................................................................................     6,800,000      7,108,448
University of Virginia Revenue, Series A, 5.00%, 6/01/33 .........................................    14,000,000     14,252,000
Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
  10/01/15 .......................................................................................     1,500,000      1,580,985
  10/01/18 .......................................................................................     1,500,000      1,565,295
Virginia Beach Water and Sewer Revenue, 5.25%, 8/01/21 ...........................................     1,865,000      1,985,833


154 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                                  AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Virginia College Building Authority Educational Facilities Revenue,
  21st Century College Program, 5.00%, 2/01/21 ...................................................   $ 1,000,000   $  1,046,690
  Hampton University Project, 6.00%, 4/01/20 .....................................................     1,500,000      1,686,210
  Regent University Project, MBIA Insured, 5.125%, 10/01/21 ......................................     5,000,000      5,296,150
  Regent University Project, MBIA Insured, 5.125%, 10/01/31 ......................................     4,050,000      4,154,045
  Washington and Lee University, 5.75%, 1/01/19 ..................................................        50,000         50,664
Virginia Commonwealth Transportation Board Transportation Revenue,
  Northern Virginia Transportation Program, Refunding, Series A, 5.00%, 5/15/27 ..................     8,920,000      9,120,076
  U.S. Route 58 Corridor Development Program, Series B, 5.00%, 5/15/24 ...........................     2,000,000      2,064,440
  U.S. Route 58 Corridor Development Project, Series B, 5.00%, 5/15/26 ...........................    10,000,000     10,237,600
Virginia State HDA Commonwealth Mortgage Revenue, Series J, Sub Series J-1, MBIA Insured,
 5.20%, 7/01/19 ..................................................................................     3,325,000      3,436,288
Virginia State HDA Rental Housing Revenue,
  Series J, 5.80%, 2/01/19 .......................................................................     2,000,000      2,083,840
  Series L, 5.75%, 2/01/15 .......................................................................     1,000,000      1,058,820
Virginia State HDA, MFHR,
  Series C, 5.30%, 11/01/16 ......................................................................     1,000,000      1,046,620
  Series H, 5.55%, 5/01/15 .......................................................................     1,000,000      1,047,490
Virginia State Public School Authority GO, School Financing,
  Series A, 5.00%, 8/01/20 .......................................................................     3,000,000      3,166,140
  Series A, 5.00%, 8/01/21 .......................................................................     4,000,000      4,209,600
  Series C, 5.00%, 8/01/22 .......................................................................     2,000,000      2,092,920
  Series C, 5.00%, 8/01/26 .......................................................................    10,925,000     11,233,631
Virginia State Resources Authority Airports Revenue, Revolving Fund, Series A, 5.00%, 8/01/27 ....     3,000,000      3,047,460
Virginia State Resources Authority Infrastructure Revenue, Virginia Pooled Financing Program,
 Senior Series, 5.00%, 11/01/33 ..................................................................     5,000,000      5,093,400
Virginia State Resources Authority Water and Sewer System Revenue,
  Pooled Loan Program, Series A, ETM, 7.35%, 11/01/16 ............................................        45,000         45,639
  Pooled Loan Program, Series A, ETM, 7.45%, 11/01/16 ............................................        10,000         10,460
  Rapidan Service Authority, Refunding, 5.30%, 10/01/18 ..........................................     1,610,000      1,719,190
  Tuckahoe Service District Project, 5.00%, 11/01/35 .............................................     2,000,000      2,031,160
Winchester IDA Educational Facilities Revenue, First Mortgage, Shenandoah University Project,
 Asset Guaranteed, 6.80%, 10/01/24 ...............................................................       185,000        189,723
York County Sewer Revenue, 5.875%,
  6/01/24 ........................................................................................       500,000        557,245
  6/01/29 ........................................................................................     1,500,000      1,655,190
                                                                                                                   ------------
TOTAL LONG TERM INVESTMENTS (COST $438,828,858) ..................................................                  462,342,923
                                                                                                                   ------------


                                       Quarterly Statements of Investments | 155

FRANKLIN TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
     FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                              AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------------
     SHORT TERM INVESTMENTS .5%
     BONDS
 (b) Alexandria Redevelopment and Housing Authority Residential Care Facility Revenue,
      First Mortgage, Goodwin House Inc., Series B, Daily VRDN and Put, 1.66%, 10/01/06 ...........   $ 1,305,000   $  1,305,000
 (b) Roanoke IDA Hospital Revenue, Carilion Health System, Series C, Daily VRDN and Put,
      1.66%, 7/01/27 ..............................................................................       900,000        900,000
                                                                                                                    ------------
     TOTAL SHORT TERM INVESTMENTS (COST $2,205,000) ...............................................                    2,205,000
                                                                                                                    ------------
     TOTAL INVESTMENTS (COST $441,033,858) 98.7% ..................................................                  464,547,923
     OTHER ASSETS, LESS LIABILITIES 1.3% ..........................................................                    6,160,852
                                                                                                                    ------------
     NET ASSETS 100.0% ............................................................................                 $470,708,775
                                                                                                                    ============

See Glossary of Terms on page 157.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


156 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

GLOSSARY OF TERMS

1915 ACT - Improvement Bond Act of 1915
ABAG     - The Association of Bay Area Governments
ACA      - American Capital Access Holdings Inc.
ACES     - Adjustable Convertible Exempt Securities
AD       - Assessment District
AMBAC    - American Municipal Bond Assurance Corp.
BART     - Bay Area Rapid Transit
BIG      - Bond Investors Insurance Co. (acquired by MBIA in
           1989 and no longer does business under this name)
CBI      - Certificate of Beneficial Interest
CDA      - Community Development Authority/Agency
CDD      - Community Development District
CFD      - Community Facilities District
COP      - Certificate of Participation
EDA      - Economic Development Authority
EDC      - Economic Development Corp.
EDR      - Economic Development Revenue
ETM      - Escrow to Maturity
FGIC     - Financial Guaranty Insurance Co.
FHA      - Federal Housing Authority/Agency
FNMA     - Federal National Mortgage Association
FSA      - Financial Security Assistance
GNMA     - Government National Mortgage Association
GO       - General Obligation
HDA      - Housing Development Authority/Agency
HDC      - Housing Development Corporation
HFA      - Housing Finance Authority/Agency
HFAR     - Housing Finance Authority/Agency Revenue
HFC      - Housing Finance Corp.
HMR      - Home Mortgage Revenue
ID       - Improvement District
IDA      - Industrial Development Authority/Agency
IDAR     - Industrial Development Authority/Agency Revenue
IDB      - Industrial Development Bond/Board
IDBR     - Industrial Development Bond Insurance Revenue
IDR      - Industrial Development Revenue
IPC      - Industrial Pollution Control
ISD      - Independent School District
LLC      - Limited Liability Corporation
LP       - Limited Partnership
MAC      - Municipal Assistance Corp.
MBIA     - Municipal Bond Investors Assurance Corp.
MBS      - Mortgage-Backed Securities
MF       - Multi-Family
MFH      - Multi-Family Housing
MFHR     - Multi-Family Housing Revenue
MFMR     - Multi-Family Mortgage Revenue
MFR      - Multi-Family Revenue
MTA      - Metropolitan Transit Authority
MUD      - Municipal Utility District
PBA      - Public Building Authority
PCFA     - Pollution Control Financing Authority
PCR      - Pollution Control Revenue
PFAR     - Public Financing Authority Revenue
PUD      - Public Utility District
RDA      - Redevelopment Agency/Authority
RAN      - Revenue Anticipation Notes
RDAR     - Redevelopment Agency Revenue
RMR      - Residential Mortgage Revenue
SF       - Single Family
SFHR     - Single Family Housing Revenue
SFHMR    - Single Family Housing Mortgage Revenue
SFM      - Single Family Mortgage
SFMR     - Single Family Mortgage Revenue
SFR      - Single Family Revenue
UHSD     - Unified/Union High School District
USD      - Unified/Union School District
VHA      - Volunteer Hospital of America
XLCA     - XL Capital Assurance


                                       Quarterly Statements of Investments | 157

FRANKLIN TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-five separate series (the Funds).

1. INCOME TAXES

At November 30, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                              -----------------------------------------------------
                                                 FRANKLIN           FRANKLIN           FRANKLIN
                                                  ALABAMA            ARIZONA           COLORADO
                                                 TAX-FREE           TAX-FREE           TAX-FREE
                                                INCOME FUND        INCOME FUND        INCOME FUND
                                              -----------------------------------------------------
Investments at cost .......................   $   237,414,815    $   845,607,720    $   344,915,140
                                              =====================================================

Unrealized appreciation ...................   $    15,526,855    $    49,557,891    $    21,844,805
Unrealized depreciation ...................          (201,735)        (3,734,711)          (136,394)
                                              -----------------------------------------------------
Net unrealized appreciation (depreciation)    $    15,325,120    $    45,823,180    $    21,708,411
                                              =====================================================


                                              -----------------------------------------------------
                                                 FRANKLIN           FRANKLIN       FRANKLIN FEDERAL
                                                CONNECTICUT          DOUBLE       INTERMEDIATE-TERM
                                                 TAX-FREE           TAX-FREE           TAX-FREE
                                                INCOME FUND        INCOME FUND        INCOME FUND
                                              -----------------------------------------------------
Investments at cost .......................   $   273,270,788    $   316,172,885    $   471,806,127
                                              =====================================================

Unrealized appreciation ...................   $    14,501,064    $    15,477,099    $    17,506,549
Unrealized depreciation ...................        (1,632,847)          (672,531)        (1,137,639)
                                              -----------------------------------------------------
Net unrealized appreciation (depreciation)    $    12,868,217    $    14,804,568    $    16,368,910
                                              =====================================================


                                              -----------------------------------------------------
                                              FRANKLIN FEDERAL   FRANKLIN FLORIDA      FRANKLIN
                                               LIMITED-TERM          INSURED            FLORIDA
                                                 TAX-FREE           TAX-FREE           TAX-FREE
                                                INCOME FUND        INCOME FUND        INCOME FUND
                                              -----------------------------------------------------
Investments at cost .......................   $    34,946,761    $   135,162,071    $ 1,543,829,754
                                              =====================================================

Unrealized appreciation ...................   $        73,628    $     8,847,411    $   113,543,098
Unrealized depreciation ...................          (133,222)           (47,063)          (409,846)
                                              -----------------------------------------------------
Net unrealized appreciation  (depreciation)   $       (59,594)   $     8,800,348    $   113,133,252
                                              =====================================================


158 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

1. INCOME TAXES (CONTINUED)

                                             -----------------------------------------------------
                                                 FRANKLIN           FRANKLIN           FRANKLIN
                                                  GEORGIA          HIGH YIELD           INSURED
                                                 TAX-FREE           TAX-FREE           TAX-FREE
                                                INCOME FUND        INCOME FUND        INCOME FUND
                                              -----------------------------------------------------
Investments at cost .......................   $   186,540,848    $ 5,108,181,594    $ 1,719,320,072
                                              =====================================================

Unrealized appreciation ...................   $    11,888,673    $   321,656,609    $   101,126,847
Unrealized depreciation ...................          (527,616)       (99,181,971)        (1,151,865)
                                              -----------------------------------------------------
Net unrealized appreciation (depreciation)    $    11,361,057    $   222,474,638    $    99,974,982
                                              =====================================================


                                              -----------------------------------------------------
                                                 FRANKLIN           FRANKLIN           FRANKLIN
                                                 KENTUCKY           LOUISIANA          MARYLAND
                                                 TAX-FREE           TAX-FREE           TAX-FREE
                                                INCOME FUND        INCOME FUND        INCOME FUND
                                              -----------------------------------------------------
Investments at cost .......................   $   103,086,746    $   189,953,457    $   353,171,414
                                              =====================================================

Unrealized appreciation ...................   $     5,277,882    $    10,800,981    $    16,779,564
Unrealized depreciation ...................          (501,870)          (374,900)          (344,164)
                                              -----------------------------------------------------
Net unrealized appreciation (depreciation)    $     4,776,012    $    10,426,081    $    16,435,400
                                              =====================================================


                                              -----------------------------------------------------
                                                 FRANKLIN           FRANKLIN           FRANKLIN
                                               MASSACHUSETTS        MICHIGAN           MINNESOTA
                                              INSURED TAX-FREE   INSURED TAX-FREE   INSURED TAX-FREE
                                                INCOME FUND        INCOME FUND        INCOME FUND
                                              -----------------------------------------------------
Investments at cost .......................   $   424,102,064    $ 1,264,741,871    $   537,592,208
                                              =====================================================
Unrealized appreciation ...................   $    27,221,953    $    77,037,139    $    25,004,397
Unrealized depreciation ...................          (296,598)          (329,997)          (557,842)
                                              -----------------------------------------------------
Net unrealized appreciation  (depreciation)   $    26,925,355    $    76,707,142    $    24,446,555
                                              =====================================================


                                              -----------------------------------------------------
                                                 FRANKLIN           FRANKLIN           FRANKLIN
                                                 MISSOURI          NEW JERSEY       NORTH CAROLINA
                                                 TAX-FREE           TAX-FREE           TAX-FREE
                                                INCOME FUND        INCOME FUND        INCOME FUND
                                              -----------------------------------------------------
Investments at cost .......................   $   528,878,682    $   890,186,197    $   464,131,275
                                              =====================================================

Unrealized appreciation ...................   $    26,852,329    $    53,448,175    $    26,809,591
Unrealized depreciation ...................          (911,376)        (2,239,240)          (603,024)
                                              -----------------------------------------------------
Net unrealized appreciation (depreciation)    $    25,940,953    $    51,208,935    $    26,206,567
                                              =====================================================


                                       Quarterly Statements of Investments | 159

FRANKLIN TAX-FREE TRUST

1. INCOME TAXES (CONTINUED)

                                              -----------------------------------------------------
                                                 FRANKLIN           FRANKLIN           FRANKLIN
                                               OHIO INSURED          OREGON          PENNSYLVANIA
                                                 TAX-FREE           TAX-FREE           TAX-FREE
                                                INCOME FUND        INCOME FUND        INCOME FUND
                                              -----------------------------------------------------
Investments at cost .......................   $   959,873,130    $   592,809,455    $   774,788,103
                                              =====================================================

Unrealized appreciation ...................   $    49,105,747    $    31,291,769    $    40,339,001
Unrealized depreciation ...................          (661,368)        (1,506,208)          (884,000)
                                              -----------------------------------------------------
Net unrealized appreciation (depreciation)    $    48,444,379    $    29,785,561    $    39,455,001
                                              =====================================================

                                              -------------
                                                FRANKLIN
                                                VIRGINIA
                                                TAX-FREE
                                               INCOME FUND
                                              -------------
Investments at cost ......................    $ 440,997,025
                                              =============
Unrealized appreciation ..................    $  23,916,452
Unrealized depreciation ..................         (365,554)
                                              -------------
Net unrealized appreciation (depreciation)    $  23,550,898
                                              =============

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


160 | Quarterly Statements of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN TAX-FREE TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Chief Executive Officer - Finance and Administration
Date    January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Chief Executive Officer - Finance and Administration
Date    January 20, 2005

By /S/GALEN G. VETTER
   ------------------
      Chief Financial Officer
Date    January 20, 2005









                                Exhibit A

I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Tax-Free Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

January 20, 2005


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration


I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Tax-Free Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

January 20, 2005


/s/GALEN G. VETTER
Chief Financial Officer